Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund

	Number of Shares	Value
Common Stocks – 97.7%
Advertising & Marketing – 0.2%
Omnicom Group, Inc.	38,854	$3,057,810
Aerospace & Defense – 3.3%
Airbus S.E. ADR (France)	70,303	4,107,101
Boeing (The) Co.*	41,568	8,984,508
Curtiss-Wright Corp.	1,208	874,592
General Dynamics Corp.	33,354	12,788,591
HEICO Corp.(a)	1,598	569,463
Honeywell Aerospace, Inc.*	31,130	6,435,816
Huntington Ingalls Industries, Inc.	180	58,761
Loar Holdings, Inc.(a)*	35,652	2,440,379
Lockheed Martin Corp.	12,589	7,336,114
Moog, Inc., Class A	231	90,055
Northrop Grumman Corp.	5,673	3,077,489
RTX Corp.	70,741	15,224,878
Textron, Inc.	6,594	562,205
		62,549,952
Apparel & Textile Products – 0.3%
Crocs, Inc.*	10,439	1,336,297
Deckers Outdoor Corp.*	3,889	376,766
Kontoor Brands, Inc.(a)	9,041	757,093
NIKE, Inc., Class B	88,755	3,701,971
		6,172,127
Asset Management – 3.3%
Acadian Asset Management, Inc.	6,188	535,200
Ares Management Corp., Class A(a)	11,862	1,519,404
Artisan Partners Asset Management, Inc., Class A(a)	88,669	3,479,372
BlackRock, Inc.	15,985	17,429,884
Blackstone, Inc.	35,853	4,580,221
Charles Schwab (The) Corp.	97,060	10,214,594
Federated Hermes, Inc.	39,895	2,392,104
Hamilton Lane, Inc., Class A	17,240	1,532,808
KKR & Co., Inc.	61,385	6,226,281
LPL Financial Holdings, Inc.	7,303	2,583,071
Raymond James Financial, Inc.	50,072	8,811,671
Stifel Financial Corp.	10,352	858,284
T. Rowe Price Group, Inc.	17,022	1,902,208
Victory Capital Holdings, Inc., Class A(a)	2,027	200,734
		62,265,836
	Number of Shares	Value
Automotive – 0.6%
Aptiv PLC*	1,432	$80,865
Autoliv, Inc. (Sweden)(a)	5,160	635,557
BorgWarner, Inc.	18,625	1,187,158
Gentherm, Inc.*	21,933	890,041
Tesla, Inc.*	21,745	6,767,261
Versigent PLC*	477	19,724
Visteon Corp.	4,105	429,137
XPEL, Inc.(a)*	40,763	1,808,654
		11,818,397
Banking – 3.0%
Bank of America Corp.	190,742	11,816,467
Bank OZK	32,760	1,680,588
Fifth Third Bancorp	46,421	2,622,786
JP Morgan Chase & Co.	48,107	16,923,562
KeyCorp	111,822	2,526,059
PNC Financial Services Group (The), Inc.	21,770	5,439,670
Truist Financial Corp.	39,713	2,058,722
U.S. Bancorp	91,419	5,760,311
Wells Fargo & Co.	107,640	9,305,478
		58,133,643
Beverages – 1.8%
Brown-Forman Corp., Class B(a)	240,397	6,906,606
Coca-Cola Europacific Partners PLC (United Kingdom)	25,534	2,794,952
Constellation Brands, Inc., Class A(a)	50,073	6,521,007
Monster Beverage Corp.*	52,364	5,046,842
PepsiCo, Inc.	78,412	10,943,179
Vita Coco (The) Co., Inc.*	22,727	1,498,618
		33,711,204
Biotechnology & Pharmaceuticals – 3.5%
AbbVie, Inc.	33,094	8,304,608
Alnylam Pharmaceuticals, Inc.*	6,160	1,266,003
Amgen, Inc.	13,141	5,061,388
Biogen, Inc.*	18,130	3,679,484
Bristol-Myers Squibb Co.	50,527	3,299,918
Halozyme Therapeutics, Inc.(a)*	32,865	2,712,677
Innoviva, Inc.*	25,889	542,892
Johnson & Johnson	78,724	20,180,897
Merck & Co., Inc.	32,238	4,197,388
Moderna, Inc.(a)*	26,963	1,478,112
Pfizer, Inc.	340,125	8,506,526
Regeneron Pharmaceuticals, Inc.	1,330	1,014,298
United Therapeutics Corp.*	1,573	814,358

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Vertex Pharmaceuticals, Inc.*	7,731	$3,688,460
Zoetis, Inc.	22,782	1,760,821
		66,507,830
Cable & Satellite – 0.3%
Charter Communications, Inc., Class A(a)*	8,079	1,171,293
Comcast Corp., Class A	132,381	3,171,849
Space Exploration Technologies Corp., Class A(a)*	16,785	1,818,991
		6,162,133
Chemicals – 1.8%
Air Products and Chemicals, Inc.	10,665	3,145,002
Avery Dennison Corp.	2,911	494,084
Balchem Corp.	11,146	1,867,568
Cabot Corp.	8,681	764,102
Dow, Inc.	52,008	1,575,322
Element Solutions, Inc.	2,963	108,831
International Flavors & Fragrances, Inc.	62,432	4,945,863
Linde PLC	10,746	5,140,671
LyondellBasell Industries N.V., Class A	40,278	2,500,458
NewMarket Corp.	206	175,133
PPG Industries, Inc.	39,874	4,406,874
Qnity Electronics, Inc.	11,533	1,512,899
RPM International, Inc.	1,037	111,032
Sensient Technologies Corp.	5,369	663,984
Sherwin-Williams (The) Co.	18,036	6,147,571
WD-40 Co.	2,349	533,552
		34,092,946
Commercial Support Services – 0.6%
Brady Corp., Class A	858	80,884
Casella Waste Systems, Inc., Class A(a)*	59,156	5,306,885
Korn Ferry	7,092	583,459
Mobility Global, Inc.*	3,553	72,410
Robert Half, Inc.(a)	67,233	2,541,407
Rollins, Inc.	9,874	374,916
TriNet Group, Inc.	27,923	1,838,171
		10,798,132
Construction Materials – 0.3%
CRH PLC	34,282	3,257,133
Eagle Materials, Inc.(a)	4,796	982,892
Simpson Manufacturing Co., Inc.	1,746	327,794
	Number of Shares	Value
Construction Materials (Continued)
Tecnoglass Holdings, Inc.(a)	9,404	$408,510
Trex Co., Inc.*	36,437	1,579,908
		6,556,237
Consumer Services – 0.2%
PROG Holdings, Inc.	68,524	3,016,426
Containers & Packaging – 0.2%
Amcor PLC(a)	77,544	3,480,175
AptarGroup, Inc.	4,042	541,466
Packaging Corp. of America	2,228	547,732
		4,569,373
Diversified Industrials – 0.5%
Dover Corp.	1,990	407,194
Illinois Tool Works, Inc.	27,441	7,874,195
ITT, Inc.	2,967	581,472
		8,862,861
E-Commerce Discretionary – 3.3%
Amazon.com, Inc.*	204,729	55,600,302
eBay, Inc.	70,289	8,013,649
		63,613,951
Electric Utilities – 2.2%
American Electric Power Co., Inc.	13,946	1,782,996
Dominion Energy, Inc.	82,033	5,674,223
Duke Energy Corp.	77,712	9,747,416
Edison International	62,946	4,618,348
Eversource Energy	55,311	3,959,715
MGE Energy, Inc.	2,854	226,979
NextEra Energy, Inc.	30,185	2,623,680
PG&E Corp.	246,755	4,288,602
Southern (The) Co.	52,962	5,007,027
Xcel Energy, Inc.	60,130	4,702,166
		42,631,152
Electrical Equipment – 4.0%
A.O. Smith Corp.(a)	10,400	625,352
AAON, Inc.(a)	32,985	2,937,644
Acuity, Inc.	5,298	1,739,810
Allegion PLC	5,273	829,970
AMETEK, Inc.	4,514	1,091,079
Amphenol Corp., Class A	50,047	8,042,553
Atkore, Inc.	16,130	1,176,845
Bel Fuse, Inc., Class B(a)	5,028	1,367,465
Camtek Ltd. (Israel)(a)*	16,721	2,214,864
Eaton Corp. PLC	30,415	12,628,308
Emerson Electric Co.	53,873	8,071,253
ESCO Technologies, Inc.	5,166	1,628,788
Fortive Corp.	1,854	109,775

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Honeywell International, Inc.	38,770	$9,423,049
Hubbell, Inc.(a)	937	442,779
Keysight Technologies, Inc.*	352	112,316
Lennox International, Inc.(a)	154	64,046
Novanta, Inc.(a)*	16,009	2,282,083
nVent Electric PLC	2,810	432,262
Otis Worldwide Corp.	79,534	5,722,471
Preformed Line Products Co.(a)	4,211	1,503,243
Rockwell Automation, Inc.	16,181	7,768,175
Standex International Corp.	4,915	1,457,298
TE Connectivity PLC (Switzerland)	3,216	661,499
Trane Technologies PLC	2,392	1,088,240
Vertiv Holdings Co., Class A	9,800	2,367,386
		75,788,553
Engineering & Construction – 0.0%(b)
Everus Construction Group, Inc.*	7,154	897,326
Entertainment Content – 0.9%
Fox Corp., Class A	100,548	5,854,910
Netflix, Inc.*	151,319	10,851,086
		16,705,996
Food – 0.7%
Campbell’s (The) Co.(a)	18,721	411,488
General Mills, Inc.	80,995	2,895,571
Hershey (The) Co.(a)	3,399	594,995
Ingredion, Inc.	3,786	376,555
Kraft Heinz (The) Co.(a)	80,560	2,082,476
McCormick & Co., Inc. (Non Voting)	12,302	626,172
Mondelez International, Inc., Class A	108,170	6,740,073
Simply Good Foods (The) Co.*	33,823	344,318
		14,071,648
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	7,858	600,194
Louisiana-Pacific Corp.(a)	7,144	517,440
UFP Industries, Inc.	14,738	1,278,374
		2,396,008
Health Care Facilities & Services – 2.4%
Chemed Corp.	1,231	655,200
Cigna Group (The)	36,340	10,140,677
Elevance Health, Inc.	9,667	3,633,245
Encompass Health Corp.	8,547	949,315
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Ensign Group (The), Inc.	17,205	$3,065,243
HealthEquity, Inc.*	84,154	8,466,734
Henry Schein, Inc.*	6,452	553,259
Humana, Inc.	7,426	2,702,024
IQVIA Holdings, Inc.*	10,393	2,442,563
McKesson Corp.	11,038	9,450,625
Medpace Holdings, Inc.*	4,743	2,737,233
U.S. Physical Therapy, Inc.(a)	6,658	526,382
Universal Health Services, Inc., Class B	4,421	744,673
		46,067,173
Home Construction – 0.6%
Champion Homes, Inc.*	27,472	2,187,046
DR Horton, Inc.	6,129	876,815
Fortune Brands Innovations, Inc.	18,231	898,059
Masco Corp.	83,984	6,003,176
NVR, Inc.*	15	92,206
PulteGroup, Inc.	8,259	1,044,515
		11,101,817
Household Products – 1.5%
Church & Dwight Co., Inc.	6,779	669,833
Clorox (The) Co.	31,664	3,024,862
Colgate-Palmolive Co.	65,023	5,936,600
Estee Lauder (The) Cos., Inc., Class A	34,441	2,889,600
Kenvue, Inc.	49,392	950,302
Kimberly-Clark Corp.(a)	30,709	3,356,801
Prestige Consumer Healthcare, Inc.(a)*	33,410	1,677,850
Procter & Gamble (The) Co.	51,745	7,476,635
Reckitt Benckiser Group PLC (United Kingdom)	28,139	1,985,977
Reynolds Consumer Products, Inc.	12,590	313,995
		28,282,455
Industrial Intermediate Products – 0.1%
Enpro, Inc.	3,137	984,767
RBC Bearings, Inc.*	1,438	792,784
		1,777,551
Industrial Support Services – 1.0%
Fastenal Co.	131,460	6,271,957
SiteOne Landscape Supply, Inc.*	15,449	1,459,003
WW Grainger, Inc.	8,199	11,332,822
		19,063,782

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Institutional Financial Services – 1.6%
CME Group, Inc.	6,434	$1,722,961
Evercore, Inc., Class A	2,506	803,323
Houlihan Lokey, Inc.	1,257	157,741
Intercontinental Exchange, Inc.	4,773	727,787
Moelis & Co., Class A	38,834	2,604,985
Morgan Stanley	39,475	8,306,330
Nasdaq, Inc.	84,016	7,913,467
PJT Partners, Inc., Class A(a)	14,246	2,397,744
SEI Investments Co.	46,245	4,762,310
StoneX Group, Inc.*	24,502	1,876,118
		31,272,766
Insurance – 2.4%
Aon PLC, Class A	16,885	6,087,887
Berkshire Hathaway, Inc., Class B*	11,927	6,101,137
Chubb Ltd.	19,291	6,764,968
Goosehead Insurance, Inc., Class A(a)*	22,997	1,425,814
Marsh & McLennan Cos., Inc.	33,971	6,443,959
Progressive (The) Corp.	36,259	7,665,878
RLI Corp.	42,195	2,584,022
Travelers (The) Cos., Inc.	22,153	8,293,197
		45,366,862
Internet Media & Services – 7.4%
Airbnb, Inc., Class A*	67,645	10,249,571
Alphabet, Inc., Class A	231,194	82,335,119
Meta Platforms, Inc., Class A	72,948	40,610,881
Uber Technologies, Inc.*	68,997	4,854,629
VeriSign, Inc.	12,262	3,556,225
		141,606,425
IT Services – 0.8%
Accenture PLC, Class A	31,370	5,204,910
Amdocs Ltd.(a)	6,182	344,461
Booz Allen Hamilton Holding Corp.	876	61,075
CDW Corp.	6,973	1,030,679
Cognizant Technology Solutions Corp., Class A	132,839	7,352,639
Gartner, Inc.*	659	99,522
Genpact Ltd.	7,849	276,049
ICF International, Inc.	1,638	132,547
		14,501,882
Leisure Facilities & Services – 0.7%
Chipotle Mexican Grill, Inc.*	133,693	4,976,054
Domino’s Pizza, Inc.	1,096	380,794
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Marriott International, Inc., Class A	17,550	$6,543,167
Wingstop, Inc.	6,507	842,591
		12,742,606
Leisure Products – 0.0%(b)
YETI Holdings, Inc.(a)*	16,096	787,738
Machinery – 1.1%
Alamo Group, Inc.	929	147,785
Cactus, Inc., Class A	20,033	1,302,345
CNH Industrial N.V.	290,748	2,980,167
CSW Industrials, Inc.	7,637	2,435,669
Donaldson Co., Inc.	8,088	762,213
Federal Signal Corp.	19,998	2,498,750
Graco, Inc.	9,919	787,370
IDEX Corp.	15,857	3,654,246
Ingersoll Rand, Inc.(a)	23,019	1,919,324
Kadant, Inc.(a)	8,853	2,722,298
Middleby (The) Corp.*	2,485	331,946
Midera Food Processing, Inc.*	2,485	119,156
Nordson Corp.	2,841	845,993
Oshkosh Corp.	907	129,166
Pentair PLC	816	53,399
Snap-on, Inc.	2,168	889,769
Toro (The) Co.	4,277	392,928
		21,972,524
Medical Equipment & Devices – 4.2%
Abbott Laboratories	54,824	5,794,897
Agilent Technologies, Inc.	19,633	2,716,618
Align Technology, Inc.*	11,836	2,002,178
Baxter International, Inc.(a)	172,587	4,514,876
Becton Dickinson & Co.	17,212	2,850,651
Boston Scientific Corp.*	96,990	4,532,343
Danaher Corp.	20,120	3,922,998
Edwards Lifesciences Corp.*	38,634	3,325,228
GE HealthCare Technologies, Inc.	49,617	3,374,948
Intuitive Surgical, Inc.*	24,514	8,661,532
Medline, Inc., Class A(a)*	46,081	1,810,062
Medtronic PLC	38,491	3,286,746
Mettler-Toledo International, Inc.*	759	1,074,972
Repligen Corp.(a)*	26,741	3,770,748
Stryker Corp.	20,649	6,725,379
Thermo Fisher Scientific, Inc.	21,097	12,116,007
Waters Corp.*	20,425	7,706,557

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
West Pharmaceutical Services, Inc.	861	$293,567
Zimmer Biomet Holdings, Inc.	22,453	2,109,010
		80,589,317
Oil & Gas Supply Chain – 3.3%
APA Corp.	109,700	4,094,004
Cheniere Energy, Inc.	9,299	2,450,937
Chevron Corp.	41,178	8,105,066
Chord Energy Corp.	20,271	2,845,643
ConocoPhillips	77,008	9,277,924
Devon Energy Corp.	74,114	3,344,765
Diamondback Energy, Inc.	5,278	1,071,170
EOG Resources, Inc.	20,590	3,061,527
ExxonMobil Holdings Corp.	109,457	17,013,996
Matador Resources Co.(a)	41,627	2,076,771
Occidental Petroleum Corp.	39,897	2,276,922
ONEOK, Inc.	31,620	2,871,412
Texas Pacific Land Corp.	6,996	2,816,450
Viper Energy, Inc., Class A	33,391	1,489,572
		62,796,159
Oil, Gas Services & Equipment – 0.1%
SLB Ltd.	49,931	2,476,078
Real Estate Investment Trusts – 1.4%
AvalonBay Communities, Inc.	15,798	2,932,267
Crown Castle, Inc.	43,914	3,350,638
Healthpeak Properties, Inc.	285,545	6,233,447
Prologis, Inc.	57,887	8,371,039
Public Storage	2,430	787,733
Realty Income Corp.(a)	62,049	3,963,070
SBA Communications Corp.	9,344	1,691,077
		27,329,271
Real Estate Owners & Developers – 0.0%(b)
McGrath RentCorp	640	73,696
Retail - Consumer Staples – 0.6%
Costco Wholesale Corp.	1,754	1,669,615
Ollie’s Bargain Outlet Holdings, Inc.(a)*	40,988	3,011,389
PriceSmart, Inc.(a)	865	167,732
Walmart, Inc.	59,711	6,639,863
		11,488,599
Retail - Discretionary – 1.0%
AutoZone, Inc.*	627	1,891,189
Floor & Decor Holdings, Inc., Class A(a)*	22,905	1,318,641
Freshpet, Inc.(a)*	20,679	1,231,228
	Number of Shares	Value
Retail - Discretionary (Continued)
Genuine Parts Co.	4,503	$560,038
La-Z-Boy, Inc.	19,104	752,315
Lowe’s Cos., Inc.	26,106	5,425,088
Lululemon Athletica, Inc.*	8,951	1,064,005
O’Reilly Automotive, Inc.*	54,821	4,898,256
Tractor Supply Co.	17,128	527,029
Valvoline, Inc.(a)*	35,875	1,377,959
Winmark Corp.(a)	1,601	533,933
		19,579,681
Semiconductors – 12.4%
Analog Devices, Inc.	22,105	8,121,598
Applied Materials, Inc.	14,332	7,275,926
ASML Holding N.V. ADR (Netherlands)(c)	4,585	7,468,965
Axcelis Technologies, Inc.(a)*	9,179	1,196,758
Broadcom, Inc.	93,707	36,478,261
Cirrus Logic, Inc.*	5,733	741,564
KLA Corp.	76,601	14,004,195
Lam Research Corp.	30,005	8,792,065
Marvell Technology, Inc.	13,954	2,617,212
Micron Technology, Inc.	6,365	5,238,586
Monolithic Power Systems, Inc.	2,250	3,208,567
Nova Ltd. (Israel)(a)*	2,141	836,853
NVIDIA Corp.	509,743	102,330,907
NXP Semiconductors N.V. (Netherlands)	33,205	7,609,258
QUALCOMM, Inc.	24,096	3,556,811
Skyworks Solutions, Inc.(a)	29,782	1,854,823
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	20,049	8,104,808
Teradyne, Inc.	11,479	4,220,713
Texas Instruments, Inc.	52,621	14,509,715
		238,167,585
Software – 9.1%
Adobe, Inc.*	24,505	6,136,297
CCC Intelligent Solutions Holdings, Inc.*	183,722	1,118,867
Datadog, Inc., Class A*	13,411	3,593,746
Donnelley Financial Solutions, Inc.*	2,191	103,634
Global-e Online Ltd. (Israel)*	100,836	3,963,863
Guidewire Software, Inc.(a)*	36,125	5,488,833
JFrog Ltd.*	19,255	1,536,356
Microsoft Corp.	198,750	92,363,100
Oracle Corp.	45,890	5,959,734
Palo Alto Networks, Inc.*	60,717	20,147,722

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
Paycom Software, Inc.	3,553	$582,550
PDF Solutions, Inc.*	23,224	1,070,394
Procore Technologies, Inc.(a)*	34,187	1,872,422
Roper Technologies, Inc.(a)	12,615	4,944,702
SailPoint, Inc.(a)*	143,706	2,409,950
Salesforce, Inc.	35,814	6,590,492
ServiceNow, Inc.*	77,189	8,585,732
Synopsys, Inc.*	9,842	3,826,176
Tyler Technologies, Inc.(a)*	9,548	2,956,061
		173,250,631
Specialty Finance – 5.0%
American Express Co.	40,590	13,648,387
Broadridge Financial Solutions, Inc.	3,135	482,633
Corpay, Inc.*	13,245	5,061,047
Equifax, Inc.	31,124	5,372,625
Euronet Worldwide, Inc.(a)*	4,420	315,279
FactSet Research Systems, Inc.(a)	7,299	1,921,097
Fair Isaac Corp.*	2,371	2,662,562
Jack Henry & Associates, Inc.(a)	20,141	3,102,520
MarketAxess Holdings, Inc.	1,557	252,701
Mastercard, Inc., Class A	19,656	11,264,854
Moody’s Corp.	9,465	4,527,867
Paymentus Holdings, Inc., Class A*	76,503	2,608,752
PayPal Holdings, Inc.	29,040	1,661,378
S&P Global, Inc.	10,981	4,523,403
Shift4 Payments, Inc., Class A(a)*	25,617	1,357,701
TransUnion	27,641	2,173,135
Verisk Analytics, Inc.	2,581	502,908
Visa, Inc., Class A	91,128	33,364,695
		94,803,544
Steel – 0.1%
Nucor Corp.	6,247	1,607,290
Steel Dynamics, Inc.	3,711	932,426
		2,539,716
Technology Hardware – 7.7%
Apple, Inc.	319,569	98,718,060
Arista Networks, Inc.*	90,982	16,408,604
Cisco Systems, Inc.	118,461	13,740,291
CTS Corp.	51,174	3,281,277
Fabrinet (Thailand)*	2,241	975,754
HP, Inc.(a)	240,978	6,571,470
NetApp, Inc.	11,506	2,053,821
Plexus Corp.*	2,995	752,763
	Number of Shares	Value
Technology Hardware (Continued)
Seagate Technology Holdings PLC	3,733	$3,195,933
Ubiquiti, Inc.(a)	1,483	825,319
Zebra Technologies Corp., Class A*	491	144,266
		146,667,558
Telecommunications – 0.1%
Verizon Communications, Inc.	59,629	2,791,233
Tobacco & Cannabis – 0.6%
Altria Group, Inc.	40,785	2,786,839
Philip Morris International, Inc.	44,141	8,422,986
		11,209,825
Transportation & Logistics – 0.9%
CH Robinson Worldwide, Inc.	493	72,831
CSX Corp.	10,176	512,870
Landstar System, Inc.	1,848	322,975
Old Dominion Freight Line, Inc.	856	181,592
Saia, Inc.*	2,537	881,937
Union Pacific Corp.	49,531	14,469,491
United Parcel Service, Inc., Class B	4,053	422,404
		16,864,100
Transportation Equipment – 0.4%
Allison Transmission Holdings, Inc.	17,047	1,952,563
PACCAR, Inc.	37,906	5,029,368
		6,981,931
Wholesale - Consumer Staples – 0.0%(b)
Sysco Corp.	1,400	119,336
Wholesale - Discretionary – 0.1%
Copart, Inc.*	54,268	1,580,284
Total Common Stocks (Cost $1,500,779,404)		1,868,231,666

Master Limited Partnerships – 0.0%(b)
Metals & Mining – 0.0%(b)
Natural Resource Partners L.P.	3,233	317,028
Total Master Limited Partnership (Cost $410,371)		317,028

Investment Companies – 1.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF(a)	175,623	9,934,993

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value

State Street SPDR S&P 600 Small Cap Value ETF	91,075	$9,877,995
Total Investment Companies (Cost $16,212,801)		19,812,988

	Par(d)/Number of Shares
Short-Term Investments – 3.5%
Money Market Funds – 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(e)	20,072,010	20,072,010
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(e)(f)	41,677,892	41,677,892
		61,749,902
	Par(d)/Number of Shares	Value
U.S. Government Agencies – 0.3%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 8/3/26(h)	$5,798,000	$5,796,263
Total Short-Term Investments (Cost $67,546,771)		67,546,165
Total Investments – 102.3% (Cost $1,584,949,347)		1,955,907,847
Liabilities less Other Assets – (2.3)%		(43,629,116)
NET ASSETS – 100.0%		$1,912,278,731

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $104,780,747.
(b)	Amount rounds to less than 0.05%.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of July 31, 2026 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $41,677,892 and total non-cash collateral has a value of $65,348,462.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
S&P	Standards & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,866,245,689	$1,985,977	$—	$1,868,231,666
Master Limited Partnerships	317,028	—	—	317,028
Investment Companies	19,812,988	—	—	19,812,988
Short-Term Investments	61,749,902	5,796,263	—	67,546,165
Total Investments	$1,948,125,607	$7,782,240	$—	$1,955,907,847

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar International Equity Fund

	Number of Shares	Value
Common Stocks – 97.4%
Advertising & Marketing – 0.4%
Publicis Groupe S.A. (France)	35,599	$3,799,501
Aerospace & Defense – 2.1%
Airbus S.E. (France)	10,913	2,561,922
BAE Systems PLC (United Kingdom)	291,350	8,247,925
CSG N.V. (Czech Republic)*	53,247	1,014,358
Melrose Industries PLC (United Kingdom)	149,010	916,602
Safran S.A. (France)	7,893	3,101,802
Singapore Technologies Engineering Ltd. (Singapore)	424,560	3,336,103
Thales S.A. (France)	7,995	2,276,021
		21,454,733
Apparel & Textile Products – 1.9%
adidas A.G. (Germany)	19,620	3,630,154
Bosideng International Holdings Ltd. (China)	1,904,000	1,199,869
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	14,753	3,486,753
Eclat Textile Co. Ltd. (Taiwan)	60,801	650,345
Kering S.A. (France)	10,790	3,561,493
LVMH Moet Hennessy Louis Vuitton S.E. (France)	13,411	7,364,454
		19,893,068
Asset Management – 1.8%
3i Group PLC (United Kingdom)	83,370	3,209,561
DWS Group GmbH & Co. KGaA (Germany)(b)	35,673	3,008,970
Julius Baer Group Ltd. (Switzerland)	16,635	1,462,559
Jupiter Fund Management PLC (United Kingdom)	1,127,468	2,393,543
Netwealth Group Ltd. (Australia)	55,931	844,247
Ninety One Ltd. (South Africa)	416,204	1,143,698
Ninety One PLC (United Kingdom)	607,358	1,750,070
Partners Group Holding A.G. (Switzerland)	652	543,461
Sanlam Ltd. (South Africa)	211,991	1,127,625
Schroders PLC (United Kingdom)	30,760	243,989
	Number of Shares	Value
Asset Management (Continued)
UBS Group A.G. (Switzerland)(a)	29,854	$1,578,012
VZ Holding A.G. (Switzerland)	4,765	914,205
		18,219,940
Automotive – 2.4%
Bayerische Motoren Werke A.G. (Germany)	49,447	3,389,269
Contemporary Amperex Technology Co. Ltd., Class A (China)	97,900	5,735,194
Continental A.G. (Germany)	43,255	3,597,228
Huayu Automotive Systems Co. Ltd., Class A (China)	251,500	627,459
Hyundai Mobis Co. Ltd. (South Korea)	2,748	888,720
Kia Corp. (South Korea)	25,785	2,324,781
Linamar Corp. (Canada)	9,034	666,281
Magna International, Inc. (Canada)	25,922	1,777,752
Mercedes-Benz Group A.G. (Germany)	19,891	1,075,490
Nifco, Inc. (Japan)	44,600	1,443,804
Toyo Tire Corp. (Japan)(c)	49,500	1,312,959
Toyota Motor Corp. (Japan)	105,873	2,003,613
Yapp Automotive Parts Co. Ltd., Class A (China)	84,000	214,546
		25,057,096
Banking – 9.5%
ANZ Group Holdings Ltd. (Australia)	55,539	1,451,516
Axis Bank Ltd. (India)	213,816	2,753,379
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	373,239	10,462,603
Banco do Brasil S.A. (Brazil)*	356,000	1,491,658
Bank Mandiri Persero Tbk PT (Indonesia)	5,043,300	1,173,425
Bank of Montreal (Canada)	9,571	1,716,888
BNP Paribas S.A. (France)	74,416	9,455,947
China Construction Bank Corp., Class H (China)	2,224,000	2,609,699
China Merchants Bank Co. Ltd., Class H (China)	273,113	1,771,979
Commercial International Bank - Egypt (CIB) GDR (Egypt)(a)	421,668	1,140,612
Credicorp Ltd. (Peru)	15,488	6,204,183
DBS Group Holdings Ltd. (Singapore)	71,987	4,153,416

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
FinecoBank Banca Fineco S.p.A. (Italy)	25,971	$711,524
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	560,648	6,462,529
HDFC Bank Ltd. (India)	233,467	1,828,469
HDFC Bank Ltd. ADR (India)	94,042	2,250,425
HSBC Holdings PLC (United Kingdom)	111,498	2,374,385
ICICI Bank Ltd. (India)	96,128	1,444,723
ING Groep N.V. (Netherlands)	48,656	1,709,848
Intesa Sanpaolo S.p.A. (Italy)	252,809	1,911,062
Kasikornbank PCL (Thailand)(a)	151,900	1,109,938
KB Financial Group, Inc. (South Korea)	35,091	4,106,941
National Bank of Greece S.A. (Greece)	90,873	1,700,330
Nedbank Group Ltd. (South Africa)	94,533	1,600,073
Nordea Bank Abp (Finland)	104,107	2,101,208
NU Holdings Ltd., Class A (Brazil)*	108,678	1,557,356
OTP Bank Nyrt. (Hungary)	14,746	2,184,500
Sberbank of Russia PJSC (Russia)(d)(e)	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	31,990	2,220,745
Skandinaviska Enskilda Banken AB, Class A (Sweden)	187,187	4,386,260
Standard Bank Group Ltd. (South Africa)	70,830	1,410,370
State Bank of India (India)	89,282	960,891
Sumitomo Mitsui Financial Group, Inc. (Japan)	69,088	2,968,638
Sumitomo Mitsui Trust Group, Inc. (Japan)	251,396	2,585,025
Svenska Handelsbanken AB, Class A (Sweden)	94,219	1,440,662
Toronto-Dominion Bank (The) (Canada)	21,097	2,528,901
United Overseas Bank Ltd. (Singapore)	68,965	2,332,334
		98,272,442
Beverages – 3.4%
Ambev S.A. (Brazil)	1,321,614	4,161,045
Anheuser-Busch InBev S.A./N.V. (Belgium)	34,488	2,995,420
Asahi Group Holdings Ltd. (Japan)	218,900	2,284,484
	Number of Shares	Value
Beverages (Continued)
Diageo PLC (United Kingdom)	305,344	$6,707,900
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	235,035	3,011,982
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	55,397	7,090,262
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	81,700	518,775
Kweichow Moutai Co. Ltd., Class A (China)	8,400	1,680,137
Pernod Ricard S.A. (France)	60,360	4,704,056
Tingyi Cayman Islands Holding Corp. (China)	654,000	990,489
Wuliangye Yibin Co. Ltd., Class A (China)	57,900	668,376
		34,812,926
Biotechnology & Pharmaceuticals – 4.7%
AstraZeneca PLC (United Kingdom)	10,235	1,736,265
Bayer A.G. (Germany)(a)	74,190	4,117,233
China Medical System Holdings Ltd. (China)	468,000	713,127
Chugai Pharmaceutical Co. Ltd. (Japan)	87,900	3,814,100
Consun Pharmaceutical Group Ltd. (China)	656,292	1,147,142
CSL Ltd. (Australia)	12,090	1,045,305
CSPC Pharmaceutical Group Ltd. (China)	728,166	796,552
Daiichi Sankyo Co. Ltd. (Japan)	145,500	2,351,504
Genmab A/S (Denmark)*	8,552	2,461,594
GSK PLC (United Kingdom)	276,074	7,178,715
Hansoh Pharmaceutical Group Co. Ltd. (China)(b)	122,351	500,966
Hikma Pharmaceuticals PLC (United Kingdom)	34,382	733,982
Kalbe Farma Tbk PT (Indonesia)	9,372,100	376,403
Merck KGaA (Germany)	9,614	1,588,889
Nippon Shinyaku Co. Ltd. (Japan)	7,500	159,530
Novartis A.G.(a)	26,690	4,174,100
Novo Nordisk A/S, Class B (Denmark)	117,459	5,555,996
Roche Holding A.G.	17,799	7,779,810
Sanofi S.A.	2,679	230,693
Shionogi & Co. Ltd. (Japan)	111,800	2,021,488
		48,483,394

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals – 2.3%
Air Liquide S.A. (France)	12,102	$2,384,197
Akzo Nobel N.V. (Netherlands)	46,014	3,222,938
Brenntag S.E. (Germany)	36,425	2,568,564
Croda International PLC (United Kingdom)	53,299	2,307,449
DSM-Firmenich A.G. (Switzerland)	17,765	1,915,206
Givaudan S.A. (Switzerland)(a)	121	483,619
IMCD N.V. (Netherlands)	18,600	2,032,898
Kumho Petrochemical Co. Ltd. (South Korea)	2,901	230,569
Sinoseal Holding Co. Ltd., Class A (China)	54,700	240,824
Symrise A.G. (Germany)	68,982	7,078,935
UPL Ltd. (India)	139,540	883,709
		23,348,908
Commercial Support Services – 2.5%
Bidvest Group Ltd. (South Africa)	110,821	1,662,776
Brambles Ltd. (Australia)	24,200	332,211
Bureau Veritas S.A. (France)	99,581	3,185,602
Compass Group PLC (United Kingdom)	204,759	6,502,298
Recruit Holdings Co. Ltd. (Japan)	51,500	4,072,662
RELX PLC (United Kingdom)	35,228	1,239,038
Rentokil Initial PLC (United Kingdom)	238,241	1,097,161
S-1 Corp. (South Korea)	50,828	2,517,250
Secom Co. Ltd. (Japan)	86,100	3,708,850
SGS S.A. (Switzerland)(a)(c)	10,123	1,199,539
Taiwan Secom Co. Ltd. (Taiwan)	148,201	499,510
		26,016,897
Construction Materials – 0.5%
Anhui Conch Cement Co. Ltd., Class H (China)	156,000	367,554
James Hardie Industries PLC CDI(c)*	98,993	2,555,477
Kingspan Group PLC (Ireland)	22,287	2,071,439
		4,994,470
Containers & Packaging – 0.0%(f)
Winpak Ltd. (Canada)	13,547	424,911
Diversified Industrials – 0.4%
Alfa Laval AB (Sweden)	72,766	4,306,154
	Number of Shares	Value
E-Commerce Discretionary – 2.4%
Alibaba Group Holding Ltd. (China)	773,490	$11,782,885
Coupang, Inc. (South Korea)*	119,400	1,952,190
JD.com, Inc., Class A (China)	160,641	2,642,540
MercadoLibre, Inc. (Brazil)*	1,846	3,466,696
Pilot Corp. (Japan)	165,600	1,880,973
Sea Ltd. ADR (Singapore)*	29,286	3,125,988
		24,851,272
Electric Utilities – 0.3%
Engie Brasil Energia S.A. (Brazil)	138,460	813,964
RWE A.G. (Germany)	20,530	1,350,525
SSE PLC (United Kingdom)	39,159	1,237,168
		3,401,657
Electrical Equipment – 2.2%
Assa Abloy AB, Class B (Sweden)	67,132	2,490,986
Daikin Industries Ltd. (Japan)	14,784	2,141,534
Hexagon AB, Class B (Sweden)	361,390	3,567,126
Huber + Suhner A.G. (Switzerland)(a)	1,107	260,938
Keli Sensing Technology Ningbo Co. Ltd., Class A (China)	31,100	232,406
Kone OYJ, Class B (Finland)	53,994	3,115,290
Legrand S.A. (France)	30,157	4,584,747
Nohmi Bosai Ltd. (Japan)	10,100	280,603
Schneider Electric S.E.	16,700	5,610,960
Voltronic Power Technology Corp. (Taiwan)	22,558	661,787
		22,946,377
Engineering & Construction – 0.6%
Cellnex Telecom S.A. (Spain)(b)*	41,698	1,295,309
Indus Towers Ltd. (India)*	414,291	1,698,771
Kraftia Corp. (Japan)	42,049	2,211,264
Raito Kogyo Co. Ltd. (Japan)	41,400	975,382
Takuma Co. Ltd. (Japan)	16,700	352,308
		6,533,034
Entertainment Content – 1.0%
NetEase, Inc. (China)	267,470	7,116,365
NetEase, Inc. ADR (China)	20,951	2,792,140
Universal Music Group N.V. (Netherlands)	51,072	842,665
		10,751,170

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food – 1.6%
AVI Ltd. (South Africa)	119,521	$651,094
Danone S.A. (France)	27,975	2,176,067
Kerry Group PLC, Class A (Ireland)	12,908	1,232,322
MEIJI Holdings Co. Ltd. (Japan)	56,253	1,339,635
Nestle S.A. (Switzerland)(a)	92,389	9,234,379
Tiger Brands Ltd. (South Africa)	61,519	1,030,550
Want Want China Holdings Ltd. (China)	2,416,839	1,041,635
		16,705,682
Forestry, Paper & Wood Products – 0.1%
Suzano S.A. (Brazil)	81,800	700,015
Gas & Water Utilities – 0.3%
ENN Natural Gas Co. Ltd., Class A (China)	496,476	1,308,501
TTW PCL (Thailand)(a)	2,275,300	708,636
Veolia Environnement S.A. (France)	34,794	1,384,571
		3,401,708
Health Care Facilities & Services – 0.7%
Fresenius S.E. & Co. KGaA (Germany)	10,961	563,365
Life Healthcare Group Holdings Ltd. (South Africa)	855,994	584,436
Ramsay Health Care Ltd. (Australia)(c)	42,539	1,322,018
Rede D’Or Sao Luiz S.A. (Brazil)(b)	188,000	1,278,392
Ship Healthcare Holdings, Inc. (Japan)	53,700	860,273
Sinopharm Group Co. Ltd., Class H (China)	613,523	1,360,546
Sonic Healthcare Ltd. (Australia)	81,242	1,243,368
		7,212,398
Home & Office Products – 0.8%
Coway Co. Ltd. (South Korea)	36,143	2,289,801
Haier Smart Home Co. Ltd., Class A (China)	566,600	1,943,680
Midea Group Co. Ltd., Class A (China)	171,800	2,228,234
Midea Group Co. Ltd., Class H (China)	119,895	1,519,043
Nien Made Enterprise Co. Ltd. (Taiwan)	22,753	268,263
Rinnai Corp. (Japan)	13,000	290,710
		8,539,731
	Number of Shares	Value
Home Construction – 0.8%
Berkeley Group Holdings PLC (United Kingdom)*	15,354	$725,211
Geberit A.G. (Switzerland)(a)	4,119	2,714,012
Persimmon PLC (United Kingdom)	84,524	1,268,720
Sekisui Chemical Co. Ltd. (Japan)	162,200	2,699,566
Taylor Wimpey PLC (United Kingdom)	260,867	274,667
		7,682,176
Household Products – 2.8%
Beiersdorf A.G. (Germany)	13,072	1,214,272
Haleon PLC	784,613	3,841,121
Haleon PLC ADR(c)	128,200	1,265,334
Hengan International Group Co. Ltd. (China)	133,500	421,134
Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	522,507	1,212,481
L’Oreal S.A. (France)	9,516	4,238,383
Reckitt Benckiser Group PLC (United Kingdom)	81,832	5,775,489
Unicharm Corp. (Japan)	746,280	4,733,622
Unilever PLC (United Kingdom)	75,610	4,810,882
Unilever PLC (Euronext Amsterdam Exchange) (United Kingdom)	21,566	1,381,036
		28,893,754
Industrial Intermediate Products – 0.7%
SKF AB, Class B (Sweden)	260,477	7,050,397
Tocalo Co. Ltd. (Japan)	14,678	263,266
		7,313,663
Industrial Support Services – 0.5%
Sunbelt Rentals Holdings, Inc.(c)	47,333	3,404,189
Sunbelt Rentals Holdings, Inc. (London Exchange)	28,999	2,077,669
		5,481,858
Institutional Financial Services – 2.3%
AJ Bell PLC (United Kingdom)	40,053	316,727
ASX Ltd. (Australia)	111,927	4,317,442
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	891,588	2,766,673
Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	1,007,562	2,242,646
Bursa Malaysia Bhd. (Malaysia)	1,158,200	2,436,038

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Japan Exchange Group, Inc. (Japan)	359,900	$4,895,758
London Stock Exchange Group PLC (United Kingdom)	33,978	3,822,271
Nihon M&A Center Holdings, Inc. (Japan)(c)	325,800	1,300,943
Singapore Exchange Ltd. (Singapore)	82,900	1,580,423
		23,678,921
Insurance – 4.0%
AIA Group Ltd. (Hong Kong)	825,391	8,320,683
Allianz S.E. (Germany)(a)	15,195	7,568,667
ASR Nederland N.V. (Netherlands)	24,025	1,964,209
BB Seguridade Participacoes S.A. (Brazil)	254,900	2,066,696
Daiichi Life Group, Inc. (Japan)	218,115	2,629,893
Manulife Financial Corp. (Canada)	170,580	7,575,925
MS&AD Insurance Group Holdings, Inc. (Japan)	51,305	1,579,351
Ping An Insurance Group Co. of China Ltd., Class H (China)(c)	816,248	6,098,005
Prudential PLC (Hong Kong)	218,001	3,276,239
		41,079,668
Internet Media & Services – 3.0%
Autotrader Group PLC (United Kingdom)(b)	73,000	515,467
M3, Inc. (Japan)	266,200	2,982,286
NAVER Corp. (South Korea)	28,977	4,148,367
Prosus N.V. (China)*	77,174	3,586,493
Rightmove PLC (United Kingdom)	117,327	735,585
Spotify Technology S.A.*	12,536	6,267,248
Tencent Holdings Ltd. (China)	174,415	10,657,277
Tencent Music Entertainment Group ADR (China)	170,237	1,608,740
		30,501,463
IT Services – 1.4%
Capgemini S.E. (France)	21,644	2,572,622
Fujitsu Ltd. (Japan)	98,900	2,279,573
Infosys Ltd. (India)	59,148	702,622
Infosys Ltd. ADR (India)(c)	120,604	1,450,866
Otsuka Corp. (Japan)	20,500	423,008
Samsung SDS Co. Ltd. (South Korea)	12,447	1,754,627
	Number of Shares	Value
IT Services (Continued)
Tata Consultancy Services Ltd. (India)	190,018	$4,714,263
Wipro Ltd. (India)	227,713	439,219
		14,336,800
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	68,117	3,542,494
Allwyn A.G. (Greece)	48,762	753,703
Amadeus IT Group S.A. (Spain)	71,308	4,400,915
Arcos Dorados Holdings, Inc., Class A (Brazil)	34,928	285,362
Yum China Holdings, Inc. (China)	95,693	4,534,366
		13,516,840
Leisure Products – 0.2%
BRP, Inc.	16,510	1,020,149
Shimano, Inc. (Japan)	11,166	1,409,487
		2,429,636
Machinery – 4.2%
Airtac International Group (China)	9,043	366,247
Atlas Copco AB, Class A (Sweden)	367,404	7,763,183
CNH Industrial N.V.	267,588	2,742,777
Daifuku Co. Ltd. (Japan)	66,700	2,456,975
Epiroc AB, Class A (Sweden)	245,962	6,305,638
FANUC Corp. (Japan)	43,847	1,766,837
Greatech Technology Bhd. (Malaysia)*	533,761	309,500
Hoshizaki Corp. (Japan)	39,500	1,408,709
Keyence Corp. (Japan)	17,800	8,928,249
Kubota Corp. (Japan)	154,368	2,618,930
Sandvik AB (Sweden)	15,548	581,413
SMC Corp. (Japan)	9,000	3,888,543
Techtronic Industries Co. Ltd. (Hong Kong)	163,500	2,746,793
Yaskawa Electric Corp. (Japan)	36,339	1,082,096
		42,965,890
Medical Equipment & Devices – 1.6%
Alcon A.G.	15,448	1,060,957
Coloplast A/S, Class B (Denmark)	31,306	2,070,258
Hoya Corp. (Japan)	11,438	1,749,065
Koninklijke Philips N.V. (Netherlands)	92,939	2,448,745
Olympus Corp. (Japan)(c)	98,969	1,131,155

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	901,400	$385,872
Siemens Healthineers A.G. (Germany)(b)	108,095	4,603,182
Sonova Holding A.G. (Switzerland)(a)	5,500	1,498,496
Sysmex Corp. (Japan)	152,700	1,541,889
		16,489,619
Metals & Mining – 2.7%
Alamtri Resources Indonesia Tbk PT (Indonesia)	6,419,700	877,691
Aluminum Corp. of China Ltd., Class H (China)	970,000	1,056,224
China Shenhua Energy Co. Ltd., Class H (China)	197,459	1,093,898
Deterra Royalties Ltd. (Australia)(c)	487,330	1,483,520
Exxaro Resources Ltd. (South Africa)	29,314	361,500
Fortescue Ltd. (Australia)	132,990	1,725,713
Glencore PLC (Australia)*	608,828	4,484,231
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	49,600	596,506
Kumba Iron Ore Ltd. (South Africa)	196,303	3,115,800
Rio Tinto PLC (Australia)	54,455	5,291,374
Shougang Fushan Resources Group Ltd. (China)	4,021,464	1,228,361
United Tractors Tbk PT (Indonesia)	481,100	640,344
Vale S.A. (Brazil)	271,516	4,088,956
Vale S.A. ADR (Brazil)	99,441	1,497,581
		27,541,699
Oil & Gas Supply Chain – 3.4%
Eni S.p.A. (Italy)	57,346	1,595,176
Gazprom PJSC (Russia)(d)(e)*	421,794	—
Gaztransport Et Technigaz S.A. (France)	5,090	1,150,439
LUKOIL PJSC (Russia)(d)(e)*	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)*	126,046	1,804,673
Parex Resources, Inc. (Colombia)	123,707	2,142,602
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)*	178,985	3,472,309
PRIO S.A. (Brazil)*	127,500	1,535,538
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
PTT Exploration & Production PCL (Thailand)(a)	22,800	$101,569
Rosneft Oil Co. PJSC (Russia)(d)(e)*	210,931	—
Saudi Arabian Oil Co. (Saudi Arabia)(b)	103,511	730,294
Shell PLC	280,212	12,825,782
TotalEnergies S.E. (France)	50,541	4,455,720
Vibra Energia S.A. (Brazil)*	303,405	2,154,118
Vista Energy S.A.B. de C.V. ADR (Argentina)(c)*	16,403	1,155,591
Woodside Energy Group Ltd. (Australia)(c)	72,752	1,702,757
		34,826,568
Oil, Gas Services & Equipment – 0.1%
SLB Ltd.	20,215	1,002,462
Real Estate Investment Trusts – 0.4%
Big Yellow Group PLC (United Kingdom)	201,228	2,409,173
Concentradora Fibra Danhos S.A. de C.V. (Mexico)	976,181	1,644,112
		4,053,285
Real Estate Owners & Developers – 0.4%
Emaar Development PJSC (United Arab Emirates)	747,234	2,629,637
Emaar Properties PJSC (United Arab Emirates)	459,874	1,372,527
		4,002,164
Real Estate Services – 0.4%
China Overseas Property Holdings Ltd. (China)	1,240,469	544,299
Country Garden Services Holdings Co. Ltd. (China)	2,422,160	1,728,279
Poly Property Services Co. Ltd., Class H (China)	611,600	2,191,949
		4,464,527
Retail - Consumer Staples – 0.7%
Alimentation Couche-Tard, Inc. (Canada)	44,648	2,898,609
BGF retail Co. Ltd. (South Korea)	7,506	650,562
BIM Birlesik Magazalar A.S. (Turkey)	138,224	1,135,297

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples (Continued)
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	330,339	$922,232
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	705,825	2,052,331
		7,659,031
Retail - Discretionary – 1.1%
ANTA Sports Products Ltd. (China)	135,000	1,358,697
Astra International Tbk PT (Indonesia)	3,628,600	1,028,446
JUMBO S.A. (Greece)	52,557	1,468,632
Mr Price Group Ltd. (South Africa)	39,695	408,621
Pandora A/S (Denmark)	23,515	2,944,751
Truworths International Ltd. (South Africa)	459,075	1,478,496
USS Co. Ltd. (Japan)	174,700	2,206,265
		10,893,908
Semiconductors – 8.8%
ASE Technology Holding Co. Ltd. (Taiwan)	105,000	1,791,773
ASM International N.V. (Netherlands)	2,837	2,627,485
ASML Holding N.V. (Netherlands)	10,074	16,601,404
ASML Holding N.V. ADR (Netherlands)(a)	714	1,163,106
Disco Corp. (Japan)	4,600	1,644,198
Greatek Electronics, Inc. (Taiwan)	324,103	988,951
Inari Amertron Bhd. (Malaysia)	3,181,763	1,723,188
Infineon Technologies A.G. (Germany)	43,603	3,129,108
Japan Material Co. Ltd. (Japan)	108,300	1,489,368
Lasertec Corp. (Japan)	15,500	3,560,851
MediaTek, Inc. (Taiwan)	24,000	2,556,665
Novatek Microelectronics Corp. (Taiwan)	116,000	1,833,333
Powertech Technology, Inc. (Taiwan)	58,661	419,404
Realtek Semiconductor Corp. (Taiwan)	67,000	1,389,366
SK Hynix, Inc. (South Korea)	3,806	4,322,306
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	254,133	18,797,017
	Number of Shares	Value
Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	52,159	$21,085,276
Tokai Carbon Korea Co. Ltd. (South Korea)	9,122	1,028,881
Tokyo Electron Ltd. (Japan)	12,508	4,181,891
Tokyo Seimitsu Co. Ltd. (Japan)	3,100	322,798
		90,656,369
Software – 1.4%
Dassault Systemes S.E. (France)	164,955	3,837,681
Nice Ltd. ADR (Israel)(c)*	15,005	1,482,344
Obic Co. Ltd. (Japan)	52,600	1,508,755
SAP S.E. (Germany)	41,892	7,678,602
		14,507,382
Specialty Finance – 1.3%
Adyen N.V. (Netherlands)(b)*	760	773,084
Edenred S.E. (France)	112,826	3,714,773
Experian PLC	52,301	1,973,302
Hithink RoyalFlush Information Network Co. Ltd., Class A (China)	24,220	842,640
Nexi S.p.A. (Italy)(b)(c)	332,317	1,628,649
Plus500 Ltd. (Israel)	7,784	410,194
Zenkoku Hosho Co. Ltd. (Japan)	216,100	4,251,237
		13,593,879
Steel – 0.5%
Maruichi Steel Tube Ltd. (Japan)(c)	66,400	741,519
Ternium S.A. ADR (Mexico)	21,937	1,080,178
thyssenkrupp A.G. (Germany)	98,113	1,376,808
Tokyo Steel Manufacturing Co. Ltd. (Japan)	211,600	2,348,232
		5,546,737
Technology Hardware – 5.7%
Advantech Co. Ltd. (Taiwan)	171,210	2,916,339
Brother Industries Ltd. (Japan)	154,800	3,855,015
Delta Electronics, Inc. (Taiwan)	113,000	5,559,330
Largan Precision Co. Ltd. (Taiwan)	42,794	5,305,072
Lenovo Group Ltd. (China)	2,464,000	7,535,387
LG Innotek Co. Ltd. (South Korea)	3,583	1,237,525

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Murata Manufacturing Co. Ltd. (Japan)	54,518	$2,484,078
Primax Electronics Ltd. (Taiwan)	198,098	398,473
Quanta Computer, Inc. (Taiwan)	183,000	1,627,951
Radiant Opto-Electronics Corp. (Taiwan)	291,000	736,555
Samsung Electronics Co. Ltd. (South Korea)	38,031	6,619,479
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	1,839	7,873,036
Seiko Epson Corp. (Japan)	62,950	1,153,059
Sinbon Electronics Co. Ltd. (Taiwan)	30,804	278,723
Sony Group Corp. (Japan)	300,371	7,019,332
TDK Corp. (Japan)	89,649	1,723,813
Wiwynn Corp. (Taiwan)	16,000	2,604,923
Xiamen Faratronic Co. Ltd., Class A (China)	13,300	269,267
		59,197,357
Telecommunications – 1.4%
America Movil S.A.B. de C.V. ADR (Mexico)	67,630	1,714,420
America Movil S.A.B. de C.V., Series B (Mexico)	1,206,916	1,533,078
Chunghwa Telecom Co. Ltd. (Taiwan)	407,424	1,751,700
Elisa OYJ (Finland)	21,734	876,506
KT Corp. (South Korea)	20,077	723,760
Rogers Communications Inc., Class B (Canada)	70,206	2,376,843
Saudi Telecom Co. (Saudi Arabia)	70,910	814,554
Telkom Indonesia Persero Tbk PT (Indonesia)	15,513,343	2,264,805
Telkom Indonesia Persero Tbk PT ADR (Indonesia)	80,934	1,186,492
Vodacom Group Ltd. (South Africa)	145,551	1,409,941
		14,652,099
Tobacco & Cannabis – 0.7%
British American Tobacco PLC (United Kingdom)	31,941	1,937,572
Imperial Brands PLC (United Kingdom)	57,427	2,179,405
KT&G Corp. (South Korea)	25,345	3,153,892
		7,270,869
Transportation & Logistics – 2.6%
BW LPG Ltd. (Singapore)(b)*	107,906	2,473,654
	Number of Shares	Value
Transportation & Logistics (Continued)
Canadian National Railway Co. (Canada)	46,439	$5,907,505
Canadian National Railway Co. (TSX Toronto Exchange) (Canada)	37,553	4,774,992
Canadian Pacific Kansas City Ltd. (Canada)	3,135	278,468
DSV A/S (Denmark)	15,410	3,330,425
Fujian Expressway Development Co. Ltd., Class A (China)	2,600,000	1,405,447
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)	5,726	1,244,546
International Container Terminal Services, Inc. (Philippines)	71,420	1,121,547
Motiva Infraestrutura de Mobilidade S.A. (Brazil)	315,560	917,581
Ryanair Holdings PLC ADR (Italy)	50,699	2,966,399
SF Holding Co. Ltd., Class A (China)	373,000	1,933,670
		26,354,234
Transportation Equipment – 0.3%
Daimler Truck Holding A.G. (Germany)	47,530	2,688,332
Weichai Power Co. Ltd., Class H (China)	7,000	29,268
		2,717,600
Wholesale - Consumer Staples – 0.2%
Dongsuh Cos., Inc. (South Korea)	76,334	1,356,310
PALTAC Corp. (Japan)	24,475	1,012,725
		2,369,035
Wholesale - Discretionary – 0.6%
Bunzl PLC (United Kingdom)	140,341	5,296,067
Xinhua Winshare Publishing and Media Co. Ltd., Class H (China)	258,578	328,725
		5,624,792
Total Common Stocks (Cost $851,343,183)		1,005,431,769

Master Limited Partnerships – 0.3%
Oil & Gas Supply Chain – 0.3%
Newmed Energy L.P. (Israel)	472,985	2,598,279
Total Master Limited Partnership (Cost $2,236,000)		2,598,279

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value

Preferred Stocks – 0.8%
Automotive – 0.1%
Dr. Ing hc F Porsche A.G., 2.39% (Germany)(g)	13,262	$649,260
Banking – 0.4%
Banco Bradesco S.A. (Brazil)*	383,191	1,397,710
Itau Unibanco Holding S.A. ADR, 3.87% (Brazil)(g)	310,449	2,626,398
		4,024,108
Household Products – 0.1%
Henkel A.G. & Co. KGaA, 2.74% (Germany)(g)	13,987	1,219,369
Technology Hardware – 0.2%
Samsung Electronics Co. Ltd., 0.88% (South Korea)(g)	15,910	1,999,330
Total Preferred Stocks (Cost $6,236,311)		7,892,067

	Number of Shares	Value
Short-Term Investments – 1.9%
Money Market Funds – 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(h)	11,607,430	$11,607,430
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(h)(i)	8,391,050	8,391,050
Total Short-Term Investments (Cost $19,998,480)		19,998,480
Total Investments – 100.4% (Cost $879,813,974)		1,035,920,595
Liabilities less Other Assets – (0.4)%		(3,998,030)
NET ASSETS – 100.0%		$1,031,922,565

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $16,807,967 or 1.63% of net assets.

(c)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $15,089,023.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $0 or .00% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Gazprom PJSC	7/26/21-2/18/22	$1,608,437
LUKOIL PJSC	7/26/21-2/18/22	1,189,094
Rosneft Oil Co. PJSC	7/26/21-2/18/22	1,564,140
Sberbank of Russia PJSC	3/23/20-4/20/21	1,190,543

(f)	Amount rounds to less than 0.05%.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	7-day current yield as of July 31, 2026 is disclosed.
(i)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $8,391,050 and total non-cash collateral has a value of $7,294,374.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
L.P.	Limited Partnership

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Concentration by Currency (%)(a)
Euro	21.4
Japanese Yen	12.6
British Pound	10.2
U.S. Dollar	9.9
Hong Kong Dollar	7.6
Taiwan Dollar	5.0
All other currencies less than 5%	33.3
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
Japan	12.8
China	9.8
United Kingdom	7.6
United States	7.5
France	7.3
Taiwan	7.1
Germany	6.1
All other countries less than 5%(b)	41.8
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$184,412,865	$821,018,904	$— *	$1,005,431,769
Master Limited Partnerships	—	2,598,279	—	2,598,279
Preferred Stocks	4,024,108	3,867,959	—	7,892,067
Short-Term Investments	19,998,480	—	—	19,998,480
Total Investments	$208,435,453	$827,485,142	$— *	$1,035,920,595

*Includes securities determined to have no value as of July 31, 2026.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Global Income Fund

	Par(a)	Value
Asset-Backed Securities – 3.0%
Other – 2.7%
720 East CLO Ltd., Series 2022-1A, Class ER, (3M CME Term SOFR + 5.90%), 9.63%, 1/20/38(b)(c)	$250,000	$245,868
720 East CLO VII Ltd., Series 2025-7A, Class E, (3M CME Term SOFR + 4.75%), 8.48%, 4/20/37(b)(c)	150,000	148,325
AGL CLO 44 Ltd., Series 2025-44A, Class E, (3M CME Term SOFR + 4.75%), 8.48%, 10/22/37(b)(c)	125,000	124,956
AMMC CLO 24 Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.68%, 1/20/35(b)(c)	150,000	150,300
AMMC CLO 30 Ltd., Series 2024-30A, Class D1R, (3M CME Term SOFR + 2.65%), 6.40%, 4/15/39(b)(c)	100,000	99,942
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 8/20/42(b)(c)	150,000	150,057
Arini U.S. CLO VIII Ltd., Series 8A, Class D, (2.65% - 3M CME Term SOFR), 0.00%, 10/15/39(b)(c)(d)(e)	130,000	130,000
Black Diamond CLO Ltd., Series 2021-1A, Class CR, (3M CME Term SOFR + 3.90%), 7.63%, 11/22/34(b)(c)	150,000	147,030
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 6.63%, 10/20/37(b)(c)	110,000	109,092
Capital Four U.S. CLO I Ltd., Series 2021-1A, Class DR, (3M CME Term SOFR + 3.25%), 6.98%, 1/18/35(b)(c)	100,000	97,912
CIFC Funding Ltd., Series 2024-2AR, Class DR, (2.75% - 3M CME Term SOFR), 0.00%, 4/22/37(b)(c)(d)(e)	150,000	150,000
Dwight Issuer LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.66%), 5.33%, 6/18/42(b)(c)	100,000	100,094
	Par(a)	Value
Other (Continued)
Galaxy XXII CLO Ltd., Series 2016-22A, Class DR4, (3M CME Term SOFR + 2.50%), 6.29%, 4/16/34(b)(c)	$100,000	$93,618
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	420,765	225,146
Greywolf CLO IV Ltd., Series 2019-1A, Class CR2, (3M CME Term SOFR + 3.50%), 7.25%, 4/17/34(b)(c)	100,000	99,881
INCREF LLC, Series 2026-FL2, Class D, (1M CME Term SOFR + 2.60%), 6.27%, 12/19/43(b)(c)	120,000	120,050
Jamestown CLO IX Ltd., Series 2016-9A, Class CR3, (3M CME Term SOFR + 3.25%), 7.06%, 7/25/34(b)(c)	150,000	147,939
Katayma CLO II Ltd., Series 2024-2A, Class D, (3M CME Term SOFR + 4.50%, 4.50% Floor), 8.23%, 4/20/37(b)(c)	150,000	150,147
Mountain View CLO XIX Ltd., Series 2025-1A, Class D1, (3M CME Term SOFR + 3.40%), 7.15%, 10/17/38(b)(c)	100,000	99,916
New Mountain CLO 5 Ltd., Series 5A, Class D1R, (3M CME Term SOFR + 3.15%), 6.88%, 7/20/36(b)(c)	100,000	99,936
Obra CLO 5 Ltd., Series 2026-5A, Class D1, (2.85% - 3M CME Term SOFR), 0.00%, 10/20/39(b)(c)(d)(e)	150,000	150,000
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 6.68%, 7/20/37(b)(c)	150,000	147,173
RR 18 Ltd., Series 2021-18A, Class DR, (3M CME Term SOFR + 4.90%), 8.65%, 7/15/40(b)(c)	150,000	148,677
Sandstone Peak III Ltd., Series 2024-1A, Class D1R, (3M CME Term SOFR + 3.05%), 6.86%, 4/25/37(b)(c)	150,000	150,077
Silver Point CLO 18 Ltd., Series 2026-18A, Class D1, (3.00% - 3M CME Term SOFR), 0.00%, 7/15/39(b)(c)(d)(e)	100,000	100,003

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	$135,505	$118,450
Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	86,648	84,869
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 7.59%, 4/19/34(b)(c)	250,000	247,203
		3,836,661
Specialty Finance – 0.3%
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 5.82%, 6/19/37(b)(c)	132,864	132,894
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.13%, 1/25/33(c)	122,153	120,312
Whitebox CLO IV Ltd., Series 2023-4A, Class CR2, (3M CME Term SOFR + 1.75%), 5.51%, 7/20/39(b)(c)	150,000	150,019
		403,225
Total Asset-Backed Securities (Cost $4,383,258)		4,239,886

	Number of Shares
Common Stocks – 45.4%
Aerospace & Defense – 1.3%
BAE Systems PLC (United Kingdom)	41,661	1,179,395
Huntington Ingalls Industries, Inc.	1,029	335,917
Lockheed Martin Corp.	607	353,723
		1,869,035
Asset Management – 0.6%
BlackRock, Inc.	306	333,660
Blackstone, Inc.	1,056	134,904
Macquarie Korea Infrastructure Fund (South Korea)	9,673	68,459
T. Rowe Price Group, Inc.	3,035	339,161
		876,184
Automotive – 0.2%
Kia Corp. (South Korea)	3,000	270,481
	Number of Shares	Value
Banking – 5.8%
Bank of America Corp.	5,439	$336,946
Bank Polska Kasa Opieki S.A. (Poland)	21,348	1,407,149
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	150,670	1,736,757
JP Morgan Chase & Co.	5,282	1,858,155
PNC Financial Services Group (The), Inc.	1,350	337,324
Truist Financial Corp.	3,669	190,201
U.S. Bancorp	8,577	540,437
UniCredit S.p.A. (Italy)	20,550	1,938,109
		8,345,078
Beverages – 1.0%
Coca-Cola (The) Co.	10,533	922,585
PepsiCo, Inc.	4,157	580,151
		1,502,736
Biotechnology & Pharmaceuticals – 5.2%
AbbVie, Inc.	1,950	489,333
Amgen, Inc.	1,249	481,065
Bristol-Myers Squibb Co.	5,906	385,721
Gilead Sciences, Inc.	3,226	420,057
Johnson & Johnson	11,453	2,935,976
Novartis A.G. ADR(f)	12,952	2,022,455
Pfizer, Inc.	21,179	529,687
Zoetis, Inc.	2,327	179,854
		7,444,148
Cable & Satellite – 0.5%
Comcast Corp., Class A	30,166	722,777
Chemicals – 0.7%
Air Products and Chemicals, Inc.	2,056	606,294
International Flavors & Fragrances, Inc.	4,512	357,440
		963,734
Construction Materials – 0.3%
Cie de Saint-Gobain S.A. (France)	5,049	474,541
Containers & Packaging – 0.3%
Amcor PLC(f)	11,052	496,014
Diversified Industrials – 0.6%
Siemens A.G. (Germany)(g)	2,665	873,178
Electric Utilities – 2.8%
American Electric Power Co., Inc.	3,265	417,430
Dominion Energy, Inc.	4,492	310,712

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Electric Utilities (Continued)
Enel S.p.A. (Italy)	167,716	$1,894,085
National Grid PLC (United Kingdom)	87,580	1,401,793
		4,024,020
Electrical Equipment – 1.1%
Honeywell International, Inc.	609	148,018
Johnson Controls International PLC	6,858	1,005,794
Otis Worldwide Corp.	5,041	362,700
		1,516,512
Engineering & Construction – 0.0%(h)
Vinci S.A. (France)	17	2,400
Food – 0.5%
Mondelez International, Inc., Class A	11,698	728,902
Gas & Water Utilities – 0.2%
NiSource, Inc.	5,223	232,058
Health Care Facilities & Services – 0.2%
CVS Health Corp.	2,254	235,385
Home & Office Products – 0.0%(h)
Midea Group Co. Ltd., Class H (China)	3,011	38,149
Household Products – 1.0%
Kenvue, Inc.	18,893	363,502
Kimberly-Clark Corp.(f)	2,630	287,485
Procter & Gamble (The) Co.	5,031	726,929
		1,377,916
Institutional Financial Services – 1.6%
CME Group, Inc.	2,695	721,694
Morgan Stanley	7,137	1,501,768
		2,223,462
Insurance – 2.9%
MS&AD Insurance Group Holdings, Inc. (Japan)	56,632	1,743,335
NN Group N.V. (Netherlands)	20,020	1,887,109
Zurich Insurance Group A.G. (Switzerland)	685	521,784
		4,152,228
IT Services – 0.2%
International Business Machines Corp.	1,196	267,485
	Number of Shares	Value
Leisure Facilities & Services – 0.4%
McDonald’s Corp.	1,324	$358,327
Starbucks Corp.	2,170	228,393
		586,720
Leisure Products – 0.2%
Hasbro, Inc.	3,045	286,047
Medical Equipment & Devices – 0.5%
Medtronic PLC	8,481	724,193
Metals & Mining – 1.3%
Rio Tinto Ltd. (Australia)	16,142	1,923,832
Oil & Gas Supply Chain – 4.1%
Chevron Corp.	9,458	1,861,618
Enbridge, Inc. (Canada)	23,593	1,283,785
ExxonMobil Holdings Corp.	5,442	845,905
Gazprom PJSC (Russia)(i)(j)*	33,780	—
LUKOIL PJSC (Russia)(i)(j)*	1,232	—
ONEOK, Inc.	6,620	601,162
Petroleo Brasileiro S.A. - Petrobras (Brazil)	132,178	1,283,150
Rosneft Oil Co. PJSC (Russia)(i)(j)*	17,410	—
		5,875,620
Real Estate Investment Trusts – 2.9%
AvalonBay Communities, Inc.	1,298	240,922
Crown Castle, Inc.	5,876	448,339
Federal Realty Investment Trust	4,265	529,244
Prologis Property Mexico S.A. de C.V. (Mexico)	258,679	1,157,816
Realty Income Corp.(f)	4,011	256,182
Ventas, Inc.	2,828	264,446
VICI Properties, Inc.	50,320	1,325,932
		4,222,881
Semiconductors – 1.2%
ASE Technology Holding Co. Ltd. (Taiwan)	40,770	695,720
QUALCOMM, Inc.	2,938	433,678
Texas Instruments, Inc.	2,241	617,934
		1,747,332
Technology Hardware – 1.0%
Cisco Systems, Inc.	2,774	321,756
Hon Hai Precision Industry Co. Ltd. (Taiwan)	91,400	698,023
NetApp, Inc.	949	169,397
Quanta Computer, Inc. (Taiwan)	19,700	175,249
		1,364,425

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Telecommunications – 1.6%
Altice France S.A.*	3,362	$65,490
SoftBank Corp. (Japan)	1,060,211	1,488,089
Verizon Communications, Inc.	15,878	743,249
		2,296,828
Tobacco & Cannabis – 3.1%
British American Tobacco PLC ADR (United Kingdom)	31,107	1,886,640
KT&G Corp. (South Korea)	14,600	1,816,801
Philip Morris International, Inc.	3,827	730,268
		4,433,709
Transportation & Logistics – 1.0%
Copa Holdings S.A., Class A	9,120	1,287,926
Spirit Aviation Holdings, Inc.*	8,659	130
United Parcel Service, Inc., Class B	1,057	110,161
		1,398,217
Transportation Equipment – 0.9%
Volvo AB, Class B (Sweden)	32,410	1,239,739
Wholesale - Consumer Staples – 0.2%
Sysco Corp.	3,015	256,999
Total Common Stocks (Cost $54,095,228)		64,992,965

	Par(a)
Corporate Bonds – 11.5%
Advertising & Marketing – 0.2%
Neptune Bidco U.S., Inc.,
10.38%, 5/15/31(b)	$40,000	41,878
9.50%, 2/15/33(b)	180,000	183,361
		225,239
Aerospace & Defense – 0.2%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(b)	30,000	30,647
Axon Enterprise, Inc.,
6.13%, 3/15/30(b)(f)	50,000	50,581
6.25%, 3/15/33(b)(f)	100,000	101,417

TransDigm, Inc., 6.13%, 7/31/34(b)	50,000	49,438
		232,083
Automotive – 0.4%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)(f)	130,000	128,014
	Par(a)	Value
Automotive (Continued)
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l., 6.38%, 4/15/34(b)(f)	$40,000	$39,408
PM General Purchaser LLC, 9.50%, 10/01/28(b)	490,000	410,110
		577,532
Banking – 0.2%
Citigroup, Inc., (5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(k)(l)	130,000	130,590
JP Morgan Chase & Co., (5Y U.S. Treasury CMT + 2.08%), 6.10%, 7/01/31(k)(l)	70,000	69,710
Wells Fargo & Co., (5Y U.S. Treasury CMT + 2.34%), 6.13%, 6/15/31(k)(l)	100,000	99,932
		300,232
Biotechnology & Pharmaceuticals – 0.1%
1261229 B.C. Ltd., 10.00%, 4/15/32(b)	200,000	204,450
Cable & Satellite – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 2/01/33(b)	210,000	201,249
7.38%, 2/01/36(b)	120,000	114,083
CSC Holdings LLC,
11.75%, 1/31/29(b)	390,000	223,238
6.50%, 2/01/29(b)	400,000	226,470

Directv Financing LLC, 8.88%, 2/01/30(b)	30,000	30,544
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
10.00%, 2/15/31(b)	50,000	52,247
9.25%, 6/01/32(b)	50,000	51,164

EchoStar Corp., 10.75%, 11/30/29(j)	194,800	210,716
Space Exploration Technologies Corp.,
5.35%, 7/15/31(b)	60,000	58,400
5.65%, 7/15/33(b)	100,000	95,803
		1,263,914
Chemicals – 0.2%
ARC Falcon I, Inc./Arclin U.S.A. LLC/New Arclin U.S. Holding Corp., 9.75%, 3/01/33(b)	100,000	94,156
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	10,000	10,253

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Chemicals (Continued)
Qnity Electronics, Inc.,
5.75%, 8/15/32(b)	$60,000	$59,573
6.25%, 8/15/33(b)(f)	50,000	50,233
		214,215
Commercial Support Services – 0.3%
CoreCivic, Inc., 8.25%, 4/15/29	40,000	41,527
GEO Group (The), Inc., 10.25%, 4/15/31	90,000	97,056
GFL Environmental Holdings U.S., Inc., 5.50%, 2/01/34(b)	40,000	37,002
RR Donnelley & Sons Co., 9.50%, 8/01/29(b)(f)	130,000	134,737
TKC Holdings, Inc., 8.50%, 8/15/30(b)	50,000	51,113
		361,435
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 5.38%, 3/01/34(b)	50,000	48,415
Quikrete Holdings, Inc.,
6.38%, 3/01/32(b)	70,000	70,854
6.75%, 3/01/33(b)(f)	40,000	40,529
		159,798
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	110,000	104,283
Upbound Group, Inc., 6.38%, 2/15/29(b)	60,000	59,552
		163,835
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
4.80%, 7/09/31	50,000	49,526
5.30%, 7/09/36(f)	40,000	39,302
5.65%, 3/13/46	20,000	18,706
5.80%, 3/13/56	20,000	18,390
5.95%, 3/13/66	90,000	82,762
		208,686
Electric Utilities – 0.3%
NRG Energy, Inc.,
6.25%, 11/01/34(b)(f)	60,000	59,842
6.00%, 1/15/36(b)	210,000	205,459
6.13%, 5/15/36(b)	10,000	9,871
Talen Energy Supply LLC,
6.38%, 5/01/33(b)	90,000	88,633
6.50%, 2/01/36(b)(f)	20,000	19,750

Vistra Operations Co. LLC, 6.88%, 4/15/32(b)	100,000	103,289
		486,844
	Par(a)	Value
Electrical Equipment – 0.2%
Alpha Generation LLC, 6.75%, 10/15/32(b)	$110,000	$110,959
Babcock & Wilcox Enterprises, Inc., 8.75%, 6/30/30(b)	120,000	119,850
WESCO Distribution, Inc., 5.50%, 4/15/34(b)(f)	70,000	68,002
		298,811
Engineering & Construction – 0.2%
Granite Construction, Inc., 6.38%, 6/15/34(b)(f)	80,000	79,771
Tutor Perini Corp., 6.63%, 7/15/33(b)	220,000	220,813
		300,584
Entertainment Content – 0.1%
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	58,000	51,537
5.05%, 3/15/42	110,000	76,450

Versant Media Group, Inc., 7.25%, 1/30/31(b)(f)	40,000	41,234
		169,221
Health Care Facilities & Services – 0.7%
Akumin, Inc., 9.75%, 8/31/31(b)	250,000	238,675
CHS/Community Health Systems, Inc.,
6.00%, 1/15/29(b)	30,000	29,475
6.88%, 4/15/29(b)	180,000	173,598
6.13%, 4/01/30(b)	30,000	25,205
5.25%, 5/15/30(b)	100,000	92,341

Claritev Corp., 6.75%, 3/31/31(b)(m)	101,668	58,967
LifePoint Health, Inc.,
9.88%, 8/15/30(b)	80,000	83,983
7.00%, 5/01/34(b)	20,000	18,681
MPH Acquisition Holdings LLC,
11.50%, 12/31/30(b)(m)	19,190	18,039
5.75%, 12/31/30(b)	11,644	8,966

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	60,000	62,139
Team Health Holdings, Inc., 13.50%, 6/30/28(b)(m)	80,000	81,699
TEAM Services Holding, Inc., 9.00%, 2/15/33(b)(f)	70,000	70,889
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	48,300
		1,010,957

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Home Construction – 0.0%(h)
Dream Finders Homes, Inc., 6.88%, 9/15/30(b)	$70,000	$68,323
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	190,000	198,528
Industrial Support Services – 0.3%
Core & Main L.P., 6.00%, 7/01/34(b)	110,000	109,385
EquipmentShare.com, Inc.,
8.63%, 5/15/32(b)(f)	60,000	61,364
8.00%, 3/15/33(b)(f)	70,000	70,530
7.13%, 7/01/34(b)(f)	70,000	66,859

Herc Holdings, Inc., 7.25%, 6/15/33(b)(f)	100,000	103,186
		411,324
Institutional Financial Services – 0.3%
Goldman Sachs Group (The), Inc., (5Y U.S. Treasury CMT + 2.18%), 6.50%, 8/10/31(k)(l)	190,000	188,572
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(b)	50,000	51,601
6.75%, 5/01/33(b)	100,000	101,912

Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	50,000	50,753
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	20,000	20,739
		413,577
Insurance – 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)	20,000	20,258
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(b)	100,000	101,162
		121,420
Internet Media & Services – 0.4%
Alphabet, Inc.,
5.65%, 2/15/56(f)	130,000	120,063
5.75%, 2/15/66	130,000	117,914

Getty Images, Inc., 11.25%, 2/21/30(b)	30,000	23,533
Meta Platforms, Inc.,
5.50%, 11/15/45	190,000	164,355
6.20%, 5/15/46	50,000	46,914
6.30%, 5/15/56(f)	30,000	27,532
6.45%, 5/15/66	50,000	45,803
	Par(a)	Value
Internet Media & Services (Continued)

Sopaipilla Investor LLC, 7.53%, 11/30/48(b)	$90,000	$93,284
		639,398
Leisure Facilities & Services – 0.6%
Carnival Corp. Ltd., 6.13%, 2/15/33(b)(f)	70,000	70,003
Full House Resorts, Inc., 8.25%, 2/15/28(b)(f)	190,000	185,442
Gaia Purchaser, Inc., 7.63%, 7/15/33(b)	40,000	40,123
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(b)(f)	10,000	8,114
Light & Wonder International, Inc., 6.25%, 10/01/33(b)(f)	60,000	58,950
NCL Corp. Ltd., 6.75%, 2/01/32(b)(f)	110,000	107,818
Pioneer Opco LLC, 7.00%, 5/15/33(b)	20,000	20,193
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)	90,000	90,399
Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	90,000	87,152
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(b)(f)	50,000	50,571
Viking Cruises Ltd., 5.88%, 10/15/33(b)	40,000	39,607
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	50,000	52,393
		810,765
Oil & Gas Supply Chain – 1.7%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 10/15/33(b)	50,000	49,110
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(b)	50,000	51,366
Chord Energy Corp.,
6.00%, 10/01/30(b)	50,000	50,167
6.75%, 3/15/33(b)	170,000	173,149
Crescent Energy Finance LLC,
7.38%, 1/15/33(b)(f)	160,000	160,723
8.38%, 1/15/34(b)	50,000	51,590

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Granite Ridge Resources, Inc., 8.88%, 11/04/29(b)	$130,000	$127,088
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32(b)	50,000	51,683
6.63%, 1/15/34(b)	60,000	60,669

New Generation Gas Gathering LLC, 9.50%, 9/30/29(i)	189,189	190,500
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)(f)	80,000	80,057
Occidental Petroleum Corp., 4.40%, 8/15/49	60,000	44,204
Permian Resources Operating LLC, 7.00%, 1/15/32(b)	150,000	155,280
Rockies Express Pipeline LLC,
7.50%, 7/15/38(b)	40,000	42,050
6.88%, 4/15/40(b)	80,000	80,455
Sunoco L.P.,
(5Y U.S. Treasury CMT + 4.23%), 7.88%, 9/18/30(b)(k)(l)	127,000	130,175
5.63%, 7/15/34(b)	150,000	145,028

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	50,000	49,643
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)	210,000	184,213
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	50,000	53,521
(5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(b)(f)(k)(l)	170,000	169,317
6.63%, 6/15/36(b)(f)	60,000	58,804
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(b)	10,000	10,158
6.50%, 6/15/34(b)	10,000	10,313
6.75%, 1/15/36(b)	280,000	293,075
		2,472,338
Oil, Gas Services & Equipment – 0.3%
Beusa Investments LLC, 7.00%, 8/01/31(b)	100,000	97,737
Nabors Industries, Inc., 8.88%, 8/15/31(b)(f)	120,000	123,477
	Par(a)	Value
Oil, Gas Services & Equipment (Continued)
Oceaneering International, Inc., 6.88%, 7/15/34(b)	$80,000	$81,857
WBI Operating LLC, 6.50%, 10/15/33(b)	60,000	59,893
		362,964
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 7.13%, 2/15/31(b)	50,000	51,575
Nexstar Media, Inc., 6.50%, 9/15/33(b)	50,000	49,744
		101,319
Real Estate Investment Trusts – 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30(b)	50,000	51,244
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	100,000	100,739
6.25%, 9/15/32(b)	120,000	119,899
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27(f)	90,000	87,329
4.63%, 8/01/29(f)	70,000	56,096
		415,307
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	110,000	112,739
Real Estate Services – 0.0%(h)
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	10,000	10,000
Retail - Discretionary – 0.4%
Academy Ltd., 5.88%, 5/15/31(b)(f)	100,000	98,921
Bath & Body Works, Inc., 7.60%, 7/15/37	40,000	39,272
Gee Automotive Holdings LLC, 7.25%, 3/01/31(b)	70,000	70,529
Michaels (The) Cos., Inc., 11.00%, 3/15/34(b)(f)	230,000	225,146
Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)	50,000	50,160
QXO Building Products, Inc.,
6.50%, 7/15/31(b)	20,000	20,081
6.88%, 7/15/34(b)	40,000	40,060
		544,169
Semiconductors – 0.0%(h)
Intel Corp., 5.70%, 2/10/53	30,000	26,627

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software – 0.3%
Citrix Systems, Inc., 4.50%, 12/01/27	$50,000	$48,125
Cloud Software Group LLC,
9.00%, 9/30/29(b)	10,000	9,798
8.25%, 6/30/32(b)	50,000	47,299
6.63%, 8/15/33(b)	40,000	34,874

CoreWeave, Inc., 9.25%, 6/01/30(b)(f)	40,000	37,382
Gen Digital, Inc., 6.25%, 4/01/33(b)	80,000	78,752
Oracle Corp.,
5.35%, 5/04/33	40,000	37,589
5.70%, 2/04/36	40,000	37,031
6.90%, 11/09/52(f)	20,000	18,041
6.00%, 8/03/55	80,000	64,153
		413,044
Specialty Finance – 0.7%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(b)(f)	170,000	162,981
7.88%, 7/15/30(b)(f)	50,000	45,465

Block, Inc., 6.00%, 8/15/33(b)	100,000	99,169
Fair Isaac Corp., 6.25%, 9/15/34(b)	50,000	48,303
FirstCash, Inc.,
4.63%, 9/01/28(b)	60,000	58,891
5.63%, 1/01/30(b)	50,000	49,222
LD Holdings Group LLC,
8.75%, 11/01/27(b)	30,000	27,094
6.13%, 4/01/28(b)	70,000	56,325

Midcap Financial Issuer Trust, (3M CME Term SOFR + 3.75%), 7.50%, 1/15/56(b)(c)	200,000	199,500
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	10,000	10,131
6.13%, 8/01/30(b)	50,000	50,405
6.50%, 6/15/34(b)	110,000	110,870

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(b)(f)	10,000	8,832
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	50,000	51,520
WS Escrow LLC, 7.75%, 6/01/33(b)	30,000	31,040
		1,009,748
Telecommunications – 0.9%
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(b)	110,000	107,280
	Par(a)	Value
Telecommunications (Continued)
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	$110,000	$116,903
Black Pearl Compute LLC, 6.13%, 2/15/31(b)	40,000	39,933
Core Scientific Finance I LLC, 7.75%, 5/15/31(b)	140,000	137,092
Galaxy Helios Data Centers II LLC, 9.88%, 8/01/31(b)	140,000	140,381
HUT 8 DC LLC, 6.19%, 11/15/42(b)	110,000	106,951
Level 3 Financing, Inc.,
6.88%, 6/30/33(b)	50,000	50,597
8.50%, 1/15/36(b)(f)	60,000	62,423
7.50%, 2/15/37(b)	30,000	29,796

Meridian Arc Holdco LLC, 6.25%, 4/30/31(b)	100,000	96,083
Stingray Compute LLC, 6.00%, 6/15/31(b)(f)	90,000	87,802
SV RNO Property Owner 1 LLC, 5.88%, 3/01/31(b)	110,000	102,145
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 6/15/32(b)	50,000	51,063
WULF Compute LLC, 7.75%, 10/15/30(b)	60,000	62,338
Yondr JK 1 LLC, 6.88%, 6/30/31(b)(f)	80,000	76,193
		1,266,980
Transportation & Logistics – 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	265,834	264,372
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)(f)	200,000	197,699
GB AIT Buyer, Inc., 8.75%, 4/30/34(b)	110,000	109,173
United Airlines Holdings, Inc., 5.38%, 3/01/31(f)	40,000	39,476
		610,720
Transportation Equipment – 0.1%
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	90,000	92,732

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Wholesale - Discretionary – 0.1%
Accelerate360 Distribution LLC, 11.00%, 12/01/31(b)(m)		$125,334	$144,761
Veritiv Operating Co., 10.50%, 11/30/30(b)(f)		20,000	20,518
			165,279
Total Corporate Bonds (Cost $16,813,072)			16,445,137

Foreign Government Inflation-Linked Bonds – 0.0%(h)
Sovereign Government – 0.0%(h)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,736
Total Foreign Government Inflation-Linked Bonds (Cost $1,702)			1,736

Foreign Issuer Bonds – 5.3%
Angola – 0.4%
Angolan Government International Bond,
8.00%, 11/26/29(b)		280,000	285,921
8.75%, 4/14/32(b)		210,000	214,333
			500,254
Argentina – 0.1%
Provincia de Buenos Aires, 6.63%, 9/01/37(b)		177,880	147,338
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	342,014
Canada – 0.3%
Bausch Health Cos., Inc., 6.25%, 2/15/29(b)(f)		10,000	7,850
Bombardier, Inc.,
7.00%, 6/01/32(b)		80,000	82,425
6.75%, 6/15/33(b)		10,000	10,300

Capstone Copper Corp., 6.75%, 3/31/33(b)		110,000	110,247
Empire Communities Corp., 9.75%, 5/01/29(b)		50,000	51,380
Saturn Oil & Gas, Inc., 8.50%, 7/30/31(b)		80,000	80,222
TransAlta Corp., 6.50%, 3/15/40		30,000	28,875
Vermilion Energy, Inc., 7.25%, 2/15/33(b)(f)		100,000	98,890
			470,189
		Par(a)	Value
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(b)		$100,000	$103,115
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36		150,000	158,501
France – 0.4%
Altice France S.A., 6.88%, 7/15/32(b)		640,245	621,549
Germany – 0.3%
Cerdia Finanz GmbH, 9.38%, 10/03/31(b)(f)		200,000	177,704
ZF North America Capital, Inc.,
7.50%, 3/24/31(b)(f)		160,000	161,116
6.88%, 4/23/32(b)(f)		150,000	147,370
			486,190
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 6.50%, 9/24/33(b)(f)		200,000	193,109
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(l)		150,000	153,456
Israel – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46		280,000	206,351
Italy – 0.5%
Fibercop S.p.A., 6.00%, 9/30/34(b)		200,000	192,733
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		400,000	463,787
			656,520
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(b)		300,000	313,985
Jamaica – 0.1%
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	66,861
Jordan – 0.2%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	236,006

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Kuwait – 0.2%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		$210,000	$211,203
Macau – 0.1%
MGM China Holdings Ltd., 6.25%, 5/15/33(b)		200,000	192,393
Mexico – 0.3%
Banco Mercantil del Norte S.A., (10Y U.S. Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(k)(l)		250,000	247,987
Mexico Government International Bond, 4.75%, 3/08/44		150,000	115,950
			363,937
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(b)		200,000	205,194
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	178,963
Romania – 0.1%
Romanian Government International Bond, 7.50%, 2/10/37(b)		60,000	63,846
Supranational – 0.1%
Inter-American Development Bank, 7.35%, 10/06/30	INR	14,000,000	144,752
Switzerland – 0.2%
UBS Group A.G., (5Y USD SOFR ICE IBA Swap Rate + 3.32%), 7.00%, 1/08/36(b)(k)(l)		220,000	218,808
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(b)		200,000	202,586
United Kingdom – 0.5%
Flutter Treasury DAC, 5.88%, 6/04/31(b)(f)		200,000	197,025
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(b)		200,000	198,456
11.50%, 8/15/29(b)		220,000	231,305

Marks & Spencer PLC, 7.13%, 12/01/37(b)		100,000	106,546
			733,332
	Par(a)	Value
Zambia – 0.3%
First Quantum Minerals Ltd.,
7.25%, 2/15/34(b)	$260,000	$264,848
6.38%, 2/15/36(b)	230,000	222,558
		487,406
Total Foreign Issuer Bonds (Cost $7,623,854)		7,657,858

	Number of Shares
Master Limited Partnerships – 2.4%
Oil & Gas Supply Chain – 2.4%
Energy Transfer L.P.	66,954	1,363,183
Enterprise Products Partners L.P.	55,861	2,125,511
Total Master Limited Partnerships (Cost $3,014,526)		3,488,694

	Par(a)
Mortgage-Backed Securities – 5.4%
Commercial Mortgage-Backed Securities – 3.4%
BANK, Series 2024-BNK48, Class A5, 5.05%, 10/15/57	$190,000	186,764
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(b)	110,000	101,381
BANK5, Series 2026-5YR22, Class A3, 5.71%, 6/15/59	100,000	102,066
BAY Trust, Series 2026-MDWS, Class D, (1M CME Term SOFR + 3.19%), 6.87%, 6/15/41(b)(c)	200,000	199,500
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 6.37%, 11/15/29(b)(c)	250,000	250,547
BMP Commercial Mortgage Trust, Series 2024-MF23, Class B, (1M CME Term SOFR + 1.64%, 1.64% Floor), 5.32%, 6/15/41(b)(c)	200,000	200,250

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 5.87%, 4/15/34(b)(c)	$300,000	$294,916
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 4.64%, 11/15/38(b)(c)	144,002	144,002
Series 2024-BI02, Class D, 7.71%, 8/13/41(b)(n)	100,000	93,755
Series 2025-COPT, Class A, (1M CME Term SOFR + 1.75%), 5.43%, 8/15/42(b)(c)	100,000	100,125
Series 2026-CSMO, Class D, (1M CME Term SOFR + 2.45%), 6.13%, 2/15/42(b)(c)	150,000	151,312
Series 2026-VLT9, Class E, (1M CME Term SOFR + 4.25%), 7.93%, 3/15/45(b)(c)	100,000	99,009

BXMT Ltd., Series 2026-FL6, Class A, (1M CME Term SOFR + 1.45%), 5.12%, 8/19/43(b)(c)	100,000	99,855
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	246,898
Dwight Issuer LLC, Series 2026-FL2, Class D, (1M CME Term SOFR + 2.75%), 6.35%, 1/18/44(b)(c)	200,000	199,772
Extended Stay America Trust, Series 2025-ESH, Class D, (1M CME Term SOFR + 2.60%), 6.28%, 10/15/42(b)(c)	96,313	97,153
GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.16%, 5/10/50	131,633	130,439
HIH Trust,
Series 2024-61P, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 7.87%, 10/15/41(b)(c)	123,208	123,973
Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.11%, 10/15/41(b)(c)	164,277	165,201
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, 5.09%, 12/10/39(b)(n)	$100,000	$99,238
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.05%, 8/15/38(b)(c)	158,697	158,058
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 4.99%, 2/18/40(b)(c)	120,000	119,999
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 6.41%, 2/18/40(b)(c)	100,000	99,746
Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 2/18/41(b)(c)	100,000	100,077
MLTI Trust,
Series 2026-MLTI, Class A10, (1M CME Term SOFR + 1.40%), 5.08%, 6/15/31(b)(c)	120,000	120,292
Series 2026-SF75, Class E, (1M CME Term SOFR + 3.25%), 6.93%, 3/15/31(b)(c)	110,000	110,114

Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.24%, 12/15/38(b)(c)	110,000	101,043
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(n)	90,000	93,511
NYC Commercial Mortgage Trust, Series 2026-1325, Class E, 8.22%, 5/09/41(b)(n)	100,000	102,415
RIDE, Series 2025-SHRE, Class D, 6.75%, 2/14/47(b)(n)	200,000	199,931
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)	200,000	207,802

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

SFO Commercial Mortgage Trust, Series 2021-555, Class E, (1M CME Term SOFR + 3.26%, 2.90% Floor), 6.94%, 5/15/38(b)(c)	$100,000	$99,750
SLG Office Trust, Series 2026-OMA, Class A, 4.97%, 4/15/41(b)(n)	130,000	128,550
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.03%, 1/15/39(b)(c)	210,000	209,212
		4,936,656
Federal Home Loan Mortgage Corporation – 0.1%
MSCR Trust, Series 2025-MN12, Class M2, (30D Average SOFR + 2.75%), 6.37%, 11/25/45(b)(c)	110,000	109,992
Whole Loan – 1.9%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(b)(n)	115,874	106,077
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(n)	123,350	119,902
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(n)	85,010	84,414
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	106,263	105,094
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(b)(o)	84,417	84,702
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(n)	161,310	155,272
Series 2024-1, Class M1, 6.59%, 2/25/69(b)	160,000	160,237
Series 2025-11, Class A3, (Step to 6.41% on 1/25/30), 5.41%, 11/25/70(b)(o)	88,172	87,291

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	137,779	123,014
	Par(a)	Value
Whole Loan (Continued)

FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	$130,000	$120,225
FHLMC STACR REMIC Trust, Series 2026-DNA2, Class B1, (30D Average SOFR + 2.10%), 5.72%, 3/25/46(b)(c)	130,000	131,839
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%), 7.22%, 7/25/42(b)(c)	200,000	204,960
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%), 6.32%, 1/25/44(b)(c)	200,000	206,042

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	156,856	141,039
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(n)	171,321	159,754
OBX Trust, Series 2024-NQM3, Class M1, 6.85%, 12/25/63(b)	200,000	200,673
Redwood Funding Trust, Series 2026-2, Class A, 6.26%, 11/27/56(b)	135,508	135,059
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(n)	180,159	167,960
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(o)	38,388	38,473
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(b)(o)	76,454	76,443

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(b)(o)	$61,022	$61,339
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(b)(o)	97,447	97,940
		2,767,749
Total Mortgage-Backed Securities (Cost $7,876,585)		7,814,397

Term Loans – 4.7%(c)
Aerospace & Defense – 0.0%(h)
TransDigm, Inc., Tranche N Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 2/13/33	40,000	40,038
Apparel & Textile Products – 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1M USD CME Term SOFR + 2.25%), 5.98%, 2/13/32	93,034	93,017
Asset Management – 0.2%
Edelman Financial Center LLC, The 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%), 7.73%, 12/01/31	40,000	40,123
First Eagle Holdings, Inc., Delayed Draw Term Loan, 8/16/32(p)(q)	13,125	13,124
First Eagle Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.23%, 8/16/32	76,491	76,482
Focus Financial Partners LLC, Tranche C Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 9/15/31	9,850	9,713
KREF Holdings X LLC, 2025 Replacement Term Loan, (1M USD CME Term SOFR + 2.50%), 6.17%, 3/05/32	128,452	125,295
Nexus Buyer LLC, Amendment No. 10 Term Loan, (1M USD CME Term SOFR + 4.00%), 7.73%, 7/31/31	39,700	38,779
		303,516
	Par(a)	Value
Automotive – 0.0%(h)
First Brands Group LLC, 2021 Term Loan(i)(j)(r)*	$4,741	$2
First Brands Group LLC, 2022-II Incremental Term Loan(i)(j)(r)*	46,505	20
First Brands Group LLC, Roll-Up Term Loan(i)(j)(r)*	65,594	22
		44
Beverages – 0.1%
Celsius Holdings, Inc., 2026 Term Loan,
(3M USD CME Term SOFR + 2.00%), 5.75%, 4/01/32	47,375	47,316
4/01/32(q)	22,100	22,072
		69,388
Biotechnology & Pharmaceuticals – 0.0%(h)
1261229 B.C. Ltd., Initial Term Loan, (1M USD CME Term SOFR + 6.25%), 9.98%, 10/08/30	39,600	38,376
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 6.97%, 3/31/31	100,000	85,125
Chemicals – 0.2%
A-AP Buyer, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.75%), 6.57%, 9/09/31	59,100	59,297
ARC Falcon I, Inc., Initial Term B Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.15%, 4/01/33	60,000	55,136
Hexion, Inc., 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 7.72%, 3/15/29	63,425	62,222
Natgasoline LLC, 2025 Term Loan, (1M USD CME Term SOFR + 5.50%), 9.23%, 3/29/30	38,750	39,041
Stonepeak Motion Finco LLC, Term Loan B, 6/24/33(q)	50,000	50,010
		265,706

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Support Services – 0.1%
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.00%), 5.66%, 10/13/30	$79,181	$78,973
Pye-Barker Fire & Safety LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 2.50%), 6.23%, 12/16/32	43,500	43,645
Pye-Barker Fire & Safety LLC, Initial Delayed Draw Term Loan,
(3M USD CME Term SOFR + 2.50%), 6.23%, 12/16/32	1,020	1,023
12/16/32(p)(q)	5,480	5,498

VT Topco, Inc., Second Amendment Term Loan, 8/09/30(q)	9,949	9,798
		138,937
Construction Materials – 0.0%(h)
HP PHRG Borrower LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%), 7.73%, 2/20/32	59,400	58,942
Consumer Cyclical – 0.1%
Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 7.68%, 7/15/31	117,306	117,624
Consumer Services – 0.0%(h)
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 6.80%), 10.53%, 6/24/30	66,774	48,912
Containers & Packaging – 0.1%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.98%, 4/01/32	29,849	28,482
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 3.18%, 0.50% Floor), 6.91%, 4/13/29	70,000	68,285
		96,767
	Par(a)	Value
Electric Utilities – 0.1%
Birdsboro Power LLC, Term Loan B Advance, (3M USD CME Term SOFR + 3.75%), 7.50%, 7/15/33	$60,000	$60,113
Pathfinder Power LLC, Term Loan B, 6/22/33(q)	70,000	69,825
Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%), 5.82%, 11/25/32	39,800	39,302
		169,240
Engineering & Construction – 0.0%(h)
Osmose Utilities Services, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.10%, 6/23/28	49,635	49,511
6/23/28(q)	19,896	19,846
		69,357
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.38%, 2/10/27	75,637	55,404
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 6/03/33	68,654	68,697
Oak-Eagle Acquireco, Inc., Term Loan B-1, 3/24/33(q)	30,000	30,154
		154,255
Health Care Facilities & Services – 0.5%
Aveanna Healthcare LLC, 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 6.73%, 9/17/32	79,600	79,917
Gainwell Acquisition Corp., Term Loan B, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 7.83%, 10/01/27	69,632	68,953
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 7.50%, 5/17/31	92,795	88,387
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.25%, 5/17/31	19,352	18,408

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
MPH Acquisition Holdings LLC, Exchange First Out Term Loan, (3M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.57%, 12/31/30	$14,654	$14,651
MPH Acquisition Holdings LLC, Second Out Term Loan, (3M USD CME Term SOFR + 4.60%, 0.50% Floor), 8.68%, 12/31/30	121,483	104,258
Sonrava Health Holdings LLC, Second Out Tranche A Term Loan(i)(q)	329,575	12,359
Sotera Health Holdings LLC, 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 2.25%), 5.98%, 5/30/31	187,619	188,030
Team Services Holding, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.25%), 8.98%, 3/31/33	70,000	69,338
		644,301
Household Products – 0.1%
Opal Holdco 4 SAS Facility B-6, (3M USD CME Term SOFR + 2.50%), 6.23%, 4/28/32	168,727	168,969
Institutional Financial Services – 0.2%
Ascensus Group Holdings, Inc., Amendment No. 4 Replacement Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.73%, 11/25/32	109,725	107,325
Contingent Roll-Up Term Loan(i)(q)	45,800	458
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 5.67%, 12/15/31	92,982	92,572
VFH Parent LLC, Term B-2 Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 6/21/31	148,500	148,222
		348,577
Insurance – 0.3%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 11/06/30(q)	20,000	18,270
	Par(a)	Value
Insurance (Continued)
AmWINS Group, Inc., 2026 Refinancing Term Loan, (3M USD CME Term SOFR + 2.00%, 0.75% Floor), 5.73%, 1/30/32	$93,031	$92,177
Asurion LLC, New Term B-14 Term Loan, (3M USD CME Term SOFR + 3.75%), 7.57%, 2/23/33	39,900	37,340
Broadstreet Partners Group LLC, 2025 Tranche B Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 6/13/31	39,821	39,139
CFC Bidco 2022 Ltd., Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.23%, 7/01/32	109,450	104,434
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 7/31/31	92,210	91,538
		382,898
Internet Media & Services – 0.1%
Diamond Sports Net LLC, Term Loan, (3M USD FIXED + 12.00%), 12.00%, 1/02/28	36,286	6,350
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.98%, 5/03/28	98,940	95,827
MH Sub I LLC (Micro Holding Corp.), 2024 December New Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 7.98%, 12/31/31	66,974	59,724
		161,901

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
IT Services – 0.1%
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.98%, 10/31/30	$88,606	$86,834
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 6.72%, 11/20/28	75,880	73,477
		160,311
Leisure Facilities & Services – 0.3%
Allwyn International AG, Facility B-2, (3M USD CME Term SOFR + 2.00%), 5.76%, 6/02/31	37,994	37,306
Catawba Nation Gaming Authority, Initial Term B Loan, (3M USD CME Term SOFR + 4.75%), 8.57%, 3/29/32	70,000	70,227
Endeavor Group Holdings, Inc., Term Loan B, (1M USD CME Term SOFR + 2.75%), 6.48%, 3/24/32	99,000	99,154
Kingpin Intermediate Holdings LLC, Amendment No. 15 Term Loan, (1M USD CME Term SOFR + 3.25%), 6.98%, 9/22/32	149,250	128,728
Peninsula Pacific Entertainment Development LLC, Closing Date Term B Facility Loan, (6M USD CME Term SOFR + 4.75%), 8.60%, 10/01/32	100,407	100,471
		435,886
Machinery – 0.2%
Dynamo Midco B.V., Facility B-1, (1M USD CME Term SOFR + 3.25%), 6.98%, 9/30/31	137,563	132,749
Madison IAQ LLC, 2026 Repriced Incremental Term Loan, (6M USD CME Term SOFR + 1.75%), 5.47%, 5/06/32	49,878	49,807
TULIP HOLDCO LLC, Term Loan B, 7/22/33(q)	50,000	49,844
		232,400
	Par(a)	Value
Medical Equipment & Devices – 0.1%
Hologic, Inc., USD Initial Term B Loan, (3M USD CME Term SOFR + 2.25%), 5.99%, 4/07/33	$90,000	$88,475
Publishing & Broadcasting – 0.0%(h)
Nexstar Media, Inc., Term B-7 Loan, (1M USD CME Term SOFR + 2.75%), 6.48%, 3/18/33	61,000	60,895
Retail - Discretionary – 0.4%
Harbor Freight Tools U.S.A., Inc., Replacement Term Loan, (1M USD CME Term SOFR + 2.25%), 5.98%, 6/11/31	89,440	89,339
Michaels (The) Cos., Inc., Term Loan B, (3M USD CME Term SOFR + 5.00%), 8.73%, 3/15/33	100,000	99,739
Peer Holding III B.V., Additional Facility 3, (3M USD CME Term SOFR + 2.25%), 5.98%, 10/14/32	29,925	29,918
Peer Holding III B.V., Facility B-4B, (3M USD CME Term SOFR + 2.50%), 6.23%, 10/28/30	93,022	93,255
Peer Holding III B.V., Facility B-5B, (3M USD CME Term SOFR + 2.50%), 6.23%, 7/01/31	88,650	88,827
Petco Health and Wellness Company, Inc., 2026 Term Loan, (3M USD CME Term SOFR + 4.25%), 7.98%, 2/03/31	79,800	79,562
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 7.98%, 8/31/28	76,017	74,383
		555,023
Software – 0.6%
athenahealth Group, Inc., Fourth Amendment Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.98%, 2/16/32	39,899	39,575
Calabrio, Inc., First Out Term Loan, (3M USD CME Term SOFR + 4.00%), 7.67%, 11/26/32	29,925	23,036
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan, (3M USD CME Term SOFR + 3.25%), 6.98%, 3/21/31	69,649	63,023

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 7.58%, 10/08/28	$88,126	$77,717
CoreWeave Financing DDTL V LLC, Delayed Draw Loan, 11/15/31(q)	50,000	49,875
Cotiviti, Inc., Amendment No. 2 Term Loan, (1M USD CME Term SOFR + 2.75%), 6.40%, 3/26/32	118,800	110,697
Dayforce Bidco LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 6.82%, 2/04/33	120,000	111,557
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 10.73%, 2/19/29	94,212	78,498
Gen Digital, Inc., Tranche B-1 Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.48%, 9/12/29	59,529	58,904
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%), 8.07%, 7/01/31	92,795	85,778
Relativity Intermediate HoldCo LLC, Term Loan, (1M USD CME Term SOFR + 2.75%), 6.48%, 1/30/33	20,000	19,700
Starlight Parent LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%), 7.67%, 4/16/32	116,881	90,583
UKG, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 2.25%), 6.07%, 2/10/31	69,649	66,802
		875,745
Specialty Finance – 0.4%
Blackhawk Network Holdings, Inc., Term B-3 Loan, (3M USD CME Term SOFR + 3.50%, 1.00% Floor), 7.23%, 3/12/29	98,012	97,553
Evertec Group LLC, Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 5.98%, 10/30/30	92,000	92,173
	Par(a)	Value
Specialty Finance (Continued)
Starwood Property Mortgage LLC, 2025 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.48%, 11/18/27	$46,518	$46,416
Starwood Property Mortgage LLC, Incremental Term B-2 Repricing Term Loan, (1M USD CME Term SOFR + 2.00%), 5.73%, 9/24/32	49,626	49,533
VCI Asset Holdings 1 LLC, Term Loan, (3M USD FIXED + 10.00%), 10.00%, 11/20/30	104,211	110,419
VCI Asset Holdings 2 LLC, Term Loan, (3M USD FIXED + 7.38%), 7.38%, 2/18/31	105,462	108,626
VCI Asset Holdings 3 LLC, Term Loan, (3M USD FIXED + 6.88%), 6.88%, 4/24/31	47,500	48,331
		553,051
Telecommunications – 0.2%
QTS Thunder Managing Issuer LLC, Term Loan, (3M USD CME Term SOFR + 2.25%), 6.03%, 7/22/33	90,000	88,650
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.16%, 11/04/31	138,250	136,176
		224,826
Transportation & Logistics – 0.0%(h)
Spirit Airlines LLC, DIP Roll-Up Term Loan(i)(j)(r)*	120,214	30,054
Spirit Airlines LLC, Initial Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.67%, 10/14/26	18,959	17,063
Spirit Airlines LLC, Second Draw New Money Term Loan, (1M USD CME Term SOFR + 8.00%, 3.00% Floor), 11.67%, 11/07/26	4,702	4,232
Spirit Airlines LLC, Third Draw New Money Term Loan(i)(j)(r)*	9,287	8,358
		59,707
Total Term Loans (Cost $7,390,146)		6,702,209

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Warrants – 0.0%(h)
Transportation & Logistics – 0.0%(h)
Spirit Airlines LLC(i)*	6,153	$92
Total Warrants (Cost $74,903)		92

Investment Companies – 19.2%
Schwab U.S. REIT ETF	130,569	3,170,215
Vanguard Intermediate-Term Treasury ETF	75,268	4,391,888
Vanguard Long-Term Treasury ETF(f)	188,905	9,968,517
Vanguard Total International Bond ETF	207,488	9,911,702
Total Investment Companies (Cost $28,035,457)		27,442,322

	Par(a)/Number of Shares
Short-Term Investments – 6.0%
Corporate Bonds – 0.3%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 6/15/27(b)(f)	130,000	128,157

DISH DBS Corp., 5.25%, 12/01/26(b)(s)	80,000	79,600

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.02%, 8/30/26(c)(k)	130,000	129,936

Viasat, Inc., 5.63%, 4/15/27(b)	50,000	49,891
		387,584
Money Market Funds – 5.7%
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(t)(u)	4,824,369	4,824,369
	Par(a)/Number of Shares	Value
Money Market Funds (Continued)

Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(t)	3,416,851	$3,416,851
		8,241,220
Total Short-Term Investments (Cost $8,612,411)		8,628,804

Number of Contracts		Notional Amount
Purchased Options – 0.0%(h)
Call Options - Exchange Traded – 0.0%(h)
3-Month SOFR Future, Strike Price USD 97.50, Expires 6/11/27	36	$8,619,750	3,825
Put Options - Over the Counter – 0.0%(h)
U.S. Dollar vs. Euro, Strike Price USD 1.16, Expires 8/13/26, Counterparty: JPMorgan Chase	1	384,083 (v)	2,303
Total Purchased Options (Premiums Paid $9,945)			6,128

Total Investments – 102.9% (Cost $137,931,087)	147,420,228
Total Written Options — (0.0)%(h) (Premiums Received $1,251)	(234)
Liabilities less Other Assets – (2.9)%(w)	(4,184,213)
NET ASSETS – 100.0%	$143,236,015

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $31,834,971 or 22.23% of net assets.

(c)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.
(e)	Zero coupon bond.
(f)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $16,027,387.
(g)	Security sold outside United States without registration under the Securities Act of 1933.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(h)	Amount rounds to less than 0.05%.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $249,171 or 0.17% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
EchoStar Corp., 10.75%, 11/30/29	11/07/2024	$191,921
First Brands Group LLC, 2021 Term Loan	4/16/2024-6/08/2026	4,636
First Brands Group LLC, 2022-II Incremental Term Loan	4/12/2023-6/08/2026	44,658
First Brands Group LLC, Roll-Up Term Loan	11/20/2025-6/08/2026	63,010
Gazprom PJSC	9/10/21-12/29/21	154,528
LUKOIL PJSC	9/10/21-12/29/21	107,724
Rosneft Oil Co. PJSC	9/10/21-12/29/21	135,918
Spirit Airlines LLC, DIP Roll-Up Term Loan	2/05/2026-4/07/2026	78,139
Spirit Airlines LLC, Third Draw New Money Term Loan	12/19/2025-7/15/2026	8,926

(k)	Perpetual bond. Maturity date represents next call date.
(l)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2026 is disclosed.
(m)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(n)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2026 is disclosed.

(o)	Step coupon bond. Rate as of July 31, 2026 is disclosed.
(p)	Unfunded loan commitment. As of July 31, 2026, total value of unfunded loan commitment is $18,622.
(q)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement date.
(r)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(s)	Issuer has defaulted on terms of debt obligation.
(t)	7-day current yield as of July 31, 2026 is disclosed.
(u)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $4,824,369 and total non-cash collateral has a value of $11,665,401.
(v)	The notional amount is EUR.
(w)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AG	Assured Guaranty
AUD	Australian Dollar
BRL	Brazilian Real
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CFC	Cooperative Finance Corporation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custodial Receipts

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
DDTL	Delayed Draw Term Loan
DIP	Debtor-in-Possession
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
IBA	ICE Benchmark Administration
ICE	Intercontinental Exchange
INR	Indian Rupee
JMD	Jamaican Dollar
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Futures Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	2	9/08/2026	EUR	286,811	$(2,684)
10-Year Australian Treasury Bond	8	9/15/2026	AUD	608,639	(3,163)
U.S. Treasury Long Bond	20	9/21/2026	USD	2,166,250	(63,917)
Ultra U.S. Treasury Bond	1	9/21/2026	USD	109,688	(5,531)
Long Gilt	2	9/28/2026	GBP	233,134	(4,317)
2-Year U.S. Treasury Note	12	9/30/2026	USD	2,467,313	(6,758)
5-Year U.S. Treasury Note	45	9/30/2026	USD	4,768,945	(39,633)
3-Month SONIA	15	3/16/2027	GBP	4,845,330	(5,649)
Total Long Contracts					$(131,652)
Short Contracts
10-Year U.S. Treasury Note	(3)	9/21/2026	USD	324,000	$4,531
Ultra 10-Year U.S. Treasury Note	(5)	9/21/2026	USD	548,516	2,610
Total Short Contracts					$7,141
					$(124,511)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

10/16/26	Australian Dollars	415,279	U.S. Dollars	287,618	JPMorgan Chase	$4,203
10/16/26	Japanese Yen	22,173,910	U.S. Dollars	137,665	Citibank	2,577
10/16/26	Canadian Dollars	157,000	U.S. Dollars	110,896	Citibank	1,493
10/16/26	Canadian Dollars	169,218	U.S. Dollars	120,556	BNP Paribas	578
10/16/26	U.S. Dollars	75,192	Canadian Dollars	105,000	Bank of America	28
Total Unrealized Appreciation						$8,879

10/16/26	U.S. Dollars	97,416	Euro	84,256	Bank of America	$(46)
10/16/26	U.S. Dollars	13,210	Euro	11,522	BNP Paribas	(118)
10/16/26	U.S. Dollars	172,632	Indian Rupees	16,614,251	Citibank	(247)
10/16/26	U.S. Dollars	154,615	Canadian Dollars	216,445	BNP Paribas	(327)
10/16/26	U.S. Dollars	82,552	Mexican Pesos	1,453,356	BNP Paribas	(814)
10/16/26	U.S. Dollars	157,097	British Pounds	117,642	Citibank	(1,456)
10/16/26	U.S. Dollars	109,123	Japanese Yen	17,748,500	JPMorgan Chase	(3,130)
9/02/26	U.S. Dollars	291,715	Brazilian Reals	1,508,080	JPMorgan Chase	(3,219)
Total Unrealized Depreciation						$(9,357)
Net Unrealized Depreciation						$(478)

Written Put Option Contracts outstanding at July 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Euro	BNP Paribas	1	EUR	226,316	USD	1.14	8/13/2026	$(234)
Total Written OTC Put Options Contracts (Premiums Received $1,251)								$(234)

Interest Rate Swap Contracts outstanding at July 31, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	20,240,000	$50,445	$—	$50,445
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,550,000	9,333	—	9,333
Total					$59,778	$—	$59,778

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at July 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,493,323	$(128,755)	$—	$(128,755)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.30% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	1,441,860	(13,601)	—	(13,601)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.25% (At Maturity)	JPMorgan Chase	1/02/2031	BRL	887,813	(8,788)	—	(8,788)
Total						$(151,144)	$—	$(151,144)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.75%, Due: 10/15/2028 (Pay Quarterly)	5.00%	6/20/2030	USD	75,000	$(8,706)	$(7,887)	$(819)
Total					$(8,706)	$(7,887)	$(819)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Caesars Entertainment, Inc., 4.63%, Due: 10/15/2029 (Pay Quarterly)	2.96%	5.00%	6/20/2030	USD	75,000	$5,631	$6,450	$(819)
Total						$5,631	$6,450	$(819)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Total Return Swap Contracts outstanding as of July 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	10/09/2026	JPMorgan Chase	USD	505,790	$(9,392)	$—	$(9,392)
Total						$(9,392)	$—	$(9,392)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$4,239,886	$—	$4,239,886
Common Stocks	43,190,055	21,802,910	— *	64,992,965
Corporate Bonds	—	16,254,637	190,500	16,445,137
Foreign Government Inflation-Linked Bonds	—	1,736	—	1,736
Foreign Issuer Bonds	—	7,657,858	—	7,657,858
Master Limited Partnerships	3,488,694	—	—	3,488,694
Mortgage-Backed Securities	—	7,814,397	—	7,814,397
Term Loans	—	6,650,936	51,273	6,702,209
Warrants	—	—	92	92
Investment Companies	27,442,322	—	—	27,442,322
Short-Term Investments	8,241,220	387,584	—	8,628,804
Purchased Options	3,825	2,303	—	6,128
Total Investments	$82,366,116	$64,812,247	$241,865 *	$147,420,228

*Includes securities determined to have no value as of July 31, 2026.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$7,141	$—	$—	$7,141
Forward Foreign Currency Exchange Contracts	—	8,879	—	8,879
Swap Contracts	—	59,778	—	59,778
Total Assets - Derivative Financial Instruments	$7,141	$68,657	$—	$75,798
Liabilities:
Futures Contracts	$(131,652)	$—	$—	$(131,652)
Forward Foreign Currency Exchange Contracts	—	(9,357)	—	(9,357)
Written Options	—	(234)	—	(234)
Swap Contracts	—	(162,174)	—	(162,174)
Total Liabilities - Derivative Financial Instruments	$(131,652)	$(171,765)	$—	$(303,417)
Net Derivative Financial Instruments	$(124,511)	$(103,108)	$—	$(227,619)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund

	Par(a)	Value
Long Positions – 110.4%
Asset-Backed Securities – 10.3%
Asset Management – 0.1%
Owl Rock CLO XI LLC,
Series 2023-11A, Class AR, (3M CME Term SOFR + 1.45%), 5.12%, 4/20/39(b)(c)	$500,000	$499,829
Series 2023-11A, Class BR, (3M CME Term SOFR + 2.00%), 5.67%, 4/20/39(b)(c)	250,000	248,840
		748,669
Commercial Support Services – 0.0%(d)
DB Master Finance LLC, Series 2025-1A, Class A2II, 5.17%, 8/20/55(b)	149,250	146,077
Consumer Services – 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2025-2A, Class A, 5.12%, 8/20/31(b)	1,000,000	1,001,839
Series 2025-2A, Class B, 5.51%, 8/20/31(b)	600,000	600,952
		1,602,791
Leisure Facilities & Services – 0.1%
Five Guys Holdings, Inc., Series 2023-1A, Class A2, 7.55%, 1/26/54(b)	295,500	298,726
Local – 0.0%(d)
Louisiana Local Government Environmental Facilities & Community Development Authority System Taxable Revenue Bonds, Louisiana Utilities Restoration Corp., Project, 4.15%, 2/01/33	70,000	69,154
Other – 9.8%
A10 Issuer LLC, Series 2025-FL6, Class AS, (1M CME Term SOFR + 1.89%), 5.56%, 5/15/42(b)(c)	300,000	299,850
AASET, Series 2025-1A, Class A, 5.94%, 2/16/50(b)	240,754	240,827
AASET Ltd., Series 2026-1A, Class A1, 5.65%, 7/16/51(b)	350,000	348,487
AASET MT-1 Ltd., Series 2025-2A, Class A, 5.52%, 2/16/50(b)	506,533	500,437
ACREC LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 1.80%), 5.47%, 1/18/43(b)(c)	250,000	249,055
	Par(a)	Value
Other (Continued)
Affirm Master Trust, Series 2026-1A, Class A, 4.37%, 2/15/34(b)	$133,000	$132,187
AGL CLO 42 Ltd.,
Series 2025-42A, Class B, (3M CME Term SOFR + 1.65%), 5.38%, 7/22/38(b)(c)	2,800,000	2,806,720
Series 2025-42A, Class C, (3M CME Term SOFR + 1.80%), 5.53%, 7/22/38(b)(c)	350,000	350,455

AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3M CME Term SOFR + 1.24%), 4.97%, 1/20/38(b)(c)	250,000	250,125
ALLO Issuer LLC, Series 2026-1A, Class A2, 5.61%, 6/20/56(b)	508,000	510,163
ALTDE Trust, Series 2026-1A, Class A, 5.52%, 3/31/51(b)	490,520	483,944
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 8/20/42(b)(c)	180,000	180,069
AREIT Ltd., Series 2026-CRE12, Class AS, (1M CME Term SOFR + 1.60%), 5.25%, 2/18/44(b)(c)(e)	300,000	300,000
Ares Direct Lending CLO 6 LLC,
Series 2025-2A, Class A1, (3M CME Term SOFR + 1.45%), 5.24%, 10/16/37(b)(c)	400,000	399,856
Series 2025-2A, Class B, (3M CME Term SOFR + 1.80%), 5.59%, 10/16/37(b)(c)	750,000	746,119

Ares Direct Lending CLO 7 LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 1.85%), 5.58%, 1/20/38(b)(c)	250,000	248,726
Ares Loan Funding VIII Ltd., Series 2024-ALF8, Class A1, (3M CME Term SOFR + 1.25%), 5.03%, 1/24/38(b)(c)	250,000	250,323
Ballyrock CLO 25 Ltd., Series 2023-25A, Class A1AR, (3M CME Term SOFR + 1.18%), 4.99%, 1/25/38(b)(c)	250,000	249,847

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)

BARC, Series 2026-CES1, Class A1A, (Step to 5.85% on 3/25/30), 4.85%, 1/25/56(b)(f)		$207,906	$204,581
Bbva Consumer Fondo de Titulizacion, Series 2026-1, Class F, (3M Euribor + 5.10%), 7.32%, 5/20/39(c)	EUR	93,780	107,424
BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, (3M CME Term SOFR + 1.45%), 5.20%, 7/15/36(b)(c)		1,650,000	1,649,406
BCRED CLO LLC, Series 2026-1A, Class B, (3M CME Term SOFR + 1.70%), 5.35%, 4/24/39(b)(c)		300,000	298,370
BDS LLC, Series 2025-FL15, Class AS, (1M CME Term SOFR + 1.65%), 5.32%, 3/19/43(b)(c)		850,000	850,623
Blackstone Strategic Credit 2027 Term Fund, 5.92%, 12/31/33(g)		700,000	700,000
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, 11/20/54(b)		1,000,000	1,000,557
BlueMountain CLO Ltd., Series 2018-3A, Class BR, (3M CME Term SOFR + 1.85%, 1.85% Floor), 5.66%, 10/25/30(b)(c)		250,000	249,745
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class BR, (3M CME Term SOFR + 1.70%), 5.43%, 10/20/38(b)(c)		250,000	250,402
BSPRT Issuer LLC, Series 2025-FL12, Class B, (1M CME Term SOFR + 1.95%), 5.63%, 1/17/43(b)(c)		150,000	149,987
BXMT Ltd., Series 2025-FL5, Class A, (1M CME Term SOFR + 1.64%), 5.31%, 10/18/42(b)(c)		116,000	116,220
Canyon Capital CLO Ltd., Series 2019-2A, Class AR2, (3M CME Term SOFR + 1.01%), 4.76%, 10/15/34(b)(c)		250,000	249,920
Capital Automotive REIT, Series 2026-1A, Class A2, 5.07%, 2/15/56(b)		646,615	614,949
CARS-DB4 L.P., Series 2020-1A, Class A6, 3.81%, 2/15/50(b)		243,594	229,041
	Par(a)	Value
Other (Continued)
Castlelake Aircraft Structured Trust,
Series 2025-2A, Class A, 5.47%, 8/15/50(b)	$1,569,867	$1,561,295
Series 2025-3A, Class A, 5.09%, 11/15/50(b)	521,122	512,343
Series 2026-1A, Class A, 5.07%, 3/15/51(b)	243,063	237,873
Series 2026-2A, Class A, 5.33%, 4/15/51(b)	388,073	383,724
Cerberus Loan Funding 50 LLC,
Series 2025-1A, Class A, (3M CME Term SOFR + 1.65%), 5.40%, 7/15/37(b)(c)	800,000	800,195
Series 2025-1A, Class B, (3M CME Term SOFR + 1.95%), 5.70%, 7/15/37(b)(c)	800,000	795,594
Cerberus Loan Funding 51 LLC,
Series 2025-2A, Class A, (3M CME Term SOFR + 1.52%), 5.27%, 10/15/37(b)(c)	500,000	499,715
Series 2025-2A, Class B, (3M CME Term SOFR + 1.85%), 5.60%, 10/15/37(b)(c)	500,000	497,546

Cerberus Loan Funding 52 LLC, Series 2025-3A, Class A, (3M CME Term SOFR + 1.52%), 5.27%, 10/15/37(b)(c)	400,000	399,772
Cerberus Loan Funding 53 LLC, Series 2025-4A, Class C, (3M CME Term SOFR + 2.00%), 5.75%, 1/15/38(b)(c)	250,000	248,827
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, (3M CME Term SOFR + 1.60%), 5.35%, 3/22/35(b)(c)	450,000	449,834
Cerberus Loan Funding XLIV LLC,
Series 2023-5A, Class A1R, (3M CME Term SOFR + 1.52%), 5.27%, 1/15/36(b)(c)	850,000	849,155
Series 2023-5A, Class A2R, (3M CME Term SOFR + 1.75%), 5.50%, 1/15/36(b)(c)	250,000	250,118

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 7.59%, 7/25/37(c)	$500,000	$492,374
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 6/20/50(b)	763,229	763,143
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, 5/25/50(b)	1,000,000	991,569
Compass Datacenters Issuer III LLC,
Series 2026-1A, Class A22, 5.29%, 2/25/56(b)	66,000	64,627
Series 2026-1A, Class A23, 5.44%, 2/25/56(b)	66,000	64,222

Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3M CME Term SOFR + 1.26%), 5.01%, 2/28/38(b)(c)	250,000	250,254
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.27%, 2/25/37(c)	111,407	117,746
D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, (1M CME Term SOFR + 1.45%), 5.12%, 11/19/43(b)(c)	500,000	500,369
DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, 11/20/51(b)	811,750	713,846
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A, (Step to 6.31% on 5/25/30), 5.31%, 3/25/61(b)(f)	284,423	281,564
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 4.80%, 8/15/31(b)(c)	39,825	39,852
ECLIPSE AIRCRAFT LLC, Series 2026-1, Class A, 5.63%, 5/15/51(b)	394,329	391,741
EFMT, Series 2025-CES4, Class A1, (Step to 6.43% on 8/25/29), 5.43%, 6/25/60(b)(f)	762,341	760,678
		Par(a)	Value
Other (Continued)
Eldridge CLO Ltd.,
Series 2025-1A, Class B, (3M CME Term SOFR + 1.65%), 5.38%, 10/20/38(b)(c)		$400,000	$400,976
Series 2026-4A, Class B, (1.60% - 3M CME Term SOFR), 0.00%, 7/23/39(b)(c)(e)(h)		250,000	250,000
Series 2026-4A, Class C, (1.80% - 3M CME Term SOFR), 0.00%, 7/23/39(b)(c)(e)(h)		150,000	150,000

Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.35%, 1/17/38(b)(c)		225,000	225,650
Figre, Series 2026-FL2, Class A3, (Step to 6.92% on 7/25/30), 5.92%, 6/25/56(b)(f)		146,734	146,484
FIGRE Trust,
Series 2024-HE5, Class A, 5.44%, 10/25/54(b)		825,586	826,181
Series 2025-PF1, Class A, 5.76%, 6/25/55(b)		575,088	575,021
Series 2025-PF1, Class B, 5.91%, 6/25/55(b)		524,948	525,187
Series 2025-PF2, Class A, 5.02%, 10/25/55(b)		243,722	240,368
Series 2026-EXP1, Class B, 6.16%, 6/25/56(b)		195,363	194,699
Series 2026-HE1, Class A, 4.98%, 1/25/56(b)		198,252	194,301
Series 2026-HE2, Class B, 5.25%, 1/25/56(b)		180,077	176,728
Series 2026-HE5, Class A, 5.60%, 6/25/56(b)		188,919	188,140

Financeit Securitization L.P., 4.04%, 5/25/51(b)(g)	CAD	94,251	66,457
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 5.56%, 10/25/33(c)		151,509	145,781
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.08%, 10/25/36(c)		23,586	14,833
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.16%, 10/25/36(c)		13,761	8,740

FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(b)		63,175	62,577

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
FTAI Aircraft Leasing,
0.00%, 3/27/31(g)	$415,356	$423,994
0.00%, 3/27/31(e)(g)	450,836	460,211
Golub Capital Partners CLO 16M-R3,
Series 2013-16A, Class A1R3, (3M CME Term SOFR + 1.63%), 5.28%, 8/09/39(b)(c)	1,500,000	1,500,167
Series 2013-16A, Class BR3, (3M CME Term SOFR + 1.95%), 5.60%, 8/09/39(b)(c)	1,600,000	1,592,295

Golub Capital Partners CLO 49M Ltd., Series 2020-49A, Class A1R2, (3M CME Term SOFR + 1.52%), 5.25%, 7/20/38(b)(c)	1,350,000	1,349,760
Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A2R, (3M CME Term SOFR + 1.70%), 5.36%, 8/05/37(b)(c)	800,000	800,160
Golub Capital Partners CLO 69M, Series 2023-69A, Class BR, (3M CME Term SOFR + 1.70%), 5.35%, 11/09/38(b)(c)	1,100,000	1,094,014
Golub Capital Partners CLO 83M, Series 2025-83A, Class B, (3M CME Term SOFR + 1.70%), 5.35%, 11/09/38(b)(c)	400,000	397,820
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(b)	63,353	63,233
Series 2025-1A, Class A, 5.38%, 2/20/49(b)	188,551	188,345
Series 2025-1A, Class B, 6.27%, 2/20/49(b)	36,840	36,986
GreenSky Home Improvement Issuer Trust,
Series 2025-2A, Class B, 5.07%, 6/25/60(b)	765,573	761,676
Series 2026-REV1, Class A, 4.93%, 5/15/41(b)	231,000	230,322
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, (30D Average SOFR + 1.55%), 5.17%, 10/25/55(b)(c)	382,684	384,090
Series 2026-CES1, Class A1, (Step to 5.90% on 2/25/30), 4.90%, 5/25/56(b)(f)	204,849	202,510
	Par(a)	Value
Other (Continued)
GS Mortgage-Backed Securities Trust,
Series 2026-CES1, Class A2, (Step to 6.27% on 2/25/30), 5.27%, 5/25/56(b)(f)	$100,000	$98,563

GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(i)	38,025	25,784
HLEND CLO LLC,
Series 2025-3A, Class A, (3M CME Term SOFR + 1.40%), 5.13%, 1/20/37(b)(c)	250,000	249,879
Series 2025-4A, Class B, (3M CME Term SOFR + 1.85%), 5.50%, 8/15/37(b)(c)	1,650,000	1,641,699

Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, 6/20/54(b)	800,000	806,548
HPS Private Credit CLO LLC, Series 2025-3A, Class B, (3M CME Term SOFR + 2.05%), 5.78%, 7/20/37(b)(c)	3,250,000	3,235,293
Huntington Bank Auto Credit-Linked Notes,
Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 4.97%, 10/20/32(b)(c)	98,585	98,909
Series 2025-2, Class B2, (30D Average SOFR + 1.20%), 4.82%, 9/20/33(b)(c)	173,356	173,790
Iskandar Enterprise LLC,
Series 2026-1A, Class A22, 5.34%, 4/17/56(b)	66,000	64,767
Series 2026-1A, Class A23, 5.54%, 4/17/56(b)	95,000	93,157
JCP Direct Lending CLO LLC,
Series 2023-1A, Class A1R, (3M CME Term SOFR + 1.65%), 5.38%, 7/20/37(b)(c)	350,000	350,046
Series 2023-1A, Class AJR, (3M CME Term SOFR + 1.78%), 5.51%, 7/20/37(b)(c)	1,000,000	1,000,347

Jefferies Credit Partners Direct Lending CLO Ltd., Series 2025-1A, Class B, (3M CME Term SOFR + 1.75%), 5.50%, 10/15/37(b)(c)	250,000	248,673

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Jersey Mike’s Funding LLC, 5.48%, 2/15/56(b)	$312,217	$305,249
Kinetic ABS Issuer LLC,
Series 2026-1A, Class A2, 5.22%, 2/25/56(b)	250,000	244,917
Series 2026-2A, Class A2, 5.83%, 6/25/58(b)	500,000	498,467

KKR Clo 16 Ltd., (3M CME Term SOFR + 1.60%), 5.33%, 10/20/34(b)(c)	300,000	299,931
Lendmark Funding Trust,
Series 2025-1A, Class A, 4.94%, 9/20/34(b)	145,000	144,864
Series 2026-1A, Class A, 4.80%, 11/20/35(b)	100,000	98,827

Lmdv Issuer Co. LLC, Series 2026-1A, Class A2, 5.38%, 7/17/56(b)	114,000	113,163
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.14%, 7/25/36(c)	678,939	268,778
Lyra Music Assets Delaware L.P., Series 2025-1A, Class A2, 5.60%, 9/20/65(b)	92,612	92,906
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 1/15/46(b)	86,688	84,801
Madison Park Funding LXV Ltd., Series 2025-65A, Class C, (3M CME Term SOFR + 1.80%), 5.59%, 7/16/38(b)(c)	800,000	801,042
Madison Park Funding LXXIII Ltd., Series 2025-73A, Class B, (3M CME Term SOFR + 1.70%), 5.45%, 10/17/38(b)(c)	250,000	250,795
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3M CME Term SOFR + 1.95%, 1.95% Floor), 5.70%, 4/15/37(b)(c)	250,000	249,945
MAPS Trust,
Series 2026-1A, Class A, 5.20%, 1/15/51(b)	385,454	377,616
Series 2026-2A, Class A, 5.52%, 6/15/51(b)	250,000	247,205
Mariner Finance Issuance Trust,
Series 2024-BA, Class A, 4.91%, 11/20/38(b)	134,000	133,081
Series 2026-AA, Class A, 5.01%, 5/20/39(b)	100,000	99,627
Series 2055-AA, Class A, 4.98%, 5/20/38(b)	119,000	118,800
	Par(a)	Value
Other (Continued)

MAST Ltd., Series 2026-1A, Class A, 5.13%, 2/15/51(b)	$242,560	$236,628
MC Aviation Ltd., Series 2026-1A, Class A, 5.82%, 7/15/51(b)	700,000	692,609
Mercury Financial Credit Card Master Trust, Series 2026-2A, Class A, 5.07%, 6/21/32(b)	200,000	198,541
MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.36% on 9/25/26), 6.33%, 9/25/54(b)(f)	81,297	81,403
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8, Class A2FP, (1M CME Term SOFR + 0.18%, 0.07% Floor), 3.91%, 10/25/36(c)	28,541	12,143
Series 2007-HE2, Class A2B, (1M CME Term SOFR + 0.20%, 0.09% Floor), 3.93%, 1/25/37(c)	1,716,974	770,949
Mtp Abs Funding LLC,
Series 2026-1A, Class A2, 5.20%, 4/25/56(b)	128,000	126,807
Series 2026-1A, Class B, 5.88%, 4/25/56(b)	41,000	40,709
Navigator Aviation Ltd.,
Series 2024-1, Class A, 5.40%, 8/15/49(b)	517,857	511,290
Series 2025-1, Class A, 5.11%, 10/15/50(b)	239,860	233,227
Nelnet Student Loan Trust,
Series 2025-AA, Class A1B, (30D Average SOFR + 1.10%), 4.73%, 3/15/57(b)(c)	80,114	79,740
Series 2025-BA, Class A1B, (30D Average SOFR + 1.35%), 4.98%, 5/17/55(b)(c)	189,627	190,784
Series 2025-BA, Class B, 4.98%, 5/17/55(b)	160,000	157,379
Series 2025-BA, Class C, 5.38%, 5/17/55(b)	120,000	115,980

Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class B, (3M CME Term SOFR + 1.65%), 5.38%, 7/20/39(b)(c)	800,000	801,792
Obsidian Issuer LLC, Series 2025-1A, Class A, 6.93%, 5/15/55(b)(g)	900,000	884,278

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Octagon Investment Partners 41 Ltd., Series 2019-2A, Class A1R2, (3M CME Term SOFR + 1.09%), 4.84%, 10/15/33(b)(c)	$250,000	$250,063
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 2/25/61(b)	174,271	169,624
OneMain Financial Issuance Trust, Series 2026-1A, Class C, 5.40%, 7/14/39(b)	100,000	99,694
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.93% on 11/25/26), 5.86%, 1/25/37(f)	18,214	17,864
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3M CME Term SOFR + 1.40%), 5.13%, 4/20/38(b)(c)	500,000	497,336
OWL Rock CLO XXII LLC, Series 2025-22A, Class A, (3M CME Term SOFR + 1.47%), 5.20%, 10/20/37(b)(c)	300,000	299,907
Perimeter Master Note Business Trust, Series 2026-1A, Class A, 6.01%, 1/15/32(b)	300,000	299,197
PFP Ltd.,
Series 2025-12, Class A, (1M CME Term SOFR + 1.49%), 5.16%, 12/18/42(b)(c)	1,500,000	1,503,793
Series 2025-12, Class AS, (1M CME Term SOFR + 1.74%), 5.41%, 12/18/42(b)(c)	1,000,000	1,001,940
Series 2025-12, Class B, (1M CME Term SOFR + 2.04%), 5.71%, 12/18/42(b)(c)	200,000	200,496
Series 2026-14, Class B, (1M CME Term SOFR + 1.80%), 5.47%, 12/18/43(b)(c)	300,000	299,869

Phantom Aviation, Series 2026-1A, Class A, 5.24%, 1/15/51(b)	294,144	285,473
Pilatus Ltd., 6.31%, 3/20/41(b)(g)	250,000	250,000
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2II, 6.24%, 6/05/54(b)	196,500	197,807
		Par(a)	Value
Other (Continued)

Point Broadband Funding LLC, Series 2025-1A, Class B, 5.73%, 7/20/55(b)		$400,000	$394,692
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55(b)		1,600,000	1,576,409
QTS Issuer ABS II LLC,
Series 2026-1A, Class B, 6.73%, 1/05/56(b)		32,000	31,557
Series 2026-2A, Class A2, 5.85%, 1/05/56(b)		52,000	50,243
Series 2026-5A, Class A2, 6.18%, 3/05/56(b)		41,000	40,809
Series 2026-6A, Class A21, 5.34%, 7/05/56(b)		61,000	60,504
Series 2026-7A, Class A21, 5.59%, 7/05/56(b)		186,000	182,407
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, (Step to 6.47% on 7/25/29), 5.47%, 6/25/55(b)(f)		1,117,254	1,116,008
Series 2025-CES7, Class A1B, (Step to 6.48% on 8/25/29), 5.48%, 7/25/55(b)(f)		548,222	547,204

Republic Finance Issuance Trust, Series 2024-B, Class A, 5.42%, 11/20/37(b)		212,000	212,692
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 8/15/50(b)		94,000	91,350
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3M CME Term SOFR + 1.39%), 5.23%, 1/30/38(b)(c)		250,000	250,325
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A, (30D Average SOFR + 1.75%), 5.37%, 6/25/55(b)(c)		599,808	603,502
Scooter’s Coffee LLC, Series 2026-1A, Class A2, 6.75%, 5/20/56(b)		216,000	215,591
Secucor Finance DAC, Series 2025-1, Class D, (1M Euribor + 3.40%), 5.61%, 9/20/36(c)	EUR	100,000	115,152
Service Experts Issuer LLC, Series 2025-1A, Class A, 5.38%, 1/20/37(b)		334,774	330,265

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
SERVPRO Master Issuer LLC,
Series 2024-1A, Class A2, 6.17%, 1/25/54(b)	$828,750	$838,342
Series 2025-1A, Class A2, 5.53%, 10/25/55(b)	545,875	528,653
Slam Ltd.,
Series 2021-1A, Class A, 2.43%, 6/15/46(b)	677,400	643,976
Series 2024-1A, Class A, 5.34%, 9/15/49(b)	88,033	86,952
Series 2026-1A, Class A, 5.55%, 7/15/51(b)	247,963	246,514
Sofi Consumer Loan Program Trust,
Series 2026-2, Class B, 4.80%, 3/25/36(b)	145,000	143,855
Series 2026-B, Class B, 4.90%, 2/25/36(b)	35,000	34,743
Series 2026-B, Class C, 5.20%, 2/25/36(b)	35,000	34,777

Sound Point CLO Ltd., Series 2025-1RA, Class C, (3M CME Term SOFR + 2.10%), 5.74%, 2/20/38(b)(c)	1,000,000	1,004,424
SSI ABS Issuer LLC, Series 2025-1, Class A, 6.15%, 7/25/65(b)	239,761	233,188
Stack Infrastructure Issuer LLC, Series 2025-1, Class A, 5.00%, 5/25/50(b)	1,300,000	1,253,591
STAR Trust,
Series 2025-SFR6, Class A, (1M CME Term SOFR + 1.40%), 5.08%, 8/17/42(b)(c)	500,000	500,667
Series 2025-SFR6, Class B, (1M CME Term SOFR + 1.65%), 5.33%, 8/17/42(b)(c)	500,000	500,000
Series 2026-SFR8, Class A, (1M CME Term SOFR + 1.40%), 5.07%, 9/17/43(b)(c)	1,350,000	1,350,023
Series 2026-SFR8, Class C, (1M CME Term SOFR + 1.70%), 5.37%, 9/17/43(b)(c)	250,000	249,999

Store Master Funding I-VII, XIV, XIX, XX, Series 2021-1A, Class A4, 3.70%, 6/20/51(b)	292,375	251,762
STORE Master Funding LLC, Series 2025-1A, Class A5, 5.17%, 10/20/55(b)	597,500	570,061
Stream Innovations Issuer Trust, Series 2025-1A, Class A, 5.05%, 9/15/45(b)	67,501	66,878
		Par(a)	Value
Other (Continued)

Sunshine Mortgage Funding 1 PLC, Series 1X, Class A1, 5.25%, 4/30/91	GBP	119,000	$156,932
SVC ABS LLC, Series 2026-1A, Class A, 5.16%, 3/20/56(b)		$499,167	488,115
Switch ABS Issuer LLC, Series 2026-1A, Class A21, 5.61%, 3/27/56(b)		850,000	844,979
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.12%, 1/20/38(b)(c)		250,000	250,346
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 8/25/55(b)		250,000	244,913
Series 2025-1A, Class A2II, 5.05%, 8/25/55(b)		250,000	243,733

TCW CLO, Series 2024-2A, Class C, (3M CME Term SOFR + 2.15%, 2.15% Floor), 5.90%, 7/17/37(b)(c)		300,000	300,362
Towd Point Mortgage Trust, Series 2025-CES4, Class A2, (Step to 6.46% on 11/25/29), 5.46%, 10/25/65(b)(f)		450,000	444,416
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.42%, 8/09/44(b)		998,847	970,837
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.19%, 1/25/38(b)(c)		250,000	250,492
Triton Container Finance IX LLC, Series 2025-1A, Class A, 5.43%, 6/20/50(b)		722,000	719,836
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.07%, 6/26/34(b)		231,255	230,468
Upgrade Master Pass-Thru Trust, Series 2026-ST2, Class A, 4.41%, 6/15/34(b)		86,893	86,818
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.53%, 1/25/47(b)		119,549	118,709
Vantage Data Centers Germany Borrower Lux S.a.r.l., Series 2025-1X, Class A2, 4.29%, 6/28/50	EUR	171,000	196,159
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, 8/15/55(b)(j)		850,000	828,603

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Other (Continued)
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 3/15/56(b)(j)		$1,080,000	$1,046,684
Series 2026-1A, Class D, 5.19%, 3/15/56(b)(j)		552,000	539,489

Vista Point Securitization Trust, Series 2025-CES1, Class A1, (Step to 6.81% on 4/25/29), 5.81%, 4/25/55(b)(f)		1,073,743	1,075,375
WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1M CME Term SOFR + 0.61%, 0.36% Floor), 4.34%, 4/25/37(c)		8,541,652	2,977,804
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE1, Class 2A1, (1M CME Term SOFR + 0.23%, 0.12% Floor), 3.96%, 11/25/36(c)		3,999	1,226
Series 2007-HE1, Class 2A2, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.18%, 11/25/36(c)		35,274	10,811

Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3M CME Term SOFR + 1.29%), 5.02%, 10/18/38(b)(c)		250,000	250,396
Wendy’s Funding LLC,
Series 2022-1A, Class A2II, 4.54%, 3/15/52(b)		143,959	135,597
Series 2025-1A, Class A2I, 5.42%, 12/15/55(b)		199,000	192,837

Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, 12/05/54(b)		500,000	504,965
Wise CLO Ltd., Series 2026-1A, Class A, (3M CME Term SOFR + 1.22%), 4.99%, 7/20/39(b)(c)		250,000	249,818
			92,756,723
Real Estate Investment Trusts – 0.0%(d)
EdgeConneX Data Centers Europe B.V., Series 2026-1X, Class A2, (Step to 5.00% on 5/30/31), 4.50%, 4/30/56(f)	EUR	149,999	172,889
Specialty Finance – 0.1%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 7.69%, 8/20/31(c)	GBP	116,000	158,036
		Par(a)	Value
Specialty Finance (Continued)
Dowson PLC,
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 10.69%, 8/20/31(c)	GBP	170,000	$232,190

Textainer Marine Containers VII Ltd., Series 2021-3A, Class A, 1.94%, 8/20/46(b)		$910,000	816,590
			1,206,816
Total Asset-Backed Securities (Cost $98,031,545)			97,001,845

	Number of Shares
Common Stocks – 0.0%(d)
Aerospace & Defense – 0.0%(d)
Boeing (The) Co.*	23	4,971
General Electric Co.	7	2,521
		7,492
Biotechnology & Pharmaceuticals – 0.0%(d)
Eli Lilly & Co.	3	3,447
Electrical Equipment – 0.0%(d)
Carrier Global Corp.	34	2,102
GE Vernova, Inc.	4	3,961
Trane Technologies PLC	11	5,004
		11,067
Entertainment Content – 0.0%(d)
Walt Disney (The) Co.	50	4,809
Oil & Gas Supply Chain – 0.0%(d)
Williams (The) Cos., Inc.	22	1,574
Renewable Energy – 0.0%(d)
First Solar, Inc.*	7	1,477
Semiconductors – 0.0%(d)
Cerebras Systems, Inc., Class A(k)*	2	398
KLA Corp.	12	2,194
Lam Research Corp.	8	2,344
SK hynix, Inc. ADR(k)*	184	26,446
		31,382
Software – 0.0%(d)
CoreWeave, Inc., Class A*	65	4,665
Synopsys, Inc.*	9	3,499
Zoom Communications, Inc.*	30	2,882
		11,046

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Technology Hardware – 0.0%(d)
Corning, Inc.	38	$5,253
Total Common Stocks (Cost $88,882)		77,547

	Par(a)
Convertible Bonds – 0.0%(d)
Telecommunications – 0.0%(d)
WOM Chile Holdco S.p.A., 5.00%, 4/01/32(b)	$224,490	200,666
Total Convertible Bonds (Cost $200,397)		200,666

	Number of Shares
Convertible Preferred Stocks – 0.0%(d)
Aerospace & Defense – 0.0%(d)
Boeing (The) Co., 6.00%	800	53,448
Internet Media & Services – 0.0%(d)
Alphabet, Inc.,
6.25%,	500	25,080
6.25%,(k)	500	25,100
		50,180
Total Convertible Preferred Stocks (Cost $88,800)		103,628

	Par(a)
Corporate Bonds – 14.3%
Advertising & Marketing – 0.1%
AppLovin Corp.,
5.38%, 12/01/31	$180,000	180,201
5.95%, 12/01/54	344,000	311,951

Neptune Bidco U.S., Inc., 9.50%, 2/15/33(b)	11,000	11,205
		503,357
Aerospace & Defense – 0.1%
Boeing (The) Co.,
6.30%, 5/01/29	90,000	93,219
7.01%, 5/01/64	58,000	62,692

Honeywell Aerospace, Inc., 3.90%, 3/16/28(b)	46,000	45,476
Lockheed Martin Corp., 4.45%, 5/15/28(k)	227,000	226,887
Northrop Grumman Corp., 4.03%, 10/15/47	32,000	24,270
	Par(a)	Value
Aerospace & Defense (Continued)

RTX Corp., 4.70%, 12/15/41	$113,000	$101,173
TransDigm, Inc., 6.75%, 8/15/28(b)	117,000	117,733
		671,450
Asset Management – 0.6%
Ameriprise Financial, Inc.,
4.80%, 6/15/31	80,000	79,340
5.35%, 6/15/36	170,000	166,401

Blue Owl GP Stake, 5.38%, 10/30/32(g)	350,000	333,270
Carlyle Group (The), Inc., 5.05%, 9/19/35(k)	350,000	332,883
Ceamer Finance IV LLC, 0.00%, 11/15/40(g)	247,058	246,341
Charles Schwab (The) Corp., (5Y U.S. Treasury CMT + 2.25%), 6.10%, 6/01/31(l)(m)	950,000	937,089
Dyal Capital Partners IV, Issuer A, 5.94%, 8/22/45(g)	338,000	326,489
Dyal Capital Partners IV, Issuer B, 5.94%, 8/22/45(g)	312,000	301,375
KKR Group Finance Co. VIII LLC, 3.50%, 8/25/50(b)	500,000	323,204
Nuveen LLC, 5.85%, 4/15/34(b)	320,000	324,236
Prime Investments Group Ltd., 11.00%, 5/01/30(g)	118,375	124,744
Project Onyx II, 0.00%, 6/15/30(g)	885,834	883,088
TPG Operating Group II L.P.,
5.88%, 3/05/34	247,000	248,347
5.38%, 1/15/36	577,000	555,317
		5,182,124
Automotive – 0.1%
Clarios Global L.P./Clarios U.S. Finance Co., 6.75%, 9/15/32(b)(k)	117,000	117,879
Ford Motor Credit Co. LLC, 5.92%, 3/20/28	200,000	202,171
General Motors Financial Co., Inc.,
5.75%, 2/08/31	92,000	93,893
6.40%, 1/09/33	88,000	92,288

Goodyear Tire & Rubber (The) Co., 5.25%, 7/15/31(k)	100,000	88,824

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Automotive (Continued)

Nissan Motor Acceptance Co. LLC, 6.13%, 9/30/30(b)	$117,000	$114,263
Toyota Motor Credit Corp., 5.10%, 3/21/31	108,000	108,857
		818,175
Banking – 1.0%
Bank of America Corp.,
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(m)	94,000	93,129
(5Y U.S. Treasury CMT + 2.68%), 6.63%, 5/01/30(l)(m)	800,000	816,635
(5Y U.S. Treasury CMT + 2.35%), 6.25%, 7/26/30(l)(m)	25,000	25,024
(SOFR + 1.22%), 2.65%, 3/11/32(m)	205,000	184,076
(SOFR + 1.33%), 2.97%, 2/04/33(m)	169,000	150,830
(SOFR + 1.74%), 5.52%, 10/25/35(m)	10,000	9,888
(SOFR + 1.70%), 5.74%, 2/12/36(m)	350,000	350,221
(3M CME Term SOFR + 1.58%), 4.08%, 4/23/40(m)	22,000	18,744
Citigroup, Inc.,
(5Y U.S. Treasury CMT + 2.69%), 7.13%, 8/15/29(l)(m)	400,000	406,812
(5Y U.S. Treasury CMT + 2.57%), 6.75%, 2/15/30(l)(m)	400,000	400,449
(5Y U.S. Treasury CMT + 2.89%), 6.88%, 8/15/30(l)(m)	325,000	328,139
(SOFR + 1.42%), 2.98%, 11/05/30(m)	174,000	163,376
5.92%, 12/11/30(c)	398,000	369,909
(SOFR + 1.15%), 2.67%, 1/29/31(m)	21,000	19,391
(5Y U.S. Treasury CMT + 3.00%), 6.63%, 2/15/31(l)(m)	320,000	321,453
(SOFR + 2.06%), 5.83%, 2/13/35(m)	63,000	63,173
(SOFR + 1.47%), 5.33%, 3/27/36(m)	102,000	100,556
JP Morgan Chase & Co.,
(SOFR + 1.13%), 5.00%, 7/22/30(m)	97,000	97,172
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(m)	1,336,000	1,249,770
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.01%), 5.14%, 1/24/31(m)	$49,000	$49,179
(5Y U.S. Treasury CMT + 2.08%), 6.10%, 7/01/31(l)(m)	725,000	721,999
(SOFR + 1.81%), 6.25%, 10/23/34(m)	50,000	52,486
(SOFR + 1.49%), 5.77%, 4/22/35(m)	85,000	86,841
(3M CME Term SOFR + 1.84%), 4.26%, 2/22/48(m)	62,000	48,973

PNC Financial Services Group (The), Inc., (SOFR + 1.95%), 5.94%, 8/18/34(m)	58,000	59,960
Truist Financial Corp., (SOFR + 1.37%), 4.12%, 6/06/28(k)(m)	71,000	70,668
U.S. Bancorp, (SOFR + 1.60%), 4.84%, 2/01/34(m)	30,000	29,087
Wells Fargo & Co.,
(SOFR + 1.51%), 3.53%, 3/24/28(m)	100,000	99,327
(SOFR + 1.50%), 5.15%, 4/23/31(m)	1,619,000	1,625,710
(5Y U.S. Treasury CMT + 2.34%), 6.13%, 6/15/31(l)(m)	1,050,000	1,049,283
(SOFR + 2.10%), 4.90%, 7/25/33(m)	74,000	72,686
(SOFR + 1.34%), 4.89%, 9/15/36(k)(m)	67,000	64,075
4.65%, 11/04/44	64,000	52,267
		9,251,288
Beverages – 0.1%
Coca-Cola (The) Co., 1.38%, 3/15/31	297,000	257,416
PepsiCo, Inc., 4.45%, 5/15/28	264,000	264,199
		521,615
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.,
4.88%, 3/15/30(k)	77,000	77,221
5.35%, 3/15/44	64,000	60,089
4.88%, 11/14/48	11,000	9,448
Amgen, Inc.,
4.05%, 8/18/29	28,000	27,457
6.40%, 2/01/39	105,000	110,949
Bristol-Myers Squibb Co.,
5.20%, 2/22/34	44,000	44,185
4.63%, 5/15/44	45,000	38,506

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

DRI Healthcare Trust, 5.35%, 3/24/31(g)		$200,000	$196,089
Eli Lilly & Co.,
4.20%, 8/14/29		136,000	134,663
4.60%, 8/14/34		27,000	26,135

Gilead Sciences, Inc., 4.75%, 3/01/46		100,000	85,857
Johnson & Johnson, 3.70%, 3/01/46		50,000	38,353
Merck & Co., Inc.,
4.15%, 9/15/30		251,000	245,493
4.15%, 5/18/43		100,000	81,602

Novartis Capital Corp., 5.70%, 3/18/56		150,000	144,961
Novartis Finance S.A., 3.50%, 5/13/35	EUR	150,000	170,349
Pfizer, Inc., 7.20%, 3/15/39		83,000	94,941
Wyeth LLC, 6.00%, 2/15/36		57,000	59,491
			1,645,789
Cable & Satellite – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 9/01/29(b)		100,000	99,368
4.75%, 2/01/32(b)		100,000	87,379

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, 6/01/52		63,000	37,843
Comcast Corp., 4.95%, 5/15/32		71,000	70,027
Cox Communications, Inc.,
2.95%, 10/01/50(b)		160,000	78,876
5.80%, 12/15/53(b)		75,000	58,736

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 6/01/32(b)		13,000	13,303
EchoStar Corp., (100% Cash), 6.75%, 11/30/30		123,000	124,747
Sirius XM Radio LLC, 5.00%, 8/01/27(b)		84,000	83,878
Space Exploration Technologies Corp.,
5.35%, 7/15/31(b)		720,000	700,797
5.65%, 7/15/33(b)		130,000	124,543
5.88%, 7/15/36(b)		340,000	317,588

Time Warner Cable LLC, 6.75%, 6/15/39		113,000	106,487
			1,903,572
	Par(a)	Value
Chemicals – 0.3%
Celanese U.S. Holdings LLC, 7.33%, 7/15/29(k)	$100,000	$103,955
Dow Chemical (The) Co.,
9.40%, 5/15/39	158,000	203,948
4.38%, 11/15/42	35,000	27,649
3.60%, 11/15/50(k)	161,000	103,583
6.90%, 5/15/53	200,000	204,165
5.95%, 3/15/55	456,000	411,516

FMC Corp., 8.00%, 6/01/31(b)	523,000	540,797
LYB International Finance III LLC,
5.88%, 1/15/36(k)	372,000	369,267
4.20%, 10/15/49	471,000	330,623
3.63%, 4/01/51	432,000	276,130

LyondellBasell Industries N.V., 4.63%, 2/26/55	77,000	56,671
SCIH Salt Holdings, Inc., 4.88%, 5/01/28(b)	11,000	10,999
		2,639,303
Commercial Support Services – 0.1%
Allied Universal Holdco LLC, 7.88%, 2/15/31(b)	100,000	103,825
Project Leopard Holdings, Inc., 6.53%, 6/05/41(g)*	1,000,000	994,800
Waste Management, Inc., 2.00%, 6/01/29	286,000	266,504
		1,365,129
Construction Materials – 0.0%(d)
Quikrete Holdings, Inc., 6.75%, 3/01/33(b)(k)	100,000	101,322
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	100,000	104,709
Standard Industries, Inc., 4.75%, 1/15/28(b)	100,000	99,391
		305,422
Consumer Services – 0.0%(d)
Indigo Overseas Projects Co. Ltd., 5.90%, 3/31/32(g)(j)*	359,763	359,763
Containers & Packaging – 0.0%(d)
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(b)(k)	100,000	95,571
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/30(b)(k)	100,000	99,115
		194,686

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Diversified Industrials – 0.0%(d)
3M Co., 3.05%, 4/15/30	$100,000	$93,754
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
4.25%, 3/13/31	70,000	67,902
4.88%, 3/13/36	50,000	47,853
3.95%, 4/13/52	295,000	207,042
5.80%, 3/13/56	45,000	41,377
6.10%, 7/09/56(k)	230,000	220,897
5.95%, 3/13/66	535,000	491,975

Wayfair LLC, 7.75%, 9/15/30(b)	100,000	104,790
		1,181,836
Electric Utilities – 1.5%
AEP Transmission Co. LLC, 3.15%, 9/15/49	111,000	70,448
Alabama Power Co., 6.00%, 3/01/39	28,000	28,739
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 1.94%), 6.05%, 3/15/56(m)	130,000	127,755
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(k)(m)	130,000	127,678

Baltimore Gas and Electric Co., 3.75%, 8/15/47	30,000	21,456
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	25,000	22,655
CenterPoint Energy, Inc.,
(5Y U.S. Treasury CMT + 2.59%), 6.70%, 5/15/55(m)	406,000	412,797
(5Y U.S. Treasury CMT + 1.89%), 6.40%, 8/15/58(m)	200,000	199,866

CMS Energy Corp., (5Y U.S. Treasury CMT + 1.96%), 6.50%, 6/01/55(m)	330,000	333,875
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(b)(g)	236,017	234,554
Cumberland Combined Cycle Generation LLC, 5.82%, 5/15/56	175,000	171,356
Dominion Energy, Inc.,
(5Y U.S. Treasury CMT + 2.51%), 7.00%, 6/01/54(m)	80,000	83,468
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(k)(m)	237,000	234,589
	Par(a)	Value
Electric Utilities (Continued)
Dominion Energy, Inc.,
(5Y U.S. Treasury CMT + 2.01%), 6.20%, 2/15/56(m)	$225,000	$221,499
(5Y U.S. Treasury CMT + 1.70%), 6.25%, 12/15/56(m)	120,000	118,573

DTE Electric Co., 4.85%, 3/01/36	20,000	19,104
Duke Energy Carolinas LLC, 3.75%, 6/01/45	49,000	36,273
Duke Energy Progress LLC, 2.50%, 8/15/50	115,000	63,382
Entergy Louisiana LLC, 4.00%, 3/15/33	230,000	214,511
Eversource Energy,
(5Y U.S. Treasury CMT + 2.52%), 6.10%, 8/15/56(m)	164,000	163,081
(5Y U.S. Treasury CMT + 2.33%), 6.35%, 8/15/56(m)	100,000	99,518

FirstEnergy Corp., 3.40%, 3/01/50	79,000	51,284
FirstEnergy Transmission LLC, 5.45%, 7/15/44(b)	79,000	72,317
Florida Power & Light Co., 4.13%, 2/01/42	228,000	187,212
Georgia Power Co., 3.70%, 1/30/50	29,000	20,402
Liberty Utilities Co., 5.65%, 5/15/36(b)(k)	150,000	145,600
MidAmerican Energy Co., 3.15%, 4/15/50	51,000	32,486
Nevada Power Co., 3.70%, 5/01/29(k)	42,000	40,887
NextEra Energy Capital Holdings, Inc.,
(5Y U.S. Treasury CMT + 2.05%), 6.38%, 8/15/55(k)(m)	307,000	308,198
(5Y U.S. Treasury CMT + 1.69%), 6.63%, 10/01/66(m)	75,000	73,048
(5Y U.S. Treasury CMT + 2.55%), 3.80%, 3/15/82(m)	50,000	49,326
NRG Energy, Inc.,
2.45%, 12/02/27(b)	350,000	339,350
3.38%, 2/15/29(b)	100,000	94,909
7.00%, 3/15/33(b)	128,000	136,266

Ohio Power Co., 4.00%, 6/01/49	47,000	34,169
Pacific Gas and Electric Co.,
5.20%, 5/01/36	20,000	19,031

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
4.50%, 7/01/40	$26,000	$21,843
4.75%, 2/15/44	281,000	229,917
4.30%, 3/15/45	22,000	16,737
4.25%, 3/15/46	215,000	160,746
4.00%, 12/01/46	91,000	65,247
4.95%, 7/01/50	148,000	119,402
3.50%, 8/01/50	401,000	256,538
5.25%, 3/01/52	152,000	126,344
6.75%, 1/15/53	256,000	259,077
5.90%, 10/01/54	205,000	185,538
6.15%, 3/01/55	256,000	239,736
6.10%, 10/15/55	389,000	362,665
6.00%, 5/01/56	501,000	461,205

PacifiCorp, (5Y U.S. Treasury CMT + 3.32%), 7.38%, 9/15/55(m)	165,000	164,107
PECO Energy Co., 4.88%, 9/15/35	41,000	39,760
PG&E Corp.,
5.25%, 7/01/30	360,000	354,038
(5Y U.S. Treasury CMT + 3.88%), 7.38%, 3/15/55(m)	192,000	194,960
(5Y U.S. Treasury CMT + 3.23%), 6.85%, 9/15/56(m)	236,000	233,538

Pinnacle West Capital Corp., 5.15%, 5/15/30	194,000	194,782
Public Service Co. of Colorado, 1.88%, 6/15/31	27,000	23,391
Sempra, (5Y U.S. Treasury CMT + 2.35%), 6.63%, 4/01/55(k)(m)	251,000	252,030
Sierra Pacific Power Co.,
(5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(m)	100,000	98,101
(5Y U.S. Treasury CMT + 2.64%), 6.38%, 9/15/56(m)	400,000	397,768
Southern (The) Co.,
5.70%, 10/15/32	143,000	147,154
(5Y U.S. Treasury CMT + 1.99%), 6.00%, 4/01/58(m)	525,000	519,689

Southern California Edison Co., 5.70%, 3/01/53	160,000	141,939
Southwestern Public Service Co., 3.70%, 8/15/47	1,150,000	826,867
Tennessee Valley Authority,
5.25%, 2/01/55	175,000	164,375
	Par(a)	Value
Electric Utilities (Continued)
Tennessee Valley Authority,
4.25%, 9/15/65	$3,950,000	$3,040,270

Vistra Operations Co. LLC, 6.00%, 4/15/34(b)	166,000	167,536
WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(m)	150,000	147,759
Xcel Energy, Inc., (5Y U.S. Treasury CMT + 2.17%), 5.75%, 12/03/56(m)	100,000	98,071
XPLR Infrastructure Operating Partners L.P., 8.63%, 3/15/33(b)	110,000	117,522
		14,438,314
Electric, Gas Marketing & Trading – 0.1%
Evergy Metro, Inc., 5.13%, 8/15/35	875,000	852,257
Electrical Equipment – 0.0%(d)
Solaris Energy Infrastructure LLC, 6.38%, 5/15/31(b)	8,000	7,859
Energy – 0.0%(d)
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/29(b)	100,000	103,750
Engineering & Construction – 0.0%(d)
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(b)(k)	500,000	339,586
Entertainment Content – 0.1%
Discovery Communications LLC, 3.95%, 3/20/28	714,000	701,502
NBCUniversal Media LLC, 5.95%, 4/01/41	142,000	146,086
Univision Communications, Inc., 8.88%, 4/15/33(b)	100,000	96,822
		944,410
Food – 0.0%(d)
Post Holdings, Inc., 6.50%, 3/15/36(b)	100,000	97,539
Gas & Water Utilities – 0.1%
Hope Gas Holdings LLC,
6.18%, 9/01/37(g)	100,000	99,170
6.18%, 9/01/37(g)	200,000	198,340

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Gas & Water Utilities (Continued)

NiSource, Inc., (5Y U.S. Treasury CMT + 2.04%), 5.75%, 7/15/56(k)(m)	$150,000	$147,739
Spire, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.25%, 6/01/56(m)	225,000	222,624
		667,873
Health Care Facilities & Services – 0.4%
Acadia Healthcare Co., Inc., 7.38%, 3/15/33(b)	106,000	109,312
Centene Corp., 2.50%, 3/01/31	85,000	73,906
CHS/Community Health Systems, Inc., 9.75%, 1/15/34(b)(k)	100,000	101,306
Cigna Group (The),
2.40%, 3/15/30	96,000	88,086
3.20%, 3/15/40	35,000	26,491
CVS Health Corp.,
4.88%, 7/20/35	274,000	260,116
6.20%, 9/15/55(k)	50,000	48,696

DaVita, Inc., 4.63%, 6/01/30(b)	101,000	97,357
Elevance Health, Inc.,
2.88%, 9/15/29	100,000	94,376
4.38%, 12/01/47	15,000	11,720
HCA, Inc.,
5.45%, 4/01/31	171,000	173,154
7.50%, 11/06/33	15,000	16,670
5.60%, 4/01/34	18,000	18,099
5.45%, 9/15/34	65,000	64,560
5.75%, 3/01/35	115,000	115,952
3.50%, 7/15/51	108,000	68,910
5.90%, 6/01/53	88,000	81,266
6.20%, 3/01/55	96,000	92,650
6.10%, 4/01/64(k)	79,000	73,976
Highmark, Inc.,
2.55%, 5/10/31(b)	390,000	345,293
5.75%, 5/15/36(b)	150,000	147,231

HORSESHOE FUNDING TRUST II, 6.89%, 11/15/55(b)	125,000	124,668
Humana, Inc., (5Y U.S. Treasury CMT + 2.89%), 6.63%, 9/15/56(m)	250,000	245,993
Icon Investments Six DAC, 5.85%, 5/08/29	200,000	204,055
IQVIA, Inc., 6.25%, 6/01/32(b)	700,000	709,003
Tenet Healthcare Corp., 4.63%, 6/15/28	100,000	99,003
	Par(a)	Value
Health Care Facilities & Services (Continued)

UnitedHealth Group, Inc., 3.50%, 8/15/39	$45,000	$36,036
Universal Health Services, Inc., 2.65%, 10/15/30	370,000	331,167
		3,859,052
Home & Office Products – 0.0%(d)
HNI Corp., 5.13%, 1/18/29(b)	250,000	245,790
Household Products – 0.0%(d)
Edgewell Personal Care Co., 4.13%, 4/01/29(b)	100,000	96,225
Industrial Support Services – 0.0%(d)
EquipmentShare.com, Inc., 8.63%, 5/15/32(b)(k)	100,000	102,273
Herc Holdings, Inc., 6.63%, 6/15/29(b)(k)	100,000	101,793
		204,066
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp., (5Y U.S. Treasury CMT + 2.27%), 5.95%, 12/20/30(l)(m)	880,000	882,596
Citadel Securities Global Holdings LLC,
6.20%, 6/18/35(b)	250,000	251,432
5.75%, 3/27/36(b)	450,000	438,203

Citigroup Global Markets Holdings, Inc., 0.00%, 6/17/29(b)(c)(g)(h)	253,000	253,000
Evercore, Inc., 5.47%, 7/24/32(g)	800,000	780,880
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(m)	17,000	16,948
(SOFR + 1.32%), 4.94%, 4/23/28(m)	73,000	73,144
(5Y U.S. Treasury CMT + 2.18%), 6.50%, 8/10/31(l)(m)	950,000	942,861
(SOFR + 1.26%), 2.65%, 10/21/32(m)	128,000	112,456
(SOFR + 1.38%), 5.54%, 1/28/36(m)	81,000	80,383
(SOFR + 1.31%), 5.43%, 6/03/37(m)	125,000	122,116
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(m)	437,000	413,948
(SOFR + 1.47%), 2.91%, 7/21/42(m)	124,000	86,079

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Institutional Financial Services (Continued)
GS Finance Corp.,
5.95%, 1/15/31(c)		$840,000	$777,249
6.11%, 2/17/31(c)		227,000	214,954
7.35%, 2/17/31(c)		470,000	447,000
6.70%, 5/14/31(b)(c)(g)	EUR	267,000	308,538

Jefferies Financial Group, Inc., 6.20%, 4/14/34		800,000	807,237
Lazard Group LLC, 5.63%, 8/01/35		456,000	449,436
Morgan Stanley,
(SOFR + 1.22%), 5.04%, 7/19/30(m)		47,000	47,106
(SOFR + 3.12%), 3.62%, 4/01/31(m)		100,000	95,195
(SOFR + 2.05%), 6.63%, 11/01/34(m)		61,000	64,970
(SOFR + 1.58%), 5.83%, 4/19/35(m)		320,000	325,940
(SOFR + 1.36%), 2.48%, 9/16/36(m)		47,000	40,339
(SOFR + 1.18%), 5.07%, 1/30/37(m)		81,000	77,714
(5Y U.S. Treasury CMT + 1.80%), 5.94%, 2/07/39(m)		160,000	161,181
(5Y U.S. Treasury CMT + 1.17%), 5.31%, 1/18/41(m)		175,000	165,854
(SOFR + 1.49%), 3.22%, 4/22/42(m)		38,000	27,931

Morgan Stanley Finance LLC, 0.00%, 5/08/31(b)(c)(g)(h)	EUR	435,000	492,215
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(b)(g)		258,000	258,000
Thor FinanceCo LLC, 5.22%, 10/30/30(g)		300,000	295,956
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)		520,000	539,206
			10,050,067
Insurance – 1.7%
200 Park Funding Trust, 5.74%, 2/15/55(b)		500,000	470,058
Accident Fund Insurance Co. of America, 8.50%, 8/01/32(b)		360,000	359,526
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10/01/32(b)(k)		100,000	100,561
American National Global Funding, 5.25%, 6/03/30(b)		350,000	347,487
	Par(a)	Value
Insurance (Continued)
American National Group, Inc.,
6.00%, 7/15/35(k)	$75,000	$73,193
(5Y U.S. Treasury CMT + 3.18%), 7.00%, 12/01/55(k)(m)	275,000	264,559

Americo Life, Inc., 3.45%, 4/15/31(b)	370,000	329,455
AmFam Holdings, Inc.,
2.81%, 3/11/31(b)	390,000	342,669
3.83%, 3/11/51(b)	200,000	134,857

AmWINS Group, Inc., 4.88%, 6/30/29(b)(k)	100,000	96,256
Assured Guaranty U.S. Holdings, Inc., 3.60%, 9/15/51	500,000	332,186
Athene Global Funding, 5.03%, 7/17/30(b)	500,000	492,953
Beacon Funding Trust, 6.27%, 8/15/54(b)	340,000	330,787
Belrose Funding Trust II, 6.79%, 5/15/55(b)	320,000	318,103
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	93,000	55,973
CNO Financial Group, Inc., 6.45%, 6/15/34	320,000	328,776
Constellation Global Funding, 5.70%, 8/05/31(b)	750,000	747,881
Corebridge Financial, Inc.,
(5Y U.S. Treasury CMT + 3.18%), 6.88%, 12/01/30(k)(l)(m)	18,000	18,405
(5Y U.S. Treasury CMT + 3.85%), 6.88%, 12/15/52(m)	100,000	101,149

Corebridge Life Holdings, Inc., 8.13%, 3/15/46(b)	270,000	319,046
DaVinciRe Holdings Ltd., 5.95%, 4/15/35(b)	320,000	324,146
Enstar Group Ltd.,
(SOFR + 2.54%), 6.69%, 7/15/37(b)(m)	225,000	219,719
(5Y U.S. Treasury CMT + 3.19%), 7.50%, 4/01/45(b)(m)	320,000	333,366

Equitable Holdings, Inc., (5Y U.S. Treasury CMT + 2.39%), 6.70%, 3/28/55(k)(m)	410,000	416,339
Farmers Insurance Exchange, (10Y U.S. Treasury CMT + 3.86%), 7.00%, 10/15/64(b)(m)	330,000	329,187

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Insurance (Continued)

Fortitude Global Funding, 5.50%, 6/12/31(b)	$275,000	$273,760
Fortitude Group Holdings LLC, 6.25%, 4/01/30(b)	320,000	325,932
GA Global Funding Trust,
4.50%, 9/18/30(b)	150,000	144,140
5.50%, 7/17/31(b)	500,000	496,493
Global Atlantic Fin Co.,
(5Y U.S. Treasury CMT + 3.61%), 7.95%, 10/15/54(b)(m)	25,000	25,022
(5Y U.S. Treasury CMT + 3.55%), 7.25%, 3/01/56(b)(m)	515,000	494,774

Globe Life, Inc., 5.85%, 9/15/34	320,000	324,313
Grand River Funding Trust I, 6.31%, 2/15/36(b)	150,000	147,353
Grand River Funding Trust II, 7.28%, 2/15/56(b)	300,000	296,935
Hanover Insurance Group (The), Inc., 5.50%, 9/01/35	110,000	108,294
Jackson National Life Global Funding, 4.70%, 6/05/28(b)	748,000	744,310
Lincoln National Corp., (5Y U.S. Treasury CMT + 2.40%), 6.80%, 7/15/56(k)(m)	300,000	296,539
Loews Corp., 4.94%, 4/01/36	210,000	200,721
Maple Grove Funding Trust I, 4.16%, 8/15/51(b)	700,000	485,752
Marsh & McLennan Cos., Inc., 4.55%, 11/08/27	178,000	178,022
MetLife, Inc.,
(5Y U.S. Treasury CMT + 2.08%), 6.35%, 3/15/55(m)	480,000	486,914
(5Y U.S. Treasury CMT + 1.82%), 5.85%, 3/15/56(k)(m)	125,000	121,866

Mutual of Omaha Insurance Co., (10Y U.S. Treasury CMT + 2.95%), 6.14%, 1/16/64(b)(m)	330,000	328,290
Nassau Cos. of New York (The), 7.88%, 7/15/30(b)(j)	141,000	132,700
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(b)	650,000	477,049
Old Republic International Corp., 5.70%, 6/01/36	317,000	311,607
		Par(a)	Value
Insurance (Continued)

Omnis Funding Trust, 6.72%, 5/15/55(b)		$400,000	$400,444
PartnerRe Finance B LLC, (5Y U.S. Treasury CMT + 3.82%), 4.50%, 10/01/50(m)		590,000	562,095
Penn Mutual Life Insurance (The) Co., 3.80%, 4/29/61(b)(k)		510,000	325,576
Prudential Financial, Inc.,
(5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(m)		360,000	332,337
(5Y U.S. Treasury CMT + 2.40%), 6.50%, 3/15/54(m)		100,000	102,307
(5Y U.S. Treasury CMT + 1.78%), 6.25%, 6/15/56(m)		25,000	24,765

Reinsurance Group of America, Inc., (5Y U.S. Treasury CMT + 2.34%), 6.38%, 9/15/56(m)		295,000	287,861
Symetra Life Insurance Co., 6.55%, 10/01/55(b)		150,000	147,328
Trustage Financial Group, Inc., 4.63%, 4/15/32(b)		350,000	337,837
			16,107,973
Internet Media & Services – 0.4%
Alphabet, Inc.,
3.70%, 2/15/29		89,000	87,173
4.50%, 5/11/45	EUR	160,000	180,099
5.65%, 2/15/56(k)		44,000	40,637
4.80%, 5/11/63	EUR	100,000	109,860
4.38%, 11/06/64	EUR	100,000	101,965
5.75%, 2/15/66		76,000	68,935
5.70%, 11/15/75		423,000	374,763

Beignet Investor LLC, 6.58%, 5/30/49(b)		901,000	873,487
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(b)		100,000	93,564
Meta Platforms, Inc.,
6.30%, 5/15/56(k)		606,000	556,138
5.75%, 5/15/63		96,000	79,645

Sopaipilla Investor LLC, 7.53%, 11/30/48(b)		850,000	881,011
			3,447,277
IT Services – 0.3%
Accenture Capital, Inc., 5.60%, 7/10/36		200,000	198,654
Booz Allen Hamilton, Inc., 5.90%, 1/30/34		125,000	123,621

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
IT Services (Continued)
Gartner, Inc.,
4.50%, 7/01/28(b)	$659,000	$647,973
3.63%, 6/15/29(b)	196,000	184,784

QTS Thunder Managing Issuer LLC, 5.42%, 8/21/32(g)	1,625,000	1,589,494
		2,744,526
Leisure Facilities & Services – 0.2%
Caesars Entertainment, Inc., 6.00%, 10/15/32(b)	100,000	87,706
Churchill Downs, Inc., 5.75%, 4/01/30(b)	100,000	99,704
Hilton Domestic Operating Co., Inc., 5.50%, 9/15/31(b)	125,000	123,850
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.88%, 7/01/31(b)(k)	100,000	92,492
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(k)	100,000	99,485
Marriott International, Inc., 5.10%, 5/01/38	150,000	140,658
McDonald’s Corp., 5.20%, 5/17/34	169,000	169,458
NCL Corp. Ltd., 6.75%, 2/01/32(b)(k)	100,000	98,016
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/16/29	200,000	179,958
Royal Caribbean Cruises Ltd., 5.25%, 2/27/38	200,000	187,853
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 5/01/32(b)(k)	900,000	906,115
		2,185,295
Leisure Products – 0.0%(d)
Polaris, Inc.,
6.95%, 3/15/29(k)	310,000	322,837
5.60%, 3/01/31(k)	100,000	99,394
		422,231
	Par(a)	Value
Machinery – 0.0%(d)
Flowserve Corp., 5.70%, 5/15/36	$275,000	$268,830
John Deere Capital Corp., 4.90%, 3/07/31	96,000	96,344
		365,174
Medical Equipment & Devices – 0.0%(d)
Abbott Laboratories,
4.75%, 3/15/38	51,000	47,969
5.50%, 3/15/56	225,000	209,690
		257,659
Oil & Gas Supply Chain – 2.8%
Antero Resources Corp.,
5.38%, 3/01/30(b)	862,000	863,472
5.40%, 2/01/36	646,000	621,561
APA Corp.,
5.10%, 9/01/40	468,000	421,334
6.75%, 2/15/55	152,000	151,962

BP Capital Markets America, Inc., 2.72%, 1/12/32	104,000	92,695
BP Capital Markets PLC, (5Y U.S. Treasury CMT + 1.92%), 6.13%, 3/18/35(l)(m)	830,000	831,390
Cameron LNG LLC, 3.40%, 1/15/38(b)	147,000	126,318
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	521,000	437,096
Cheniere Energy Partners L.P.,
3.25%, 1/31/32	48,000	43,428
5.35%, 11/30/36(b)	135,000	131,336
6.05%, 11/30/56(b)	165,000	158,437

Cheniere Energy, Inc., 5.65%, 4/15/34	53,000	53,518
CNX Resources Corp., 7.25%, 3/01/32(b)	145,000	149,117
Comstock Resources, Inc., 6.75%, 3/01/29(b)(k)	100,000	98,484
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	60,000	62,270
Devon Energy Corp., 5.75%, 9/15/54(k)	691,000	636,770
Diamondback Energy, Inc.,
3.50%, 12/01/29	1,017,000	975,833
3.13%, 3/24/31	566,000	521,898
6.25%, 3/15/53	218,000	216,213
5.75%, 4/18/54	943,000	877,436
5.90%, 4/18/64	212,000	196,962

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

DT Midstream, Inc., 5.80%, 12/15/34(b)	$360,000	$360,552
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	46,000	41,925
Energy Transfer L.P.,
4.15%, 9/15/29	19,000	18,598
5.35%, 5/15/45	22,000	19,226
5.95%, 5/15/54	11,000	10,103
6.20%, 4/01/55	340,000	322,377

Enterprise Products Operating LLC, 5.70%, 2/15/42	123,000	120,127
EQT Corp.,
3.90%, 10/01/27	236,000	233,799
5.70%, 4/01/28(k)	390,000	395,432
5.50%, 7/15/28	31,000	31,066
5.00%, 1/15/29	674,000	675,795
4.50%, 1/15/29	349,000	344,533
7.00%, 2/01/30	483,000	509,369
7.50%, 6/01/30	1,057,000	1,132,980
4.75%, 1/15/31	1,681,000	1,652,665
3.63%, 5/15/31(b)	1,108,000	1,028,415
Expand Energy Corp.,
5.38%, 3/15/30	219,000	219,632
4.75%, 2/01/32	86,000	83,347
5.70%, 1/15/35	1,018,000	1,012,628

Exxon Mobil Corp., 4.11%, 3/01/46	113,000	89,511
Genesis Energy L.P./Genesis Energy Finance Corp., 6.75%, 3/15/34	112,000	111,707
Gulfstream Natural Gas System LLC, 5.60%, 7/23/35(b)	325,000	323,486
HF Sinclair Corp.,
5.50%, 9/01/32	200,000	200,030
6.25%, 1/15/35	330,000	338,549

Kinder Morgan Energy Partners L.P., 4.70%, 11/01/42	205,000	173,393
Kinder Morgan, Inc., 5.30%, 12/01/34	15,000	14,812
Midwest Connector Capital Co. LLC, 4.63%, 4/01/29(b)	330,000	326,462
MPLX L.P.,
5.40%, 9/15/35(k)	525,000	514,580
4.95%, 3/14/52	30,000	24,281
6.20%, 9/15/55(k)	325,000	311,567

NGPL PipeCo LLC, 3.25%, 7/15/31(b)	146,000	133,318
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Occidental Petroleum Corp.,
8.88%, 7/15/30	$100,000	$111,462
6.45%, 9/15/36	145,000	152,614
6.60%, 3/15/46	250,000	255,306
ONEOK, Inc.,
5.40%, 10/15/35(k)	275,000	269,256
7.15%, 1/15/51	300,000	320,273
6.25%, 10/15/55(k)	275,000	263,990

Ovintiv, Inc., 7.10%, 7/15/53	118,000	126,324
Permian Resources Operating LLC,
7.00%, 1/15/32(b)	756,000	782,610
6.25%, 2/01/33(b)	730,000	743,098
Phillips 66 Co.,
(5Y U.S. Treasury CMT + 2.28%), 5.88%, 3/15/56(m)	187,000	184,764
(5Y U.S. Treasury CMT + 2.17%), 6.20%, 3/15/56(k)(m)	50,000	49,751

Plains All American Pipeline L.P./PAA Finance Corp., 5.60%, 1/15/36(k)	375,000	369,370
Rockies Express Pipeline LLC, 6.88%, 4/15/40(b)	400,000	402,275
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	229,385	236,736
SM Energy Co., 8.63%, 11/01/30(b)	100,000	104,974
Sunoco L.P., 6.63%, 8/15/32(b)	100,000	100,951
Targa Resources Corp.,
5.65%, 2/15/36(k)	350,000	349,210
5.40%, 7/30/36	250,000	243,611
6.05%, 5/15/56	125,000	117,717
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	306,000	327,548
9.88%, 2/01/32(b)	101,000	107,532
6.63%, 6/15/36(b)(k)	204,000	199,933

Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(b)	212,000	221,900
Viper Energy Partners LLC,
4.90%, 8/01/30	468,000	461,916
5.70%, 8/01/35	939,000	933,173

Williams (The) Cos., Inc., 5.30%, 8/15/28	153,000	154,622
		26,032,711

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Oil, Gas Services & Equipment – 0.0%(d)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 3/11/29		$30,000	$29,485
3.81%, 3/11/34	EUR	100,000	113,813
5.85%, 6/15/56		175,000	165,217
			308,515
Publishing & Broadcasting – 0.0%(d)
McGraw-Hill Education, Inc., 7.38%, 9/01/31(b)(k)		100,000	101,264
Real Estate Investment Trusts – 0.3%
Equinix, Inc.,
2.50%, 5/15/31		47,000	41,579
3.90%, 4/15/32		46,000	42,731
5.80%, 8/15/36		325,000	321,756
Extra Space Storage L.P.,
4.00%, 6/15/29		17,000	16,584
5.50%, 7/01/30		37,000	37,493
GLP Capital L.P./GLP Financing II, Inc.,
4.00%, 1/15/31		350,000	327,821
5.25%, 2/15/33		210,000	202,674
5.63%, 3/01/36		530,000	508,184

Host Hotels & Resorts L.P., 5.70%, 7/01/34		406,000	405,694
Iron Mountain, Inc., 5.25%, 7/15/30(b)		100,000	97,721
Safehold GL Holdings LLC, 5.65%, 1/15/35		330,000	327,093
Service Properties Trust, 4.38%, 2/15/30(k)		109,000	98,754
Store Capital LLC, 2.75%, 11/18/30		98,000	87,823
VICI Properties L.P./VICI Note Co., Inc., 3.88%, 2/15/29(b)(k)		261,000	253,096
			2,769,003
Real Estate Investment Trusts – 0.1%
Prime Property Fund LLC, 5.81%, 7/15/35(g)		400,000	397,936
Prologis Targeted U.S. Logistics Fund L.P., 4.63%, 3/15/33(b)		200,000	191,133
			589,069
Real Estate Services – 0.0%(d)
CoStar Group, Inc., 2.80%, 7/15/30(b)		115,000	103,113
Renewable Energy – 0.1%
MN8 Portfolio IV LLC, 6.31%, 6/30/45(g)		865,178	863,128
	Par(a)	Value
Retail - Consumer Staples – 0.0%(d)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29(b)	$109,000	$102,584
Walmart, Inc., 5.25%, 9/01/35	211,000	213,639
		316,223
Retail - Discretionary – 0.0%(d)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31(b)(k)	100,000	99,848
Bath & Body Works, Inc., 6.63%, 10/01/30(b)	100,000	101,617
Lowe’s Cos., Inc., 4.45%, 4/01/62	100,000	73,259
		274,724
Semiconductors – 0.3%
Broadcom, Inc.,
5.15%, 11/15/31	38,000	37,888
3.42%, 4/15/33	141,000	124,468

Entegris, Inc., 4.75%, 4/15/29(b)	540,000	530,990
Foundry JV Holdco LLC,
6.20%, 1/25/37(b)	625,000	639,189
6.40%, 1/25/38(b)	200,000	206,545
Intel Corp.,
2.80%, 8/12/41	38,000	25,477
4.95%, 3/25/60	100,000	77,698

NVIDIA Corp., 4.95%, 6/15/36(k)	830,000	794,159
QUALCOMM, Inc., 4.50%, 5/20/30	51,000	50,527
		2,486,941
Software – 0.5%
Atlassian Corp., 5.50%, 5/15/34	320,000	312,338
Cloud Software Group LLC, 6.63%, 8/15/33(b)	100,000	87,185
CoreWeave, Inc., 9.75%, 10/01/31(b)	133,000	120,679
Gen Digital, Inc., 7.13%, 9/30/30(b)	100,000	101,519
Microsoft Corp.,
3.75%, 2/12/45	100,000	76,182
2.92%, 3/17/52	47,000	28,104
Oracle Corp.,
4.80%, 9/26/32	175,000	161,070
5.35%, 5/04/33	1,179,000	1,107,938
5.70%, 2/04/36	64,000	59,249
5.88%, 9/26/45	177,000	145,234

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Software (Continued)
Oracle Corp.,
6.00%, 8/03/55		$226,000	$181,232
5.95%, 9/26/55		841,000	668,207
6.70%, 2/04/56		163,000	143,727
4.10%, 3/25/61(k)		64,000	37,398
5.50%, 9/27/64		144,000	104,020
6.13%, 8/03/65		119,000	94,088
6.10%, 9/26/65(k)		303,000	238,090
Salesforce, Inc.,
4.50%, 3/15/28		225,000	224,484
4.90%, 9/15/31		78,000	76,864
5.20%, 3/15/33(k)		435,000	429,656
5.55%, 3/15/36		215,000	209,653
			4,606,917
Sovereign Agencies – 0.0%(d)
CoBank ACB, (5Y U.S. Treasury CMT + 2.62%), 6.75%, 7/01/31(l)(m)		300,000	301,669
Specialty Finance – 0.5%
American Express Co., (SOFR + 1.24%), 4.80%, 10/24/36(m)		17,000	16,111
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(b)		409,043	394,560
Broadridge Financial Solutions, Inc., 5.75%, 5/15/36		60,000	59,111
Capital One Financial Corp.,
3.80%, 1/31/28		106,000	104,596
(SOFR + 2.26%), 6.05%, 2/01/35(m)		320,000	327,006
(SOFR + 1.63%), 5.20%, 9/11/36(m)		150,000	143,589

Fidelity National Information Services, Inc., 4.45%, 3/10/28		45,000	44,757
First American Financial Corp., 4.00%, 5/15/30		460,000	439,929
Fiserv, Inc., 4.25%, 6/23/34	EUR	100,000	112,211
Flourishing Trade & Investment Ltd., 11.04%, 4/01/30(b)(g)		474,306	487,966
FTAI Aviation Investors LLC, 7.88%, 12/01/30(b)		100,000	104,192
Global Payments, Inc.,
4.88%, 11/15/30		150,000	145,907
5.20%, 11/15/32		105,000	101,362
	Par(a)	Value
Specialty Finance (Continued)
Global Payments, Inc.,
5.40%, 3/15/33	$170,000	$165,299
5.55%, 11/15/35	125,000	119,047

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(b)	483,000	466,962
MSCI, Inc.,
3.63%, 9/01/30(b)	152,000	142,629
3.88%, 2/15/31(b)	88,000	82,563
5.25%, 9/01/35	28,000	26,869
5.15%, 3/15/36	65,000	61,677

PennyMac Financial Services, Inc., 6.75%, 2/15/34(b)(k)	251,000	232,809
Rocket Cos, Inc., 6.38%, 8/01/33(b)	251,000	252,491
Stewart Information Services Corp., 3.60%, 11/15/31	370,000	325,130
Synchrony Financial, 2.88%, 10/28/31	13,000	11,378
United Wholesale Mortgage LLC, 5.50%, 4/15/29(b)	570,000	532,341
Verisk Analytics, Inc., 4.45%, 3/15/31(k)	15,000	14,567
		4,915,059
Steel – 0.0%(d)
United States Steel Corp., 5.70%, 8/01/36(b)	200,000	195,908
Technology Hardware – 0.1%
Apple, Inc.,
2.38%, 2/08/41	102,000	69,886
3.85%, 5/04/43(k)	344,000	273,304
3.85%, 8/04/46	32,000	24,250
2.65%, 2/08/51	150,000	85,981
2.55%, 8/20/60(k)	77,000	38,780

Cisco Systems, Inc., 4.55%, 2/24/28	153,000	153,318
Dell International LLC/EMC Corp., 4.50%, 2/15/31	57,000	55,556
		701,075
Telecommunications – 0.4%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	100,000	106,276
AT&T, Inc.,
4.30%, 2/15/30(b)	105,000	102,727
5.85%, 4/30/46	275,000	250,276
5.45%, 3/01/47	28,000	24,467
6.00%, 4/30/56(k)	46,000	41,314
6.20%, 10/30/56(k)	175,000	161,979

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Telecommunications (Continued)

HUT 8 DC LLC, 6.19%, 11/15/42(b)	$475,000	$461,832
Level 3 Financing, Inc.,
8.50%, 1/15/36(b)(k)	100,000	104,038
7.50%, 2/15/37(b)	3,000	2,980

QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(b)	300,000	274,325
RD Michigan Property Owner I LLC, 7.50%, 3/30/45(b)	495,000	479,743
T-Mobile U.S.A., Inc., 3.60%, 11/15/60	658,000	393,354
Verizon Communications, Inc.,
7.75%, 12/01/30	27,000	29,886
4.75%, 1/15/33(k)	136,000	131,733
4.78%, 2/15/35	36,000	34,012
5.75%, 11/30/45(k)	225,000	207,857
4.52%, 9/15/48	587,000	455,568
(5Y U.S. Treasury CMT + 2.04%), 6.20%, 5/14/56(k)(m)	250,000	244,664
(5Y U.S. Treasury CMT + 1.81%), 6.05%, 5/14/58(m)	200,000	196,666

Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	100,000	104,103
		3,807,800
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
4.45%, 5/06/50	430,000	323,499
6.20%, 2/14/59	158,000	149,770

Philip Morris International, Inc., 3.13%, 8/17/27(k)	78,000	77,084
		550,353
Transportation & Logistics – 0.3%
Aitx Finco LLC,
5.38%, 10/23/30(g)	300,000	296,670
5.67%, 10/23/32(g)	400,000	396,040

American Airlines Pass Through Trust, Series 2026-2, Class 2A, 5.70%, 8/20/40(e)	550,000	549,195
American Airlines, Inc./Aadvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	96,250	95,721
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)(k)	390,000	378,181
		Par(a)	Value
Transportation & Logistics (Continued)

Burlington Northern Santa Fe LLC, 5.15%, 9/01/43		$100,000	$92,359
GXO Logistics, Inc., 6.25%, 5/06/29		320,000	329,285
Union Pacific Corp.,
3.70%, 3/01/29		191,000	186,834
4.05%, 3/01/46		10,000	7,757

United Airlines Pass Through Trust, Series 2023-1, Class A, 5.80%, 1/15/36		302,017	307,836
United Parcel Service, Inc., 5.25%, 5/14/35(k)		75,000	75,149
			2,715,027
Total Corporate Bonds (Cost $137,823,007)			135,712,685

Foreign Government Inflation-Linked Bonds – 0.0%(d)
Sovereign Government – 0.0%(d)
Argentina Treasury Bond BONCER, 0.00%, 9/29/28(h)	ARS	16,348,000	10,405
Republic of Poland Government Bond,
1.75%, 8/25/31	PLN	62,000	16,061
2.00%, 8/25/36	PLN	76,000	18,348
Total Foreign Government Inflation-Linked Bonds (Cost $47,705)			44,814

Foreign Issuer Bonds – 4.4%
Argentina – 0.0%(d)
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(h)	ARS	9,691,000	17,702
Argentine Republic Government International Bond,
1.00%, 7/09/29		540	483
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(f)		2,790	2,205
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(f)		21,000	15,519

Telecom Argentina S.A., 9.25%, 5/28/33(b)		2,000	2,143
Vista Energy Argentina S.A.U., 7.63%, 12/10/35(b)		16,000	16,736
			54,788

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Australia – 0.7%
APA Infrastructure Ltd., (3M Australian BBSW + 2.00%), 6.55%, 4/28/56(c)	AUD	370,000	$264,018
AusNet Services Holdings Pty. Ltd., (3M Australian BBSW + 1.77%), 6.50%, 2/04/56(m)	AUD	100,000	69,204
Australia & New Zealand Banking Group Ltd.,
(5Y U.S. Treasury CMT + 1.70%), 2.57%, 11/25/35(b)(m)		$380,000	338,107
(1Y U.S. Treasury CMT + 1.35%), 5.82%, 6/18/36(b)(m)		450,000	449,224

Australia Government Bond, 4.25%, 3/21/36	AUD	3,345,000	2,231,387
Commonwealth Bank of Australia, (1Y U.S. Treasury CMT + 1.32%), 5.93%, 3/14/46(b)(k)(m)		350,000	339,902
Macquarie Bank Ltd., (1Y U.S. Treasury CMT + 1.45%), 5.64%, 8/13/36(b)(k)(m)		950,000	929,282
Macquarie Group Ltd., (SOFR + 1.53%), 2.87%, 1/14/33(b)(m)		63,000	55,688
Mineral Resources Ltd., 7.00%, 4/01/31(b)		100,000	102,907
National Australia Bank Ltd., (1Y U.S. Treasury CMT + 1.30%), 5.90%, 1/14/36(b)(m)		810,000	814,118
Rio Tinto Finance U.S.A. PLC, 5.00%, 3/09/33		71,000	70,427
Tabcorp Finance Pty. Ltd., 5.99%, 5/28/31	AUD	250,000	171,786
Westpac Banking Corp., 3.13%, 11/18/41		470,000	336,993
			6,173,043
Barbados – 0.0%(d)
Barbados Government International Bond, 8.00%, 6/26/35(b)		15,000	15,863
Belgium – 0.0%(d)
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/01/36		151,000	143,633
Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42		52,000	47,405
			191,038
		Par(a)	Value
Brazil – 0.0%(d)
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	431,000	$73,778
Raizen Fuels Finance S.A., 6.45%, 3/05/34		$307,000	163,861
Samarco Mineracao S.A.,
(100% Cash), 9.50%, 6/30/31(k)		124,128	125,069
9.50%, 6/30/31(b)(n)		101	102

Vale Overseas Ltd., 6.40%, 6/28/54		8,000	7,930
			370,740
Canada – 0.5%
1011778 B.C. ULC/New Red Finance, Inc., 4.38%, 1/15/28(b)		100,000	98,593
Air Canada, 4.63%, 8/15/29	CAD	480,000	344,887
Ascot Group Ltd., (5Y U.S. Treasury CMT + 2.38%), 6.35%, 6/15/35(b)(m)		320,000	319,504
Brookfield Finance, Inc.,
5.33%, 1/15/36(k)		175,000	168,790
3.63%, 2/15/52		490,000	322,950

Canadian Pacific Railway Co., 4.00%, 6/01/28(k)		174,000	172,307
Enbridge, Inc., (5Y U.S. Treasury CMT + 2.97%), 7.20%, 6/27/54(m)		100,000	105,297
Fairfax Financial Holdings Ltd., 5.75%, 5/20/35		320,000	321,263
Open Text Holdings, Inc., 4.13%, 12/01/31(b)		100,000	88,237
Rogers Communications, Inc.,
4.55%, 3/15/52		335,000	252,025
(5Y U.S. Treasury CMT + 2.84%), 6.88%, 7/31/56(m)		200,000	200,082
TELUS Corp.,
(5Y U.S. Treasury CMT + 2.71%), 7.00%, 10/15/55(m)		150,000	151,200
(5Y U.S. Treasury CMT + 2.77%), 6.63%, 10/15/55(m)		150,000	149,512
(5Y U.S. Treasury CMT + 2.52%), 6.63%, 6/09/56(m)		25,000	24,417
(5Y U.S. Treasury CMT + 2.69%), 6.38%, 6/09/56(m)		325,000	320,838

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Canada (Continued)

Toronto-Dominion Bank (The), (5Y U.S. Treasury CMT + 1.50%), 5.15%, 9/10/34(m)		$267,000	$266,562
TransCanada PipeLines Ltd., (5Y U.S. Treasury CMT + 2.25%), 6.13%, 10/17/56(k)(m)		100,000	99,925
Triton Container International Ltd., 3.15%, 6/15/31(b)		380,000	340,869
Triton Container International Ltd./TAL International Container Corp., 5.15%, 2/15/33		240,000	232,224
WSP Global, Inc.,
5.04%, 9/18/31(b)(k)		200,000	196,999
5.71%, 9/18/36(b)		150,000	144,627
			4,321,108
Chile – 0.0%(d)
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 10/01/28(b)	CLP	75,000,000	80,880
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55(b)		300,000	307,185
WOM Mobile S.A., 11.00%, 4/01/31(b)		3,290	3,405
			391,470
Colombia – 0.1%
Colombian TES,
12.50%, 2/27/30	COP	150,100,000	47,442
7.75%, 9/18/30	COP	698,900,000	189,036
7.00%, 6/30/32	COP	89,800,000	22,432
13.25%, 2/09/33	COP	228,200,000	75,530
6.25%, 7/09/36	COP	193,800,000	41,565
7.25%, 10/26/50	COP	135,200,000	27,062
12.00%, 3/13/58	COP	110,900,000	34,860
Ecopetrol S.A.,
7.75%, 2/01/32		8,000	8,261
8.88%, 1/13/33		1,000	1,080

Gran Tierra Energy, Inc., 9.75%, 4/15/31(b)		200,000	179,340
SURA Asset Management S.A., 6.35%, 5/13/32(b)		297,000	308,256
			934,864
Czech Republic – 0.0%(d)
Czech Republic Government Bond, 4.00%, 4/04/44	CZK	1,120,000	45,596
		Par(a)	Value
Ecuador – 0.0%(d)
Amazon Conservation DAC, 6.03%, 1/16/42(b)		$200,000	$197,040
Ecuador Government International Bond, 6.90%, 7/31/35		21,286	19,136
			216,176
Egypt – 0.0%(d)
Egypt Government Bond,
24.46%, 10/01/27	EGP	2,060,000	39,536
24.44%, 8/05/28	EGP	500,000	10,075
23.38%, 8/26/28	EGP	1,438,000	28,543
			78,154
France – 0.3%
BNP Paribas S.A., (3M Euribor + 1.05%), 3.74%, 4/20/34(m)	EUR	300,000	339,147
BPCE S.A., (SOFR + 1.31%), 2.28%, 1/20/32(b)(m)		1,200,000	1,053,757
Credit Agricole S.A., (SOFR + 1.43%), 5.26%, 1/12/37(b)(m)		250,000	240,785
Electricite de France S.A., 6.13%, 4/22/56(b)		200,000	188,554
Engie S.A., (5Y AUD Swap Rate + 2.00%), 6.48%, 3/24/32(l)(m)	AUD	310,000	218,482
Societe Generale S.A., (SOFR + 1.60%), 5.40%, 4/10/37(b)(k)(m)		250,000	239,358
TotalEnergies Capital U.S.A. LLC, 4.57%, 1/13/33		10,000	9,698
Veolia Environnement S.A., (2.08% - 5Y EUR Swap Rate), 2.00%, 11/15/27(l)(m)	EUR	100,000	112,309
			2,402,090
Germany – 0.2%
Allianz S.E., (5Y U.S. Treasury CMT + 2.17%), 3.20%, 10/30/27(b)(l)(m)		800,000	765,412
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	EUR	300,000	364,721
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen, (5Y U.S. Treasury CMT + 3.98%), 5.88%, 5/23/42(b)(m)		400,000	406,072
Volkswagen Bank GmbH, 4.00%, 11/26/30	EUR	100,000	115,042
			1,651,247

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Hong Kong – 0.0%(d)
Fubon Bank Hong Kong Ltd., (5Y U.S. Treasury CMT + 1.23%), 5.38%, 7/14/36(m)		$250,000	$247,785
Hungary – 0.1%
Hungary Government Bond,
7.00%, 10/24/35	HUF	36,900,000	128,539
6.25%, 9/23/37	HUF	18,410,000	61,509
3.00%, 10/27/38	HUF	25,170,000	61,665

MVM Energetika Zrt., 6.50%, 3/13/31		298,000	310,125
			561,838
India – 0.1%
Axis Bank Ltd., (5Y U.S. Treasury CMT + 2.60%), 6.88%, 12/31/49(m)		200,000	200,159
IIFL Finance Ltd., 7.60%, 9/10/29(k)		200,000	200,544
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		200,000	201,520
			602,223
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	371,561
3.05%, 3/12/51		222,000	132,471
Indonesia Treasury Bond,
5.88%, 3/15/31	IDR	4,206,000,000	220,794
8.25%, 6/15/32	IDR	47,000,000	2,732
7.00%, 2/15/33	IDR	359,000,000	19,488
6.63%, 5/15/33	IDR	241,000,000	12,770
			759,816
Israel – 0.0%(d)
Energean Israel Finance Ltd., 8.50%, 9/30/33(b)		9,107	9,555
Italy – 0.2%
Italy Buoni Poliennali Del Tesoro,
2.85%, 2/01/31	EUR	1,167,000	1,318,871
3.45%, 2/01/36	EUR	309,000	343,113
			1,661,984
Japan – 0.4%
Dai-ichi Life Insurance Co. Ltd., (5Y U.S. Treasury CMT + 2.52%), 6.20%, 1/16/35(b)(l)(m)		330,000	332,470
		Par(a)	Value
Japan (Continued)
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	8,000,000	$24,097
Meiji Yasuda Life Insurance Co., (5Y U.S. Treasury CMT + 2.91%), 6.10%, 6/11/55(b)(m)		$550,000	548,277
Nippon Life Insurance Co., (5Y U.S. Treasury CMT + 2.65%), 2.75%, 1/21/51(b)(m)		1,190,000	1,057,236
NTT Finance Corp., 5.50%, 7/16/35(b)		200,000	198,129
RLGH Finance Bermuda Ltd., (5Y U.S. Treasury CMT + 3.02%), 6.88%, 5/19/32(l)(m)		200,000	199,567
SoftBank Corp., 5.33%, 7/09/35(b)		350,000	338,033
Sumitomo Life Insurance Co.,
(5Y U.S. Treasury CMT + 2.65%), 5.88%, 9/10/55(b)(m)		200,000	196,676
(5Y U.S. Treasury CMT + 2.75%), 3.38%, 4/15/81(b)(m)		360,000	326,260

Sumitomo Mitsui Financial Group, Inc., 1.90%, 9/17/28		329,000	310,488
			3,531,233
Lebanon – 0.0%(d)
Lebanon Government International Bond,
6.25%, 11/04/24(o)		18,000	4,772
6.65%, 11/03/28(o)		11,000	3,033
			7,805
Macau – 0.0%(d)
Studio City Finance Ltd., 6.50%, 1/15/28		200,000	199,397
Mexico – 0.3%
Becle S.A.B. de C.V., 2.50%, 10/14/31(b)		400,000	340,097
Eagle Funding Luxco S.a.r.l., 5.50%, 8/17/30(b)(k)		450,000	449,212
Grupo Televisa S.A.B., 6.63%, 1/15/40		2,000	1,740
Mexican Bonos,
8.50%, 3/01/29	MXN	510,000	29,900
8.00%, 2/21/36	MXN	750,000	40,104
7.75%, 11/13/42	MXN	1,000,000	48,748
8.00%, 4/29/55	MXN	60,000	2,904

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexico Government International Bond,
2.66%, 5/24/31		$568,000	$499,272
5.38%, 3/22/33		200,000	192,460
5.38%, 5/16/40(k)	EUR	100,000	112,422
4.50%, 1/31/50		620,000	435,550
Petroleos Mexicanos,
5.35%, 2/12/28		10,000	9,968
6.50%, 1/23/29		75,000	76,065
8.75%, 6/02/29		213,000	226,503
5.95%, 1/28/31		76,000	74,443
6.70%, 2/16/32		10,000	9,975

Trust 2401, 7.70%, 1/23/32(b)		293,000	309,678
			2,859,041
Netherlands – 0.1%
Sunrise FinCo I B.V., 4.88%, 7/15/31(b)		590,000	553,150
Panama – 0.1%
Panama Government International Bond,
8.88%, 9/30/27		93,000	96,869
3.88%, 3/17/28		1,150,000	1,124,125
			1,220,994
Paraguay – 0.0%(d)
Paraguay Government International Bond, 8.50%, 4/04/38(b)	PYG	88,000,000	14,056
Peru – 0.0%(d)
Peruvian Government International Bond,
7.60%, 8/12/39	PEN	157,000	49,562
3.55%, 3/10/51		180,000	119,340
6.20%, 6/30/55(k)		1,000	986
			169,888
Philippines – 0.1%
Philippine Government Bond,
6.38%, 7/27/30	PHP	2,210,000	35,121
6.00%, 8/20/30	PHP	22,005,000	344,079
6.38%, 4/28/35	PHP	3,000,000	45,462
Philippine Government International Bond,
3.00%, 2/01/28(k)		200,000	195,619
3.20%, 7/06/46		267,000	174,763
		Par(a)	Value
Philippines (Continued)

San Miguel Global Power Holdings Corp., (5Y U.S. Treasury CMT + 7.12%), 8.38%, 10/20/30(l)(m)		$200,000	$197,865
			992,909
Poland – 0.0%(d)
Republic of Poland Government Bond,
5.00%, 1/25/30	PLN	230,000	62,005
4.00%, 7/25/31	PLN	73,000	18,534
5.00%, 10/25/34	PLN	283,000	72,893
5.00%, 10/25/35	PLN	248,000	63,224
			216,656
Portugal – 0.0%(d)
EDP S.A., (1.89% - 5Y EUR Swap Rate), 1.50%, 3/14/82(m)	EUR	100,000	114,211
EDP Servicios Financieros Espana S.A., 3.75%, 3/01/33	EUR	300,000	343,508
			457,719
Romania – 0.0%(d)
Romania Government Bond,
6.75%, 4/25/35	RON	90,000	19,724
4.25%, 4/28/36	RON	90,000	16,301
Romanian Government International Bond,
5.25%, 5/30/32	EUR	15,000	17,482
4.63%, 3/04/33(b)	EUR	3,000	3,316
5.38%, 6/07/33(b)	EUR	4,000	4,599
6.13%, 10/07/37(b)	EUR	4,000	4,611
6.50%, 10/07/45(b)	EUR	3,000	3,421
			69,454
Saudi Arabia – 0.1%
Avilease Capital Ltd.,
4.75%, 11/12/30(b)		200,000	193,096
5.50%, 6/30/31(b)		200,000	198,857

Green Palm Bidco S.a.r.l., 6.46%, 6/30/46(b)		350,000	340,706
Greensaif Pipelines Bidco S.a.r.l., 6.10%, 8/23/42(b)		500,000	492,804
			1,225,463
Singapore – 0.0%(d)
Trafigura Funding S.A., 5.63%, 7/01/31		200,000	196,433

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
South Africa – 0.1%
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	4,763,515	$289,131
7.00%, 2/28/31	ZAR	6,086,829	353,365
8.50%, 1/31/37	ZAR	476,227	28,067
8.75%, 2/28/48	ZAR	635,000	36,472
			707,035
South Korea – 0.1%
LG Energy Solution Ltd., 5.25%, 4/02/31(b)(k)		$800,000	791,212
Spain – 0.3%
Cellnex Finance Co. S.A., 3.88%, 1/19/36	EUR	100,000	111,154
Spain Government Bond,
2.60%, 5/31/31	EUR	410,000	462,086
3.30%, 4/30/36(b)	EUR	1,496,000	1,683,618
3.40%, 10/31/36(b)	EUR	161,000	182,056
			2,438,914
Sri Lanka – 0.0%(d)
Sri Lanka Government International Bond,
4.00%, 4/15/28		2,120	2,036
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(f)		12,000	9,860
			11,896
Sweden – 0.0%(d)
EQT AB, 5.85%, 5/08/35(b)		320,000	315,688
Switzerland – 0.0%(d)
Argentum Netherlands B.V. for Swiss Re Ltd., (3M USD LIBOR + 3.78%), 5.63%, 8/15/52(m)		330,000	330,284
Thailand – 0.1%
Muangthai Capital PCL,
6.88%, 9/30/28		200,000	200,663
7.55%, 7/21/30		250,000	251,324

Thaioil Treasury Center Co. Ltd., (5Y U.S. Treasury CMT + 2.38%), 6.10%, 1/15/31(l)(m)		200,000	194,018
			646,005
Turkey – 0.0%(d)
Turkiye Government Bond,
31.08%, 11/08/28	TRY	638,109	12,135
30.00%, 9/12/29	TRY	732,830	13,513
26.20%, 10/05/33	TRY	760,000	13,044
27.70%, 9/27/34	TRY	757,000	13,565
			52,257
		Par(a)	Value
Ukraine – 0.0%(d)
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 0.00%, 2/01/30(b)(f)		$1,000	$731
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(b)(f)		2,000	1,192
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(f)		9,400	6,385
(Step to 3.00% on 2/01/27), 0.00%, 2/01/36(f)		22,100	13,204
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(b)(f)		2,000	1,359
			22,871
United Arab Emirates – 0.0%(d)
DAE Funding LLC, 4.95%, 1/15/33(b)		240,000	227,153
DP World Ltd., 6.85%, 7/02/37		100,000	103,535
			330,688
United Kingdom – 0.4%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(b)(k)		200,000	192,992
British Telecommunications Ltd., (UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(m)	GBP	200,000	283,610
Flutter Treasury DAC, 6.38%, 4/29/29(b)		320,000	323,954
Garfunkelux Holdco 3 S.A., 9.00%, 9/01/28	EUR	21,753	25,230
HSBC Holdings PLC, 6.50%, 5/02/36		144,000	150,090
Insured Lending 1 Ltd., 6.50%, 2/04/32(b)	EUR	350,000	405,867
Nationwide Building Society, (SOFR + 1.65%), 5.54%, 7/14/36(b)(m)		200,000	197,389
NatWest Group PLC, (1Y U.S. Treasury CMT + 2.55%), 3.07%, 5/22/28(m)		200,000	197,635
Pelagos Insurance Capital Ltd., (5Y U.S. Treasury CMT + 4.28%), 7.75%, 6/15/55(m)		325,000	338,785
Reynolds American, Inc., 8.13%, 5/01/40		205,000	238,659

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom (Continued)
Santander UK Group Holdings PLC, (SOFR Index + 1.58%), 5.14%, 9/22/36(m)		$200,000	$190,746
Standard Chartered PLC,
(5Y U.S. Treasury CMT + 3.02%), 7.63%, 1/16/32(k)(l)(m)		200,000	208,402
(5Y U.S. Treasury CMT + 2.67%), 7.00%, 6/08/33(l)(m)		200,000	198,781

Vodafone Group PLC, 7.88%, 2/15/30		103,000	112,482
WPP Finance 2013, 3.63%, 6/09/31(k)	EUR	300,000	336,501
			3,401,123
Uruguay – 0.0%(d)
Oriental Republic of Uruguay, 5.25%, 9/10/60		1,760	1,542
Uruguay Government International Bond,
8.00%, 10/29/35(e)	UYU	266,385	6,708
8.00%, 10/29/35(e)	UYU	720,000	18,131
5.10%, 6/18/50		267,641	236,193
			262,574
Venezuela – 0.0%(d)
Venezuela Government International Bond,
9.25%, 9/15/27(o)		10,000	4,946
11.95%, 8/05/31(o)		25,100	13,667
			18,613
Total Foreign Issuer Bonds (Cost $42,551,711)			41,732,736

Mortgage-Backed Securities – 28.3%
Commercial Mortgage-Backed Securities – 2.4%
1301 Trust,
Series 2025-1301, Class A, 5.06%, 8/11/30(b)(i)		10,000	9,916
Series 2025-1301, Class E, 7.24%, 8/11/30(b)(i)		13,000	12,939
Series 2025-1301, Class F, 8.10%, 8/11/30(b)(i)		113,000	115,715

1345T, Series 2025-AOA, Class A, (1M CME Term SOFR + 1.60%, 1.60% Floor), 5.28%, 6/15/42(b)(c)		250,000	249,822
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(i)		520,000	507,614
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
ACREC LLC,
Series 2026-FL5, Class B, (1M CME Term SOFR + 1.75%), 5.35%, 7/18/43(b)(c)	$300,000	$299,868
Series 2026-FL5, Class C, (1M CME Term SOFR + 1.95%), 5.55%, 7/18/43(b)(c)	150,000	149,934

ACRES Commercial Realty Issuer LLC, Series 2026-FL4, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 8/18/44(b)(c)	200,000	199,842
ACRES LLC, Series 2025-FL3, Class A, (1M CME Term SOFR + 1.62%), 5.29%, 8/18/40(b)(c)	189,174	189,471
ARES Commercial Mortgage Trust, Series 2026-GCP, Class D, (1M CME Term SOFR + 2.35%), 6.03%, 2/15/43(b)(c)	250,000	250,313
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.41%, 11/10/29(b)(i)	150,000	149,738
Series 2024-ATRM, Class E, 9.21%, 11/10/29(b)(i)	30,000	30,686
Series 2025-ATRM, Class A, (1M CME Term SOFR + 1.65%), 5.33%, 8/15/30(b)(c)	49,000	49,003
Series 2025-ATRM, Class F, (1M CME Term SOFR + 5.50%), 9.18%, 8/15/30(b)(c)	53,000	53,197
Series 2025-ATRM, Class G, (1M CME Term SOFR + 6.75%), 10.43%, 8/15/30(b)(c)	11,000	11,022
BAHA Trust,
Series 2024-MAR, Class C, 7.52%, 12/10/41(b)(i)	430,000	440,402
Series 2024-MAR, Class D, 8.91%, 12/10/41(b)(i)	200,000	207,403

BANK, Series 2021-BN35, Class C, 2.90%, 6/15/64	32,000	26,627
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.24%, 4/25/36(b)(c)	149,201	141,090

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 4.51%, 9/25/37(b)(c)	$141,058	$133,868

BBCMS Mortgage Trust, Series 2025-C35, Class D, 4.50%, 7/15/58(b)	25,000	20,106
BDS LLC, Series 2025-FL16, Class B, (1M CME Term SOFR + 1.85%), 5.52%, 6/19/43(b)(c)	150,000	148,669
Benchmark Mortgage Trust,
Series 2019-B9, Class XA, 1.01%, 3/15/52(i)(p)	1,557,288	30,546
Series 2020-B21, Class A5, 1.98%, 12/17/53	16,000	14,034
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 11/15/29(b)(c)	80,000	80,150
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.32%, 11/15/29(b)(c)	50,000	50,125
Series 2025-660F, Class A, (1M CME Term SOFR + 1.50%), 5.18%, 11/15/42(b)(c)	100,000	100,125

BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1M CME Term SOFR + 1.85%), 5.53%, 8/15/42(b)(c)	622,000	622,786
BOS Trust,
Series 2026-LYRK, Class A, 5.05%, 5/11/31(b)(i)	45,000	44,216
Series 2026-LYRK, Class E, 7.78%, 5/11/31(b)(i)	250,000	247,048

BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.22%, 11/05/39(b)(i)	110,000	109,260
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(b)	70,000	70,001
BRSP Ltd., Series 2026-FL3, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 8/19/43(b)(c)	350,000	350,422
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BSPDF Issuer LLC,
Series 2026-FL4, Class AS, (1M CME Term SOFR + 1.65%), 5.32%, 11/18/43(b)(c)		$175,000	$174,999
Series 2026-FL4, Class B, (1M CME Term SOFR + 1.85%), 5.52%, 11/18/43(b)(c)		275,000	274,618
BSPRT Issuer LLC,
series 2025-FL12, Class AS, (1M CME Term SOFR + 1.65%), 5.33%, 1/17/43(b)(c)		150,000	150,219
Series 2026-FL13, Class B, (1M CME Term SOFR + 2.00%), 5.67%, 10/18/43(b)(c)		500,000	500,827
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 4.20%, 11/15/29(b)(c)	CAD	24,940	17,922
Series 2025-JDI, Class A, (1M CME Term SOFR + 1.40%), 5.08%, 11/15/42(b)(c)		233,110	233,693
Series 2025-SPOT, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.12%, 4/15/40(b)(c)		89,883	89,938
Series 2026-VLT9, Class A, (1M CME Term SOFR + 1.70%), 5.38%, 3/15/45(b)(c)		189,000	188,528
Series 2026-XL6, Class E, (1M CME Term SOFR + 3.00%), 6.68%, 3/15/43(b)(c)		113,024	113,804
BX Trust,
Series 2024-VLT4, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 6/15/41(b)(c)		95,950	95,830
Series 2025-VLT6, Class A, (1M CME Term SOFR + 1.44%, 1.44% Floor), 5.12%, 3/15/42(b)(c)		512,000	511,043
Series 2025-VOLT, Class A, (1M CME Term SOFR + 1.70%), 5.38%, 12/15/44(b)(c)		612,000	610,469

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(i)		370,000	362,259

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

CENT, Series 2025-CITY, Class A, 5.09%, 7/10/40(b)(i)	$170,000	$168,402
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(i)	100,000	94,916
COMM Mortgage Trust,
Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)	110,000	110,615
Series 2025-167G, Class A, 5.50%, 8/10/40(b)	36,000	35,551
Series 2025-167G, Class E, 8.47%, 8/10/40(b)(i)	30,000	29,477
Series 2025-167G, Class F, 9.46%, 8/10/40(b)(i)	18,000	17,692
Series 2025-SBX, Class B, 5.73%, 8/10/41(b)(i)	14,000	13,827

CONE Trust, Series 2024-DFW1, Class B, (1M CME Term SOFR + 2.29%, 2.29% Floor), 5.97%, 8/15/41(b)(c)	500,000	498,639
CRSNT Trust, Series 2026-MOON, Class A, (1M CME Term SOFR + 1.40%), 5.08%, 2/15/31(b)(c)	100,000	100,031
CSTL Commercial Mortgage Trust, Series 2026-GATE3, Class E, 6.34%, 2/10/43(b)(i)	100,000	98,398
DBC Mortgage Trust, Series 2025-DBC, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 11/15/42(b)(c)	100,000	100,125
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(b)(i)(p)	13,945,000	90,343
DK Trust,
Series 2025-LXP, Class A, (1M CME Term SOFR + 1.59%), 5.30%, 8/15/37(b)(c)	44,000	44,124
Series 2025-LXP, Class D, (1M CME Term SOFR + 2.89%), 6.60%, 8/15/37(b)(c)	10,000	10,041

EQT Trust, Series 2026-IND1, Class C, (1M CME Term SOFR + 1.55%), 5.20%, 7/15/41(b)(c)	150,000	150,094
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.33%, 12/15/29(b)(c)	$100,000	$101,141
FS, Series 2026-ORL, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 2/15/41(b)(c)	500,000	500,469
FS Rialto Issuer LLC,
Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.30%, 10/19/39(b)(c)	100,000	100,157
Series 2025-FL10, Class A, (1M CME Term SOFR + 1.39%), 5.05%, 8/19/42(b)(c)	850,000	850,065
Series 2026-FL11, Class A, (1M CME Term SOFR + 1.45%), 5.12%, 1/19/44(b)(c)	198,000	198,370

GGP, Series 2026-TY, Class A, 4.67%, 3/05/43(b)(i)	525,000	513,455
GMAC Commercial Mortgage Asset Corp., Series TR-1, Class A, 7.15%, 8/10/36(b)(g)	138,418	146,473
HLEND CLO LLC, Series 2026-5A, Class B, (3M CME Term SOFR + 1.70%), 5.45%, 4/15/39(b)(c)	150,000	149,185
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 4.94%, 10/15/36(b)(c)	210,300	208,551
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)(i)	510,000	509,433
Series 2024-IGLG, Class D, 6.48%, 11/09/39(b)(i)	140,000	138,680
Series 2024-IGLG, Class E, 7.25%, 11/09/39(b)(i)	435,000	430,878
Series 2024-IGLG, Class F, 8.22%, 11/09/39(b)(i)	372,000	368,451

KELR Trust, Series 2026-MF, Class B, (1M CME Term SOFR + 1.50%), 5.15%, 8/15/43(b)(c)(e)	300,000	300,094

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Lagarino European Loan Conduit No. 40 DAC, (3M Euribor + 3.55%), 5.94%, 6/22/37(c)	EUR	127,447	$145,749
LEX Trust,
Series 2026-450, Class A, (1M CME Term SOFR + 1.35%), 5.03%, 3/15/28(b)(c)		$60,000	60,075
Series 2026-450, Class E, (1M CME Term SOFR + 3.70%), 7.38%, 3/15/28(b)(c)		650,000	645,129
LoanCore Issuer LLC,
Series 2025-CRE9, Class AS, (1M CME Term SOFR + 1.70%), 5.37%, 8/18/42(b)(c)		350,000	350,655
Series 2025-CRE9, Class B, (1M CME Term SOFR + 1.95%), 5.62%, 8/18/42(b)(c)		150,000	149,715

LRECS LLC, Series 2025-CRE1, ClassAS, (1M CME Term SOFR + 1.75%), 5.42%, 8/19/43(b)(c)		150,000	149,999
MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 5.47%, 12/15/41(b)(c)		295,988	296,358
MF1 LLC, Series 2026-FL21, Class A, (1M CME Term SOFR + 1.35%), 5.02%, 2/18/41(b)(c)		164,000	164,126
MILE Trust, Series 2025-STNE, Class B, (1M CME Term SOFR + 1.70%, 1.70% Floor), 5.38%, 7/15/30(b)(c)		850,000	855,491
Morgan Stanley Capital I Trust,
Series 2019-L2, Class XA, 0.99%, 3/15/52(i)(p)		2,299,735	47,358
Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.24%, 12/15/38(b)(c)		10,000	9,186

MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(i)(p)		973,338	49,369
NCMF Trust, Series 2025-MFS, Class E, 7.53%, 6/10/33(b)(i)		500,000	498,921
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
NLT Trust,
Series 2026-NQM2, Class AIOS, 0.44%, 6/25/71(b)(p)		$7,290,000	$122,796
Series 2026-NQM2, Class AIOS, 0.76%, 6/25/71(b)(i)(p)		7,290,000	115,623

ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.17%, 12/15/39(b)(c)		100,000	100,125
PENN Commercial Mortgage Trust,
Series 2025-P11, Class A, 5.52%, 8/10/42(b)(i)		21,000	21,046
Series 2025-P11, Class B, 6.12%, 8/10/42(b)(i)		250,000	253,183
PFP Ltd.,
Series 2026-13, Class B, (1M CME Term SOFR + 1.85%), 5.52%, 8/18/43(b)(c)		100,000	100,200
Series 2026-14, Class A, (1M CME Term SOFR + 1.32%), 4.99%, 12/18/43(b)(c)		100,000	100,000

PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1M CME Term SOFR + 2.15%), 5.83%, 3/15/43(b)(c)		100,000	100,313
PRM8 Trust, Series 2026-PRM8, Class E, 6.32%, 5/10/41(b)(i)		100,000	97,944
RWC Commercial Mortgage Trust,
Series 2025-1, Class A, 5.01%, 6/25/40(b)		334,240	328,478
Series 2026-1, Class A, 5.62%, 7/25/41(b)		700,000	699,985

Sage AR Funding, Series 2026-1X, Class C, (SONIO/N Index + 1.75%), 5.51%, 5/18/38(c)	GBP	130,000	172,071
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, (1M CME Term SOFR + 1.25%), 4.93%, 8/15/30(b)(c)		48,000	48,000
Taurus UK DAC, Series 2025-UK2X, Class D, (SONIO/N Index + 3.20%), 6.95%, 2/18/35(c)	GBP	138,128	186,679
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(i)		30,000	31,452

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

TRTX Issuer Ltd., Series 2025-FL7, Class AS, (1M CME Term SOFR + 1.70%), 5.37%, 6/18/43(b)(c)		$250,000	$250,490
UK Logistics DAC,
Series 2025-1X, Class D, (SONIO/N Index + 4.00%), 7.75%, 5/17/35(c)	GBP	107,682	145,523
Series 2026-3X, Class B, (SONIO/N Index + 1.75%), 5.48%, 5/18/36(c)		122,000	164,690

VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, 7/13/44(b)(i)		1,000,000	981,284
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(b)(i)		140,000	140,535
Series 2024-GCS, Class D, 6.22%, 7/10/36(b)(i)		140,000	138,528
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(b)		47,312	47,598
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(i)		99,181	98,641
Series 2026-1, Class A, 5.10%, 2/25/56(b)		161,719	158,425
VMC Finance LLC,
Series 2026-FL6, Class A, (1M CME Term SOFR + 1.60%), 5.27%, 11/19/43(b)(c)		107,500	107,615
Series 2026-FL6, Class AS, (1M CME Term SOFR + 1.85%), 5.52%, 11/19/43(b)(c)		125,000	125,048
Series 2026-FL6, Class B, (1M CME Term SOFR + 2.15%), 5.82%, 11/19/43(b)(c)		175,000	175,558
			22,951,745
Federal Home Loan Mortgage Corporation – 4.0%
Multiclass Certificates, Series 2024-P015, Class A1, 4.30%, 11/25/32(i)		4,171	4,093
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
3.50%, 1/01/34 - 2/01/48	$226,832	$211,429
2.00%, 9/01/35 - 2/01/52	4,798,653	3,910,275
1.50%, 4/01/36 - 6/01/51	840,950	673,126
3.00%, 9/01/37 - 8/01/52	3,621,208	3,174,113
4.50%, 1/01/49 - 1/01/56	508,374	483,811
4.00%, 6/01/49 - 6/01/52	536,541	498,000
2.50%, 7/01/50 - 4/01/52	3,005,487	2,504,489
5.00%, 6/01/52 - 5/01/56	11,532,642	11,178,985
6.00%, 11/01/52 - 11/01/55	1,664,907	1,691,963
5.50%, 1/01/53 - 5/01/56	9,769,967	9,686,973
6.50%, 9/01/53 - 11/01/53	76,014	79,041
Real Estate Mortgage Investment Conduits,
Series 5112, Class KI, 3.50%, 6/25/51(p)	306,472	58,844
Series 5468, Class WF, (30D Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 4.72%, 11/25/54(c)	145,346	145,951
Series 5471, Class FM, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 11/25/54(c)	210,931	213,527
Series 5478, Class FD, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 2/25/54(c)	65,444	66,249
Series 5482, Class FB, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.12%, 12/25/54(c)	135,401	137,573
Series 5500, Class DF, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 4.97%, 10/25/54(c)	89,183	90,184
Series 5502, Class EF, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 2/25/55(c)	69,935	70,824
Series 5508, Class FE, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.22%, 2/25/55(c)	96,101	97,899
Series 5508, Class FG, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 2/25/55(c)	165,879	167,756

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5513, Class FD, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 4.97%, 1/25/55(c)	$709,315	$717,134
Series 5516, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 3/25/55(c)	1,595,461	1,615,755
Series 5543, Class FH, (30D Average SOFR + 1.50%, 1.50% Floor, 6.50% Cap), 5.12%, 6/25/55(c)	100,116	101,733
Series 5563, Class FA, (30D Average SOFR + 1.35%), 4.97%, 8/25/55(c)	148,785	150,474
Series 5574, Class FB, (30D Average SOFR + 1.35%), 4.97%, 9/25/55(c)	92,793	93,860
		37,824,061
Federal Home Loan Mortgage Corporation Gold – 0.2%
Pool,
3.00%, 10/01/32 - 12/01/32	298,604	286,966
4.50%, 4/01/47 - 4/01/49	382,747	367,425
5.00%, 11/01/48	21,375	21,082
3.50%, 4/01/49	1,598,060	1,457,183
		2,132,656
Federal National Mortgage Association – 7.4%
Pool,
3.00%, 9/01/28 - 7/01/52	17,938,375	15,413,606
2.50%, 12/01/33 - 2/01/52	21,050,471	17,486,902
3.50%, 1/01/34 - 1/01/51	707,544	643,772
2.00%, 9/01/35 - 4/01/52	10,983,597	8,907,546
1.50%, 3/01/36 - 3/01/51	3,357,252	2,743,570
4.50%, 11/01/43 - 3/01/56	1,547,979	1,480,869
4.00%, 7/01/44 - 5/01/52	2,543,388	2,358,408
5.00%, 8/01/48 - 5/01/56	5,644,681	5,486,030
5.00%, 11/01/52(e)	290,129	283,693
5.50%, 11/01/52 - 4/01/56	10,362,750	10,282,210
6.00%, 11/01/52 - 9/01/55	2,419,848	2,467,139
6.50%, 1/01/53 - 10/01/53	464,109	481,783
5.69%, 7/01/55	397,346	385,852
Real Estate Mortgage Investment Conduits,
Series 2023-35, Class FC, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.72%, 8/25/53(c)	151,990	153,121
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2023-68, Class FB, (30D Average SOFR + 1.05%, 1.05% Floor, 7.00% Cap), 4.67%, 1/25/54(c)	$148,499	$149,385
Series 2024-63, Class FH, (30D Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 4.72%, 9/25/54(c)	103,307	104,079
Series 2024-88, Class FC, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 12/25/54(c)	83,643	84,685
Series 2024-96, Class FA, (30D Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.02%, 12/25/54(c)	133,096	134,440
Series 2025-1, Class FX, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 4.97%, 2/25/55(c)	107,139	108,314
Series 2025-13, Class FB, (30D Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 4.92%, 3/25/55(c)	131,498	132,774
Series 2025-2, Class FG, (30D Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.07%, 2/25/55(c)	197,838	199,041
Series 2025-35, Class FJ, (30D Average SOFR + 1.60%, 1.60% Floor, 6.50% Cap), 5.22%, 5/25/55(c)	241,685	246,321
Series 2025-63, Class DF, (30D Average SOFR + 1.40%), 5.02%, 8/25/55(c)	71,208	72,144
Series 2025-9, Class FG, (30D Average SOFR + 1.35%, 1.35% Floor, 6.50% Cap), 4.97%, 3/25/55(c)	55,574	56,180
		69,861,864
Government National Mortgage Association – 1.1%
Pool,
3.00%, 8/01/53(e)	459,000	397,913
4.50%, 8/01/53(e)	1,671,000	1,565,972
5.00%, 8/01/53(e)	1,781,000	1,723,068
5.50%, 8/01/53(e)	2,372,000	2,356,308

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)
Pool,
2.50%, 8/01/55(e)	$1,153,000	$962,202
4.00%, 8/01/55(e)	334,000	302,108
6.00%, 9/01/55(e)	1,160,000	1,175,112
2.00%, 8/01/56(e)	1,204,000	963,764
6.50%, 8/01/56(e)	483,000	499,030
Series 2025-1, Class CT, 5.00%, 1/20/55	78,466	77,397
Series 2025-1, Class MT, 5.00%, 1/20/55	189,066	185,127
Series 2025-126, Class AD, 5.00%, 5/16/65	53,582	52,561
Series 2025-129, Class AB, 4.75%, 8/16/54	39,467	38,674
Series 2025-130, Class AL, 4.75%, 10/16/31	39,488	38,697
Series 2025-88, Class AT, 5.00%, 6/16/58	38,710	38,289
Series 2025-9, Class FE, (30D Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 4.87%, 1/20/55(c)	55,651	56,134
		10,432,356
Government National Mortgage Association II – 0.8%
Pool,
3.50%, 4/20/45 - 9/20/52	1,747,307	1,565,800
4.00%, 3/20/47 - 12/20/52	822,427	757,084
4.50%, 4/20/47 - 8/20/50	114,996	110,189
3.00%, 4/20/50 - 1/20/52	1,548,390	1,347,000
2.00%, 8/20/50 - 2/20/51	1,643,264	1,318,644
2.50%, 4/20/51 - 1/20/53	1,725,384	1,441,832
5.00%, 11/20/52	1,013,455	989,266
		7,529,815
Uniform Mortgage-Backed Securities – 7.9%
Pool,
1.50%, 8/01/41(e)	125,000	110,286
4.00%, 8/01/41 - 8/01/52(e)	3,337,386	3,053,686
4.50%, 8/01/41(e)	815,000	796,072
3.00%, 8/01/52 - 9/01/53(e)	4,628,854	3,943,093
3.50%, 8/01/53 - 9/01/53(e)	8,959,205	7,944,952
5.50%, 8/01/53 - 9/01/53(e)	44,178,652	43,689,560
6.00%, 8/01/53(e)	3,312,261	3,348,735
6.50%, 8/01/53 - 9/01/55(e)	7,972,000	8,208,240
2.50%, 9/01/53(e)	2,445,745	1,992,778
5.00%, 9/01/53(e)	1,462,764	1,409,917
		74,497,319
	Par(a)	Value
Whole Loan – 4.5%
A&D Mortgage Trust,
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(b)	$201,500	$201,330
Series 2026-NQM1, Class A1, 4.91%, 2/25/71(b)(i)	148,153	146,259

ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(b)(f)	116,766	116,715
Anchor Mortgage Trust, Series 2025-RTL1, Class A1, 5.72%, 5/25/40(b)	800,000	797,187
Angel Oak Mortgage Trust,
Series 2021-2, Class A1, 0.99%, 4/25/66(b)	160,959	138,241
Series 2023-7, Class A1, (Step to 4.74% on 4/25/27), 4.80%, 11/25/67(b)(f)	91,516	90,643
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(b)(f)	276,580	276,801
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(b)(f)	135,776	135,911

Archwest Mortgage Trust, Series 2025-RTL1, Class A1, 5.20%, 10/25/40(b)	350,000	347,323
Aspire Mortgage Trust,
Series 2026-2, Class A2, (Step to 6.55% on 5/25/30), 5.63%, 4/26/66(b)(f)	240,157	238,620
Series 2026-3, Class A2, (Step to 6.46% on 7/25/30), 5.56%, 5/25/66(b)(f)	885,413	882,648

ATLX Trust, Series 2024-RPL2, Class A1, (Step to 4.03% on 11/25/28), 3.85%, 4/25/63(b)(f)	255,940	247,598
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, 4.70%, 12/25/65(b)(i)	489,185	480,226

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)

Bayview Opportunity Master Fund VII Trust, Series 2026-1, Class A1A, (Step to 6.52% on 7/25/30), 5.52%, 7/25/56(b)(f)		$146,986	$146,455
Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 8.09%, 1/15/67(c)	GBP	47,783	64,612
BRAVO, Series 2024-NQM6, Class A3, (Step to 6.71% on 9/25/28), 5.71%, 8/01/64(b)(f)		470,723	469,691
BRAVO Residential Funding Trust,
Series 2023-NQM6, Class B1, 8.00%, 9/25/63(b)(i)		100,000	99,653
Series 2025-NQM7, Class A2, (Step to 6.66% on 8/25/29), 5.66%, 7/25/65(b)(f)		657,568	655,881
Series 2025-NQM8, Class A2, (Step to 6.29% on 9/25/29), 5.29%, 6/25/65(b)(f)		656,152	650,358

BRAVO Trust, Series 2026-SR1, Class A1, 6.33%, 3/29/46(b)		720,288	720,999
CAFL Issuer L.P., Series 2025-RRTL2, Class A1, (Step to 5.55% on 3/28/27), 5.18%, 11/28/40(b)(f)		200,000	198,409
CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(b)(f)		100,000	100,266
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,092	2,164
Series 2007-9, Class A1, 5.75%, 7/25/37		24,730	10,918
Series 2007-9, Class A11, 5.75%, 7/25/37		13,512	5,965

CIM Trust, Series 2026-R1, Class A1, (Step to 4.75% on 1/25/29), 4.75%, 12/25/65(b)(f)		689,363	687,126
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/66(b)		50,407	45,394
	Par(a)	Value
Whole Loan (Continued)
COLT Mortgage Loan Trust,
Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(b)(f)	$65,165	$64,972
Series 2025-11, Class A1, 5.05%, 11/25/70(b)(i)	168,408	166,613
Series 2025-8, Class A1, (Step to 6.48% on 9/25/29), 5.48%, 8/25/70(b)(f)	81,122	81,165
Cross Mortgage Trust,
Series 2025-H6, Class A2, (Step to 6.54% on 8/25/29), 5.54%, 7/25/70(b)(f)	319,374	317,943
Series 2026-NQM1, Class A2, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(b)(f)	324,963	319,701
CSMC Trust,
Series 2020-SPT1, Class PT, 6.44%, 4/25/65(b)(i)	101,356	98,202
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(i)	111,000	108,049
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(b)(i)	82,386	82,281

Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, 4.80%, 12/25/70(b)(i)	282,804	278,498
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(b)(f)	248,250	248,584
Series 2025-INV1, Class A1, (Step to 6.63% on 3/25/29), 5.63%, 3/25/70(b)(f)	137,551	137,698
Series 2025-INV3, Class A1, (Step to 6.44% on 8/25/29), 5.44%, 7/25/70(b)(f)	104,736	104,575
Series 2026-NQM1, Class A1LC, (Step to 5.96% on 2/25/30), 4.96%, 2/25/71(b)(f)	165,000	162,377
GCAT Trust,
Series 2025-INV3, Class A5, 6.00%, 8/25/55(b)(i)	298,654	298,026

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)
GCAT Trust,
Series 2025-NQM2, Class A1, (Step to 6.60% on 6/25/29), 5.60%, 4/25/70(b)(f)		$1,066,281	$1,064,801
Series 2025-NQM2, Class A3, (Step to 7.01% on 6/25/29), 6.01%, 4/25/70(b)(f)		533,144	532,600
Series 2025-NQM3, Class A1, (Step to 6.55% on 7/25/29), 5.55%, 5/25/70(b)(f)		1,281,443	1,278,894
Series 2025-NQM4, Class A1, (Step to 6.53% on 8/25/29), 5.53%, 6/25/70(b)(f)		130,981	130,671
Series 2025-NQM4, Class A2, (Step to 6.73% on 8/25/29), 5.73%, 6/25/70(b)(f)		385,237	383,899
Series 2026-NQM1, Class A1A, (Step to 5.79% on 3/25/30), 4.79%, 12/25/70(b)(f)		219,181	216,151

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)		60,329	54,246
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37		20,352	64,244
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(b)(f)		65,094	65,140
Series 2025-AFC2, Class A1B, (Step to 6.57% on 7/25/29), 5.57%, 6/25/60(b)(f)		600,301	599,511
Series 2025-NQM2, Class A1, (Step to 6.43% on 5/25/29), 5.43%, 2/25/70(b)(f)		75,507	75,332
Series 2025-NQM4, Class A3, (Step to 6.68% on 8/25/29), 5.68%, 8/25/70(b)(f)		793,946	790,197

Household Capital, Series 2025-1, Class A, (3M Australian BBSW + 1.90%), 6.37%, 7/21/87(c)	AUD	56,801	39,990
Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.18%, 11/25/36(c)		79,712	73,563
		Par(a)	Value
Whole Loan (Continued)

IndyMac INDX Mortgage Loan Trust, Series 2006-AR41, Class A3, (1M CME Term SOFR + 0.47%, 0.36% Floor, 11.00% Cap), 4.20%, 2/25/37(c)		$8,149	$8,004
Japan Housing Finance Agency/Kiko, Series 170, Class 1, 0.36%, 7/10/56	JPY	75,701,000	333,296
JP Morgan Mortgage Trust,
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(b)(i)		25,000	25,220
Series 2025-VIS1, Class M1, 6.41%, 8/25/55(b)(i)		150,000	149,981
Series 2026-NQM1, Class A1LC, (Step to 5.93% on 2/25/30), 4.93%, 6/25/66(b)(f)		85,000	83,459

Jupiter Mortgage No. 1 PLC, Series 1X, Class DR, (SONIO/N Index + 3.00%), 6.75%, 7/20/55(c)	GBP	100,000	134,173
LHOME Mortgage Trust,
Series 2025-RTL3, Class A1, 5.24%, 8/25/40(b)		250,000	249,525
Series 2026-RTL1, Class A1, (Step to 5.91% on 8/25/28), 4.91%, 1/25/41(b)(f)		350,000	346,928
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37		562,796	88,407
Series 2007-2, Class A2, 6.25%, 1/25/38		272,772	124,488

Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 5.07%, 12/26/46(b)(c)(g)		512	0
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC2, Class A1, 5.44%, 7/25/70(b)(i)		104,163	103,824
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)		182,800	183,429
Series 2026-NQM2, Class A1, 4.73%, 1/26/71(b)(i)		328,164	323,144

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Whole Loan (Continued)

Mortimer PLC, Series 2025-1, Class X, (SONIO/N Index + 3.87%), 7.62%, 9/22/70(c)	GBP	122,841	$165,599
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.61% on 10/25/40), 5.64%, 1/25/65(b)(f)		$112,461	112,642
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(b)(i)		100,000	101,590
Series 2025-NQM3, Class A1, 5.53%, 5/25/65(b)(i)		559,378	557,641
Series 2025-NQM3, Class A3, (Step to 6.99% on 3/25/31), 5.99%, 5/25/65(b)(f)		559,385	559,786
Series 2025-NQM4, Class A1, 5.35%, 7/25/65(b)(i)		78,078	77,655
NLT Trust,
Series 2026-NQM2, Class A1, (Step to 6.54% on 8/25/30), 5.69%, 6/25/71(b)(f)		5,250,000	5,251,321
Series 2026-NQM2, Class A2, (Step to 6.54% on 8/25/30), 5.84%, 6/25/71(b)(f)		330,000	330,081
Series 2026-NQM2, Class A3, (Step to 6.54% on 8/25/30), 5.94%, 6/25/71(b)(f)		810,000	810,190
Series 2026-NQM2, Class B1, 6.55%, 6/25/71(b)(i)		200,000	196,735
Series 2026-NQM2, Class B2, 6.55%, 6/25/71(b)(i)		160,000	151,357
Series 2026-NQM2, Class B3, 6.55%, 6/25/71(b)(i)		100,000	74,542
Series 2026-NQM2, Class M1, 6.17%, 6/25/71(b)		280,000	279,925
NYMT Loan Trust,
Series 2025-CP1, Class A1, 3.75%, 11/25/69(b)(i)		735,221	704,284
Series 2026-INV1, Class A1, 4.77%, 2/25/61(b)(i)		267,025	262,402
	Par(a)	Value
Whole Loan (Continued)
NYMT Loan Trust,
Series 2026-INV1, Class A1LC, (Step to 5.95% on 2/25/30), 4.95%, 2/25/61(b)(f)	$100,000	$98,407
Series 2026-INV1, Class B1, 6.47%, 2/25/61(b)(i)	180,000	175,790
OBX Trust,
Series 2024-NQM18, Class A3, (Step to 6.87% on 12/25/28), 5.87%, 10/25/64(b)(f)	458,876	458,919
Series 2025-NQM10, Class A3, (Step to 6.71% on 6/25/29), 5.71%, 5/25/65(b)(f)	554,425	552,861
Series 2025-NQM13, Class A3, (Step to 6.82% on 8/25/29), 5.82%, 5/25/65(b)(f)	565,618	565,119
Series 2025-NQM3, Class A1, (Step to 6.65% on 3/25/29), 5.65%, 12/01/64(b)(f)	74,701	74,849
Series 2026-NQM5, Class A2, (Step to 6.57% on 4/25/30), 5.57%, 1/25/66(b)(f)	328,072	326,568
Series 2026-NQM9, Class A2, (Step to 6.52% on 7/25/30), 5.52%, 4/25/66(b)(f)	395,566	395,595
Series 2026-NQM9, Class A3, (Step to 6.53% on 7/25/30), 5.62%, 4/25/66(b)(f)	543,903	541,744
PMT Loan Trust,
Series 2025-INV7, Class A7, 6.00%, 6/25/56(b)(i)	535,525	534,507
Series 2025-INV8, Class A7, 6.00%, 7/25/56(b)(i)	657,785	658,493

PRKCM Trust, Series 2023-AFC1, Class B1, 7.44%, 2/25/58(b)(i)	226,000	225,029
Provident Funding Mortgage Trust,
Series 2025-4, Class A4, 5.50%, 9/25/55(b)	183,652	182,878
Series 2026-1, Class A4, 5.00%, 1/25/56(b)(i)	334,889	329,450

PRPM, Series 2025-3, Class A1, (Step to 9.26% on 6/25/28), 6.26%, 5/25/30(b)(f)	568,876	568,385

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
PRPM LLC,
Series 2025-5, Class A1, (Step to 8.73% on 8/25/28), 5.93%, 7/25/30(b)(f)	$678,258	$675,573
Series 2025-RCF3, Class A1, (Step to 6.25% on 8/25/29), 5.25%, 7/25/55(b)(f)	355,882	353,395
PRPM Trust,
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(b)(i)	100,000	100,458
Series 2025-NQM1, Class A1, (Step to 6.80% on 3/25/29), 5.80%, 11/25/69(b)(f)	67,655	67,878
Series 2025-NQM3, Class A1, 5.61%, 5/25/70(b)(i)	96,106	95,906

RFMSI Trust, Series 006-SA4, Class 2A1, 5.54%, 11/25/36(i)	16,984	14,411
Saluds Grade Alternative Mortgage Trust, Series 2025-RRTL1, Class A1, (Step to 6.32% on 5/25/28), 5.32%, 10/25/40(b)(f)	450,000	445,337
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(b)(i)	88,246	87,401
Sequoia Mortgage Trust,
Series 2025-5, Class A5, 5.50%, 6/25/55(b)(i)	563,943	562,163
Series 2025-6, Class A11, 5.50%, 4/25/31(b)(i)(l)	338,362	337,884
Series 2026-9, Class A1, 5.50%, 8/25/56(b)(i)	450,000	440,648
SG Residential Mortgage Trust,
Series 2021-1, Class A1, 1.16%, 7/25/61(b)	217,107	178,431
Series 2025-1, Class ALCF, 5.23%, 12/25/65(b)	250,000	247,195
Series 2026-5, Class A1, 5.51%, 8/25/66(b)(i)	325,000	324,296
Series 2026-5, Class A2, (Step to 6.63% on 8/25/30), 5.71%, 8/25/66(b)(f)	175,000	174,588

Towd Point Mortgage Trust, Series 2025-1, Class A1B, 4.75%, 6/25/65(b)(i)	824,091	816,282
	Par(a)	Value
Whole Loan (Continued)
Verus Securitization Trust,
Series 2021-8, Class A1, 1.82%, 11/25/66(b)(i)	$52,266	$47,022
Series 2025-5, Class A1, (Step to 6.43% on 7/25/29), 5.43%, 6/25/70(b)(f)	90,550	90,538
Series 2025-5, Class A2, (Step to 6.58% on 7/25/29), 5.58%, 6/25/70(b)(f)	593,770	592,689
Series 2025-5, Class A3, (Step to 6.68% on 7/25/29), 5.68%, 6/25/70(b)(f)	593,770	591,841
Series 2025-6, Class A1, (Step to 6.42% on 8/25/29), 5.42%, 7/25/70(b)(f)	217,430	216,840
Series 2025-7, Class A3, 5.54%, 8/25/70(b)(i)	810,729	805,749
Series 2026-2, Class A1LC, (Step to 5.75% on 3/25/30), 4.75%, 2/25/71(b)(f)	371,016	361,681
Series 2026-3, Class A3, (Step to 6.33% on 4/25/30), 5.33%, 3/25/71(b)(f)	577,860	571,812
Series 2026-6, Class A2, (Step to 6.67% on 8/25/30), 5.67%, 7/27/71(b)(f)	400,000	399,074
Series 2026-6, Class A3, (Step to 6.74% on 8/25/30), 5.77%, 7/27/71(b)(f)	600,000	598,501

Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(b)(i)	142,800	136,480
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 2/25/38(b)(i)(p)	156,404	32,307
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 4.28%, 10/25/46(c)	207,753	184,230
		42,824,148
Total Mortgage-Backed Securities (Cost $275,080,098)		268,053,964

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	$119,746	$131,598
California PFA Taxable Revenue Refunding Bonds, Children’s Hospital (AG Insured), 5.40%, 11/15/31	100,000	100,986
California State Taxable GO Unlimited Refunding Bonds, Prerefunded, 4.60%, 4/01/28(q)	325,000	326,172
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	72,762
7.55%, 4/01/39	40,000	46,118

University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(r)	25,000	19,717
		697,353
Georgia – 0.0%(d)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	37,000	38,383
Idaho – 0.1%
Idaho State Housing & Finance Association SFM Taxable Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured), 6.01%, 7/01/45	850,000	847,791
Illinois – 0.0%(d)
Illinois State Taxable Pension GO Unlimited Bonds, 5.10%, 6/01/33	239,216	239,237
New Jersey – 0.0%(d)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	121,024
	Par(a)	Value
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	$70,000	$73,791
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	29,165
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	95,000	94,020
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	29,220
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	66,486
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	75,728
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	54,563
		422,973
Ohio – 0.0%(d)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	90,092

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Texas – 0.0%(d)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	$75,000	$75,251
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	89,044	88,539
		163,790
Total Municipal Bonds (Cost $2,880,785)		2,620,643

	Number of Shares
Preferred Stocks – 0.0%(d)
Electric Utilities – 0.0%(d)
NextEra Energy Capital Holdings, Inc., 6.50%	500	12,100
NextEra Energy Capital Holdings, Inc. (New York Exchange), 6.50%	5,000	119,750
Total Preferred Stocks (Cost $137,442)		131,850

	Par(a)
Term Loans – 1.4%(c)
Asset Management – 0.2%
HarbourVest Structured Solutions IV Holdings L.P., Term Loan A, (3M USD CME Term SOFR + 2.55%), 6.28%, 9/20/26(g)	$295,812	292,854
IMC Financing LLC, Term Loan B-1, (1M USD CME Term SOFR + 2.50%), 6.22%, 6/21/32(j)	297,000	297,000
MG Azalea L.P., Term Loan, (1M USD CME Term SOFR + 2.10%), 6.45%, 6/24/32(g)	1,052,849	1,050,954
		1,640,808
Commercial Support Services – 0.2%
Aramark Intermediate HoldCo Corp., U.S. Term B-10 Loan, (1M USD CME Term SOFR + 1.75%), 5.48%, 6/22/30	582,952	582,951
Atlas Sp Aircraft Loan, 12/12/30(g)(s)	1,000,000	1,000,400
		1,583,351
	Par(a)	Value
Consumer Cyclical – 0.1%
Burlington Coat Factory Warehouse Corp., Term B-7 Loan, (1M USD CME Term SOFR + 1.75%), 5.48%, 9/24/31	$789,950	$787,975
Electric Utilities – 0.1%
NRG Energy, Inc., 2024 New Term Loan, (1M USD CME Term SOFR + 1.75%), 5.49%, 4/16/31	742,405	741,574
Engineering & Construction – 0.0%(d)
Dycom Industries, Inc., Term Loan B, (3M USD CME Term SOFR + 1.75%), 5.40%, 1/27/33	300,000	300,093
Entertainment Content – 0.1%
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 6/03/33	517,846	518,172
Gas & Water Utilities – 0.1%
Meade Pipeline Co. LLC, Initial Loan, (3M USD CME Term SOFR + 2.00%), 5.68%, 9/22/32(j)	900,000	900,225
Industrial Support Services – 0.0%(d)
Herc Holdings, Inc., Amendment No. 1 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.43%, 6/02/32	398,000	397,785
Institutional Financial Services – 0.0%(d)
Citadel Securities Global Holdings LLC, Term Loan, (3M USD CME Term SOFR + 2.00%), 5.66%, 6/10/33	125,000	124,836
Leisure Facilities & Services – 0.2%
DraftKings, Inc., Term Loan B, (1M USD CME Term SOFR + 1.75%), 5.43%, 3/04/32	495,308	493,861
Entain PLC, Facility B-5, (3M USD CME Term SOFR + 2.25%), 5.98%, 7/31/32	322,562	322,511
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 5.48%, 11/30/30	88,861	87,972

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Leisure Facilities & Services (Continued)
Flutter Entertainment PLC, Third Incremental Term B Loan, (3M USD CME Term SOFR + 2.00%, 0.50% Floor), 5.73%, 6/04/32		$445,500	$442,716
PCI Gaming Authority Term B Facility Loan, (1M USD CME Term SOFR + 2.00%), 5.73%, 7/18/31		123,800	123,590
			1,470,650
Machinery – 0.1%
Crane NXT, Co., Sixth Amendment Refinancing Term B Loan, (1M USD Euribor + 2.25%), 4.45%, 12/15/32	EUR	1,000,000	1,156,056
Metals & Mining – 0.1%
Novelis, Inc., Initial Term Loan, (3M USD CME Term SOFR + 1.75%), 5.48%, 3/11/32		890,978	887,859
Oil & Gas Supply Chain – 0.1%
Colossus AcquireCo LLC, Initial Term Loan, (3M USD CME Term SOFR + 1.75%), 5.37%, 1/31/33		796,000	792,243
Software – 0.1%
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.49%, 9/29/28		22,499	21,077
CoreWeave Compute Acquisition Co., VIII LLC, Fixed Rate Delayed Draw Loan,
(1M USD FIXED + 2.00%), 5.95%, 3/31/32		334,612	334,612
3/31/32(s)		655,560	655,560
CoreWeave Financing DDTL V LLC, Delayed Draw Loan,
(1M USD SOFR + 4.50%), 8.12%, 11/15/31		23,086	23,028
(1M USD SOFR + 4.50%), 8.14%, 11/15/31		5,095	5,083
11/15/31(s)(t)		36,819	36,727
			1,076,087
	Par(a)	Value
Transportation & Logistics – 0.0%(d)
Air Canada Term Loan, (3M USD CME Term SOFR + 1.75%), 5.57%, 3/21/31	$99,492	$99,275
AS Mileage Plan IP Ltd., 2026 Incremental Term Loan, (3M USD CME Term SOFR + 2.00%), 5.73%, 5/12/33	209,475	208,951
		308,226
Transportation Equipment – 0.0%(d)
Allison Transmission, Inc., 2026 Term Loan, (1M USD CME Term SOFR + 1.75%), 5.43%, 1/02/33	399,000	399,331
Total Term Loans (Cost $13,082,921)		13,085,271

U.S. Government Obligations – 13.1%
U.S. Treasury Bonds – 6.0%
4.25%, 5/15/39	64,000	60,075
4.38%, 11/15/39(u)	18,814,000	17,743,954
1.13%, 5/15/40	743,000	453,288
1.13%, 8/15/40	1,173,000	707,970
4.25%, 11/15/40	1,012,700	930,655
1.38%, 11/15/40	1,173,000	730,101
1.88%, 2/15/41	1,663,700	1,112,339
3.75%, 8/15/41	1,029,000	882,930
1.75%, 8/15/41	14,850,000	9,567,809
3.88%, 2/15/43	252,500	215,069
3.75%, 11/15/43	1,009,600	837,928
4.63%, 5/15/44	2,626,000	2,437,564
4.13%, 8/15/44	325,700	282,812
4.63%, 11/15/44	388,000	359,173
2.50%, 2/15/45	2,008,200	1,345,494
2.75%, 11/15/47	1,828,600	1,229,448
3.00%, 2/15/48	593,000	416,397
2.25%, 8/15/49	1,230,000	726,517
1.38%, 8/15/50	389,000	180,308
1.63%, 11/15/50	251,800	124,572
2.38%, 5/15/51	391,300	232,212
2.00%, 8/15/51	389,000	209,741
1.88%, 11/15/51	664,000	345,202
2.25%, 2/15/52	1,286,200	733,737
3.00%, 8/15/52	26,000	17,505
3.63%, 2/15/53	41,000	31,184
3.63%, 5/15/53	35,500	26,972
4.75%, 11/15/53	371,000	341,871
4.63%, 2/15/55	19,000	17,183
4.75%, 5/15/55	11,000	10,155
5.00%, 5/15/56	6,000,000	5,771,250
2.38%, 2/15/55(u)	1,350,000	1,250,248
0.00%, 5/15/45(h)(k)(u)	8,000,000	2,925,841

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
0.00%, 2/15/51(h)	$11,750,000	$3,143,474
0.00%, 5/15/55(h)(k)	5,250,000	1,153,730
		56,554,708
U.S. Treasury Notes – 7.1%
1.25%, 4/15/31(k)	10,975,000	10,830,147
1.38%, 7/15/33	260,000	271,610
2.13%, 1/15/35	4,090,000	4,264,225
1.88%, 7/15/35	4,965,000	4,977,477
1.88%, 1/15/36(k)	1,865,000	1,832,051
2.25%, 8/15/27	1,202,400	1,179,107
3.13%, 8/31/27	6,000	5,933
3.38%, 9/15/27(k)	100,000	99,121
0.38%, 9/30/27	970,000	928,548
4.13%, 10/31/27	1,096,600	1,095,572
0.63%, 11/30/27	12,000	11,449
3.88%, 11/30/27	1,275,500	1,269,671
3.50%, 1/31/28	333,000	329,397
4.00%, 2/29/28	14,000	13,946
3.88%, 3/15/28	1,306,000	1,298,348
1.25%, 3/31/28	1,046,700	996,696
3.63%, 3/31/28	1,520,000	1,504,562
3.50%, 4/30/28	61,000	60,216
4.38%, 8/31/28	1,223,100	1,225,250
1.38%, 12/31/28(k)	4,000	3,734
3.75%, 12/31/28	1,174,700	1,159,649
3.50%, 2/15/29	416,000	407,826
3.50%, 3/15/29	35,000	34,292
2.38%, 3/31/29	697,500	663,551
4.13%, 6/15/29(k)	4,000,000	3,977,812
3.25%, 6/30/29	1,253,600	1,216,678
4.25%, 6/30/29	2,000	1,995
4.13%, 7/15/29	4,400,000	4,375,250
4.00%, 2/28/30	478,000	472,193
4.00%, 5/31/30	2,400,000	2,367,375
3.88%, 6/30/30	31,000	30,426
4.00%, 7/31/30	175,000	172,484
3.75%, 12/31/30	13,000	12,656
3.63%, 12/31/30	6,000,000	5,812,031
3.75%, 1/31/31	3,000	2,919
3.88%, 3/31/31	5,000,000	4,885,937
3.88%, 4/30/31	3,750,000	3,662,988
4.25%, 6/30/31	1,278,500	1,268,112
3.63%, 9/30/31	358,200	344,740
4.13%, 11/30/31	13,000	12,796
4.50%, 12/31/31	321,100	321,690
4.13%, 2/29/32(k)	29,000	28,509
2.88%, 5/15/32	43,600	40,039
4.00%, 7/31/32	11,000	10,711
3.75%, 11/30/32	6,000	5,746
3.88%, 12/31/32(k)	4,000	3,855
	Par(a)	Value
U.S. Treasury Notes (Continued)
4.00%, 1/31/33	$18,000	$17,459
4.00%, 2/15/34	241,800	232,581
3.88%, 8/15/34	16,000	15,192
4.63%, 2/15/35	149,000	148,628
4.00%, 11/15/35	6,000	5,688
4.13%, 2/15/36(k)	19,000	18,157
4.38%, 5/15/36(k)	3,550,000	3,456,812
		67,383,837
Total U.S. Government Obligations (Cost $129,364,148)		123,938,545

	Number of Shares
Investment Companies – 33.5%
BlackRock Allocation Target Shares - BATS, Series A	5,928,904	56,443,168
BondBloxx Bloomberg Ten Year Target Duration U.S. Treasury ETF	225,479	9,981,955
iShares U.S. Treasury Bond ETF	8,913,652	200,111,487
Schwab U.S. TIPS ETF	766,430	19,996,159
Vanguard Total International Bond ETF	627,711	29,985,755
Total Investment Companies (Cost $322,487,651)		316,518,524

	Par(a)/Number of Shares
Short-Term Investments – 4.8%
Corporate Bonds – 0.4%
American National Group, Inc., 5.00%, 6/15/27	$495,000	495,761

Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	47,000	46,411

Caterpillar Financial Services Corp., 5.00%, 5/14/27	100,000	100,578

Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	38,998	38,505

Diamondback Energy, Inc., 3.25%, 12/01/26	990,000	986,155

Discovery Global Holdings, Inc., 3.76%, 3/15/27	2,066,000	2,050,505

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

Vistra Operations Co. LLC, 5.05%, 12/30/26(b)		$35,000	$35,035
			3,752,950
Foreign Issuer Bonds – 0.2%
Brazil Letras do Tesouro Nacional,
0.00%, 10/01/26(h)	BRL	1,610,000	310,679

0.00%, 4/01/27(h)	BRL	385,000	69,881

Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27	BRL	1,119,000	217,451

Egypt Treasury Bill, 19.50%, 7/06/27(v)	EGP	7,000,000	111,789

Enbridge, Inc., 3.70%, 7/15/27		41,000	40,725

India Clean Energy Holdings, 4.50%, 4/18/27		400,000	394,023

Lebanon Government International Bond, 6.85%, 3/23/27(o)		31,000	8,454

Mexican Bonos, 7.00%, 9/03/26	MXN	4,043,300	233,279

Petroleos de Venezuela S.A., 6.00%, 11/15/26(o)		18,000	6,777

Petroleos Mexicanos, 6.49%, 1/23/27		14,000	14,097

Rakuten Group, Inc., (4.74% - 5Y EUR Swap Rate), 4.25%, 4/22/27(l)(m)	EUR	200,000	228,469

TotalEnergies S.E., (5Y EUR Swap Rate + 1.90%), 2.00%, 1/17/27(l)(m)	EUR	100,000	114,250

Worldline S.A., 0.88%, 6/30/27	EUR	100,000	109,810
			1,859,684
Money Market Funds – 3.1%
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(w)(x)		16,796,734	16,796,734

Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(w)		12,786,030	12,786,030
			29,582,764
Mortgage-Backed Securities – 0.2%
CSMC, Series 2022-LION, Class A, (1M CME Term SOFR + 3.44%, 3.59% Floor), 7.12%, 2/15/27(b)(c)		113,000	112,931
	Par(a)/Number of Shares	Value
Mortgage-Backed Securities (Continued)

Station Place Securitization Trust, Series 2025-SP2, Class A1, (1M CME Term SOFR + 1.15%), 4.87%, 9/25/26(b)(c)(g)	$1,750,000	$1,750,000
		1,862,931
U.S. Government Obligations – 0.9%
U.S. Treasury Notes,
4.63%, 10/15/26(k)	53,000	53,079
2.00%, 11/15/26(k)	1,185,800	1,179,424
4.25%, 11/30/26	2,538,000	2,540,677
4.38%, 12/15/26	1,752,700	1,755,712
4.25%, 12/31/26	156,000	156,178
4.00%, 1/15/27(k)	1,032,700	1,033,023
1.88%, 2/28/27	4,000	3,951
4.25%, 3/15/27	392,700	393,273
3.75%, 4/30/27	111,000	110,730
0.50%, 5/31/27	688,000	668,000
4.38%, 7/15/27(k)	24,000	24,050
		7,918,097
Total Short-Term Investments (Cost $44,930,238)		44,976,426

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Call Options - Exchange Traded – 0.0%(d)
10-Year U.S. Treasury Note Future, Strike Price USD 110.00, Expires 8/21/26	2	$216,000	94
3-Month SOFR Future, Strike Price USD 97.50, Expires 9/11/26	218	52,382,675	1,362
3-Month SOFR Future, Strike Price USD 97.50, Expires 3/12/27	156	37,363,950	9,750
			11,206
Call Options - Over the Counter – 0.0%(d)
Chilean Peso vs. U.S. Dollar, Strike Price CLP 975.00, Expires 8/10/26, Counterparty: JPMorgan Chase	2	86,000	33
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 6.90, Expires 6/22/28, Counterparty: BNP Paribas	1	40,000	2,717

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Colombian Pesos vs. U.S. Dollar, Strike Price COP 4,150.00, Expires 8/11/26, Counterparty: BNP Paribas	2	$120,000	$—
Indian Rupee vs. U.S. Dollar, Strike Price INR 97.00, Expires 10/05/26, Counterparty: BNP Paribas	1	3,000	857
Japanese Yen vs. U.S. Dollar, Strike Price JPY 161.00, Expires 9/02/26, Counterparty: BNP Paribas	1	280,000	85,678
Japanese Yen vs. U.S. Dollar, Strike Price JPY 162.00, Expires 8/13/26, Counterparty: JPMorgan Chase	1	415,000	524
Mexican Peso vs. U.S. Dollar, Strike Price MXN 17.60, Expires 8/20/26, Counterparty: Deutsche Bank	2	124,000	368
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,460.00, Expires 10/01/26, Counterparty: JPMorgan Chase	2	110,000	1,359
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,478.00, Expires 8/20/26, Counterparty: HSBC	1	20,000	59
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,580.00, Expires 9/04/26, Counterparty: HSBC	1	84,000	19
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.70, Expires 8/04/26, Counterparty: Morgan Stanley	2	132,000 (y)	561
U.S. Dollar vs. Euro, Strike Price USD 1.16, Expires 9/10/26, Counterparty: Morgan Stanley	1	1,333,000 (z)	7,691
U.S. Dollar vs. Euro, Strike Price USD 1.17, Expires 9/28/26, Counterparty: UBS	2	9,000 (z)	2,927
			102,793
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.0%(d)
Markit CDX North America Investment Grade Index Series 46 (Pay Quarterly): Credit Default Swap Maturing 6/20/2031, Strike Price USD 57.50, Expires 9/16/26, Counterparty: Morgan Stanley	1	$512,000	$476
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 6/20/2031, Strike Price EUR 262.50, Expires 8/19/26, Counterparty: Morgan Stanley	1	75,000	402
Pay 1-Day JPY TONAR (Annually); Receive 1.1% (At Maturity): Interest Rate Swap Maturing 11/05/2027, Strike Price JPY 1.10, Expires 11/02/26, Counterparty: Bank of America	1	322,730,000	16
Pay 1-Day USD SOFR (Annually); Receive 3.25% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.25, Expires 12/28/26, Counterparty: Bank of America	1	2,908,000	1,686
Pay 1-Day USD SOFR (Annually); Receive 3.25% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.25, Expires 12/28/26, Counterparty: Barclays	1	2,908,000	1,686
Pay 1-Day USD SOFR (Annually); Receive 3.3% (Annually): Interest Rate Swap Maturing 9/29/2028, Strike Price USD 3.30, Expires 9/25/26, Counterparty: BNP Paribas	1	3,500,000	368
Pay 1-Day USD SOFR (Annually); Receive 3.3% (Annually): Interest Rate Swap Maturing 9/29/2028, Strike Price USD 3.30, Expires 9/25/26, Counterparty: Toronto-Dominion Bank	1	1,741,000	183

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.35% (Annually): Interest Rate Swap Maturing 9/23/2031, Strike Price USD 3.35, Expires 9/21/26, Counterparty: Barclays	1	$10,000,000	$1,503
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/29/2028, Strike Price USD 3.38, Expires 12/24/26, Counterparty: Bank of America	1	1,745,000	1,316
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/29/2028, Strike Price USD 3.38, Expires 12/24/26, Counterparty: Barclays	1	1,745,000	1,316
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.38, Expires 12/28/26, Counterparty: Barclays	1	2,909,000	2,233
Pay 1-Day USD SOFR (Annually); Receive 3.38% (Annually): Interest Rate Swap Maturing 12/30/2028, Strike Price USD 3.38, Expires 12/28/26, Counterparty: Morgan Stanley	2	5,235,000	4,018
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/28/2028, Strike Price USD 3.43, Expires 9/24/26, Counterparty: JPMorgan Chase	2	3,498,000	562
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/28/2028, Strike Price USD 3.43, Expires 9/24/26, Counterparty: Toronto-Dominion Bank	1	1,745,000	280
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/30/2028, Strike Price USD 3.43, Expires 9/28/26, Counterparty: Citibank	1	$4,680,000	$852
Pay 1-Day USD SOFR (Annually); Receive 3.43% (Annually): Interest Rate Swap Maturing 9/30/2028, Strike Price USD 3.43, Expires 9/28/26, Counterparty: Toronto-Dominion Bank	1	2,286,000	416
Pay 1-Day USD SOFR (Annually); Receive 4.05% (Annually): Interest Rate Swap Maturing 4/03/2038, Strike Price USD 4.05, Expires 3/30/28, Counterparty: Deutsche Bank	1	1,682,355	34,728
Pay 1-Day USD SOFR (Annually); Receive 4.11% (Annually): Interest Rate Swap Maturing 3/29/2038, Strike Price USD 4.11, Expires 3/27/28, Counterparty: Deutsche Bank	1	1,682,356	37,662
Pay 1-Day USD SOFR (Annually); Receive 4.14% (Annually): Interest Rate Swap Maturing 8/18/2056, Strike Price USD 4.14, Expires 8/14/26, Counterparty: Deutsche Bank	1	4,750,000	354
Pay 1-Day USD SOFR (Annually); Receive 4.15% (Annually): Interest Rate Swap Maturing 8/11/2056, Strike Price USD 4.15, Expires 8/07/26, Counterparty: Deutsche Bank	1	1,532,200	4
			90,061
Put Options - Exchange Traded – 0.0%(d)
E-Mini S&P 500, Strike Price USD 7,200.00, Expires 9/18/26	1	374,486	3,313
Euro-Bobl Future, Strike Price EUR 113.50, Expires 8/21/26	2	227,680	461
			3,774

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(d)
Colombian Pesos vs. U.S. Dollar, Strike Price CNH 6.66, Expires 8/31/26, Counterparty: BNP Paribas	1	$10,000	$130
Colombian Pesos vs. U.S. Dollar, Strike Price COP 3,300.00, Expires 9/11/26, Counterparty: BNP Paribas	2	114,000	5,025
Hungarian Forint vs. Euro, Strike Price HUF 339.00, Expires 11/11/26, Counterparty: JPMorgan Chase	2	6,000 (z)	88
Hungarian Forint vs. Euro, Strike Price HUF 345.00, Expires 11/05/26, Counterparty: Barclays	2	6,000 (z)	256
Hungarian Forint vs. Euro, Strike Price HUF 350.00, Expires 8/05/26, Counterparty: Morgan Stanley	2	6,000 (z)	—
Hungarian Forint vs. Euro, Strike Price HUF 351.00, Expires 10/19/26, Counterparty: BNP Paribas	2	9,000 (z)	911
Hungarian Forint vs. U.S. Dollar, Strike Price HUF 315.00, Expires 8/27/26, Counterparty: JPMorgan Chase	2	110,000	983
Indian Rupee vs. U.S. Dollar, Strike Price INR 92.40, Expires 1/08/27, Counterparty: HSBC	2	180,000	274
Indian Rupee vs. U.S. Dollar, Strike Price INR 93.00, Expires 10/05/26, Counterparty: Bank of America	1	8,000	590
Indian Rupee vs. U.S. Dollar, Strike Price INR 94.00, Expires 4/26/27, Counterparty: Bank of America	1	3,000	507
Indonesian Rupiah vs. U.S. Dollar, Strike Price IDR 17,000.00, Expires 12/10/26, Counterparty: Bank of America	1	6,000	239
Japanese Yen vs. U.S. Dollar, Strike Price JPY 162.00, Expires 8/13/26, Counterparty: JPMorgan Chase	1	415,000	8,312
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.25, Expires 8/06/26, Counterparty: HSBC	2	$116,000	$57
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,478.00, Expires 8/20/26, Counterparty: HSBC	1	20,000	544
Taiwan New Dollar vs. U.S. Dollar, Strike Price TWD 31.00, Expires 8/24/26, Counterparty: Bank of America	1	200,000	35
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.69, Expires 8/06/26, Counterparty: Morgan Stanley	2	260,000 (y)	35
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 8/13/26, Counterparty: Barclays	2	8,000 (z)	173
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 8/25/26, Counterparty: UBS	2	154,000 (z)	156
U.S. Dollar vs. Euro, Strike Price USD 1.13, Expires 8/26/26, Counterparty: UBS	2	97,000 (z)	8,330
U.S. Dollar vs. Euro, Strike Price USD 1.14, Expires 8/13/26, Counterparty: Citibank	2	249,000 (z)	258
U.S. Dollar vs. Thai Baht, Strike Price THB 33.50, Expires 8/11/26, Counterparty: Bank of America	2	110,000 (aa)	713
			27,616
Put Swaptions - Over the Counter – 0.0%(d)
Pay 2.52% (Annually); Receive 1-Day JPY TONAR (Annually): Interest Rate Swap Maturing 9/07/2036, Strike Price JPY 2.52, Expires 9/03/26, Counterparty: Bank of America	1	10,000,000	1,352
Pay 2.9% (Annually); Receive 6M EUR EURIBOR (Semi-Annually): Interest Rate Swap Maturing 9/01/2028, Strike Price EUR 2.90, Expires 8/28/26, Counterparty: Citibank	1	3,239,000	12,818

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter (Continued)
Pay 4.05% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 04/03/2038, Strike Price USD 4.05, Expires 3/30/28, Counterparty: Deutsche Bank	1	$1,682,355	$80,060
Pay 4.11% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/29/2038, Strike Price USD 4.11, Expires 3/27/28, Counterparty: Deutsche Bank	1	1,682,356	75,223
Pay 4.15% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 8/31/2028, Strike Price USD 4.15, Expires 8/27/26, Counterparty: Citibank	1	3,239,000	6,015
Pay 5.5% (Annually); Receive 1-Day GBP Sterling Overnight Index Average Rate (Annually): Interest Rate Swap Maturing 11/09/2028, Strike Price GBP 5.50, Expires 11/09/26, Counterparty: Citibank	1	1,747,000	846
			176,314
Total Purchased Options (Premiums Paid $781,278)			411,764

Total Long Positions – 110.4% (Cost $1,067,576,608)	1,044,610,908

	Par(a)	Value
Short Positions – (3.7)%(ac)
Mortgage-Backed Securities – (3.7)%
Uniform Mortgage-Backed Securities – (3.7)%
Pool,
2.00%, 8/01/41 - 8/01/56(e)	(1,890,000)	(1,598,006)
2.50%, 8/01/41 - 8/01/53(e)	(245,000)	(210,516)
3.00%, 8/01/41(e)	(188,000)	(175,515)
3.50%, 8/01/41(e)	(38,000)	(35,739)
4.50%, 8/01/53 - 9/01/53(e)	(26,494,000)	(24,842,919)
5.00%, 8/01/53(e)	(8,918,541)	(8,606,088)
(35,468,783)
	Par(a)	Value
Government National Mortgage Association – (0.0)%(d)
Pool, 3.50%, 8/01/56(e)	$(23,000)	$(20,130)
Total Mortgage-Backed Securities (Proceeds $35,906,973)		(35,488,913)
Total Short Positions – (3.7)% (Proceeds $35,906,973)		(35,488,913)
Total Written Options – (0.2)% (Premiums Received $1,240,639)		(1,475,207)
Liabilities less Other Assets – (6.5)%(ab)		(61,672,135)
NET ASSETS – 100.0%		$945,974,653
Percentages shown are based on Net Assets.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $213,795,776 or 22.60% of net assets.

(c)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.
(f)	Step coupon bond. Rate as of July 31, 2026 is disclosed.
(g)	Investment is valued using significant unobservable inputs (Level 3) (See table below).
(h)	Zero coupon bond.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2026 is disclosed.

(j)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $4,104,465 or 0.43% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
IMC Financing LLC, Term Loan B-1, 6.22%, 6/21/32	7/31/2026	$295,753
Indigo Overseas Projects Co. Ltd., 5.90%, 3/31/32	5/28/26-7/01/26	357,138
Meade Pipeline Co. LLC, Initial Loan, 5.68%, 9/22/32	9/18/2025	897,750
Nassau Cos. of New York (The), 7.88%, 7/15/30	7/08/25-1/06/26	138,659
Vantage Data Centers LLC, 5.13%, 8/15/55	8/07/2025	850,000
VB-S1 Issuer LLC, 4.69%, 3/15/56	2/04/2026	1,063,304
VB-S1 Issuer LLC, 5.19%, 3/15/56	2/04/2026	546,210

(k)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $40,701,933.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2026 is disclosed.
(n)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(o)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(p)	Security is an Interest Only Strip.
(q)	Maturity date represents the prerefunded date.
(r)	Century bond maturing in 2112.
(s)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement date.
(t)	Unfunded loan commitment. As of July 31, 2026, total value of unfunded loan commitment is $36,727.
(u)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(v)	Discount rate at the time of purchase.
(w)	7-day current yield as of July 31, 2026 is disclosed.
(x)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $16,796,734 and total non-cash collateral has a value of $24,857,007.
(y)	The notional amount is AUD.
(z)	The notional amount is EUR.
(aa)	The notional amount is THB.
(ab)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, and swap contracts.
(ac)	Securities sold short are not owned by the Fund.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
12MTA	12 Month Treasury Average
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AG	Assured Guaranty
ARS	Argentine Peso
AUD	Australian Dollar
BATS	Better Alternative Trading System
BBSW	Bank Bill Swap Rate
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CETIP	Câmara de Custódia e Liquidação
CLICP	Sinacofi Chile Interbank Rate
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
CNRR	China Fixing Repo Rate
CNY	Chinese Offshore Yuan
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
DDTL	Delayed Draw Term Loan
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GO	Government Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KLIBOR	Kuala Lumpur Interbank Offered Rate
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MIBOR	Mumbai Interbank Offered Rate
MXN	Mexican Peso
OAT	Obligations Assimilables du Trésor
PCL	Public Company Limited
PEN	Peruvian Nuevo Sole
PFA	Public Finance Authority

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
PYG	Paraguay Guarani
REIT	Real Estate Investment Trust
RON	Romania New Leu
S&P	Standards & Poor’s
SFM	Single Family Mortgage
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TIIE	Tasa de Interés Interbancaria de Equilibrio
TIPS	Treasury Inflation Protected Securities
TONAR	Tokyo Overnight Average Rate
TRB	Tax Revenue Bonds
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguay Peso
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund

Futures Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	12	9/08/2026	EUR	1,608,229	$(23,123)
Euro-OAT	3	9/08/2026	EUR	405,205	(2,708)
Short Euro-BTP	2	9/08/2026	EUR	245,263	(681)
10-Year U.S. Treasury Note	56	9/21/2026	USD	6,048,000	(32,317)
U.S. Treasury Long Bond	111	9/21/2026	USD	12,022,687	(241,720)
Ultra 10-Year U.S. Treasury Note	78	9/21/2026	USD	8,556,844	(122,397)
Ultra U.S. Treasury Bond	76	9/21/2026	USD	8,336,250	(292,299)
2-Year U.S. Treasury Note	37	9/30/2026	USD	7,607,547	(18,500)
5-Year U.S. Treasury Note	91	9/30/2026	USD	9,643,867	(87,353)
CME 3-Month SOFR	62	3/16/2027	USD	14,867,600	(101,200)
CME 3-Month SOFR	2	6/15/2027	USD	479,025	(1,375)
CME 3-Month SOFR	12	12/14/2027	USD	2,874,150	(3,541)
CME 3-Month SOFR	19	3/14/2028	USD	4,553,113	(39,887)
CME 3-Month SOFR	19	3/21/2029	USD	4,554,538	(27,998)
Total Long Contracts					$(995,099)
Short Contracts
Euro-Bobl	(8)	9/08/2026	EUR	1,050,197	$785
Euro-Bund	(36)	9/08/2026	EUR	5,162,607	43,125
30-Year Euro-Buxl	(2)	9/10/2026	EUR	244,053	7,620
10-Year Australian Treasury Bond	(3)	9/15/2026	AUD	228,239	(834)
2-Year U.S. Treasury Note	(67)	9/30/2026	USD	13,775,828	6,462
5-Year U.S. Treasury Note	(11)	9/30/2026	USD	1,165,742	2,284
Total Short Contracts					$59,442
					$(935,657)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/16/26	U.S. Dollars	6,670,898	Euro	5,721,000	Wells Fargo	$61,056
9/16/26	Colombian Pesos	577,389,420	U.S. Dollars	159,000	Morgan Stanley	21,975
8/18/26	Mexican Pesos	3,987,709	U.S. Dollars	211,768	Morgan Stanley	18,115
8/04/26	Brazilian Reals	5,387,345	U.S. Dollars	1,048,687	Barclays	12,947
8/24/26	U.S. Dollars	800,828	South African Rand	13,047,755	Bank of America	12,599
9/16/26	Brazilian Reals	1,832,852	U.S. Dollars	345,857	HSBC	11,573
9/16/26	Colombian Pesos	285,765,186	U.S. Dollars	78,888	Citibank	10,681

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
12/16/26	U.S. Dollars	867,224	Hong Kong Dollars	6,700,000	Citibank	$9,361
8/24/26	U.S. Dollars	194,204	Hungarian Forints	58,785,964	RBS	8,618
8/24/26	U.S. Dollars	417,530	Polish Zloty	1,527,896	Wells Fargo	8,547
9/17/26	Australian Dollars	600,000	U.S. Dollars	413,466	Morgan Stanley	8,346
9/17/26	Mexican Pesos	11,734,522	U.S. Dollars	666,656	UBS	8,066
8/26/26	Colombian Pesos	551,019,572	U.S. Dollars	168,222	Citibank	5,346
8/24/26	U.S. Dollars	264,333	Indonesian Rupiahs	4,693,758,695	Barclays	4,505
9/16/26	Japanese Yen	25,106,928	U.S. Dollars	154,000	HSBC	4,404
8/27/26	Indian Rupees	35,755,453	U.S. Dollars	370,260	BNP Paribas	3,604
8/26/26	Thai Baht	7,535,637	U.S. Dollars	222,816	HSBC	3,328
8/04/26	Brazilian Reals	545,160	U.S. Dollars	104,302	Morgan Stanley	3,128
8/24/26	U.S. Dollars	217,618	Philippine Pesos	13,141,941	Barclays	3,063
8/26/26	Hungarian Forints	124,891,985	U.S. Dollars	391,192	JPMorgan Chase	3,050
8/26/26	Polish Zloty	701,202	U.S. Dollars	184,935	Barclays	2,760
9/16/26	U.S. Dollars	286,902	Indonesian Rupiahs	5,150,000,000	Deutsche Bank	2,555
8/18/26	Mexican Pesos	781,600	U.S. Dollars	42,548	Goldman Sachs	2,510
9/16/26	South African Rand	6,519,586	U.S. Dollars	390,820	Goldman Sachs	2,307
9/16/26	South African Rand	8,639,862	U.S. Dollars	518,786	Citibank	2,191
10/09/26	U.S. Dollars	50,343	Chilean Pesos	44,744,940	Morgan Stanley	2,188
8/24/26	U.S. Dollars	534,313	Mexican Pesos	9,236,095	UBS	2,151
8/04/26	Brazilian Reals	348,815	U.S. Dollars	66,964	Goldman Sachs	1,774
9/16/26	Polish Zloty	395,076	U.S. Dollars	104,015	HSBC	1,737
8/26/26	Mexican Pesos	5,689,168	U.S. Dollars	326,124	Toronto-Dominion Bank	1,615
10/09/26	U.S. Dollars	34,425	Chilean Pesos	30,490,559	Citibank	1,611
8/26/26	Czech Republic Koruna	3,632,813	U.S. Dollars	171,412	Citibank	1,593
9/16/26	U.S. Dollars	180,745	Indonesian Rupiahs	3,246,143,482	Citibank	1,516
9/16/26	U.S. Dollars	425,940	Euro	367,370	Goldman Sachs	1,493
9/02/26	Brazilian Reals	2,427,640	U.S. Dollars	473,296	Barclays	1,477
9/16/26	U.S. Dollars	185,000	Indonesian Rupiahs	3,324,228,000	Bank of America	1,459
9/16/26	South Korean Won	50,000,000	U.S. Dollars	33,234	JPMorgan Chase	1,434
8/24/26	Czech Republic Koruna	2,786,518	U.S. Dollars	131,337	Citibank	1,363
8/12/26	Peruvian Nuevo Soles	667,485	U.S. Dollars	195,000	Citibank	1,318
9/17/26	U.S. Dollars	50,321	Malaysian Ringgit	200,000	Goldman Sachs	1,310
9/17/26	Mexican Pesos	2,546,318	U.S. Dollars	145,155	State Street	1,255
9/17/26	U.S. Dollars	37,869	Malaysian Ringgit	150,000	Barclays	1,111

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	56,786	Taiwan Dollars	1,800,000	BNP Paribas	$979
8/26/26	Chinese Offshore Yuan	2,227,217	U.S. Dollars	329,497	Barclays	952
8/26/26	Australian Dollars	159,000	U.S. Dollars	110,909	JPMorgan Chase	911
9/16/26	U.S. Dollars	136,357	Indonesian Rupiahs	2,453,917,500	State Street	869
8/26/26	South Korean Won	44,396,080	U.S. Dollars	29,990	UBS	831
8/26/26	Colombian Pesos	109,506,500	British Pounds	25,000	Bank of America	801
9/17/26	U.S. Dollars	228,402	Euro	197,000	JPMorgan Chase	786
8/26/26	South Korean Won	38,439,180	U.S. Dollars	26,000	HSBC	685
9/17/26	Mexican Pesos	2,385,524	U.S. Dollars	136,550	HSBC	615
1/13/27	Indian Rupees	5,200,000	U.S. Dollars	53,050	JPMorgan Chase	607
8/26/26	Romanian Leu	281,360	U.S. Dollars	61,146	BNP Paribas	575
9/16/26	Romanian Leu	216,501	U.S. Dollars	46,951	Citibank	491
9/16/26	Philippine Pesos	6,900,000	U.S. Dollars	112,049	Morgan Stanley	486
9/17/26	U.S. Dollars	218,378	Australian Dollars	310,000	Morgan Stanley	442
9/16/26	U.S. Dollars	154,000	Japanese Yen	24,343,704	Morgan Stanley	411
8/26/26	Japanese Yen	2,602,796	U.S. Dollars	16,000	Bank of America	393
9/16/26	U.S. Dollars	56,130	Indonesian Rupiahs	1,010,000,000	BNP Paribas	366
8/26/26	Philippine Pesos	1,670,490	U.S. Dollars	27,000	Bank of America	271
8/26/26	Euro	19,948	U.S. Dollars	22,795	JPMorgan Chase	232
8/26/26	Philippine Pesos	1,729,224	U.S. Dollars	28,000	Morgan Stanley	230
9/16/26	Czech Republic Koruna	435,784	U.S. Dollars	20,557	Morgan Stanley	201
8/24/26	U.S. Dollars	54,384	Peruvian Nuevo Soles	184,308	Citibank	200
9/16/26	U.S. Dollars	56,435	Australian Dollars	80,000	UBS	193
9/16/26	U.S. Dollars	71,678	Canadian Dollars	100,000	Goldman Sachs	192
8/24/26	U.S. Dollars	17,537	Hungarian Forints	5,500,702	UBS	171
8/24/26	Turkish Lira	940,070	U.S. Dollars	19,224	BNP Paribas	163
10/22/26	Egyptian Pounds	2,425,564	U.S. Dollars	45,643	Citibank	153
8/26/26	Japanese Yen	1,156,062	Canadian Dollars	10,000	Deutsche Bank	140
8/24/26	U.S. Dollars	39,644	Indonesian Rupiahs	713,713,628	Citibank	136
8/24/26	Chinese Offshore Yuan	447,385	U.S. Dollars	66,233	Bank of America	135
8/26/26	Australian Dollars	26,585	U.S. Dollars	18,564	BNP Paribas	133
9/16/26	U.S. Dollars	114,557	Chinese Offshore Yuan	770,000	HSBC	126
9/17/26	U.S. Dollars	15,000	Indonesian Rupiahs	269,644,500	Barclays	113
8/26/26	Euro	41,088	Hungarian Forints	14,993,833	Bank of America	100
8/24/26	U.S. Dollars	66,777	Chinese Offshore Yuan	449,497	Deutsche Bank	95
10/23/26	U.S. Dollars	25,844	Peruvian Nuevo Soles	87,820	Citibank	93

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	34,342	Philippine Pesos	2,100,000	Citibank	$92
9/16/26	Chinese Offshore Yuan	447,385	U.S. Dollars	66,408	Morgan Stanley	78
8/20/26	South Korean Won	4,470,000	U.S. Dollars	3,033	Citibank	77
8/26/26	Chilean Pesos	41,890,950	U.S. Dollars	45,000	UBS	64
8/24/26	Polish Zloty	31,598	U.S. Dollars	8,395	State Street	63
8/26/26	Malaysian Ringgit	294,214	U.S. Dollars	72,000	Barclays	58
8/24/26	Peruvian Nuevo Soles	185,474	U.S. Dollars	54,469	Barclays	58
8/20/26	South Korean Won	2,900,000	U.S. Dollars	1,976	Deutsche Bank	42
8/26/26	Peruvian Nuevo Soles	85,180	U.S. Dollars	25,000	Deutsche Bank	40
8/26/26	U.S. Dollars	16,000	Japanese Yen	2,534,600	Societe Generale	37
8/20/26	South Korean Won	2,400,000	U.S. Dollars	1,636	BNP Paribas	34
8/26/26	Euro	7,000	Japanese Yen	1,278,760	Goldman Sachs	27
10/23/26	Peruvian Nuevo Soles	88,226	U.S. Dollars	25,844	Barclays	26
8/20/26	U.S. Dollars	2,109	South Korean Won	3,000,000	HSBC	22
8/24/26	U.S. Dollars	2,083	Czech Republic Koruna	43,357	Societe Generale	19
8/04/26	Brazilian Reals	82,034	Euro	14,000	Societe Generale	19
8/20/26	South Korean Won	5,592,410	U.S. Dollars	3,874	HSBC	18
8/26/26	U.S. Dollars	14,000	Turkish Lira	679,420	Citibank	12
8/26/26	Canadian Dollars	10,000	Japanese Yen	1,132,279	Societe Generale	10
9/16/26	U.S. Dollars	1,164	Euro	1,000	Deutsche Bank	8
10/26/26	Nigerian Naira	42,429,690	U.S. Dollars	30,060	Societe Generale	8
8/04/26	Euro	14,000	Brazilian Reals	81,903	Goldman Sachs	7
8/20/26	U.S. Dollars	1,049	South Korean Won	1,500,000	Barclays	5
8/20/26	U.S. Dollars	1,046	South Korean Won	1,500,000	Citibank	2
Total Unrealized Appreciation						$276,143

8/20/26	South Korean Won	1,500,000	U.S. Dollars	1,044	Barclays	$(1)
8/24/26	U.S. Dollars	6,852	Uruguayan Pesos	276,296	Citibank	(6)
8/20/26	South Korean Won	2,983,016	U.S. Dollars	2,084	HSBC	(8)
8/24/26	Peruvian Nuevo Soles	7,657	U.S. Dollars	2,259	Citibank	(8)
8/04/26	U.S. Dollars	314	Brazilian Reals	1,640	Morgan Stanley	(9)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
8/24/26	U.S. Dollars	1,692	Czech Republic Koruna	35,781	Bank of America	$(12)
9/02/26	Brazilian Reals	82,576	Euro	14,000	Goldman Sachs	(17)
8/26/26	Japanese Yen	1,279,208	Euro	7,000	Citibank	(24)
8/20/26	U.S. Dollars	983	South Korean Won	1,450,000	Deutsche Bank	(26)
10/16/26	U.S. Dollars	3,438	Euro	2,998	Citibank	(30)
8/20/26	U.S. Dollars	1,708	South Korean Won	2,500,000	Barclays	(32)
9/16/26	U.S. Dollars	54,741	Singapore Dollars	70,000	Citibank	(33)
8/24/26	U.S. Dollars	3,851	Turkish Lira	188,433	Morgan Stanley	(35)
9/29/26	U.S. Dollars	4,559	Romanian Leu	21,003	HSBC	(41)
8/20/26	U.S. Dollars	2,369	South Korean Won	3,470,000	Bank of America	(46)
8/26/26	Peruvian Nuevo Soles	115,501	U.S. Dollars	34,000	Barclays	(47)
8/26/26	Japanese Yen	8,089,900	U.S. Dollars	51,000	Barclays	(48)
8/24/26	U.S. Dollars	5,481	Romanian Leu	25,203	HSBC	(48)
8/20/26	U.S. Dollars	5,959	South Korean Won	8,640,000	Citibank	(53)
10/23/26	U.S. Dollars	3,429	Peruvian Nuevo Soles	11,880	Citibank	(54)
9/16/26	U.S. Dollars	54,719	Singapore Dollars	70,000	HSBC	(55)
8/26/26	U.S. Dollars	46,347	Australian Dollars	66,000	Barclays	(69)
8/04/26	U.S. Dollars	8,000	Brazilian Reals	40,956	Societe Generale	(71)
8/20/26	U.S. Dollars	3,475	South Korean Won	5,100,000	JPMorgan Chase	(74)
8/20/26	U.S. Dollars	5,209	South Korean Won	7,600,000	HSBC	(78)
10/01/26	U.S. Dollars	10,000	Indian Rupees	968,200	HSBC	(89)
8/26/26	Japanese Yen	2,048,500	U.S. Dollars	13,000	Goldman Sachs	(98)
8/24/26	Philippine Pesos	1,084,320	U.S. Dollars	17,817	Bank of America	(115)
8/26/26	U.S. Dollars	24,000	Canadian Dollars	33,771	BNP Paribas	(118)
8/24/26	U.S. Dollars	31,623	Hungarian Forints	10,059,940	Citibank	(134)
10/23/26	U.S. Dollars	15,396	Peruvian Nuevo Soles	53,000	Barclays	(145)
9/16/26	U.S. Dollars	66,335	Chinese Offshore Yuan	447,385	Bank of America	(151)
8/24/26	Philippine Pesos	1,164,374	U.S. Dollars	19,164	Deutsche Bank	(154)
9/29/26	U.S. Dollars	13,595	Romanian Leu	62,802	Citibank	(158)
9/29/26	U.S. Dollars	18,147	Romanian Leu	83,738	BNP Paribas	(191)
8/24/26	U.S. Dollars	33,645	Mexican Pesos	587,450	JPMorgan Chase	(202)
8/24/26	U.S. Dollars	23,173	Romanian Leu	106,546	BNP Paribas	(203)
8/24/26	U.S. Dollars	18,773	Romanian Leu	86,535	Citibank	(212)
8/26/26	Chilean Pesos	88,912,839	U.S. Dollars	95,866	Morgan Stanley	(217)
9/16/26	Singapore Dollars	70,000	U.S. Dollars	55,063	HSBC	(290)
9/16/26	Philippine Pesos	2,100,000	U.S. Dollars	34,548	HSBC	(298)
9/16/26	Singapore Dollars	70,000	U.S. Dollars	55,155	Standard Chartered Bank	(382)
8/26/26	Colombian Pesos	90,828,000	U.S. Dollars	29,000	Deutsche Bank	(389)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	Indonesian Rupiahs	3,041,269,416	U.S. Dollars	168,313	HSBC	$(395)
8/26/26	Chilean Pesos	50,748,500	U.S. Dollars	55,000	UBS	(407)
8/26/26	Colombian Pesos	182,784,100	U.S. Dollars	58,000	Citibank	(423)
8/26/26	U.S. Dollars	41,942	Euro	36,703	JPMorgan Chase	(428)
8/24/26	U.S. Dollars	50,260	Philippine Pesos	3,105,720	Morgan Stanley	(444)
9/16/26	Philippine Pesos	1,739,478	U.S. Dollars	28,833	Deutsche Bank	(463)
9/16/26	Indonesian Rupiahs	2,465,000,000	U.S. Dollars	136,565	Goldman Sachs	(465)
9/16/26	South African Rand	1,308,000	U.S. Dollars	79,338	HSBC	(466)
8/26/26	U.S. Dollars	32,000	Polish Zloty	121,332	Barclays	(478)
9/17/26	U.S. Dollars	60,783	Malaysian Ringgit	250,000	Barclays	(481)
8/24/26	U.S. Dollars	91,405	Mexican Pesos	1,595,689	Barclays	(535)
9/16/26	U.S. Dollars	106,564	Indonesian Rupiahs	1,940,000,000	Goldman Sachs	(549)
8/26/26	U.S. Dollars	56,000	South African Rand	936,639	Citibank	(574)
8/03/26	Taiwan Dollars	1,661,400	U.S. Dollars	52,000	Goldman Sachs	(583)
8/24/26	U.S. Dollars	47,123	Czech Republic Koruna	1,001,878	UBS	(588)
8/26/26	Colombian Pesos	90,190,000	U.S. Dollars	29,000	BNP Paribas	(590)
9/16/26	U.S. Dollars	23,734	Japanese Yen	3,866,805	Barclays	(662)
8/04/26	U.S. Dollars	20,739	Turkish Lira	1,020,731	Barclays	(670)
9/16/26	Indonesian Rupiahs	2,520,091,751	U.S. Dollars	139,851	Citibank	(709)
1/13/27	U.S. Dollars	54,003	Thai Baht	1,800,000	JPMorgan Chase	(717)
9/16/26	U.S. Dollars	135,386	British Pounds	101,000	HSBC	(734)
8/26/26	Malaysian Ringgit	1,884,529	U.S. Dollars	462,291	Barclays	(740)
8/24/26	U.S. Dollars	7,566	Colombian Pesos	26,458,662	Bank of America	(772)
8/26/26	U.S. Dollars	31,500	Colombian Pesos	102,460,050	UBS	(774)
8/26/26	U.S. Dollars	55,990	South Korean Won	81,778,994	Barclays	(782)
8/26/26	U.S. Dollars	159,000	Canadian Dollars	223,752	Deutsche Bank	(795)
8/26/26	U.S. Dollars	52,000	Polish Zloty	197,233	Citibank	(795)
9/16/26	Brazilian Reals	1,804,000	U.S. Dollars	352,599	Societe Generale	(795)
8/04/26	U.S. Dollars	41,000	Brazilian Reals	212,216	Citibank	(820)
8/26/26	U.S. Dollars	107,641	British Pounds	80,500	JPMorgan Chase	(850)
8/24/26	U.S. Dollars	59,946	Czech Republic Koruna	1,279,217	Citibank	(973)
9/17/26	Malaysian Ringgit	600,000	U.S. Dollars	148,008	Barclays	(975)
8/26/26	U.S. Dollars	36,000	Colombian Pesos	117,424,800	Wells Fargo	(988)
9/16/26	Taiwan Dollars	1,800,000	U.S. Dollars	56,998	Citibank	(1,191)
8/26/26	U.S. Dollars	51,000	Japanese Yen	8,296,413	Bank of America	(1,253)
9/16/26	U.S. Dollars	218,183	Euro	189,937	JPMorgan Chase	(1,264)
12/16/26	Hong Kong Dollars	1,344,882	U.S. Dollars	173,464	BNP Paribas	(1,266)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	388,763	Japanese Yen	61,841,274	BNP Paribas	$(1,405)
8/24/26	U.S. Dollars	95,336	Czech Republic Koruna	2,032,321	Morgan Stanley	(1,448)
8/24/26	U.S. Dollars	144,503	Euro	126,465	UBS	(1,474)
12/16/26	Hong Kong Dollars	1,588,670	U.S. Dollars	204,897	HSBC	(1,485)
9/16/26	U.S. Dollars	110,986	Philippine Pesos	6,900,000	HSBC	(1,550)
9/16/26	U.S. Dollars	147,966	British Pounds	111,000	State Street	(1,632)
4/02/27	U.S. Dollars	63,648	Brazilian Reals	349,364	Goldman Sachs	(1,757)
9/02/26	U.S. Dollars	626,607	Brazilian Reals	3,214,000	Barclays	(1,955)
9/16/26	Indonesian Rupiahs	3,410,000,000	U.S. Dollars	190,237	Bank of America	(1,961)
9/16/26	U.S. Dollars	32,680	South Korean Won	50,000,000	BNP Paribas	(1,988)
8/26/26	U.S. Dollars	57,000	Colombian Pesos	187,302,000	Citibank	(1,999)
8/24/26	U.S. Dollars	155,123	Polish Zloty	588,063	BNP Paribas	(2,288)
9/16/26	U.S. Dollars	383,829	Philippine Pesos	23,674,385	Bank of America	(2,290)
8/26/26	South African Rand	6,243,447	U.S. Dollars	379,557	HSBC	(2,444)
9/16/26	Polish Zloty	706,959	U.S. Dollars	191,727	State Street	(2,491)
9/17/26	Indonesian Rupiahs	6,287,434,251	U.S. Dollars	349,671	HSBC	(2,554)
9/17/26	U.S. Dollars	522,531	Australian Dollars	747,000	JPMorgan Chase	(2,625)
9/17/26	U.S. Dollars	522,338	Australian Dollars	747,000	Bank of America	(2,818)
8/17/26	U.S. Dollars	349,552	Canadian Dollars	494,000	JPMorgan Chase	(3,103)
12/16/26	Hong Kong Dollars	3,766,448	U.S. Dollars	485,806	UBS	(3,552)
9/17/26	U.S. Dollars	461,382	Mexican Pesos	8,093,533	Bank of America	(3,987)
8/24/26	U.S. Dollars	109,927	Colombian Pesos	361,902,504	Barclays	(4,125)
9/16/26	U.S. Dollars	585,635	Euro	511,000	State Street	(4,756)
9/16/26	U.S. Dollars	1,416,116	British Pounds	1,055,000	Deutsche Bank	(5,731)
8/18/26	U.S. Dollars	267,600	Mexican Pesos	4,769,309	HSBC	(7,340)
9/16/26	U.S. Dollars	84,518	Colombian Pesos	295,663,610	Citibank	(8,154)
9/16/26	U.S. Dollars	518,786	South African Rand	8,744,864	Citibank	(8,523)
9/08/26	U.S. Dollars	156,402	Colombian Pesos	532,550,587	State Street	(10,833)
9/16/26	U.S. Dollars	340,525	Brazilian Reals	1,804,000	Deutsche Bank	(11,278)
8/24/26	U.S. Dollars	134,777	Colombian Pesos	468,875,908	Citibank	(12,986)
8/17/26	U.S. Dollars	1,537,373	Euro	1,345,000	JPMorgan Chase	(14,695)
9/16/26	U.S. Dollars	2,104,870	Euro	1,838,000	Deutsche Bank	(18,692)
9/16/26	U.S. Dollars	638,316	Brazilian Reals	3,370,699	Morgan Stanley	(19,013)
8/04/26	U.S. Dollars	1,158,362	Brazilian Reals	5,975,558	Barclays	(19,186)
Total Unrealized Depreciation						$(222,983)
Net Unrealized Appreciation						$53,160

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	218	USD	52,382,675	98.00	9/11/2026	$(1,362)
3-Month SOFR Future	156	USD	37,363,950	98.00	3/12/2027	(6,825)
Euro-Bobl Future	1	EUR	113,840	114.50	8/21/2026	(98)
Euro-Bobl Future	1	EUR	113,840	114.75	8/21/2026	(52)
Total Written Call Options Contracts (Premiums Received $85,445)						$(8,337)

Written Put Option Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR Future	5	USD	1,199,000	96.06	12/11/2026	$(3,125)
E-Mini S&P 500	1	USD	374,486	6,700.00	9/18/2026	(1,150)
Total Written Put Options Contracts (Premiums Received $4,671)						$(4,275)

Written Call Option Contracts outstanding at July 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chilean Peso vs. U.S. Dollar	Morgan Stanley	2	USD	86,000	CLP	975.00	8/10/2026	$(33)
Chinese Yuan vs. U.S. Dollar	HSBC	2	USD	127,000	CNH	6.74	9/22/2026	(329)
Colombian Pesos vs. U.S. Dollar	BNP Paribas	2	USD	60,000	COP	4,150.00	8/06/2026	—
Colombian Pesos vs. U.S. Dollar	Goldman Sachs	2	USD	60,000	COP	4,150.00	8/11/2026	—
Colombian Pesos vs. U.S. Dollar	Citibank	2	USD	60,000	COP	3,500.00	9/18/2026	(146)
Colombian Pesos vs. U.S. Dollar	Barclays	2	USD	58,000	COP	3,500.00	10/01/2026	(210)
Colombian Pesos vs. U.S. Dollar	BNP Paribas	2	USD	57,000	COP	3,400.00	10/13/2026	(475)
Hungarian Forint vs. Euro	JPMorgan Chase	2	EUR	48,000	HUF	370.00	9/28/2026	(528)
Hungarian Forint vs. Euro	JPMorgan Chase	2	EUR	59,000	HUF	380.00	11/11/2026	(505)
Indian Rupee vs. U.S. Dollar	Standard Chartered Bank	2	USD	129,000	INR	95.00	8/14/2026	(968)
Indian Rupee vs. U.S. Dollar	Goldman Sachs	2	USD	61,500	INR	96.15	9/08/2026	(308)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at July 31, 2026: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Indian Rupee vs. U.S. Dollar	Bank of America	1	USD	3,000	INR	97.00	10/05/2026	$(857)
South Korean Won vs. U.S. Dollar	JPMorgan Chase	2	USD	165,000	KRW	1,500.00	10/01/2026	(858)
Turkish Lira vs. U.S. Dollar	UBS	2	USD	57,000	TRY	49.00	9/04/2026	(475)
Total Written OTC Call Options Contracts (Premiums Received $11,630)								$(5,692)

Written Put Option Contracts outstanding at July 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Citibank	2	USD	75,000	BRL	5.25	8/31/2026	$(2,430)
Colombian Pesos vs. U.S. Dollar	BNP Paribas	2	USD	114,000	COP	3,200.00	9/11/2026	(2,427)
Indian Rupee vs. U.S. Dollar	BNP Paribas	1	USD	8,000	INR	93.00	10/05/2026	(591)
South African Rand vs. U.S. Dollar	Deutsche Bank	2	USD	116,000	ZAR	16.25	8/06/2026	(57)
Taiwan New Dollar vs. U.S. Dollar	Bank of America	1	USD	200,000	TWD	30.15	8/24/2026	(5)
Total Written OTC Put Options Contracts (Premiums Received $5,928)								$(5,510)

Written Call Interest Rate Swaption Contracts outstanding at July 31, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 11/10/2037	3.87% (Annually)	1-Day USD SOFR (Annually)	Bank of America	11/08/2027	3.87%	1,530,000	$(20,243)
Interest Rate Swap Maturing 12/20/2037	4.03% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	12/16/2027	4.03	1,510,000	(27,183)
Interest Rate Swap Maturing 2/02/2038	4.10% (Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	1/31/2028	4.10	1,707,000	(36,001)
Interest Rate Swap Maturing 3/08/2037	3.71% (Annually)	1-Day USD SOFR (Annually)	Citibank	3/04/2027	3.71	832,000	(3,447)
Interest Rate Swap Maturing 3/17/2037	3.87 (Annually)	1-Day USD SOFR (Annually)	Bank of America	3/15/2027	3.87	2,005,500	(13,474)
Interest Rate Swap Maturing 4/11/2038	4.06% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/07/2028	4.06	843,896	(17,861)
Interest Rate Swap Maturing 4/26/2038	4.03% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	4/24/2028	4.03	1,249,796	(25,491)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at July 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 6/21/2038	4.16% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	6/16/2028	4.16%	629,500	$(15,931)
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/13/2026	2.64	2,296,875	—
Interest Rate Swap Maturing 8/17/2028	2.64% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	8/13/2026	2.64	2,296,875	—
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/14/2026	2.69	2,625,000	—
Interest Rate Swap Maturing 8/18/2028	2.69% (Annually)	1-Day USD SOFR (Annually)	Toronto-Dominion Bank	8/14/2026	2.69	2,625,000	—
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	Barclays	8/19/2026	2.71	1,640,625	—
Interest Rate Swap Maturing 8/21/2028	2.71% (Annually)	1-Day USD SOFR (Annually)	BNP Paribas	8/19/2026	2.71	1,640,625	—
Interest Rate Swap Maturing 9/07/2036	2.25% (Annually)	1-Day JPY TONAR (Annually)	Bank of America	9/03/2026	2.25	10,000,000	(1)
Interest Rate Swap Maturing 9/23/2031	2.85% (Annually)	1-Day USD SOFR (Annually)	Barclays	9/21/2026	2.85	10,000,000	(188)
Total Written OTC Call Swaptions Contracts (Premiums Received $409,439)							$(159,820)

Written Put Interest Rate Swaption Contracts outstanding at July 31, 2026: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/06/2029	1-Day USD SOFR (Annually)	4.05% (Annually)	Goldman Sachs	10/04/2027	4.05%	USD	17,372,000	$(150,294)
Interest Rate Swap Maturing 10/14/2028	6M EUR EURIBOR (Semi-Annually)	3.08% (Annually)	Morgan Stanley	10/12/2026	3.08	EUR	2,316,200	(7,238)
Interest Rate Swap Maturing 10/14/2031	6M EUR EURIBOR (Semi-Annually)	3.13% (Annually)	Morgan Stanley	10/12/2026	3.13	EUR	989,700	(5,915)
Interest Rate Swap Maturing 10/14/2056	1-Day USD SOFR (Annually)	4.65% (Annually)	Morgan Stanley	10/09/2026	4.65	USD	865,000	(9,948)
Interest Rate Swap Maturing 10/22/2028	6M EUR EURIBOR (Semi-Annually)	3.20% (Annually)	Deutsche Bank	10/20/2026	3.20	EUR	5,298,000	(12,122)
Interest Rate Swap Maturing 10/23/2028	1-Day USD SOFR (Annually)	3.85% (Annually)	Goldman Sachs	10/21/2026	3.85	USD	12,314,000	(90,024)
Interest Rate Swap Maturing 10/23/2031	1-Day USD SOFR (Annually)	4.35% (Annually)	Citibank	10/21/2026	4.35	USD	1,642,000	(7,334)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 11/04/2028	1-Day USD SOFR (Annually)	4.50% (Annually)	Goldman Sachs	11/02/2026	4.50%	USD	3,800,000	$(5,890)
Interest Rate Swap Maturing 11/09/2028	1-Day GBP Sterling Overnight Index Average Rate (Annually)	4.80% (Annually)	Citibank	11/09/2026	4.80	GBP	1,164,672	(2,399)
Interest Rate Swap Maturing 11/10/2036	6M EUR EURIBOR (Semi-Annually)	3.52% (Annually)	Goldman Sachs	11/06/2026	3.52	EUR	1,101,000	(5,692)
Interest Rate Swap Maturing 11/10/2037	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	11/08/2027	3.87	USD	1,530,000	(80,052)
Interest Rate Swap Maturing 12/10/2029	1-Day USD SOFR (Annually)	4.00% (Annually)	Nomura	12/08/2027	4.00	USD	4,195,947	(39,783)
Interest Rate Swap Maturing 12/20/2037	1-Day USD SOFR (Annually)	4.03% (Annually)	Morgan Stanley	12/16/2027	4.03	USD	1,510,000	(68,469)
Interest Rate Swap Maturing 12/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Bank of America	12/24/2026	3.95	USD	1,745,000	(12,412)
Interest Rate Swap Maturing 12/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Barclays	12/24/2026	3.95	USD	1,745,000	(12,412)
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Bank of America	12/28/2026	3.95	USD	2,908,000	(20,756)
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Morgan Stanley	12/28/2026	3.95	USD	5,235,000	(37,365)
Interest Rate Swap Maturing 12/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Barclays	12/28/2026	3.95	USD	5,817,000	(41,519)
Interest Rate Swap Maturing 2/02/2028	3M AUD BBSW (Quarterly)	4.81% (Quarterly)	BNP Paribas	2/01/2027	4.81	AUD	1,100,000	(758)
Interest Rate Swap Maturing 2/02/2038	1-Day USD SOFR (Annually)	4.10% (Annually)	Deutsche Bank	1/31/2028	4.10	USD	1,707,000	(73,922)
Interest Rate Swap Maturing 3/08/2037	1-Day USD SOFR (Annually)	3.71% (Annually)	Citibank	3/04/2027	3.71	USD	832,000	(45,485)
Interest Rate Swap Maturing 3/17/2037	1-Day USD SOFR (Annually)	3.87% (Annually)	Bank of America	3/15/2027	3.87	USD	2,005,500	(89,037)
Interest Rate Swap Maturing 4/11/2038	1-Day USD SOFR (Annually)	4.06% (Annually)	Bank of America	4/07/2028	4.06	USD	843,896	(39,835)
Interest Rate Swap Maturing 4/26/2038	1-Day USD SOFR (Annually)	4.03% (Annually)	Goldman Sachs	4/24/2028	4.03	USD	1,249,796	(61,805)
Interest Rate Swap Maturing 6/21/2038	1-Day USD SOFR (Annually)	4.16% (Annually)	Morgan Stanley	6/16/2028	4.16	USD	629,500	(28,297)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at July 31, 2026: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 8/05/2028	1-Day USD SOFR (Annually)	3.70% (Annually)	Morgan Stanley	8/03/2026	3.70%	USD	5,006,977	$(40,913)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	BNP Paribas	8/13/2026	3.64	USD	2,296,875	(21,642)
Interest Rate Swap Maturing 8/17/2028	1-Day USD SOFR (Annually)	3.64% (Annually)	Morgan Stanley	8/13/2026	3.64	USD	2,296,875	(21,642)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	BNP Paribas	8/14/2026	3.69	USD	2,625,000	(22,532)
Interest Rate Swap Maturing 8/18/2028	1-Day USD SOFR (Annually)	3.69% (Annually)	Toronto-Dominion Bank	8/14/2026	3.69	USD	2,625,000	(22,532)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	Barclays	8/19/2026	3.71	USD	1,640,625	(13,418)
Interest Rate Swap Maturing 8/21/2028	1-Day USD SOFR (Annually)	3.71% (Annually)	BNP Paribas	8/19/2026	3.71	USD	1,640,625	(13,418)
Interest Rate Swap Maturing 8/31/2028	1-Day USD SOFR (Annually)	4.45% (Annually)	Citibank	8/27/2026	4.45	USD	6,478,000	(2,182)
Interest Rate Swap Maturing 9/01/2028	6M EUR EURIBOR (Semi-Annually)	3.20% (Annually)	Citibank	8/28/2026	3.20	EUR	6,478,000	(5,090)
Interest Rate Swap Maturing 9/07/2036	1-Day JPY TONAR (Annually)	2.85% (Annually)	Bank of America	9/03/2026	2.85	JPY	10,000,000	(205)
Interest Rate Swap Maturing 9/22/2029	1-Day USD SOFR (Annually)	4.30% (Annually)	Goldman Sachs	9/20/2027	4.30	USD	13,692,000	(87,617)
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/24/2026	3.95	USD	1,745,000	(9,092)
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	JPMorgan Chase	9/24/2026	3.95	USD	3,498,000	(18,226)
Interest Rate Swap Maturing 9/28/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Citibank	9/24/2026	3.95	USD	4,680,000	(24,384)
Interest Rate Swap Maturing 9/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/25/2026	3.95	USD	1,741,000	(9,120)
Interest Rate Swap Maturing 9/29/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	BNP Paribas	9/25/2026	3.95	USD	3,500,000	(18,334)
Interest Rate Swap Maturing 9/30/2028	1-Day USD SOFR (Annually)	3.95% (Annually)	Toronto-Dominion Bank	9/28/2026	3.95	USD	2,286,000	(12,103)
Total Written OTC Put Swaptions Contracts (Premiums Received $722,863)								$(1,291,213)
Written Call Credit Default Swaptions outstanding at July 31, 2026:
Over the Counter
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit CDX North America Investment Grade Index Series 46 (Pay Quarterly): Credit Default Swap Maturing 6/20/2031	Morgan Stanley	1	USD	683,000	67.50	9/16/2026	$(263)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Markit iTraxx Europe Crossover (Pay Quarterly): Credit Default Swap Maturing 6/20/2031	Morgan Stanley	1	EUR	75,000	300.00	8/19/2026	$(97)
Total Written OTC Call Credit Default Swaption Contracts (Premiums Received $663)							$(360)

Interest Rate Swap Contracts outstanding at July 31, 2026: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.91% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	9/11/2026	MXN	7,976,463	$(265)	$—	$(265)
1-Day MXN TIIE Funding Rate (Monthly)	6.98% (Monthly)	11/05/2026	MXN	1,301,595	99	—	99
4.00% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2026	PLN	394,000	(2,123)	(16)	(2,107)
6.69% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	5,268,018	626	—	626
6.72% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2026	ZAR	3,917,000	393	(43)	436
13.70% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	146,659	145	—	145
13.86% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	103,000	104	—	104
13.88% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/04/2027	BRL	872,644	844	—	844
1-Day USD SOFR (At Maturity)	3.50% (At Maturity)	6/10/2027	USD	13,285,375	(64,746)	—	(64,746)
1-Day USD SOFR (Annually)	3.67% (Annually)	7/21/2027	USD	7,500,000	(29,254)	85	(29,339)
3M ZAR JIBAR (Quarterly)	7.31% (Quarterly)	9/16/2027	ZAR	2,798,000	(208)	—	(208)
1-Day USD SOFR (At Maturity)	3.23% (At Maturity)	12/11/2027	USD	7,299,000	(70,443)	—	(70,443)
3.88% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	770,895	(3,378)	(63)	(3,315)
3.95% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2027	PLN	443,000	(2,101)	(75)	(2,026)
6.55% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2027	ZAR	1,353,757	965	—	965
6M HUF BUBOR (Semi-Annually)	6.25% (Annually)	12/17/2027	HUF	55,111,806	6,882	—	6,882
14.04% (At Maturity)	1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	1/03/2028	BRL	3,311,523	(1,424)	—	(1,424)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.40% (At Maturity)	1/03/2028	BRL	2,580,000	(4,260)	—	(4,260)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	14.01% (At Maturity)	1/03/2028	BRL	1,100,312	381	—	381
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.75% (At Maturity)	1/03/2028	BRL	534,000	(312)	—	(312)
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.80% (At Maturity)	1/03/2028	BRL	268,000	(126)	—	(126)
3.32% (Quarterly)	3M MYR KLIBOR (Quarterly)	3/18/2028	MYR	896,000	874	—	874
3.49% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/18/2028	PLN	92,055	270	—	270
6M HUF BUBOR (Semi-Annually)	5.76% (Annually)	3/18/2028	HUF	6,615,883	2	—	2
6.98% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	6/15/2028	MXN	5,725,000	670	—	670
3M KRW KSDA (Quarterly)	3.71% (Quarterly)	6/17/2028	KRW	67,483,000	66	—	66
3M KRW KSDA (Quarterly)	3.77% (Quarterly)	6/26/2028	KRW	843,000,000	1,314	—	1,314

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (Annually)	3.49% (Annually)	6/27/2028	USD	24,750,000	$(300,034)	$(15,723)	$(284,311)
1-Day USD SOFR (Annually)	3.39% (Annually)	8/07/2028	USD	5,000,000	(99,177)	—	(99,177)
1-Day USD SOFR (Annually)	3.41% (Annually)	8/14/2028	USD	10,150,000	(194,243)	(44,478)	(149,765)
1-Day COP COOVI (Quarterly)	11.74% (Quarterly)	9/16/2028	COP	641,182,000	1,760	—	1,760
3M KRW KSDA (Quarterly)	3.97% (Quarterly)	9/16/2028	KRW	138,697,000	360	—	360
6M CZK PRBOR (Semi-Annually)	4.31% (Annually)	9/16/2028	CZK	4,661,000	(502)	—	(502)
7-Day CNY CNRR (Quarterly)	1.54% (Quarterly)	12/17/2028	CNY	716,000	329	—	329
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	14.41% (At Maturity)	1/02/2029	BRL	3,552,000	5,977	—	5,977
1-Day Brazil CETIP Interbank Deposit Rate (At Maturity)	13.02% (At Maturity)	1/02/2029	BRL	415,000	(2,892)	—	(2,892)
1-Day INR MIBOR (Semi-Annually)	5.98% (Semi-Annually)	6/29/2029	INR	35,880,000	(1,963)	—	(1,963)
1-Day USD SOFR (Annually)	3.95% (Annually)	7/02/2029	USD	8,425,000	(44,237)	371	(44,608)
7.57% (Annually)	1-Day ZAR Overnight Index Average Rate (Annually)	9/16/2029	ZAR	5,186,111	417	—	417
11.19% (Quarterly)	1-Day COP COOVI (Quarterly)	9/16/2030	COP	353,869,000	(2,186)	—	(2,186)
1-Day MXN TIIE Funding Rate (Monthly)	7.28% (Monthly)	10/31/2030	MXN	667,620	(572)	—	(572)
1-Day MXN TIIE Funding Rate (Monthly)	7.32% (Monthly)	11/05/2030	MXN	528,000	(414)	—	(414)
1-Day INR MIBOR (Semi-Annually)	5.71% (Semi-Annually)	12/17/2030	INR	8,337,000	(1,987)	—	(1,987)
4.05% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/17/2030	PLN	175,000	(395)	(14)	(381)
6.86% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	(3,987,285)	7,144	—	7,144
6.87% (Quarterly)	3M ZAR JIBAR (Quarterly)	12/17/2030	ZAR	1,893,000	3,370	—	3,370
6M CZK PRBOR (Semi-Annually)	3.89% (Annually)	12/17/2030	CZK	3,890,226	(750)	—	(750)
6M HUF BUBOR (Semi-Annually)	6.29% (Annually)	12/17/2030	HUF	8,118,150	1,726	—	1,726
7-Day CNY CNRR (Quarterly)	1..58% (Quarterly)	12/17/2030	CNY	623,000	527	—	527
1-Day MXN TIIE Funding Rate (Monthly)	7.53% (Monthly)	1/03/2031	MXN	449,583	(182)	—	(182)
3.58% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	3/18/2031	CZK	466,850	858	—	858
3.62% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	3/18/2031	CZK	468,300	824	—	824
6.69% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/18/2031	ZAR	612,674	1,451	—	1,451
6M CZK PRBOR (Semi-Annually)	3.74% (Annually)	3/18/2031	CZK	1,073,236	(1,594)	—	(1,594)
6M HUF BUBOR (Semi-Annually)	5.98% (Annually)	3/18/2031	HUF	1,364,358	103	—	103
1-Day MXN TIIE Funding Rate (Monthly)	7.68% (Monthly)	4/07/2031	MXN	1,363,000	(192)	—	(192)
7.55% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	4/10/2031	MXN	1,527,248	672	—	672
1-Day INR MIBOR (Semi-Annually)	6.51% (Semi-Annually)	6/17/2031	INR	6,519,109	445	—	445
2.00% (Quarterly)	1-Day THB Thai Overnight Repurchase Rate (Quarterly)	6/17/2031	THB	6,945,643	(2,860)	—	(2,860)
4.12% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	371,000	1,116	—	1,116
4.22% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	279,000	512	—	512
4.40& (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	6/17/2031	PLN	143,000	(48)	—	(48)
6M CZK PRBOR (Semi-Annually)	4.31% (Annually)	6/17/2031	CZK	1,604,000	(577)	—	(577)
6M CZK PRBOR (Semi-Annually)	4.44% (Annually)	6/17/2031	CZK	803,764	(70)	—	(70)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2026: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6M CZK PRBOR (Semi-Annually)	(Annually)	6/17/2031	CZK	790,000	$(293)	$—	$(293)
6M CZK PRBOR (Semi-Annually)	4.61% (Annually)	6/17/2031	CZK	550,500	160	—	160
6M CZK PRBOR (Semi-Annually)	4.59% (Annually)	6/17/2031	CZK	550,500	136	—	136
7.66% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	7/09/2031	MXN	1,626,000	468	—	468
1.56% (Quarterly)	7-Day CNY CNRR (Quarterly)	9/16/2031	CNY	820,000	(532)	—	(532)
1.61% (Quarterly)	7-Day CNY CNRR (Quarterly)	9/16/2031	CNY	3,160,000	(3,193)	—	(3,193)
2.13% (Semi-Annually)	1-Day SGD Overnight Average Rate (Semi-Annually)	9/16/2031	SGD	280,000	(681)	—	(681)
3.98% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/16/2031	PLN	548,000	2,751	—	2,751
3M ZAR JIBAR (Quarterly)	7.41% (Quarterly)	9/16/2031	ZAR	1,824,000	(1,601)	—	(1,601)
4.07% (Quarterly)	3M KRW KSDA (Quarterly)	9/16/2031	KRW	112,555,000	(266)	—	(266)
4.57% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	9/16/2031	CZK	1,863,000	(161)	—	(161)
6M CZK PRBOR (Semi-Annually)	4.23% (Annually)	9/16/2031	CZK	2,695,000	(1,725)	—	(1,725)
3.51% (Quarterly)	3M MYR KLIBOR (Quarterly)	9/17/2031	MYR	1,010,000	2,213	—	2,213
3.60% (Quarterly)	3M MYR KLIBOR (Quarterly)	9/17/2031	MYR	500,000	583	—	583
3M ZAR JIBAR (Quarterly)	7.62% (Quarterly)	9/16/2033	ZAR	1,464,000	(1,821)	—	(1,821)
3M ZAR JIBAR (Quarterly)	7.47% (Quarterly)	9/16/2033	ZAR	627,000	(1,089)	—	(1,089)
1-Day MXN TIIE Funding Rate (Monthly)	8.27% (Monthly)	12/05/2035	MXN	497,455	37	—	37
1-Day MXN TIIE Funding Rate (Monthly)	8.00% (Monthly)	12/28/2035	MXN	89,154	(86)	—	(86)
3.87% (Quarterly)	3M KRW KSDA (Quarterly)	6/17/2036	KRW	15,747,000	184	—	184
6M HUF BUBOR (Semi-Annually)	5.65% (Annually)	6/18/2036	HUF	7,595,630	507	—	507
6M HUF BUBOR (Semi-Annually)	5.49% (Annually)	6/18/2036	HUF	7,480,096	373	—	373
6M HUF BUBOR (Semi-Annually)	5.54% (Annually)	6/18/2036	HUF	7,447,714	412	—	412
1-Day THB Thai Overnight Repurchase Rate (Quarterly)	2.07% (Quarterly)	9/16/2036	THB	2,372,339	(799)	—	(799)
1-Day THB Thai Overnight Repurchase Rate (Quarterly)	2.09% (Quarterly)	9/16/2036	THB	639,531	(184)	—	(184)
Total					$(796,896)	$(59,956)	$(736,940)

Interest Rate Swap Contracts outstanding at July 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP COOVI (Quarterly)	10.78% (Quarterly)	Goldman Sachs	3/18/2028	COP	86,423,273	$(329)	$—	$(329)
1-Day CLP CLICP (Semi-Annually)	4.77% (Semi-Annually)	Barclays	9/16/2028	CLP	136,692,000	(332)	—	(332)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at July 31, 2026: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP COOVI (Quarterly)	11.00% (Quarterly)	Citibank	9/16/2028	COP	206,325,000	$(276)	$—	$(276)
1-Day COP COOVI (Quarterly)	11.20% (Quarterly)	HSBC	9/16/2028	COP	141,856,000	(33)	—	(33)
1-Day COP COOVI (Quarterly)	10.46% (Quarterly)	Morgan Stanley	9/16/2029	COP	472,500,000	(1,330)	—	(1,330)
1-Day COP COOVI (Quarterly)	10.47% (Quarterly)	Citibank	9/16/2029	COP	317,094,000	(862)	—	(862)
1-Day COP COOVI (Quarterly)	10.45% (Quarterly)	Morgan Stanley	9/16/2029	COP	156,947,000	(450)	—	(450)
1-Day COP COOVI (Quarterly)	10.81% (Quarterly)	HSBC	9/16/2029	COP	134,320,000	(6)	—	(6)
10.60% (Quarterly)	1-Day COP COOVI (Quarterly)	Goldman Sachs	3/18/2030	COP	47,802,285	67	—	67
5.42% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	BNP Paribas	6/17/2036	CLP	31,800,000	355	—	355
Total						$(3,196)	$—	$(3,196)
Credit Default Swap Contracts outstanding - Buy Protection as of July 31, 2026:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 3.75%, Due: 9/12/2031 (Pay Quarterly)	1.00%	6/20/2031	USD	87,880	$847	$1,677	$(830)
Kingdom of Morocco, 3.00%, Due: 12/15/2032 (Pay Quarterly)	1.00%	6/20/2031	USD	26,670	(255)	(59)	(196)
Markit CDX North America High Yield Index Series 46 (Pay Quarterly)	5.00%	6/20/2031	USD	5,750,349	(464,240)	(439,745)	(24,495)
Markit iTraxx Europe Crossover Index Series 45 (Pay Quarterly)	5.00%	6/20/2031	EUR	76,000	(9,212)	(8,466)	(746)
Markit iTraxx Europe Index Series 45 (Pay Quarterly)	1.00%	6/20/2031	EUR	2,800,000	(71,113)	(54,412)	(16,701)
Oman Government International Bond, 4.75%, Due: 6/15/2026 (Pay Quarterly)	1.00%	6/20/2031	USD	26,676	(279)	(6)	(273)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	6/20/2031	USD	111,230	2,094	4,229	(2,135)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	6/20/2031	USD	200,778	(1,418)	459	(1,877)
Total					$(543,576)	$(496,323)	$(47,253)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	2.3%	5.00%	12/20/2030	EUR	362,800	$45,887	$31,126	$14,761
Markit CDX North America Investment Grade Index Series 46 (Pay Quarterly)	0.53%	1.00%	6/20/2031	USD	3,300,000	71,719	61,528	10,191
Saudi International Bond, 4.75%, Due: 1/16/2030 (Pay Quarterly)	0.64%	1.00%	6/20/2031	USD	53,225	891	323	568
Total						$118,497	$92,977	$25,520

Credit Default Swap Contracts outstanding - Buy Protection at July 31, 2026: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina, 1.00%, Due: 7/09/2029 (Pay Quarterly)	5.00%	12/20/2027	Barclays	USD	3,000	$(91)	$47	$(138)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	(17,031)	(13,249)	(3,782)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(9,238)	(6,924)	(2,314)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(8,340)	(6,316)	(2,024)
Total						$(34,700)	$(26,442)	$(8,258)

Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2026: Over the Counter

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
PacifiCorp, 3.30%, Due: 3/15/2051 (Pay Quarterly)	0.23%	0.13%	9/29/2027	JPMorgan Chase	USD	142,500	$(135)	$(24)	$(111)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	2.89%	5.00%	12/20/2029	BNP Paribas	EUR	53,000	4,452	3,457	995
Markit iTraxx Europe Crossover Index Series 44 (Pay Quarterly)	1.81%	5.00%	12/20/2030	Goldman Sachs	EUR	53,000	8,307	7,128	1,179
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	1.76%	5.00%	6/20/2027	JPMorgan Chase	EUR	13,000	509	190	319

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Sell Protection at July 31, 2026: Over the Counter (continued)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Altice France S.A., 4.75%, Due: 10/15/2030 (Pay Quarterly)	1.76%	5.00%	6/20/2027	Morgan Stanley	EUR	12,000	$470	$235	$235
Total							$13,603	$10,986	$2,617

Total Return Swap Contracts outstanding as of July 31, 2026: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR (At Maturity)	iBoxx USD Liquid Investment Grade Index	9/21/2026	JPMorgan Chase	USD	110,300	$(2,955)	$(77)	$(2,878)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid High Yield Index	9/21/2026	JPMorgan Chase	USD	4,126,000	(21,917)	(19,495)	(2,422)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid Investment Grade Index	9/21/2026	Goldman Sachs	USD	2,115,600	(55,473)	(9,779)	(45,694)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid High Yield Index	9/21/2026	Morgan Stanley	USD	1,395,855	(8,146)	(6,595)	(1,551)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid High Yield Index	9/21/2026	Bank of America	USD	1,203,340	(7,893)	(5,686)	(2,207)
1-Day USD SOFR (Quarterly)	iBoxx USD Liquid Investment Grade Index	9/21/2026	JPMorgan Chase	USD	690,000	(17,408)	(3,189)	(14,219)
iBoxx USD Liquid High Yield Index	1-Day USD SOFR (At Maturity)	9/21/2026	Bank of America	USD	760,000	1,276	2,179	(903)
Total						$(112,516)	$(42,642)	$(69,874)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$94,216,905	$2,784,940	$97,001,845
Common Stocks	77,547	—	—	77,547
Convertible Bonds	—	200,666	—	200,666
Convertible Preferred Stocks	103,628	—	—	103,628
Corporate Bonds	—	124,994,839	10,717,846	135,712,685
Foreign Government Inflation-Linked Bonds	—	44,814	—	44,814
Foreign Issuer Bonds	—	41,732,736	—	41,732,736
Mortgage-Backed Securities	—	267,907,491	146,473	268,053,964
Preferred Stocks	119,750	12,100	—	131,850
Municipal Bonds	—	2,620,643	—	2,620,643
Term Loans	—	10,741,063	2,344,208	13,085,271
U.S. Government Obligations	—	123,938,545	—	123,938,545
Investment Companies	316,518,524	—	—	316,518,524
Short-Term Investments	29,582,764	13,643,662	1,750,000	44,976,426
Purchased Options	14,980	396,784	—	411,764
Total Assets – Investments at value	$346,417,193	$680,450,248	$17,743,467	$1,044,610,908
Liabilities:
Mortgage-Backed Securities	$—	$(35,488,913)	$—	$(35,488,913)
Total Liabilities – Investments at value	$—	$(35,488,913)	$—	$(35,488,913)
Net Investments	$346,417,193	$644,961,335	$17,743,467	$1,009,121,995

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$59,442	$—	$—	$59,442
Forward Foreign Currency Exchange Contracts	—	276,143	—	276,143
Swap Contracts	—	77,761	—	77,761
Total Assets - Derivative Financial Instruments	$59,442	$353,904	$—	$413,346
Liabilities:
Futures Contracts	$(995,099)	$—	$—	$(995,099)
Forward Foreign Currency Exchange Contracts	—	(222,982)	—	(222,982)
Written Options	(12,612)	(1,462,595)	—	(1,475,207)
Swap Contracts	—	(915,146)	—	(915,146)
Total Liabilities - Derivative Financial Instruments	$(1,007,711)	$(2,600,723)	$—	$(3,608,434)
Net Derivative Financial Instruments	$(948,269)	$(2,246,819)	$—	$(3,195,088)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Investments classified within Level 3 of the fair value hierarchy are valued by Morningstar Investment Management LLC (“MIM”) in good faith under procedures adopted by authority of the Fund’s Board of Trustees. MIM employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. MIM reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, MIM will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.
	Balance as of 4/30/26 (000s)	Accrued discounts (premiums) (000s)	Realized gains (losses) (000s)	Change in unrealized appreciation (depreciation) (000s)	Purchases (000s)	Sales (000s)	Transfers into level 3 (000s)	Transfers out of level 3 (000s)	Balance as of 7/31/26 (000s)	Change in unrealized appreciation (depreciation) from investments still held at 7/31/26 (000s)
Investments, at value
Asset-Backed Securities - Other	$1,841,000	$—	$(36)	$1,340,483	$(313,724)	$(82,781)	$—	$—	$2,784,942	$1,340,483
Corporate Bonds - Asset Management	1,315,908	11	—	900,742	1,587	(2,942)	—	—	2,215,306	900,742
Corporate Bonds - Biotechnology & Pharmaceuticals	195,986	—	—	103	—	—	—	—	196,089	103
Corporate Bonds - Commercial Support Services	—	45	—	(245)	995,000	—	—	—	994,800	(245)
Corporate Bonds - Consumer Services	—	66	—	2,559	357,138	—	—	—	359,763	2,559
Corporate Bonds - Electric Utilities	230,618	196	—	(803)	4,542	—	—	—	234,553	(803)
Corporate Bonds - Gas & Water Utilities	304,725	—	—	(7,215)	—	—	—	—	297,510	(7,215)
Corporate Bonds - Institutional Financial Services	1,373,862	—	—	448,416	566,311	—	—	—	2,388,589	448,416
Corporate Bonds - IT Services	1,625,000	—	—	(35,506)	—	—	—	—	1,589,494	(35,506)
Corporate Bonds - Real Estate Investment Trusts	400,000	—	—	(2,064)	—	—	—	—	397,936	(2,064)
Corporate Bonds - Renewable Energy	—	—	—	885,276	—	(22,148)	—	—	863,128	885,276
Corporate Bonds - Specialty Finance	461,607	—	—	13,687	12,672	—	—	—	487,966	13,687
Corporate Bonds - Transportation & Logistics	700,000	—	—	(7,290)	—	—	—	—	692,710	(7,290)
Mortgage-Backed Securities - Commercial Mortgage-Backed Securities	151,231	(179)	(164)	(2,153)	—	(2,262)	—	—	146,473	(2,153)
Short-Term Investments - Mortgage-Backed Securities	1,750,000	—	—	—	—	—	—	—	1,750,000	—
Term Loans - Asset Management	1,539,178	—	—	(41,024)	—	(154,346)	—	—	1,343,808	(41,024)
Term Loans - Commercial Support Services	—	—	—	1,000,400	—	—	—	—	1,000,400	1,000,400

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Balance as of 4/30/26 (000s)	Accrued discounts (premiums) (000s)	Realized gains (losses) (000s)	Change in unrealized appreciation (depreciation) (000s)	Purchases (000s)	Sales (000s)	Transfers into level 3 (000s)	Transfers out of level 3 (000s)	Balance as of 7/31/26 (000s)	Change in unrealized appreciation (depreciation) from investments still held at 7/31/26 (000s)
Term Loans - Specialty Finance	244,945	—	—	5,055	—	(250,000)	—	—	—	—
Total	$12,134,060	$139	$(200)	$4,500,421	$1,623,526	$(514,479)	$—	$—	$17,743,467	$4,495,366
The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of July 31, 2026:
Financial Assets	Fair Value at 7/31/26	Valuation Approach	Unobservable Inputs	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input
Asset-Backed Securities	$884,205	Market Approach	Indicative Quote	$102.08	N/A	Increase
Asset-Backed Securities	$1,016,457	Market Approach	Recent Transaction	N/A	N/A	Increase
Asset-Backed Securities	$884,278	Market Approach	Third Party Broker Quote	$98.25	N/A	Increase
Corporate Bonds	$994,800	Market Approach	Discounted Cash Flow	$99.48	N/A	Increase
Corporate Bonds	$234,554	Market Approach	Indicative Quote	$99.38	N/A	Increase
Corporate Bonds	$612,763	Market Approach	Recent Transaction	N/A	N/A	Increase
Corporate Bonds	$8,875,729	Market Approach	Third Party Broker Quote	$95.22 - $105.38	$98.83	Increase
Mortgage-Backed Securities	$146,473	Market Approach	Third Party Broker Quote	$105.82	N/A	Increase
Short-Term Investments	$1,750,000	Market Approach	Recent Transaction	N/A	N/A	Increase
Term Loans	$1,000,400	Market Approach	Indicative Quote	$100.04	N/A	Increase
Term Loans	$1,343,808	Market Approach	Third Party Broker Quote	$99.00 - $99.82	$99.64	Increase
Total	$17,743,467

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund

	Par	Value
Municipal Bonds – 90.4%
Alabama – 2.4%
Alabama State University Revenue Bonds (AG Insured), 5.75%, 9/01/50	$100,000	$108,216
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	250,000	251,255
Black Belt Energy Gas District Gas Project Revenue Bonds, Series B, 5.00%, 10/01/35	500,000	501,932
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C,
5.50%, 6/01/32(a)(b)(c)	1,250,000	1,331,111
5.25%, 6/01/36	575,000	604,418

Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	250,000	260,650
Black Belt Energy Gas District Gas Project Revenue Bonds, Series F, 5.00%, 12/01/35	350,000	363,379
Black Belt Energy Gas District Gas Project Revenue Bonds, Series I, 5.00%, 10/01/33	100,000	104,644
Black Belt Energy Gas District Gas Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 2.81%, 10/01/27(a)(c)	250,000	248,608
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	502,206
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B, 5.00%, 11/01/33	100,000	104,645
Lower Alabama Gas District Revenue Refunding Bonds, Series A, Gas Project, 5.00%, 12/01/33	150,000	154,398
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)(c)	350,000	363,181
	Par	Value
Alabama (Continued)

Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	$475,000	$496,963
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	175,000	177,301
5.00%, 6/01/31	325,000	328,917
Southeast Energy Authority Cooperative District Gas Supply Revenue Bonds, Series F,
5.25%, 11/01/35	500,000	526,733
5.25%, 11/01/35(a)(b)(c)	500,000	526,795

Southeast Energy Authority Cooperative Revenue Bonds, Series D, 5.00%, 9/01/35	100,000	105,924
Southeast Energy Authority Cooperative Revenue Bonds, Series E, 5.00%, 10/01/30	500,000	529,990
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	238,985	242,125
		7,833,391
Alaska – 0.3%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	620,339
Alaska State Railroad Corp., Cruise Port Revenue Bonds (AMT) (AG Insured), 5.50%, 10/01/31	200,000	218,970
		839,309
Arizona – 1.1%
Arizona IDA Student Housing Revenue Bonds, CHF-Arizona LLC- University Project (BAM Insured), 5.25%, 7/01/56	100,000	102,996
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	137,732

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arizona (Continued)
Arizona State IDA MFH Variable Revenue Bonds, Diamond View at Ballpark Village, 2.76%, 7/01/29(a)(b)(c)	$1,000,000	$985,091
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,014,343
Chandler IDA Variable Revenue Bonds (AMT), Intel Corp., Project, 4.00%, 6/01/29(a)(b)(c)	500,000	503,838
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	239,059
Sierra Vista IDA Education Facility Revenue Bonds, Wake Preparatory Academy, 6.25%, 6/15/45	250,000	255,982
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	311,968
		3,551,009
Arkansas – 0.2%
Arkansas State Development Finance Authority Resource Recovery Variable Revenue Bonds (AMT), Weyerhaeuser Company Project, 3.88%, 10/15/32(a)(b)(c)	250,000	249,433
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	130,236
5.00%, 8/01/29	120,000	126,859

Springdale Water & Sewer Revenue Bonds, 5.00%, 9/01/30	150,000	161,423
		667,951
California – 5.8%
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 7/01/29	515,000	538,357
5.00%, 2/01/31	1,000,000	1,047,554
5.00%, 8/01/33(a)(b)(c)	150,000	158,644
5.00%, 7/01/34(a)(b)(c)	400,000	404,332
	Par	Value
California (Continued)
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 7/01/35	$50,000	$54,020
5.00%, 12/01/35	775,000	826,529

California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)(c)	500,000	499,615
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	464,640
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 11/01/35(a)(b)(c)	300,000	313,158
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	202,840	204,363
California Municipal Finance Authority Revenue Bonds, 4.05%, 7/20/41	249,129	235,207
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	566,543
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	211,745
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation,
3.25%, 6/01/33	250,000	246,507
3.00%, 7/01/50	1,250,000	902,892

California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	109,415

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

California State Municipal Finance Authority Revenue Bonds (AMT), Clay Lacy Aviation Facilities, 5.00%, 1/01/41(d)	$250,000	$252,521
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	289,773
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Waste Management Inc., 3.38%, 9/01/28(a)(b)(c)	500,000	498,192
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	323,677
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	250,000	198,655
California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Unrefunded Balance, 5.00%, 8/01/41(d)	500,000	497,725
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	468,868
California Statewide Communities Development Authority Limited Obligation Sustainable Revenue Bonds, 5.00%, 9/02/45(d)	200,000	198,621
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	381,060
	Par	Value
California (Continued)

California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	$500,000	$502,922
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	452,584
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	250,014
California Statewide Communities Development Authority Special Assessment Revenue Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	203,458
California Statewide Communities Development Authority Student Residence Revenue Bonds, Series A, Maison 613 Project,
5.85%, 9/02/45(d)	100,000	101,543
6.35%, 9/02/51(d)	100,000	101,492

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	283,130
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)(c)	650,000	678,565
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Sustainable Revenue Bonds, 4.00%, 2/01/57(d)	200,000	148,442
Golden State Tobacco Securitization Corp., Tobacco Settlement Subordinate Revenue Refunding CABS , Series B-2, 0.00%, 6/01/66(e)	1,000,000	93,475

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	$400,000	$310,426
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	254,232
Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/46	280,000	280,039
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B, 5.00%, 7/01/36	250,000	274,353
Los Angeles Waterworks Department of Water & Power Revenue Refunding Bonds, Series C, 5.00%, 7/01/43	300,000	315,957
Orange County Community Facilities District No. 2025-1 Special Tax Bonds,
5.00%, 8/15/41	100,000	102,969
5.00%, 8/15/56	100,000	100,024

Pittsburg PFA Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	242,320
Riverside Unified School District Special Tax Bonds, Community Facilities District No. 38, 5.00%, 9/01/45	100,000	101,450
Sacramento County Airport System Subordinate Revenue Bonds, Series D (AMT) (AG Insured), 5.25%, 7/01/50	280,000	291,066
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	547,756
San Francisco California City & County Airport Commission International Airport Revenue Bonds, Series A (AMT), 5.25%, 5/01/42	480,000	483,511
San Francisco City & County International Airport Commission Revenue Refunding Bonds, Series A (AMT), 5.50%, 5/01/56	100,000	105,329
	Par	Value
California (Continued)

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 4.00%, 11/01/39	$385,000	$370,444
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project, 5.50%, 7/01/35(a)(b)(c)	500,000	539,179
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)(c)	1,000,000	1,037,461
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	790,773
		18,855,527
Colorado – 4.0%
Adams & Arapahoe Counties Joint School District No. 28J Aurora GO Unlimited Bonds (State Aid Withholding), 5.50%, 12/01/45	150,000	165,764
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	330,010
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	94,859
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Monument Academy Project (State Higher Education Intercept Program), 4.38%, 6/01/36(d)	350,000	337,921
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/29	590,000	612,500
5.00%, 3/15/30	310,000	324,284
5.00%, 3/15/35	590,000	606,978

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	$1,000,000	$964,141
Colorado Science & Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	239,904
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	420,786
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,126,178
6.00%, 12/15/41	500,000	560,893

Colorado State COPS, Series A, 4.00%, 12/15/36	200,000	199,618
Colorado State Health Facilities Authority Revenue Bonds, Series A, Craig Hospital Project, 5.25%, 12/01/50	250,000	256,379
Colorado State Health Facilities Authority Revenue Bonds, Series B, Craig Hospital Project, 5.00%, 12/01/32	250,000	267,961
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	467,706
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	188,954
Colorado State HFA MFH Variable Revenue Bonds, Albion Apartments Project, 3.38%, 7/01/28(a)(b)(c)	100,000	100,226
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	352,963
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	508,960
	Par	Value
Colorado (Continued)
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	$500,000	$501,206
5.00%, 12/01/40	250,000	249,979

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,028
E-470 Public Highway Authority Variable Revenue Bonds, Series B, 3.15%, 9/01/28(a)(c)	1,000,000	997,587
Grand River Hospital District GO Unlimited Bonds (AG Insured), 6.00%, 12/01/38	300,000	346,372
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	863,144
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	290,013
Thornton Development Authority Tax Increment Allocation Bonds, East 144th Avenue & I-25 Project, 5.00%, 12/01/29	1,320,000	1,387,877
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	102,557
5.00%, 12/01/31	150,000	161,698
		13,207,446
Connecticut – 0.4%
Aquarion Water Authority Water System Subordinate Revenue CABS, Series E (BAM Insured), 0.00%, 8/01/48(e)	100,000	32,486
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	229,760

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Hartford HealthCare Issue,
5.00%, 7/01/45	$700,000	$727,786
5.50%, 7/01/51	150,000	158,959
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	103,802
4.00%, 7/01/49	100,000	77,281

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	121,044
		1,451,118
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	100,167
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,241,414
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	251,242
5.00%, 7/01/48	100,000	94,235
		1,687,058
District of Columbia – 1.5%
District of Columbia Hospital Revenue Refunding Bonds, Children’s Hospital, 5.00%, 7/15/44	300,000	300,180
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	524,169
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	366,735
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	$280,000	$241,066
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	350,015
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
4.00%, 10/01/35	250,000	245,321
5.00%, 10/01/46	500,000	506,494
5.25%, 10/01/48	1,000,000	1,024,583
4.00%, 10/01/51	500,000	434,094

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	551,991
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed Bonds, 5.25%, 7/15/53	450,000	463,973
		5,008,621
Florida – 5.0%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,269
Ave Maria Stewardship Community District Capital Improvement Special Assessment Revenue Bonds, Phase 5 Master Improvements Project, 5.60%, 6/01/56	100,000	96,835
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	774,514
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects, 5.00%, 12/01/35	240,000	261,328

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Capital Trust Authority Revenue Bonds, AIDS Healthcare Foundation Obligated Group, 4.75%, 12/01/42	$250,000	$254,188
Florida Development Finance Corp., Healthcare Facilities Revenue Bonds, Series A, Tampa General Hospital Project,
5.00%, 8/01/29	190,000	199,557
5.00%, 8/01/30	175,000	185,791
5.00%, 8/01/31	190,000	203,462

Florida Development Finance Corp., Healthcare Facilities Variable Revenue Bonds, Series B, Tampa General Hospital Project, 5.00%, 10/01/31(a)(b)(c)	500,000	535,392
Florida State Housing Finance Corp., Multifamily Mortgage Variable Revenue Bonds, Residences at Claude Pepper, 3.10%, 6/01/30(a)(b)(c)	750,000	736,656
Florida State Housing Finance Corp., Multifamily Mortgage Variable Revenue Bonds, Residences at Marina Village, 2.85%, 10/01/28(a)(b)(c)	600,000	594,595
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	499,065
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), Unrefunded Balance, 5.00%, 10/01/40	335,000	335,147
KD52 Community Development District No.1 Special Assessment Revenue Bonds, 6.13%, 5/01/56	100,000	98,648
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds, Lakewood Ranch Southeast Project, 5.80%, 5/01/45	100,000	105,780
	Par	Value
Florida (Continued)

Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	$350,000	$362,627
Lee County Florida Airport Revenue Bonds, Series A-1 (AMT), 5.50%, 10/01/56	300,000	312,115
Lee County HFA MFH Variable Revenue Bonds, 5300-5360 Summerlin, 2.65%, 9/01/29(a)(b)(c)	1,000,000	975,507
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	306,037
Lee County IDA Hospital Variable Revenue Bonds, Lee Health System, Inc., Project, 5.00%, 4/01/35(a)(b)(c)	500,000	541,499
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	364,867
Lee County School Board COPS, Series A, 5.25%, 8/01/47	690,000	728,840
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured), 5.00%, 2/01/41	250,000	263,697
Miami Dade County IDA Educational Facilities Revenue Bonds, Mater Academy Projects, 5.00%, 6/15/46	100,000	99,434
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	495,682
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	351,958
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,349
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	236,023

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	$500,000	$450,848
Orlando Contract Tourist Development Tax Payments Revenue Bonds, Camping World Stadium (AG Insured), 5.25%, 11/01/43	250,000	268,586
Palm Beach County Health Facilities Authority Revenue Refunding Bonds, Acts Retirement - Life Communities, 5.00%, 11/15/32	500,000	500,956
Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	388,956
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	527,719
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	250,678
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	447,697
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	444,543
South Miami Health Facilities Authority Variable Revenue Bonds, Baptist Health South Florida, 5.00%, 8/15/30(a)(b)(c)	750,000	795,255
Tampa Health System Revenue Bonds, Series A, BayCare, 4.00%, 11/15/46	415,000	380,147
Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	225,000	227,033
Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	250,000	240,552
	Par	Value
Florida (Continued)

Village Community Development District No. 16 Special Assessment Revenue Bonds, 4.88%, 5/01/45	$250,000	$248,447
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	513,528
		16,354,807
Georgia – 3.6%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT), 5.25%, 7/01/45	100,000	105,131
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	200,368
Atlanta Development Authority Student Housing Revenue Bonds, PRG - CAU Properties LLC Project,
5.00%, 7/01/35(d)	125,000	127,957
6.00%, 7/01/45(d)	100,000	104,533
6.00%, 7/01/55(d)	135,000	137,408

Atlanta Development Authority Tax Allocation Bonds, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	250,000	253,603
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	250,000	233,301
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	515,000	518,282
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds,
4.00%, 1/01/36	500,000	489,620
4.00%, 1/01/54	250,000	206,294
Georgia State Housing & Finance Authority Revenue Bonds, Series A,
4.80%, 12/01/46	100,000	100,241
4.70%, 12/01/54	265,000	257,649

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Georgia State Ports Authority Revenue Bonds, 5.00%, 7/01/47	$1,000,000	$1,033,384
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	530,144
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	151,533
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
5.00%, 6/01/30(a)(b)(c)	1,000,000	1,034,038
5.00%, 9/01/31(a)(b)(c)	250,000	263,333
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	200,000	205,978
5.00%, 3/01/30(a)(b)(c)	335,000	350,395
5.00%, 3/01/32(a)(b)(c)	750,000	794,401

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	350,000	349,953
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	260,199
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E, 5.00%, 12/01/32(a)(b)(c)	500,000	521,066
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	157,920
Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 5.00%, 12/01/35(a)(b)(c)	250,000	259,735
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer Project, 2.80%, 3/06/31(a)(b)(c)	1,000,000	975,905
	Par	Value
Georgia (Continued)

Municipal Electric Authority Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	$250,000	$252,968
Municipal Electric Authority Revenue Bonds, Plant Vogtle Units 3&4 Project (BAM, TCRS Insured), 5.00%, 1/01/49	250,000	250,893
Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.25%, 9/01/43	1,000,000	1,094,785
5.25%, 9/01/44	250,000	272,316

Savannah Georgia Center Authority Convention Center Hotel First Tier Revenue Bonds, 5.25%, 6/01/61	100,000	96,809
Savannah Georgia Center Authority Convention Center Hotel Second Tier Revenue Bonds, 6.00%, 6/01/50(d)	100,000	98,225
		11,688,367
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	233,781
Hawaii – 0.2%
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	626,787
Idaho – 0.5%
Idaho State Housing & Finance Association SFM Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	435,000	473,133
Southern Idaho Regional Solid Waste District RANS, USDA Takeout Loan, 4.00%, 3/01/28	1,000,000	1,007,988
		1,481,121

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois – 6.8%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	$500,000	$485,194
5.00%, 12/01/42	250,000	237,996

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	318,783
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	753,237
Chicago Board of Education GO Unlimited Refunding Bonds, Series B,
5.25%, 12/01/30	350,000	358,913
5.00%, 12/01/32	300,000	302,136

Chicago Board of Education GO Unlimited Refunding Bonds, Series C (AG Insured), 5.00%, 12/01/27	660,000	674,875
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	256,085
Chicago GO Unlimited Bonds, Series B, 5.00%, 1/01/32	1,000,000	1,026,395
Chicago GO Unlimited Bonds,Capital Appreciation City Colleges (NATL Insured), 0.00%, 1/01/30(e)	750,000	658,775
Chicago GO Unlimited Refunding Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,025,298
Chicago O’Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	533,074
Chicago O’Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	521,878
Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	259,102
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	250,518
	Par	Value
Illinois (Continued)

Chicago Waterworks Revenue Bonds, Series A, 5.00%, 11/01/47	$500,000	$508,229
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	259,166
Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/45	1,000,000	1,042,150
Du Page & Will Counties Community School District No. 204 Indian Prairie GO Unlimited Bonds, 5.00%, 1/15/45	500,000	519,701
Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincent De Paul Center Project, 2.85%, 3/01/30(a)(b)(c)	1,000,000	976,273
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	103,668
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	250,851
Illinois State Finance Authority Revenue Exchange Bonds, Lutheran Life Community, 6.50%, 3/01/55	356,992	323,041
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	242,850
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	215,797
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History, (SOFR + 1.20%), 3.71%, 9/01/28(a)(c)	240,000	240,446
Illinois State Finance Authority Variable Revenue Refunding Bonds, OSF Healthcare System (PNC Bank N.A. LOC), 1.50%, 11/15/37(c)(f)	100,000	100,000

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Bonds, 5.00%, 11/01/27	$500,000	$502,337
Illinois State GO Unlimited Bonds, Series A, 5.00%, 5/01/32	500,000	514,213
Illinois State GO Unlimited Bonds, Series B,
5.50%, 5/01/47	100,000	103,955
5.25%, 5/01/47	100,000	102,909

Illinois State GO Unlimited Refunding Bonds, 5.00%, 2/01/39	200,000	211,817
Illinois State HDA MFH Variable Revenue Bonds, Hope Manor Village Joliet (Housing & Urban Development Sector 8 Program), 3.15%, 2/01/28(a)(b)(c)	500,000	499,958
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	170,000	179,280
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	377,176
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/40	400,000	401,287
4.00%, 1/01/46	250,000	233,810
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	522,613
5.00%, 1/01/45	250,000	257,837
Illinois State University Revenue Refunding Bonds,
5.00%, 4/01/31	220,000	235,426
5.00%, 4/01/32	225,000	242,321

Joliet Waterworks & Sewage Revenue Bonds (BAM Insured), 5.25%, 1/01/50	500,000	516,340
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
5.00%, 6/15/42	500,000	509,383
4.00%, 12/15/42	250,000	232,073

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	144,163
	Par	Value
Illinois (Continued)

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/27	$350,000	$356,618
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	242,999
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	237,831
Southwestern Development Authority Revenue Bonds, Pontiac-William Holliday School District No. 10 (BAM Insured),
5.00%, 12/01/31	750,000	810,643
5.00%, 12/01/38	150,000	159,203
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
4.00%, 12/30/38	500,000	493,202
4.00%, 12/30/40	500,000	484,982

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,256
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	648,925
Will County Community Unit School District No. 201 GO Limited Bonds, Series C, Crete-Monee (AG Insured), 4.00%, 1/01/36	250,000	248,864
		22,164,852
Indiana – 1.9%
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(e)	900,000	837,258
0.00%, 1/15/29(e)	560,000	510,047

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, DePauw University Project, 5.50%, 7/01/52	$255,000	$257,601
Indiana State Finance Authority Health System Revenue Refunding Bonds, Series C, Indiana University Health, 5.25%, 10/01/44	150,000	160,010
Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Indiana University Health, 5.00%, 10/01/29(a)(b)(c)	1,205,000	1,267,642
Indiana State Finance Authority Revenue Refunding Bonds, Ascension Senior Credit Group, 5.00%, 11/15/43	100,000	104,693
Indiana State Housing & Community Development Authority SFM Sustainable Revenue Bonds, Series C-1, (GNMA, FNMA, FHLMC Insured), 4.85%, 7/01/45	150,000	150,918
Ips Multi-School Building Corp., Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	258,985
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	205,681
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC,
4.88%, 1/01/44(d)	250,000	253,204
5.00%, 1/01/54(d)	250,000	243,885

Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Bonds (State Intercept Program), 5.00%, 2/01/31	250,000	263,705
Vanderburgh County Redevelopment District Tax Increment Allocation Revenue Refunding Bonds (State Intercept Program), 5.00%, 2/01/30	270,000	282,432
	Par	Value
Indiana (Continued)
Westfield Washington Multi-School Building Corp., Revenue Bonds, First Mortgage (BAM State Intercept Program),
5.00%, 1/15/28	$215,000	$220,791
5.00%, 7/15/28	315,000	327,246

Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program), 5.00%, 1/15/28	455,000	467,909
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)(c)	500,000	510,820
		6,322,827
Iowa – 0.2%
Pefa Inc., Revenue Refunding Bonds Series A, Gas Project, 5.00%, 4/01/35	125,000	131,054
Winterset Sewer Revenue Loan Agreement Anticipation Notes Revenue Bonds, 4.00%, 6/01/29	450,000	453,052
		584,106
Kansas – 0.3%
Andover GO Unlimited Temporary Notes, Series A, 3.50%, 10/01/28	1,000,000	1,000,855
Kentucky – 1.8%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	234,996
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	400,858
Kentucky Bond Development Corp., Senior Revenue Bonds, University of Kentucky Central Utility Plant Project, 5.50%, 10/31/56	145,000	151,515

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky (Continued)
Kentucky State Bond Development Corp., Student Housing Revenue Bonds, Collegiate Housing Foundation, 5.25%, 7/01/61	$500,000	$511,034
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	242,097
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	190,834
5.00%, 5/15/46	100,000	84,908

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	298,612
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	1,775,000	1,873,621
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series C, 5.00%, 5/01/36	250,000	258,856
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,450,228
Pikeville Educational Facilities Revenue BANS, University Of Pikeville, 3.80%, 8/01/28	250,000	249,372
		5,946,931
Louisiana – 1.3%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	478,139
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/28	500,000	516,554
	Par	Value
Louisiana (Continued)
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	$300,000	$302,274
Louisiana State Public Facilities Authority Lease Revenue Bonds, South Quad L3C-Louisiana State University (AG Insured), 5.25%, 7/01/50	300,000	309,789
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro U.S.A. Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	210,224
New Orleans GO Unlimited Refunding Bonds, 5.00%, 12/01/27	1,075,000	1,080,861
Saint James Parish Variable Revenue Bonds, Nustar Logistics L.P. Project, 3.70%, 6/01/30(a)(b)(c)	250,000	250,382
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)(c)	100,000	101,888
Shreveport Water & Sewer Revenue Refunding Bonds (AG Insured), 5.00%, 12/01/34	500,000	545,894
Terrebonne Parish Hospital Service District No. 1 Revenue Refunding Bonds, Terrebonne General Health System Project, 5.00%, 4/01/32	510,000	544,559
		4,340,564
Maryland – 2.1%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	493,873
Baltimore Special Obligation Revenue Bonds, City-Wide Affordable Housing Program, 5.25%, 6/01/55(d)	100,000	95,673

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)
Chestertown Economic Development Project Revenue Refunding Bonds, Washington College Project, 6.50%, 3/01/55	$100,000	$100,701
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	510,239
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	1,320,000	1,320,875
5.25%, 6/30/55	1,000,000	977,563

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	505,806
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	148,345
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	286,346
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	110,781
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series C, Medstar Health Issue, 5.00%, 8/15/40	250,000	266,544
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	$500,000	$421,489
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, The Johns Hopkins Health (Bank of America N.A. LOC), 1.35%, 5/15/53(c)(f)	500,000	500,000
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	698,717
Montgomery County Housing Opportunities Commission MFH & Reconstruction Development Revenue Bonds, Series C-AG-CR, 2.85%, 1/01/51	250,000	174,958
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	212,829
		6,824,739
Massachusetts – 0.6%
Massachusetts State Development Finance Agency Revenue Bonds, CHF-Wentworth Inc., Issue-Pike Student Housing Project, 5.13%, 7/01/51(d)	100,000	96,100
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	485,122
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health (AG Insured), 5.50%, 7/01/50	500,000	535,589

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts (Continued)
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	$250,000	$250,033
Massachusetts State Educational Financing Authority Senior Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	287,744
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	221,260
		1,875,848
Michigan – 2.1%
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	233,459
Grand Rapids Economic Development Corp., Revenue Bonds, Beacon Hill at Eastgate Project, 6.13%, 11/01/60	100,000	100,343
Great Lakes Water Authority Water Supply System Second Lien Revenue Refunding Bonds, Series B, 5.00%, 7/01/46	100,000	105,022
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	300,000	302,264
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	509,638
4.00%, 12/01/40	500,000	473,863

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, Unrefunded Balance, 5.00%, 12/01/46	365,000	366,720
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Health Care, 1.20%, 4/13/28(a)(b)(c)	500,000	478,846
	Par	Value
Michigan (Continued)

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Bronson Healthcare Group, Inc., 5.00%, 5/15/28	$785,000	$812,790
Michigan State Strategic Fund Limited Obligation Tax Capture Revenue Bonds, Bedrock Detroit Transformational Brownfield Plan Project, 5.50%, 10/01/53(d)	280,000	281,218
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)(c)	1,000,000	997,358
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,070,256
Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	500,000	513,236
Wayne County Airport Authority Revenue Refunding Bonds (AMT), Detroit Metropolitan, 5.00%, 12/01/33	470,000	506,803
		6,751,816
Minnesota – 0.5%
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	226,142
Cologne Charter School Lease Revenue Bonds, Academy Project A, 5.00%, 7/01/29	190,000	190,048
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	209,343

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota (Continued)
Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction, 2.88%, 1/01/28	$500,000	$498,912
Rochester Health Care Facilities Revenue Bonds, Series A, Mayo Clinic, 5.00%, 11/15/36	500,000	558,923
		1,683,368
Mississippi – 0.1%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	250,000	261,470
Missouri – 0.9%
Kansas City IDA Economic Activity TRB, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	200,434
Kansas City IDA Revenue Refunding Bonds, Platte Purchase Project A, 6.00%, 1/01/48(d)	100,000	101,639
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	906,686
Missouri State Health & Educational Facilities Authority Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	657,521
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, BJC Health System, 5.00%, 4/01/33	500,000	547,432
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/28	250,000	255,225
Phelps County Hospital Revenue Bonds, Phelps Health, 6.00%, 12/01/55	150,000	156,474
		2,825,411
	Par	Value
Montana – 0.3%
Montana Facility Finance Authority Health Facilities Revenue Refunding Bonds, Bozeman Deaconess Health Services, 5.25%, 6/01/50	$375,000	$388,177
Montana State Facility Finance Authority Revenue Refunding Bonds, Billings Clinic Obligated Group, 5.00%, 8/15/30	675,000	718,505
		1,106,682
Nebraska – 0.7%
Central Plains Energy Project Gas Supply Revenue Bonds, Subseries A-1, 5.00%, 8/01/31(a)(b)(c)	1,250,000	1,315,295
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)(c)	1,000,000	1,004,123
		2,319,418
Nevada – 0.6%
Clark County Airport System Subordinate Lien Revenue Bonds, Series B (AMT), 5.00%, 7/01/37	545,000	589,865
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	227,467
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	506,221
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	254,769
4.00%, 7/01/49	150,000	131,927

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	90,000	76,164
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	233,645
		2,020,058

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Hampshire – 0.6%
National Finance Authority Affordable Housing Certificates Revenue Bonds, 4.75%, 6/20/41	$199,196	$203,502
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	811,254	810,196
National Finance Authority Municipal Certificates Variable Revenue Bonds, Class A-1, Series 2, 4.40%, 4/01/36(a)	149,815	148,483
National Finance Authority Municipal Certificates Variable Revenue Bonds, Class A-2, Series 2, 4.40%, 4/01/36(a)	109,865	105,753
National Finance Authority Municipal Certificates Variable Sustainable Revenue Bonds (Housing & Urban Development Sector 8 Program), 4.95%, 2/20/41(g)	99,470	95,540
National Finance Authority Special Revenue CABS, LGI Homes Project, 0.00%, 12/15/41(e)	500,000	188,001
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	228,041
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	180,196
		1,959,712
New Jersey – 1.0%
Jersey City GO Unlimited Bonds, Series A, 5.00%, 2/15/31	500,000	520,167
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	189,988
5.13%, 6/15/43	350,000	347,537

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	246,627
	Par	Value
New Jersey (Continued)

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	$100,000	$100,082
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	250,213
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	122,916
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	244,945
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc., Project, 2.20%, 12/03/29(a)(b)(c)	1,000,000	940,660
New Jersey State Higher Education Student Assistance Authority Revenue Refunding Bonds (AMT), 5.25%, 12/01/56	200,000	194,534
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	234,557
		3,392,226
New Mexico – 0.0%(h)
Mesa Del Sol Public District No. 1 Special Levy Improvement Revenue Bonds, Series A, 5.45%, 10/01/55(d)	100,000	99,048
New York – 6.4%
Build Resource Corp., Revenue Bonds, 261 Walton Facility LLC-Zeta Charter Schools, Inc., Project, 5.00%, 6/01/36(d)	270,000	276,850
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	485,804
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	193,526

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	$250,000	$239,310
Hudson Yards Infrastructure Corp., Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	225,356
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified, 5.00%, 11/15/29	340,000	362,527
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	276,606
New York City Housing Development Corp., MFH Sustainable Neighborhood Revenue Bonds, 3.95%, 11/01/43	275,000	253,610
New York City Housing Development Corp., MFH Variable Sustainable Revenue Bonds, 3.75%, 7/02/29(a)(b)(c)	100,000	100,621
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	254,640
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	516,971
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Subordinate Variable Revenue Refunding Bonds, 1.40%, 6/15/41(c)(f)	500,000	500,000
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	274,594
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Subordinate Revenue Bonds, Fiscal 2026,
5.00%, 2/01/46	$250,000	$261,180
5.50%, 2/01/48	665,000	715,959
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,067,993
5.50%, 5/01/52	250,000	265,001
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series H, Fiscal 2025,
5.25%, 11/01/45	200,000	214,302
5.00%, 11/01/50	250,000	255,367

New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	264,629
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	255,991
New York Multi Modal GO Unlimited Bonds, Series E, Fiscal 2025, 5.00%, 8/01/44	640,000	670,396
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Mount Sinai Obligated Group, 5.25%, 7/01/50	350,000	345,813
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	261,023
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	247,647
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/45	100,000	105,940

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	$250,000	$253,644
New York State Environmental Facilities Corp., Solid Waste Disposal Variable Revenue Bonds (AMT), Draw Down Casella Waste Systems, 4.25%, 9/03/30(a)(b)(c)(d)	1,000,000	1,013,301
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	465,516
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,701
5.38%, 11/15/40(d)	150,000	150,178
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia,
5.00%, 1/01/30	345,000	352,985
4.00%, 10/01/30	1,500,000	1,522,447
5.00%, 10/01/35	500,000	518,873
5.00%, 10/01/40	250,000	254,773

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	250,000	264,968
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal B Redevelopment (AGM-CR Insured), 4.00%, 7/01/32	250,000	248,551
	Par	Value
New York (Continued)
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	$250,000	$267,279
5.50%, 6/30/54	715,000	723,949
6.00%, 6/30/55	100,000	104,982
6.00%, 6/30/59	175,000	183,225

New York State Transportation Development Corp., Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), 5.00%, 6/30/49	250,000	248,986
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport (AGC Insured), 5.25%, 12/31/54	325,000	330,049
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	260,604
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	496,145
5.00%, 3/15/41	250,000	261,769

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	468,487
Port Authority of New York & New Jersey Consolidated 183rd Revenue Bonds, 4.00%, 12/15/39	440,000	434,100
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	846,523

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	$500,000	$468,328
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	626,549
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	258,878
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C, 5.00%, 5/15/47	255,000	264,188
Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 11/15/45	250,000	265,266
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	100,800
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	89,535
		21,137,235
North Carolina – 1.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority Recovery Zone Facility Revenue Refunding Bonds, International Paper Company Project, 4.20%, 5/01/34	250,000	254,458
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	801,659
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	256,786
	Par	Value
North Carolina (Continued)
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	$1,000,000	$1,040,638
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	302,632
5.00%, 10/01/34	250,000	250,693

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	191,744
North Carolina State Housing Finance Agency Revenue Bonds, Series 59-A, 1998 Trust Agreement, (GNMA, FNMA, FHLMC Insured), 4.55%, 7/01/45	100,000	98,674
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest at Duke Project,
4.00%, 9/01/33	180,000	179,740
4.00%, 9/01/34	185,000	183,888

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	95,085
North Carolina State Medical Care Commission Retirement Facilities Tax-Exempt Revenue Bonds, First Mortgage, Twin Lakes Community, 3.90%, 1/01/29	680,000	680,310

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	$500,000	$506,507
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	489,000
		5,331,814
North Dakota – 0.3%
Horace North Dakota GO Refunding & Improvement Unlimited Bonds, Series A (BAM Insured),
5.00%, 5/01/28	135,000	139,079
5.00%, 5/01/30	200,000	210,527

University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	504,702
		854,308
Ohio – 1.9%
American Municipal Power-Ohio Inc., Revenue Bonds, AMP Michigan Cat Peaking Project,
5.00%, 2/15/29	205,000	214,905
5.00%, 2/15/30	290,000	307,969

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	680,536
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	177,584
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/28	155,000	160,564
Cleveland-Cuyahoga County Port Authority Financing Senior Tax Increment Allocation Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	191,001
	Par	Value
Ohio (Continued)

Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	$500,000	$483,461
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	172,571
5.00%, 12/01/36	305,000	308,070

Hamilton County Health Care Facilities Revenue Refunding Bonds, The Christ Hospital (AG Insured), 5.25%, 6/01/43	250,000	264,130
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project, 5.00%, 11/15/41	250,000	277,530
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	76,501
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	247,237
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	449,858
Ohio State Air Quality Development Authority Revenue Bonds (AMT), Ohio Valley Electric Corp., Project, 4.13%, 1/01/36	200,000	195,937
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	413,782
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	898,867

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Ohio State Hospital Revenue Refunding Bonds, University Hospitals Health, 5.00%, 1/15/28	$600,000	$615,749
Summit County Development Finance Authority Housing Revenue Bonds, PRG-Akron Properties LLC University of Akron Project (BAM Insured), 5.50%, 7/01/60	100,000	102,509
		6,238,761
Oklahoma – 2.7%
Caddo County Educational Facilities Authority Lease Revenue Bonds, Hinton Public Schools Project, 4.00%, 9/01/31	890,000	867,497
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,262,091
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	233,244
McIntosh County Educational Facilities Authority Lease Revenue Bonds, Eufaula Public Schools Project,
5.00%, 9/01/30	455,000	475,253
5.00%, 9/01/31	200,000	209,983

Murray County Educational Facilities Authority Lease Revenue Bonds, Davis Public Schools Project, 5.00%, 9/01/29	595,000	612,797
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	500,000	520,509
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Western Heights Public Schools, 5.00%, 9/01/31	1,000,000	1,030,855
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	467
	Par	Value
Oklahoma (Continued)

Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	$43,620	$23,255
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,002,870
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	499,406
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	277,423
Rogers County Educational Facilities Authority Revenue Bonds, Oologah-Talala Public Schools Project, 5.00%, 9/01/29	350,000	362,625
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	761,197
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, 5.00%, 9/01/29	370,000	391,848
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	450,913
		8,982,233
Oregon – 0.7%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	507,877
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp., Project, 3.80%, 6/15/28(a)(b)(c)	500,000	504,536

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oregon (Continued)
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	$300,000	$312,203
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	500,072
Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/27	240,000	242,039
Port of Portland Airport Sustainable Revenue Bonds, Series 30 (AMT), 5.25%, 7/01/49	250,000	257,766
		2,324,493
Pennsylvania – 4.0%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	256,585
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	701,771
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AG Insured), 4.00%, 6/01/39	500,000	474,996
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	448,332
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	176,330
Doylestown Hospital Authority Revenue Refunding Bonds, Doylestown Hospital, Unrefunded Balance, 5.00%, 7/01/41	350,000	350,474
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	237,890
4.00%, 2/15/47	500,000	439,058
	Par	Value
Pennsylvania (Continued)

Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	$470,000	$492,572
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	208,961
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	704,618
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	500,000	504,475
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	522,514
Pennsylvania State Economic Development Financing Authority Revenue Bonds (AMT), Pennsylvania Bridges FINCO LP-P3 Project,
5.00%, 12/31/34	250,000	250,127
4.13%, 12/31/38	400,000	372,191

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The PennDOT Major Bridges, 5.75%, 6/30/48	575,000	602,164
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, 4.00%, 3/15/40	500,000	467,004
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	451,516

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	$250,000	$217,516
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series AT-1, Unrefunded Balance, 4.00%, 6/15/35	500,000	492,594
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, The Trustees Of The University of Pennsylvania, 4.00%, 8/15/41	500,000	475,672
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	585,000	546,137
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	258,106
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series C, 5.00%, 12/01/46	250,000	259,635
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	314,541
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/30	475,000	482,135
Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	233,641
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	500,000	486,151
4.00%, 9/01/40	500,000	482,643

Philadelphia School District GO Limited Bonds, Series A (State Aid Withholding), 5.00%, 9/01/44	500,000	511,399
	Par	Value
Pennsylvania (Continued)

Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	$250,000	$244,553
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project, 5.00%, 5/01/28	215,000	220,975
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	261,392
		13,148,668
Puerto Rico – 1.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/47(d)	500,000	504,161
Puerto Rico Commonwealth Notes,
2.23%, 11/01/43(b)(c)	185,812	132,391
1.45%, 11/01/51(b)(c)	1,104,314	806,149
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/29	1,058,875	1,117,995
5.75%, 7/01/31	57,185	61,708
4.00%, 7/01/33	54,226	54,225
4.00%, 7/01/35	48,742	48,304
4.00%, 7/01/37	106,285	103,862
4.00%, 7/01/41	56,878	53,286

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	69,785	50,664
Puerto Rico Sales Tax Financing Corp., Restructured CABS, Series A-1,
0.00%, 7/01/33(e)	500,000	390,257
0.00%, 7/01/46(e)	875,000	318,396
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	959,836
5.00%, 7/01/58	157,000	150,845
		4,752,079

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	$500,000	$511,726
Rhode Island Student Loan Authority Senior Lien Revenue Bonds, Series A (AMT), 4.50%, 12/01/45	175,000	170,227
		681,953
South Carolina – 0.7%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	300,991	218,027
0.00%, 1/01/42(e)	228,148	81,218
0.00%, 7/22/51(e)	260,841	42,624
Medical University Hospital Authority Mortgage Revenue Bonds, Nexton Project (FHA Insured),
5.50%, 11/15/50	250,000	259,756
5.25%, 11/15/54	50,000	51,023

South Carolina State Jobs EDA Economic Development Revenue Bonds, Bishop Garden Episcopal Retirement Community, 5.13%, 4/01/46	250,000	254,494
South Carolina State Jobs EDA Educational Facilities Revenue Bonds, American Leadership Academy-Lexington, 5.50%, 6/15/33	125,000	121,887
South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	289,739
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	407,677
	Par	Value
South Carolina (Continued)

South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	$250,000	$267,734
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	347,544
		2,341,723
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health, 4.25%, 7/01/49	400,000	370,093
Tennessee – 1.7%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	870,000	897,139
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.25%, 7/01/51	1,525,000	1,570,755
Rutherford County Health & Educational Facilities Board Variable Revenue Refunding Bonds, Ascension Senior Credit Group, 5.00%, 11/15/30(a)(b)(c)	250,000	266,700
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Baptist Memorial Health Care, 5.00%, 9/01/32	260,000	279,442
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/01/29	535,000	540,660
Shelby County Health, Educational & Housing Facilities Board Revenue Refunding Bonds, Methodist Le Bonheur Healthcare (AG Insured), 5.00%, 6/01/35	250,000	269,305

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Tennessee (Continued)
Tennessee State Energy Acquisition Corp., Gas Revenue Refunding Bonds, Series A, 5.00%, 12/01/35	$1,225,000	$1,271,828
Tennessee State Energy Acquisition Corp., Revenue Bonds, Series A, Gas Project, 5.00%, 11/01/34	500,000	524,307
		5,620,136
Texas – 12.4%
Alvarado Independent School District Variable GO Unlimited Bonds (PSF, Gtd), 4.00%, 8/15/28(a)(b)(c)	675,000	688,117
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	510,566
Austin Airport System Revenue Bonds, Series B (AMT), 5.25%, 11/15/51	1,500,000	1,542,213
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	625,764
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	521,311
Bexar County Hospital District Certificates GO Limited Bonds, 4.00%, 2/15/43	250,000	234,707
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	191,502
Burleson Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 4.00%, 8/01/40	325,000	301,963
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	504,474
	Par	Value
Texas (Continued)
Clifton Higher Education Finance Corp., Education Revenue Bonds, Yes Prep Public Schools, Inc. (PSF, Gtd), 5.00%, 4/01/29	$500,000	$523,689
Clifton Higher Education Finance Corp., Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	941,195
Clifton Higher Education Finance Corp., Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd),
4.38%, 2/15/42	500,000	491,966
5.25%, 2/15/43	200,000	210,523
5.25%, 2/15/44	450,000	473,576
5.25%, 2/15/45	250,000	262,172
4.13%, 8/15/49	200,000	178,918

Clifton Higher Education Finance Corp., Variable Revenue Bonds, International Leadership of Texas, Inc. (PSF, Gtd), 4.00%, 2/15/30(a)(b)(c)	1,500,000	1,536,274
Dallas Independent School District Variable GO Unlimited Bonds, Series B (PSF, Gtd), 5.00%, 2/15/56(b)(c)	250,000	263,982
Dallas Refunding GO Limited Bonds, Series B (AGM-CR Insured), 4.00%, 2/15/43	415,000	388,507
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	250,261
Dallas-Fort Worth International Airport Revenue, Series A-1 (AMT), 5.25%, 11/01/42	300,000	317,833
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	271,881
Denton County Special Assessment Revenue Bonds, Green Meadows Public Improvement District, 6.13%, 12/31/55(d)	100,000	102,480
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	382,349

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Fort Bend Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	$500,000	$544,579
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 3.13%, 8/01/29(a)(b)(c)	500,000	497,725
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, First Tier, 4.00%, 10/01/45	265,000	241,690
Greater Texoma Utility Authority Contract Revenue Bonds (BAM Insured), 5.00%, 10/01/50	250,000	253,428
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	369,272
4.00%, 10/01/43	250,000	234,087

Greenville Electric Utility System Revenue Bonds (BAM Insured), 5.00%, 2/15/38	350,000	376,743
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Houston Methodist, Series A, 5.00%, 12/01/36	1,000,000	1,102,889
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Memorial Hermann Health System,
5.00%, 7/01/29	255,000	269,235
5.00%, 7/01/36	575,000	634,325
Harris County Cultural Education Facilities Finance Corp., Revenue Refunding Bonds, Texas Children’s Hospital,
5.00%, 10/01/31	545,000	589,352
4.00%, 10/01/38	350,000	340,692

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	593,314
	Par	Value
Texas (Continued)

Harris County Flood Control District GO Limited Bonds, Series A, Sustainability Bonds, 4.00%, 9/15/43	$250,000	$232,979
Harris County Hospital District GO Limited Bonds,
5.00%, 2/15/48	100,000	104,089
5.25%, 2/15/56	100,000	104,564

Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	234,512
Housing Options, Inc., Multifamily Variable Revenue Bonds, The Culbreath, 3.75%, 11/01/28(a)(b)(c)	1,000,000	1,008,522
Houston Airport System Revenue Bonds (AMT), United Airlines Inc., Ground Services, 5.50%, 7/15/36	250,000	269,772
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines Inc., Terminal, 5.25%, 7/15/33	250,000	265,722
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.25%, 7/15/31	250,000	263,242
Houston Airport System Special Facilities Revenue Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/28	500,000	511,777
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 7/01/30	750,000	796,138
5.50%, 7/01/43	125,000	135,632

Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	418,639
Houston Hotel Occupancy Tax & Second Lien Special Revenue Bonds, Series D (AG Insured), 5.25%, 9/01/51	275,000	283,479

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	$510,000	$524,673
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	602,331
Las Varas Public Facility Corp., MFH Variable Revenue Bonds, Brickstone Flats, 3.39%, 9/01/30(a)(b)(c)	1,000,000	998,979
Las Varas Public Facility Corp., MFH Variable Revenue Bonds, Series A, Central at Commerce, 3.35%, 11/01/29(a)(b)(c)	500,000	491,119
Leander Independent School District GO Unlimited Refunding Bonds, Series A (PSF, Gtd), 5.00%, 8/15/41	125,000	133,658
Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Prerefunded,
5.00%, 2/15/28(i)	40,000	41,321
5.00%, 2/15/28(i)	170,000	175,613

Midland Independent School District GO Unlimited Bonds (PSF, Gtd), Unrefunded Balance, 5.00%, 2/15/50	290,000	293,053
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	500,286
New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	97,949
New Hope Cultural Education Facilities Finance Corp., Retirement Facility Revenue Refunding Bonds, Brazos Presbyterian Homes, 5.00%, 1/01/29	640,000	659,792
	Par	Value
Texas (Continued)

North East Regional Mobility Authority Subordinate Lien Revenue Refunding Bonds, Series B, 5.25%, 1/01/46	$350,000	$361,745
Northwest Independent School District GO Unlimited Bonds (PSF, Gtd), 5.25%, 2/15/55	250,000	261,938
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,174
Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	300,000	286,992
Port of Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (AMT), Jefferson Gulf Coast Energy Project,
5.00%, 1/01/39(d)	300,000	285,811
5.13%, 1/01/44(d)	350,000	332,953

Port of Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	287,668
Prosper Independent School District GO Unlimited Bonds (PSF, Gtd), 4.00%, 2/15/54	1,225,000	1,082,831
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(c)	1,000,000	1,070,357
San Antonio Airport System Revenue Refunding Bonds (AMT) (BAM Insured), 5.50%, 7/01/56(j)	500,000	522,521
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds, Series A, 3.00%, 12/01/29(a)(b)(c)	1,000,000	985,363
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	508,752

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds, Baylor Scott & White Health, 5.00%, 11/15/45	$100,000	$104,543
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	486,413
Texas State Municipal Gas Acquisition & Supply Corp., IV Revenue Bonds, Series A, 5.50%, 1/01/30(a)(b)(c)	1,000,000	1,049,169
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)(c)	600,000	621,847
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	250,495
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,033,311
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	724,447
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	428,715
Texas State Transportation Finance Corp., Subordinate Revenue Bonds, State Highway 288 System Toll, 5.50%, 10/01/55	250,000	266,715
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	508,307
Texas Transportation Commission GO Unlimited Refunding Bonds, 5.00%, 4/01/37	575,000	640,166
	Par	Value
Texas (Continued)

University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	$250,000	$257,122
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	460,461
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	243,395
		40,673,606
Utah – 1.0%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	97,432	98,682
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	925,682
Downtown Daybreak Public Infrastructure District No. 1 Tax Increment Allocation Revenue Bonds, 5.63%, 3/01/46(d)	500,000	505,973
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, SEG Redevelopment Project (AG Insured), 5.00%, 6/01/38	100,000	104,516
Downtown Revitalization Public Infrastructure District Sales Subordinate Revenue Bonds Bond, 5.00%, 7/15/35(d)	100,000	100,082
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	500,000	513,411
Salt Lake City International Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/43	500,000	504,797

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Utah (Continued)
Utah City West Public Infrastructure District No. 1 Special Assessment Bonds, 5.88%, 12/01/55(d)	$100,000	$101,162
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	464,717
		3,319,022
Virginia – 1.0%
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	683,004
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	226,825
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	492,308
Lynchburg EDA Hospital Revenue Bonds, Series A, Centra Health Obligated Group, 5.50%, 1/01/51	350,000	369,231
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	885,503
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project, 4.00%, 7/01/32	275,000	274,091
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
4.00%, 7/01/39	240,000	228,907
4.00%, 1/01/40	280,000	265,990
		3,425,859
Washington – 3.0%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,478,792
King County GO Limited Tax Refunding Bonds, 4.00%, 7/01/29	500,000	504,776
	Par	Value
Washington (Continued)
King County Sewer Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 7/01/42	$120,000	$121,107
Port of Seattle GO Limited Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	327,847
Port of Seattle Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	506,321
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT), 5.25%, 5/01/42	745,000	750,792
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.25%, 7/01/43	315,000	332,199
5.25%, 7/01/44	365,000	383,477
5.00%, 8/01/47	250,000	252,527
5.25%, 7/01/49	585,000	602,163

Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	484,181
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	502,171
5.00%, 12/01/28	440,000	441,682

Washington Housing Finance Commission Revenue Bonds, 4.08%, 8/20/63(g)	99,077	89,368
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health, 5.00%, 10/01/35	500,000	546,185
Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	332,144
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	500,045
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	207,921

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Housing Finance Commission Municipal Certificates Revenue Bonds, Series 2025-1 Class A-1, 4.08%, 8/20/63(g)	$123,847	$116,510
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Blakeley & Laurel Villages Portfolio (BAM Insured), 5.25%, 7/01/55(d)	525,000	528,987
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	390,776
Washington State Motor Vehicle Fuel Tax & Vehicle GO Unlimited Bonds, 5.00%, 6/01/50	460,000	477,488
		9,877,459
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Kentucky Power Company - Mitchell Project, 3.75%, 6/13/30(a)(b)(c)	250,000	248,128
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)(c)	500,000	500,515
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	486,415
		1,235,058
Wisconsin – 3.4%
Buffalo County GO Unlimited Bonds, Promissory Notes, 4.00%, 9/01/27	565,000	568,716
Milwaukee County Airport Revenue Bonds, Series A (AMT), 5.00%, 12/01/27	715,000	732,804
	Par	Value
Wisconsin (Continued)
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	$500,000	$485,166
Milwaukee Redevelopment Authority Lease Revenue Bonds, Milwaukee Public Schools, 5.00%, 11/15/31	570,000	572,781
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	91,784
PFA Education Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	491,304
5.00%, 6/15/49	150,000	141,615

PFA Education Revenue Bonds, Pinecrest Academy, 4.00%, 7/15/33(d)	100,000	98,200
PFA Education Revenue Bonds, Revolution Academy, 6.00%, 10/01/60(d)	100,000	97,653
PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	352,685
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	257,655
PFA Revenue Bonds, Maniilaq Association Employee Housing Project, 5.00%, 12/01/29	875,000	907,716
PFA Revenue Bonds, Maniilaq Association Patient Housing Project, 5.00%, 12/01/31	230,000	241,422
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	229,075
PFA Revenue CABS, Texas Infrastructure Program, 0.00%, 12/15/40(d)(e)	250,000	87,023
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
6.50%, 6/30/60	100,000	109,418
5.75%, 6/30/60	200,000	206,792
6.50%, 12/31/65	125,000	136,772

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
PFA Senior Lien Toll Revenue Bonds (AMT), Georgia SR 400 Express,
5.75%, 12/31/65	$350,000	$361,133

PFA Student Housing Revenue Bonds, PRG-Oxford Properties LLC Project (BAM Insured), 5.00%, 7/01/45	100,000	102,035
PFA Student Housing Revenue Bonds, Senior Series 2025-A, KSU Bixby Real Estate Foundation, 5.25%, 6/15/55	100,000	102,115
PFA Student Housing Revenue Bonds, Subordinate Series 2025-B, KSU Bixby Real Estate Foundation, 5.25%, 6/15/45	200,000	207,037
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Prerefunded, 4.00%, 10/01/30(b)(c)(i)	145,000	150,120
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, Unrefunded Balance, 4.00%, 10/01/30(a)(b)(c)	225,000	227,292
Slinger Redevelopment Authority Revenue Bonds, Series A, Police Station Project,
5.00%, 3/01/29	110,000	115,003
5.00%, 3/01/31	50,000	53,484
5.00%, 3/01/32	45,000	48,552

University of Wisconsin Hospitals and Clinics Authority Variable Revenue Refunding Bonds, 1.25%, 4/01/48(c)(f)	150,000	150,000
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	97,933
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, UnityPoint Health, 5.00%, 12/01/28	590,000	591,686
	Par	Value
Wisconsin (Continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	$100,000	$100,230
4.00%, 8/15/31	375,000	373,068

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Wisconsin Museum of Nature & Culture Inc. Project, 6.50%, 11/01/36(d)	250,000	254,484
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	271,437
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	327,479
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, ThedaCare Inc., 4.00%, 12/15/49	350,000	300,985
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit, 5.00%, 8/01/36(a)(b)(c)	345,000	376,717
Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, 5.00%, 8/01/34(a)(b)(c)	1,000,000	1,089,439
		11,108,810
Total Municipal Bonds (Cost $305,434,620)		296,389,534

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Short-Term Investments – 9.1%
Consumer Services – 0.6%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	$218,894

Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(i)	30,000	30,584

Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	250,703

University of North Texas Revenue Refunding Bonds, Series A, 5.00%, 4/15/27	1,000,000	1,016,364

University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	380,747
		1,897,292
Electric Utilities – 0.2%
Long Island Power Authority Electric System Variable Revenue Refunding Bonds, Series B, 1.50%, 9/01/26(a)(b)(c)	500,000	499,350
Health Care Facilities & Services – 0.2%
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	553,576

Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	262,836
		816,412
Local – 2.0%
Cambridge School District TRANS, 4.00%, 9/02/26	500,000	500,293

Chicago GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	250,000	251,189
	Par/Number of Shares	Value
Local (Continued)

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	$50,516

Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	800,000	800,000

Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	304,813

Huber Heights GO Limited BANS (State Standby Purchase Program), 5.00%, 11/19/26	500,000	502,993

Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)(c)	1,000,000	1,000,383

Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	444,131

Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	427,452

Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,605

North Olmsted GO Limited BANS (State Standby Purchase Program), 4.00%, 6/23/27(d)	700,000	706,063

Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center, 5.00%, 7/01/27	125,000	127,389

West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	257,858

Ysleta Independent School District TRANS, Series B, 5.00%, 3/01/27	500,000	502,954
		6,676,639
Money Market Fund – 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(k)	4,484,651	4,484,651

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal Bonds – 2.5%
Austin Airport System Revenue Bonds, Series B (AMT), 5.00%, 11/15/26	595,000	$598,009

Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	250,000

Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	500,385

Decatur Park District GO Unlimited Bonds, Series A (AG Insured), 5.00%, 12/15/26	565,000	568,554

Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., 5.00%, 7/15/27	175,000	177,191

Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	126,501

Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	156,525

Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	404,200

Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	150,192

North East Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/27	360,000	362,862
	Par/Number of Shares	Value
Municipal Bonds (Continued)

Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Crimson Flats West, 3.63%, 5/01/27(a)(b)(c)	625,000	$626,620

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/26(e)	275,000	273,343

PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	499,807

PFA Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	492,864

Port of Portland Airport Revenue Refunding Bonds, Series 30B (AMT), 5.00%, 7/01/27	500,000	509,102

Puerto Rico Sales Tax Financing Corp., Restructured CABS, Series A-1, 0.00%, 7/01/27(e)	86,000	83,573

Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,000,069

Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project, 5.00%, 5/01/27	300,000	304,062

Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	500,329

Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured), 5.00%, 12/30/26	200,000	201,700

Westfield Washington Multi-School Building Corp., Revenue Bonds, Series B (BAM State Intercept Program), 5.00%, 7/15/27	375,000	382,077
		8,167,965

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Regional – 2.2%
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)(c)	575,000	$575,909

Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project, 5.00%, 7/01/27	125,000	127,207

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	407,137

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	220,149

Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	1,925,000	1,926,467

Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	371,512

Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	50,000	49,930

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Senior, Prerefunded, 5.00%, 11/15/26(i)	420,000	422,577

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	100,022

Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	266,618
	Par/Number of Shares	Value
Regional (Continued)

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, 5.00%, 2/15/27	215,000	$216,602

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	200,000

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., Laguardia, 5.00%, 1/01/27	635,000	639,652

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Dayton Power & Light Company Project, 4.25%, 6/01/27(a)(b)(c)	925,000	932,589

Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	251,643

Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	145,560

Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.63%, 7/01/27	154,511	157,580

Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	100,000	102,173
		7,113,327

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Transportation & Logistics – 0.0%(h)
Port of Morrow GO Limited Refunding Bonds, Series D, 4.00%, 12/01/26	170,000	$170,428
Total Short-Term Investments (Cost $29,865,971)		29,826,064
Total Investments – 99.5% (Cost $335,300,591)		326,215,598
Other Assets less Liabilities – 0.5%		1,658,105
NET ASSETS – 100.0%		$327,873,703

Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $16,484,537 or 5.03% of net assets.

(e)	Zero coupon bond.
(f)
Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2026 is disclosed.

(h)	Amount rounds to less than 0.05%.
(i)	Maturity date represents the prerefunded date.
(j)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.
(k)	7-day current yield as of July 31, 2026 is disclosed.

Abbreviations:

AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Association
L.P.	Limited Partnership

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
L3C	Low-Profit Limited Liability Company
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
N.A.	National Association
NATL	National Interstate Insurance
P3	Public-Private Partnership
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RANS	Revenue Anticipation Notes
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
TCRS	Transferable Custodial Receipts
TRANS	Tax Revenue Anticipation Bonds
TRB	Tax Revenue Bonds
USDA	United States Department of Agriculture

Municipal Issue Type (%)(a),(b)
Revenue Bonds	80.7
General Obligation Unlimited Bonds	10.5
General Obligation Limited Bonds	2.2
Certificates of Participation	1.4
Tax Allocation Bonds	1.2
Revenue Notes	0.7
Special Assessment Bonds	0.6
Special Tax Bonds	0.4
General Obligation Limited Notes	0.4
Total	98.1

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.

Sector Diversification (%)(a)
General	19.6
Medical	14.5
Airport	8.6
General Obligation	7.2
Development	7.0
Transportation	7.0
Education	6.2
School District	5.6
All other sectors less than 5%(b)	24.3
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$296,389,534	$—	$296,389,534
Short-Term Investments	4,484,651	25,341,413	—	29,826,064
Total Investments	$4,484,651	$321,730,947	$—	$326,215,598

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund

	Par	Value
Asset-Backed Securities – 5.7%
Consumer Services – 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2026-2A, Class A, 4.60%, 8/20/32(a)	$100,000	$97,868
Other – 5.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	470,218
Barings Equipment Finance LLC, Series 2026-A, Class A4, 4.24%, 11/13/45(a)	100,000	98,133
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.30%, 7/15/35(a)(b)	419,000	419,688
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.18%, 10/15/35(a)(b)	451,000	451,697
CNH Equipment Trust, Series 2026-B, Class A4, 4.74%, 11/15/33	100,000	99,685
Enterprise Fleet Financing LLC, Series 2026-2, Class A4, 4.59%, 1/20/33(a)	100,000	99,428
Ezee Fiber Funding LLC, Series 2026-1A, Class C, 8.46%, 8/20/56(a)(c)	100,000	100,919
Ford Credit Floorplan Master Owner Trust, Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	195,335
GMF Floorplan Owner Revolving Trust, Series 2026-2A, Class A, 4.77%, 5/16/33(a)	100,000	99,879
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	36,900	35,786
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	95,184	93,323
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	70,914	67,511
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	188,692	173,856
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	652,592	590,760
	Par	Value
Other (Continued)

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 5.45%, 4/20/37(a)(b)	$343,000	$343,204
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-2, Class A4, 4.29%, 9/15/32(a)	100,000	98,710
Series 2026-1, Class A4, 4.96%, 5/16/33(a)	100,000	100,624

Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 3/25/56(a)	102,000	101,028
M&T Equipment LLC, Series 2026-1A, Class A4, 4.91%, 7/18/33(a)	100,000	99,969
MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	132,000	133,463
Progress Residential Trust,
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	129,928	122,910
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	600,133	567,669
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	103,842	97,560
Series 2025-SFR3, Class A, 3.39%, 7/17/42(a)	100,000	93,641

SFS Auto Receivables Securitization Trust, Series 2026-2A, Class A4, 4.69%, 5/20/33(a)	100,000	99,723
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	100,887	94,798
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	79,079	79,995
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	87,269	83,935
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	80,496	72,596

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	$233,000	$230,682
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	62,444	55,412
		5,472,137
Specialty Finance – 0.1%
Carmax Auto Owner Trust, Series 2026-3, Class A4, 4.67%, 10/15/32	100,000	99,859
Total Asset-Backed Securities (Cost $5,774,756)		5,669,864

	Number of Shares
Common Stocks – 1.4%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(d)	25,536	268,894
Telecommunications – 0.0%(e)
Uniti Group, Inc.*	3,665	35,624
Transportation & Logistics – 1.1%
PHI Group, Inc.	33,330	1,066,560
Total Common Stocks (Cost $798,576)		1,371,078

	Par
Convertible Bonds – 0.1%
Cable & Satellite – 0.1%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30	$27,000	71,085
Total Convertible Bonds (Cost $25,290)		71,085

Corporate Bonds – 3.4%
Asset Management – 1.0%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	468,000	482,186
HPS Corporate Lending Fund, 6.75%, 1/30/29	207,000	210,463
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	328,260
		1,020,909
	Par	Value
Commercial Support Services – 0.2%
VT Topco, Inc., 8.50%, 8/15/30(a)(f)	$164,000	$167,501
Electric Utilities – 1.4%
Centerpoint Energy Restoration Bond Co. II LLC, 4.26%, 12/15/34	299,549	292,149
PG&E Recovery Funding LLC, 4.84%, 6/01/33	264,342	262,514
SCE Recovery Funding LLC, 4.45%, 3/15/36	357,000	346,168
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	75,715	73,755
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	422,388
		1,396,974
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	330,546	336,566
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	460,696
Total Corporate Bonds (Cost $3,368,164)		3,382,646

Mortgage-Backed Securities – 20.4%
Commercial Mortgage-Backed Securities – 2.5%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	500,842
BANK5, Series 2025-5YR18, Class A3, 5.15%, 12/15/58	145,000	145,123
BBCMS Mortgage Trust, Series 2025-5C36, Class A3, 5.52%, 8/15/58	100,000	101,461
BMO Mortgage Trust,
Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	127,532
Series 2025-5C13, Class A3, 5.23%, 12/15/58	100,000	100,243

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	393,075

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/42(a)(g)	$291,000	$291,684
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class A3, 5.88%, 7/15/59(g)	100,000	102,354
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	210,048
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	402,115
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, 7/15/40(a)(g)	100,000	100,583
		2,475,060
Federal Home Loan Mortgage Corporation – 7.8%
Multifamily Structured Pass Through Certificates,
Series K101, Class A2, 2.52%, 10/25/29	404,000	379,044
Series K102, Class A2, 2.54%, 10/25/29	271,000	254,751
Series K103, Class A2, 2.65%, 11/25/29	382,000	359,332
Series K104, Class A2, 2.25%, 1/25/30	118,000	109,365
Series K105, Class A2, 1.87%, 1/25/30	100,000	91,325
Series K106, Class A2, 2.07%, 1/25/30	100,000	91,866
Series K107, Class A2, 1.64%, 1/25/30	100,000	90,775
Series K108, Class A2, 1.52%, 3/25/30	100,000	90,086
Series K109, Class A2, 1.56%, 4/25/30	151,000	135,593
Series K111, Class A2, 1.35%, 5/25/30	100,000	88,877
Series K114, Class A2, 1.37%, 6/25/30	100,000	88,458
Series K116, Class A2, 1.38%, 7/25/30	100,000	88,389
Series K117, Class A2, 1.41%, 8/25/30	493,000	435,214
Series K120, Class A2, 1.50%, 10/25/30	140,000	123,232
Series K151, Class A3, 3.51%, 4/25/30	183,000	175,871
Series K752, Class A2, 4.28%, 7/25/30	136,000	134,092
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K754, Class A2, 4.94%, 11/25/30	$545,000	$549,533
Pool,
1.00%, 7/01/36 - 10/01/36	134,949	115,880
2.00%, 8/01/40 - 8/01/42	797,722	683,292
4.00%, 10/01/40 - 11/01/40	149,013	142,189
1.50%, 11/01/40 - 1/01/42	3,147,510	2,604,429
(2.13% - 30D Average SOFR, 2.13% Floor, 6.67% Cap), 1.67%, 9/01/51(b)	70,778	63,028
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.55%, 3/01/52(b)	82,036	74,659
(30D Average SOFR + 2.14%, 2.14% Floor, 7.51% Cap), 2.51%, 5/01/52(b)	57,816	52,494
(2.18% - 30D Average SOFR, 2.18% Floor, 7.15% Cap), 2.15%, 7/01/52(b)	596,181	535,382
(30D Average SOFR + 2.22%, 2.22% Floor, 8.33% Cap), 3.33%, 11/01/52(b)	73,646	69,151
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 5/01/53(b)	89,058	79,994

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	35,686	34,621
		7,740,922
Federal National Mortgage Association – 5.8%
Pool,
1.00%, 4/01/36 - 3/01/37	1,977,254	1,697,785
1.50%, 11/01/40 - 3/01/42	2,218,019	1,830,961
2.00%, 11/01/40 - 8/01/42	1,234,928	1,058,786
2.50%, 5/01/41	114,903	101,709
3.50%, 4/01/44	226,570	208,470
4.00%, 6/01/45 - 3/01/48	585,273	557,015
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	177,705	160,882
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	170,193	152,687

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal National Mortgage Association (Continued)

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	$36,862	$36,505
		5,804,800
Government National Mortgage Association – 0.4%
Pool,
Series 2012-150, Class IO, 0.44%, 11/16/52(g)(h)	438,912	3,734
Series 2012-150, Class IO, 0.34%, 10/16/56(g)(h)	35,066	77
Series 2012-150, Class IO, 0.49%, 1/16/57(g)(h)	845,917	21,055
Series 2012-150, Class IO, 1.26%, 11/16/61(g)(h)	715,095	52,903
Series 2012-150, Class IO, 0.87%, 2/16/62(g)(h)	2,016,341	118,450
Series 2020-71, Class IO, 1.10%, 1/16/62(g)(h)	1,018,254	66,997
Series 2020-71, Class IO, 0.94%, 3/16/62(g)(h)	1,332,110	86,589
		349,805
Whole Loan – 3.9%
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(g)	111,995	99,177
Series 2021-PJ5, Class A8, 2.50%, 10/25/51(a)(g)	201,629	178,377
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	99,965	89,347
Series 2022-PJ4, Class A22, 2.50%, 9/25/52(a)(g)	175,580	154,785
GS Mortgage-Backed Securities Trust,
Series 2021-PJ10, Class A8, 2.50%, 3/25/52(a)(g)	62,353	54,800
Series 2021-PJ11, Class A8, 2.50%, 4/25/52(a)(g)	61,019	53,908
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(g)	118,047	104,069
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	208,381	183,590
Series 2022-PJ1, Class A8, 2.50%, 5/28/52(a)(g)	174,362	152,787
Series 2022-PJ3, Class A22, 2.50%, 8/25/52(a)(g)	63,755	56,026
Series 2022-PJ3, Class A24, 3.00%, 8/25/52(a)(g)	63,755	56,996
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(g)	$529,421	$460,938
Series 2022-PJ6, Class A15, 2.50%, 1/25/53(a)(g)	256,884	224,231
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(g)	309,369	271,956
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(g)	115,243	99,652
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(g)	381,985	337,680
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(g)	306,010	270,698
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(g)	62,072	54,576
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(g)	76,956	68,183
Series 2021-7, Class A4, 2.50%, 11/25/51(a)(g)	115,683	102,195
Series 2021-8, Class A4, 2.50%, 12/25/51(a)(g)	64,021	56,831
Series 2022-2, Class A4A, 2.50%, 8/25/52(a)(g)	63,384	55,630
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(g)	96,548	84,613
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	202,236	180,458

JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, 1/25/63(a)(g)	134,621	123,362
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(g)	72,332	68,243
Sequoia Mortgage Trust, Series 2025-S1, Class A4, 2.50%, 9/25/54(a)(g)	262,166	229,281
		3,872,389
Total Mortgage-Backed Securities (Cost $20,937,168)		20,242,976

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Number of Shares	Value
Preferred Stocks – 0.0%(e)
Telecommunications – 0.0%(e)
Uniti Group, Inc., 11.00%(d)(i)	24	$23,381
Total Preferred Stocks (Cost $23,381)		23,381

	Par
Term Loans – 0.0%(b)(e)
Retail - Discretionary – 0.0%(e)
J.C. Penney Corp., Inc., Term Loan(d)(i)(j)*	$225,538	23
Total Term Loans (Cost $—)		23

U.S. Government Obligations – 10.2%
U.S. Treasury Notes – 10.2%
1.25%, 4/15/31	698,000	688,788
3.75%, 1/31/31	5,718,000	5,563,435
3.50%, 2/28/31	2,571,000	2,474,989
3.88%, 4/30/31	1,146,000	1,119,409
4.13%, 6/30/31(f)	337,000	332,524
Total U.S. Government Obligations (Cost $10,445,770)		10,179,145

	Number of Shares
Warrants – 0.0%(e)
Telecommunications – 0.0%(e)
Windstream Parent, Inc.(d)(i)*	714	6,940
Total Warrants (Cost $—)		6,940

Investment Companies – 52.8%
iShares Ultra Short Duration Bond Active ETF(f)	239,817	12,125,148
	Number of Shares	Value

Schwab Short-Term U.S. Treasury ETF(f)(k)	1,361,208	$32,805,113
Vanguard Short-Term Inflation-Protected Securities ETF	152,396	7,567,985
Total Investment Companies (Cost $52,631,287)		52,498,246

	Par/Number of Shares
Short-Term Investments – 28.5%
Money Market Funds – 26.9%
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(l)(m)	22,308,690	22,308,690

Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(l)	4,454,781	4,454,781
		26,763,471
Mortgage-Backed Securities – 0.0%(e)
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(n)	4,912	4,827
U.S. Treasury Bills – 1.6%
U.S. Treasury Bills,
3.40%, 8/06/26(o)	1,095,000	1,094,672
3.36%, 8/13/26(o)	483,000	482,516
		1,577,188
Total Short-Term Investments (Cost $28,345,197)		28,345,486
Total Investments – 122.5% (Cost $122,349,589)		121,790,870
Liabilities less Other Assets – (22.5)%		(22,339,234)
NET ASSETS – 100.0%		$99,451,636

Percentages shown are based on Net Assets.

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $11,807,601 or 11.87% of net assets.

(b)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(c)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(d)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $299,238 or 0.30% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$499,686
J.C. Penney Corp., Inc., Term Loan	2/12/21-4/29/22	—
Uniti Group, Inc., 11.00%	8/4/2025	23,381
Windstream Parent, Inc.	8/4/2025	—

(e)	Amount rounds to less than 0.05%.
(f)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $24,594,182.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2026 is disclosed.

(h)	Security is an Interest Only Strip.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)
Fair value of this security exceeds 25% of the Fund’s Net Assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(l)	7-day current yield as of July 31, 2026 is disclosed.
(m)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $22,308,690 and total non-cash collateral has a value of $2,824,933.
(n)	Zero coupon bond.
(o)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
LLC	Limited Liability Company
PJ	Prime Jumbo
RPL	Reperforming Loan
SFR	Single-Family Rental
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$5,669,864	$—	$5,669,864
Common Stocks	1,102,184	268,894	—	1,371,078
Convertible Bonds	—	71,085	—	71,085
Corporate Bonds	—	3,382,646	—	3,382,646
Mortgage-Backed Securities	—	20,242,976	—	20,242,976
Preferred Stocks	—	—	23,381	23,381
Term Loans	—	—	23	23
U.S. Government Obligations	—	10,179,145	—	10,179,145
Warrants	—	—	6,940	6,940
Investment Companies	52,498,246	—	—	52,498,246
Short-Term Investments	26,763,471	1,582,015	—	28,345,486
Total Investments	$80,363,901	$41,396,625	$30,344	$121,790,870

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund

	Number of Shares	Value
Common Stocks – 0.8%
Aerospace & Defense – 0.0%(a)
General Electric Co.	80	$28,806
Howmet Aerospace, Inc.	110	31,048
		59,854
Banking – 0.1%
Citigroup, Inc.	244	32,318
PNC Financial Services Group (The), Inc.	167	41,728
U.S. Bancorp	715	45,052
		119,098
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	130	32,622
BioMarin Pharmaceutical, Inc.*	2,939	176,399
Bristol-Myers Squibb Co.	731	47,742
Gilead Sciences, Inc.	190	24,740
Merck & Co., Inc.	242	31,508
		313,011
Cable & Satellite – 0.0%(a)
Comcast Corp., Class A	1,031	24,703
Chemicals – 0.0%(a)
Corteva, Inc.	372	29,280
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	29	7,129
Electric Utilities – 0.0%(a)
Duke Energy Corp.	245	30,730
NRG Energy, Inc.	161	21,621
		52,351
Electrical Equipment – 0.0%(a)
Amphenol Corp., Class A	182	29,248
Emerson Electric Co.	88	13,184
		42,432
Engineering & Construction – 0.0%(a)
McDermott International Ltd.*	15	68
Health Care Facilities & Services – 0.0%(a)
Elevance Health, Inc.	47	17,664
UnitedHealth Group, Inc.	40	16,576
		34,240
Household Products – 0.1%
Colgate-Palmolive Co.	352	32,138
Kimberly-Clark Corp.	233	25,469
Procter & Gamble (The) Co.	111	16,038
		73,645
	Number of Shares	Value
Institutional Financial Services – 0.0%(a)
CME Group, Inc.	59	$15,800
Morgan Stanley	212	44,609
		60,409
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	146	51,995
Booking Holdings, Inc.	181	34,915
		86,910
Leisure Facilities & Services – 0.0%(a)
Royal Caribbean Cruises Ltd.	112	35,650
Metals & Mining – 0.0%(a)
Kinross Gold Corp. (Canada)	763	17,625
Oil & Gas Supply Chain – 0.0%(a)
ExxonMobil Holdings Corp.	241	37,461
Williams (The) Cos., Inc.	162	11,590
		49,051
Real Estate Investment Trusts – 0.0%(a)
Simon Property Group, Inc.	184	42,204
Real Estate Owners & Developers – 0.0%(a)
Kaisa Group Holdings Ltd. (China)*	39,055	194
Sunac China Holdings Ltd. (China)*	126,018	8,848
		9,042
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	29	27,605
Retail - Discretionary – 0.0%(a)
TJX (The) Cos., Inc.	273	42,954
Semiconductors – 0.1%
ASML Holding N.V. ADR (Netherlands)(b)	18	29,322
Broadcom, Inc.	114	44,378
Lam Research Corp.	111	32,525
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	71	28,702
		134,927
Software – 0.1%
Microsoft Corp.	102	47,402
Salesforce, Inc.	122	22,450
SAP S.E. ADR (Germany)	107	19,647
		89,499

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Specialty Finance – 0.0%(a)
Mastercard, Inc., Class A	76	$43,556
Moody’s Corp.	59	28,224
		71,780
Technology Hardware – 0.1%
Apple, Inc.	132	40,776
Garmin Ltd.	110	32,316
		73,092
Transportation & Logistics – 0.0%(a)
United Parcel Service, Inc., Class B	119	12,402
Total Common Stocks (Cost $1,505,321)		1,508,961

	Par(c)
Convertible Bonds – 0.9%
Asset Management – 0.0%(a)
IREN Ltd., 1.00%, 6/01/33(d)	$63,000	58,905
Biotechnology & Pharmaceuticals – 0.1%
Arrowhead Pharmaceuticals, Inc., 0.00%, 1/15/32(e)	21,000	25,992
Halozyme Therapeutics, Inc., 0.88%, 11/15/32(d)	30,000	33,870
Indivior Pharmaceuticals, Inc., 0.63%, 3/15/31(d)	32,000	38,120
Ligand Pharmaceuticals, Inc., 0.75%, 10/01/30(d)	30,000	47,673
Zoetis, Inc., 0.25%, 6/15/29(d)	23,000	21,079
		166,734
Cable & Satellite – 0.1%
EchoStar Corp., (100% Cash), 3.88%, 11/30/30	38,346	100,957
Sirius XM Holdings, Inc., 3.75%, 3/15/28	15,000	17,092
		118,049
E-Commerce Discretionary – 0.0%(a)
Etsy, Inc., 1.00%, 6/15/30	45,000	54,675
Electric Utilities – 0.1%
Evergy, Inc., 4.50%, 12/15/27	31,000	42,154
FirstEnergy Corp., 3.88%, 1/15/31	50,000	55,925
		98,079
	Par(c)	Value
Electrical Equipment – 0.0%(a)
Bloom Energy Corp., 0.00%, 11/15/30(d)(e)	$14,000	$19,460
Engineering & Construction – 0.1%
Fluor Corp., 1.13%, 8/15/29	26,000	33,644
Granite Construction, Inc., 3.25%, 6/15/30	22,000	36,190
Tetra Tech, Inc., 2.25%, 8/15/28	28,000	30,772
		100,606
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	30,000	31,320
Gas & Water Utilities – 0.0%(a)
UGI Corp., 5.00%, 6/01/28	28,000	38,475
Household Products – 0.0%(a)
Spectrum Brands, Inc., 3.38%, 6/01/29	46,000	47,900
Internet Media & Services – 0.1%
DoorDash, Inc., 0.00%, 5/15/30(e)	27,000	27,203
Lyft, Inc., 0.00%, 9/15/30(d)(e)	41,000	41,328
Uber Technologies, Inc., 0.88%, 12/01/28	97,000	114,314
		182,845
Leisure Facilities & Services – 0.0%(a)
Cheesecake Factory (The), Inc., 2.00%, 3/15/30	26,000	39,546
NCL Corp. Ltd., 0.88%, 4/15/30	16,000	16,580
		56,126
Metals & Mining – 0.0%(a)
B2Gold Corp., 2.75%, 2/01/30(d)	30,000	42,000
Real Estate Investment Trusts – 0.0%(a)
Federal Realty OP L.P., 3.25%, 1/15/29(d)	30,000	33,015
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 0.00%, 6/23/28(d)(e)	81,177	10,967
Real Estate Services – 0.0%(a)
Compass, Inc., 0.25%, 4/15/31(d)	29,000	30,224

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Retail - Discretionary – 0.1%
Burlington Stores, Inc., 1.25%, 12/15/27	$32,000	$58,048
Freshpet, Inc., 3.00%, 4/01/28	13,000	15,021
		73,069
Semiconductors – 0.1%
Amkor Technology, Inc., 0.00%, 7/15/31(d)(e)	39,000	36,133
Microchip Technology, Inc., 0.00%, 2/15/30(d)(e)	23,000	24,507
MKS, Inc., 1.25%, 6/01/30	20,000	40,950
Nova Ltd., 0.00%, 9/15/30(d)(e)	16,000	23,168
Onto Innovation, Inc., 0.00%, 6/01/31(d)(e)	29,000	31,420
SiTime Corp., 0.00%, 6/15/31(e)	39,000	37,264
		193,442
Software – 0.1%
Cloudflare, Inc., 0.00%, 6/15/30(e)	29,000	40,133
Guidewire Software, Inc., 1.25%, 11/01/29	30,000	30,405
Nutanix, Inc., 0.50%, 12/15/29	39,000	40,501
Rubrik, Inc., 0.00%, 6/15/30(e)	56,000	55,496
Snowflake, Inc., 0.00%, 10/01/29(e)	40,000	79,236
		245,771
Technology Hardware – 0.1%
Ciena Corp., 0.00%, 9/15/31(d)(e)	35,000	33,005
Lumentum Holdings, Inc., 0.38%, 3/15/32(d)	7,000	27,206
Seagate HDD Cayman, 3.50%, 6/01/28	3,000	31,067
		91,278
Total Convertible Bonds (Cost $1,579,577)		1,692,940

	Number of Shares
Convertible Preferred Stocks – 0.2%
Aerospace & Defense – 0.0%(a)
Boeing (The) Co., 6.00%	750	50,108
Chemicals – 0.0%(a)
Albemarle Corp., 7.25%	600	29,868
	Number of Shares	Value
Electric Utilities – 0.0%(a)
PG&E Corp., 6.00%	1,208	$51,231
Internet Media & Services – 0.1%
Alphabet, Inc.
6.25	1,545	77,497
6.25	1,795	90,109
		167,606
Software – 0.1%
Oracle Corp., 6.50%	3,000	125,640
Total Convertible Preferred Stocks (Cost $436,563)		424,453

	Par(c)
Corporate Bonds – 42.9%
Advertising & Marketing – 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(d)	$507,000	516,554
Aerospace & Defense – 1.0%
ATI, Inc., 5.88%, 6/15/33	135,000	135,829
Boeing (The) Co., 5.93%, 5/01/60	102,000	95,231
Honeywell Aerospace, Inc.,
4.95%, 3/16/36(d)	87,000	83,867
5.73%, 3/16/56(d)	143,000	136,203
Howmet Aerospace, Inc.,
4.55%, 11/15/32	90,000	87,268
4.75%, 4/15/36	130,000	123,736
5.95%, 2/01/37	17,000	17,637
L3Harris Technologies, Inc.,
5.40%, 7/31/33	66,000	66,343
5.35%, 6/01/34	72,000	71,906
TransDigm, Inc.,
6.75%, 8/15/28(d)	300,000	301,878
4.63%, 1/15/29	205,000	200,951
6.38%, 3/01/29(d)	235,000	237,827
6.38%, 5/31/33(d)	70,000	69,982
6.25%, 1/31/34(d)	175,000	176,720
		1,805,378
Asset Management – 0.4%
Citadel L.P., 6.38%, 1/23/32(d)	67,000	69,074
HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	52,000	50,247
Main Street Capital Corp., 6.95%, 3/01/29	130,000	133,634

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Asset Management (Continued)
Osaic Holdings, Inc.,
6.75%, 8/01/32(d)	$162,000	$162,579
8.00%, 8/01/33(d)	162,000	164,382

TPG Operating Group II L.P., 5.88%, 3/05/34	144,000	144,785
		724,701
Automotive – 0.9%
American Honda Finance Corp.,
4.90%, 4/10/31	80,000	78,865
5.20%, 4/08/33	56,000	55,179
5.25%, 7/08/33	75,000	73,919

Dorman Products, Inc., 6.25%, 6/15/34(d)	375,000	376,069
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	200,000	186,695
General Motors Co.,
6.25%, 4/15/35	35,000	36,031
6.25%, 10/02/43	32,000	31,158
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(f)(g)	270,000	267,862
5.90%, 1/07/35	49,000	49,490
Hyundai Capital America,
5.15%, 3/27/30(d)	54,000	53,968
4.50%, 9/18/30(d)	55,000	53,553
5.00%, 4/07/31(d)	55,000	54,418
5.40%, 3/29/32(d)	88,000	88,272
5.25%, 6/21/33(d)	51,000	50,156

Nissan Motor Acceptance Co. LLC, 5.63%, 9/29/28(d)	189,000	187,876
Toyota Motor Credit Corp., 4.55%, 5/14/31	70,000	68,871
		1,712,382
Banking – 2.8%
Bank of America Corp.,
(SOFR + 0.87%), 4.48%, 4/23/30(g)	72,000	71,212
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(g)	9,000	8,268
(SOFR + 2.15%), 2.59%, 4/29/31(g)	106,000	97,247
(SOFR + 1.32%), 2.69%, 4/22/32(g)	177,000	158,763
(SOFR + 1.04%), 4.70%, 4/23/32(g)	100,000	98,124
(SOFR + 1.22%), 2.30%, 7/21/32(g)	127,000	111,139
(SOFR + 1.33%), 2.97%, 2/04/33(g)	184,000	164,217
	Par(c)	Value
Banking (Continued)
Bank of America Corp.,
(SOFR + 1.83%), 4.57%, 4/27/33(g)	$61,000	$59,058
(SOFR + 1.84%), 5.87%, 9/15/34(g)	70,000	71,997
(SOFR + 1.31%), 5.51%, 1/24/36(g)	46,000	46,020
(SOFR + 1.57%), 5.49%, 4/23/37(g)	368,000	358,519

Citizens Financial Group, Inc., (5Y U.S. Treasury CMT + 2.38%), 6.75%, 10/06/31(f)(g)	219,000	217,159
Fifth Third Bancorp, (SOFR + 0.95%), 4.57%, 4/29/32(g)	105,000	102,032
Goldman Sachs Bank U.S.A., (SOFR + 0.72%), 4.66%, 6/03/29(g)	200,000	199,467
Huntington Bancshares, Inc., (5Y U.S. Treasury CMT + 1.35%), 5.61%, 1/28/41(g)	129,000	123,656
JP Morgan Chase & Co.,
(SOFR + 0.82%), 4.41%, 4/23/30(g)	128,000	126,271
(SOFR + 0.85%), 4.86%, 7/23/30(g)	25,000	24,946
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(g)	25,000	23,386
(SOFR + 0.93%), 4.26%, 10/22/31(g)	55,000	53,272
(SOFR + 1.07%), 1.95%, 2/04/32(g)	20,000	17,484
(SOFR + 0.99%), 4.62%, 4/23/32(g)	151,000	147,719
(SOFR + 1.02%), 5.04%, 7/23/32(g)	73,000	72,681
(SOFR + 1.81%), 6.25%, 10/23/34(g)	39,000	40,939
(SOFR + 1.49%), 5.77%, 4/22/35(g)	56,000	57,213
(SOFR + 1.68%), 5.57%, 4/22/36(g)	57,000	57,269
(SOFR + 1.19%), 4.81%, 10/22/36(g)	11,000	10,444
(SOFR + 1.26%), 5.15%, 4/23/37(g)	513,000	497,437
(5Y U.S. Treasury CMT + 1.25%), 5.80%, 7/23/41(g)	391,000	387,050

KeyCorp., (SOFR + 1.37%), 5.31%, 1/28/37(g)	149,000	144,209

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Banking (Continued)

M&T Bank Corp., (5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(g)	$163,000	$161,605
PNC Financial Services Group (The), Inc.,
(SOFR + 0.68%), 4.62%, 10/26/29(g)	150,000	149,518
(SOFR Index + 1.85%), 4.63%, 6/06/33(g)	95,000	91,064
(5Y U.S. Treasury CMT + 1.17%), 5.42%, 1/25/41(g)	48,000	46,008

Regions Bank, (SOFR + 0.81%), 4.76%, 7/27/29(g)	250,000	249,531
Truist Financial Corp., (3M CME Term SOFR + 0.91%), 4.58%, 3/15/28(h)	130,000	128,897
U.S. Bancorp,
(SOFR + 0.78%), 4.86%, 7/27/30(g)	195,000	194,622
(5Y U.S. Treasury CMT + 1.25%), 5.72%, 5/20/41(g)	75,000	73,275
Wells Fargo & Co.,
(SOFR + 0.72%), 4.58%, 5/20/29(g)	80,000	79,725
(SOFR + 1.79%), 6.30%, 10/23/29(g)	60,000	61,866
(SOFR + 0.97%), 4.84%, 5/20/32(g)	220,000	217,005
(SOFR + 2.06%), 6.49%, 10/23/34(g)	18,000	19,109
(SOFR + 1.78%), 5.50%, 1/23/35(g)	53,000	53,107
(SOFR + 2.53%), 3.07%, 4/30/41(g)	21,000	15,500
(SOFR + 1.23%), 5.43%, 1/23/47(g)	84,000	77,373
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(g)	48,000	41,150
(SOFR + 2.13%), 4.61%, 4/25/53(g)	41,000	32,865
		5,239,418
Beverages – 0.0%(a)
Constellation Brands, Inc., 4.85%, 5/06/31	55,000	54,485
Molson Coors Beverage Co., 5.50%, 7/08/36	35,000	34,385
		88,870
Biotechnology & Pharmaceuticals – 0.9%
AbbVie, Inc.,
5.35%, 3/15/44	41,000	38,494
5.60%, 3/15/55	72,000	67,869
5.55%, 3/15/56	169,000	157,680
5.50%, 3/15/64	33,000	29,995
	Par(c)	Value
Biotechnology & Pharmaceuticals (Continued)
AbbVie, Inc.,
5.65%, 3/15/66	$23,000	$21,378
Amgen, Inc.,
3.15%, 2/21/40	82,000	62,009
5.65%, 2/19/56	98,000	91,464
Eli Lilly & Co.,
4.65%, 5/20/33	79,000	77,394
5.60%, 5/20/56	92,000	87,693
5.60%, 2/12/65	45,000	42,067
5.65%, 10/15/65	8,000	7,568

Gilead Sciences, Inc., 4.60%, 5/20/31	78,000	77,059
Johnson & Johnson, 2.10%, 9/01/40	33,000	22,397
Merck & Co., Inc.,
4.95%, 5/22/33	75,000	74,506
5.85%, 5/22/56	75,000	73,153
Novartis Capital Corp.,
4.90%, 3/18/36	105,000	102,032
5.70%, 3/18/56	155,000	149,793

Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63	61,000	53,244
Royalty Pharma PLC, 2.20%, 9/02/30	40,000	35,919
Takeda U.S. Financing, Inc., 5.20%, 7/07/35	200,000	195,959
Viatris, Inc., 4.00%, 6/22/50	90,000	59,724
Zoetis, Inc., 5.00%, 8/17/35	72,000	69,754
		1,597,151
Cable & Satellite – 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/01/28(d)	245,000	241,874
4.75%, 3/01/30(d)	1,268,000	1,184,725
4.50%, 8/15/30(d)	52,000	47,445
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	138,000	96,526
3.90%, 6/01/52	103,000	61,871
6.70%, 12/01/55	43,000	37,951
4.40%, 12/01/61	24,000	14,366
Comcast Corp.,
3.25%, 11/01/39	58,000	42,164
2.89%, 11/01/51	24,000	12,710
5.35%, 5/15/53	50,000	40,706
5.65%, 6/01/54	53,000	45,136
5.50%, 5/15/64	37,000	29,649
CSC Holdings LLC,
5.38%, 2/01/28(d)	400,000	231,834

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Cable & Satellite (Continued)
CSC Holdings LLC,
11.25%, 5/15/28(d)	$710,000	$412,366
5.75%, 1/15/30(d)	900,000	193,500
4.63%, 12/01/30(d)	200,000	42,500

Directv Financing LLC, 8.88%, 2/01/30(d)	479,000	486,530
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(d)	625,000	653,084
DISH DBS Corp., 5.75%, 12/01/28(d)	190,000	183,350
EchoStar Corp.,
10.75%, 11/30/29	1,153,598	1,247,850
(100% Cash), 6.75%, 11/30/30	75,630	76,704
Space Exploration Technologies Corp.,
5.35%, 7/15/31(d)	106,000	103,173
5.65%, 7/15/33(d)	79,000	75,684

Time Warner Cable LLC, 5.88%, 11/15/40	30,000	25,639
		5,587,337
Chemicals – 1.0%
Ashland, Inc., 3.38%, 9/01/31(d)	545,000	495,901
CF Industries, Inc., 5.30%, 11/26/35	82,000	80,161
Chemours (The) Co., 5.75%, 11/15/28(d)	358,000	356,223
Ecolab, Inc.,
5.15%, 6/15/33	80,000	79,867
5.35%, 6/15/36	105,000	104,778

GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(d)	10,000	6,999
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(d)	30,000	30,296
Perimeter Holdings LLC, 6.25%, 1/15/34(d)	167,000	163,944
SCIH Salt Holdings, Inc., 6.63%, 8/15/31(d)(i)	50,000	49,991
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(d)	329,000	321,269
Westlake Corp.,
5.55%, 11/15/35	107,000	103,848
6.38%, 11/15/55	93,000	87,861
		1,881,138
Commercial Support Services – 0.7%
Clean Harbors, Inc.,
5.13%, 7/15/29(d)	90,000	88,895
6.38%, 2/01/31(d)	10,000	10,103
	Par(c)	Value
Commercial Support Services (Continued)

GFL Environmental Holdings U.S., Inc., 5.63%, 7/01/31(d)	$69,000	$67,037
GFL Environmental, Inc.,
4.00%, 8/01/28(d)	85,000	82,889
4.38%, 8/15/29(d)	70,000	67,302
6.75%, 1/15/31(d)	132,000	133,597

Republic Services, Inc., 5.00%, 7/15/36	100,000	97,201
Rollins, Inc., 5.25%, 2/24/35	70,000	68,375
TriNet Group, Inc.,
3.50%, 3/01/29(d)	440,000	415,302
7.13%, 8/15/31(d)	149,000	151,090

Waste Connections, Inc., 4.80%, 7/15/36	65,000	62,107
		1,243,898
Construction Materials – 0.3%
Arcosa, Inc.,
4.38%, 4/15/29(d)	75,000	73,284
6.88%, 8/15/32(d)	90,000	92,799
CRH America Finance, Inc.,
5.00%, 2/09/36	35,000	33,558
5.60%, 2/09/56	75,000	69,763

Quikrete Holdings, Inc., 6.38%, 3/01/32(d)	218,000	220,660
		490,064
Containers & Packaging – 0.5%
AptarGroup, Inc., 4.75%, 3/30/31	40,000	39,326
Ball Corp.,
2.88%, 8/15/30	102,000	92,238
5.50%, 9/15/33	858,000	852,448
		984,012
E-Commerce Discretionary – 0.6%
Amazon.com, Inc.,
4.35%, 3/20/33	84,000	80,211
5.10%, 7/09/33	90,000	89,164
4.88%, 3/13/36	80,000	76,564
5.30%, 7/09/36	155,000	152,294
5.80%, 3/13/56	31,000	28,505
6.10%, 7/09/56	89,000	85,478
5.55%, 11/20/65	47,000	40,682
5.95%, 3/13/66	76,000	69,888
6.05%, 3/13/76	119,000	110,010

Wayfair LLC, 7.75%, 9/15/30(d)	311,000	325,896
		1,058,692

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities – 2.5%
AEP Texas, Inc., 5.20%, 4/15/36	$111,000	$107,241
AEP Transmission Co. LLC, 5.25%, 6/01/36	110,000	108,196
AES (The) Corp., 5.80%, 3/15/32	40,000	40,211
Alabama Power Co.,
4.30%, 7/15/48	30,000	23,630
3.45%, 10/01/49	26,000	17,482
Chpe LLC,
5.35%, 6/30/36(d)	55,000	53,579
5.88%, 6/29/46(d)	75,000	72,293
Commonwealth Edison Co.,
5.90%, 3/15/36	43,000	44,449
5.85%, 6/01/56	93,000	89,193

Consolidated Edison Co. of New York, Inc., 5.88%, 6/15/56	82,000	78,012
Constellation Energy Generation LLC, 5.30%, 6/01/36	92,000	89,393
Consumers Energy Co., 6.10%, 8/15/56	47,000	46,883
Cumberland Combined Cycle Generation LLC, 5.82%, 5/15/56	132,000	129,251
Dominion Energy, Inc., 5.35%, 6/15/36	30,000	29,183
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,122
3.75%, 6/01/45	6,000	4,442

Duke Energy Florida LLC, 5.95%, 11/15/52	29,000	28,183
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,029
3.70%, 6/15/46	44,000	31,899
4.30%, 2/01/49	35,000	27,034
Entergy Arkansas LLC,
4.95%, 1/15/36	38,000	36,499
5.75%, 1/15/56	68,000	64,018

Entergy Mississippi LLC, 5.05%, 4/15/36	54,000	51,910
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	18,932
Florida Power & Light Co.,
5.40%, 9/01/35	11,000	10,934
5.60%, 2/15/66	47,000	42,643

IPALCO Enterprises, Inc., 4.25%, 5/01/30	52,000	50,339
Liberty Utilities Co., 5.65%, 5/15/36(d)	126,000	122,304
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	12,968
	Par(c)	Value
Electric Utilities (Continued)
MidAmerican Energy Co.,
4.40%, 10/15/44	$23,000	$18,877

Mississippi Power Co., 4.25%, 3/15/42	26,000	21,198
Monongahela Power Co., 5.85%, 2/15/34(d)	56,000	57,687
National Rural Utilities Cooperative Finance Corp.,
1.65%, 6/15/31	37,000	31,775
2.75%, 4/15/32	24,000	21,218
4.15%, 12/15/32	39,000	37,103

NextEra Energy Capital Holdings, Inc., (5Y U.S. Treasury CMT + 1.69%), 6.63%, 10/01/66(g)	99,000	96,424
NSTAR Electric Co., 5.20%, 3/01/35	17,000	16,767
Pacific Gas and Electric Co.,
5.85%, 11/01/36(i)	171,000	170,727
6.75%, 1/15/53	53,000	53,637
6.15%, 3/01/55	34,000	31,840
PacifiCorp,
4.10%, 2/01/42	71,000	55,308
(5Y U.S. Treasury CMT + 3.29%), 7.13%, 8/15/56(g)	82,000	80,732

PECO Energy Co., 5.25%, 9/15/54	50,000	44,162
PG&E Corp.,
(5Y U.S. Treasury CMT + 3.88%), 7.38%, 3/15/55(g)	50,000	50,771
(5Y U.S. Treasury CMT + 3.23%), 6.85%, 9/15/56(g)	31,000	30,677
PSEG Power LLC,
5.20%, 5/15/30(d)	59,000	59,159
5.75%, 5/15/35(d)	97,000	96,920
Public Service Electric and Gas Co.,
5.20%, 3/01/34	44,000	43,892
5.50%, 3/01/40	36,000	35,248

Public Service Enterprise Group, Inc., 4.80%, 6/15/31	95,000	93,823
Puget Energy, Inc., (5Y U.S. Treasury CMT + 2.85%), 7.00%, 9/15/56(g)	133,000	133,361
San Diego Gas & Electric Co., 5.20%, 3/15/36	91,000	88,875
Sempra,
5.25%, 3/15/36	120,000	115,792
(5Y U.S. Treasury CMT + 2.87%), 4.13%, 4/01/52(g)	185,000	183,583

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Electric Utilities (Continued)

Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.64%), 6.38%, 9/15/56(g)	$116,000	$115,353
Southern California Edison Co.,
4.05%, 3/15/42	60,000	46,369
4.00%, 4/01/47	33,000	23,563

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	33,844
Southwestern Public Service Co., 6.00%, 6/01/54	25,000	24,180
Talen Energy Supply LLC, 6.13%, 5/01/31(d)	988,000	982,115
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31(d)	88,000	87,724
Virginia Electric and Power Co.,
4.95%, 3/15/36	171,000	162,676
5.65%, 3/15/55	30,000	27,812

Xcel Energy, Inc., 5.60%, 4/15/35	50,000	50,007
		4,691,451
Electric, Gas Marketing & Trading – 0.0%(a)
Jersey Central Power & Light Co., 5.10%, 1/15/35	86,000	84,053
Electrical Equipment – 0.5%
Fortive Corp.,
4.75%, 5/15/31	105,000	103,165
5.25%, 5/15/36	55,000	53,477
GE Vernova, Inc.,
4.88%, 2/04/36	35,000	33,630
5.50%, 2/04/56	70,000	64,552

Honeywell International, Inc., 4.75%, 2/01/32	7,000	6,925
Hubbell, Inc.,
4.90%, 6/15/33	55,000	53,692
5.15%, 6/15/36	45,000	43,737
Sensata Technologies, Inc.,
4.38%, 2/15/30(d)	20,000	19,286
3.75%, 2/15/31(d)	183,000	170,295

Solaris Energy Infrastructure LLC, 6.38%, 5/15/31(d)	240,000	235,757
Vertiv Holdings Co.,
5.80%, 3/15/56	70,000	64,394
5.95%, 3/15/66	55,000	50,389
		899,299
	Par(c)	Value
Engineering & Construction – 0.3%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(d)	$163,000	$167,042
Granite Construction, Inc., 6.38%, 6/15/34(d)	180,000	179,485
Jacobs Solutions, Inc.,
4.75%, 3/03/31	55,000	53,788
5.38%, 3/03/36	95,000	91,508
		491,823
Entertainment Content – 0.8%
Discovery Communications LLC,
3.63%, 5/15/30	245,000	226,625
6.35%, 6/01/40	215,000	168,238
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	364,000	323,439
5.05%, 3/15/42	135,000	93,825
Paramount Global,
3.70%, 6/01/28	65,000	63,211
7.88%, 7/30/30	113,000	117,810
4.95%, 1/15/31	129,000	118,216
(5Y U.S. Treasury CMT + 4.00%), 6.38%, 3/30/62(g)	484,000	400,352

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	16,000	17,492
		1,529,208
Food – 0.6%
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(d)	50,000	49,572
4.13%, 1/31/30(d)	45,000	42,844
4.38%, 1/31/32(d)	362,000	339,294
Mars, Inc.,
5.00%, 3/01/32(d)	81,000	80,744
5.20%, 3/01/35(d)	125,000	123,278
5.65%, 5/01/45(d)	33,000	31,528
5.70%, 5/01/55(d)	41,000	38,691
5.80%, 5/01/65(d)	47,000	44,416

Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(d)	285,000	286,054
		1,036,421
Gas & Water Utilities – 0.2%
Boston Gas Co., 5.66%, 7/24/36(d)	63,000	62,624
Essential Utilities, Inc., 5.13%, 3/15/36	71,000	68,418
NiSource, Inc.,
5.30%, 5/18/36	59,000	57,729

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Gas & Water Utilities (Continued)
NiSource, Inc.,
5.85%, 4/01/55	$95,000	$89,183

Southern California Gas Co., 6.00%, 6/15/55	45,000	43,756
Spire, Inc., 4.60%, 9/01/31	49,000	47,709
		369,419
Health Care Facilities & Services – 2.7%
Accendra Health, Inc., 6.63%, 4/01/30(d)	60,000	35,400
Cardinal Health, Inc., 5.00%, 11/15/29	43,000	43,175
Cencora, Inc.,
4.25%, 11/15/30	55,000	53,442
4.90%, 2/13/36	159,000	152,194
5.65%, 2/13/56	41,000	38,606
Centene Corp.,
4.63%, 12/15/29	53,000	51,417
3.38%, 2/15/30	1,013,000	936,912
3.00%, 10/15/30	83,000	74,588
2.50%, 3/01/31	39,000	33,910

Cigna Group (The), 5.25%, 1/15/36	136,000	133,359
CVS Health Corp.,
1.75%, 8/21/30	55,000	48,487
5.05%, 3/25/48	45,000	38,006
5.88%, 6/01/53	20,000	18,613
6.20%, 9/15/55	80,000	77,914
DaVita, Inc.,
4.63%, 6/01/30(d)	35,000	33,738
3.75%, 2/15/31(d)	180,000	166,034
Elevance Health, Inc.,
2.88%, 9/15/29	45,000	42,469
4.60%, 9/15/32	60,000	58,228
HCA, Inc.,
3.38%, 3/15/29	36,000	34,727
4.13%, 6/15/29	66,000	64,737
3.50%, 9/01/30	31,000	29,221
2.38%, 7/15/31	24,000	21,100
5.50%, 3/01/32	39,000	39,420
5.75%, 3/01/35	16,000	16,133
5.30%, 5/15/36	53,000	51,398
5.13%, 6/15/39	48,000	44,441
6.00%, 4/01/54	68,000	63,797
6.20%, 3/01/55	72,000	69,487

Humana, Inc., (5Y U.S. Treasury CMT + 2.89%), 6.63%, 9/15/56(g)	444,000	436,883
LifePoint Health, Inc.,
5.38%, 1/15/29(d)	215,000	204,029
7.00%, 5/01/34(d)	265,000	247,521
	Par(c)	Value
Health Care Facilities & Services (Continued)

McKesson Corp., 4.95%, 5/30/32	$42,000	$41,894
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	181,066
3.88%, 11/15/30(d)	375,000	346,767
6.50%, 2/15/31(d)	146,000	147,343

Radiology Partners, Inc., 8.50%, 7/15/32(d)	164,000	172,343
TEAM Services Holding, Inc., 9.00%, 2/15/33(d)	389,000	393,939
UnitedHealth Group, Inc.,
3.50%, 8/15/39	32,000	25,625
2.75%, 5/15/40	36,000	25,848
3.05%, 5/15/41	18,000	13,156
3.25%, 5/15/51	30,000	19,142
5.38%, 4/15/54	38,000	34,036
5.63%, 7/15/54	154,000	143,438
5.20%, 4/15/63	45,000	38,187
5.50%, 4/15/64	43,000	38,185
		4,980,355
Industrial Support Services – 0.4%
Core & Main L.P., 6.00%, 7/01/34(d)	134,000	133,251
Resideo Funding II LLC, 4.00%, 9/01/29(d)	239,000	226,310
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	28,488
3.88%, 2/15/31	365,000	341,184
3.75%, 1/15/32	52,000	47,481
6.13%, 3/15/34(d)	10,000	10,117
		786,831
Institutional Financial Services – 1.3%
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	51,290
Goldman Sachs Group (The), Inc.,
(SOFR + 0.99%), 4.59%, 4/20/30(g)	135,000	133,547
(SOFR + 1.27%), 5.73%, 4/25/30(g)	40,000	40,720
(5Y U.S. Treasury CMT + 2.18%), 6.50%, 8/10/31(f)(g)	445,000	441,656
(SOFR + 1.17%), 5.24%, 7/21/32(g)	95,000	94,813
(SOFR + 1.45%), 5.66%, 7/21/37(g)	267,000	265,784
6.25%, 2/01/41	8,000	8,226

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Institutional Financial Services (Continued)
Jane Street Group/JSG Finance, Inc.,
7.13%, 4/30/31(d)	$65,000	$67,081
6.75%, 5/01/33(d)	165,000	168,155

Jefferies Financial Group, Inc., 5.50%, 2/15/36	76,000	71,918
LPL Holdings, Inc., 5.65%, 3/15/35	80,000	78,053
Morgan Stanley,
(SOFR + 1.07%), 4.36%, 10/22/31(g)	55,000	53,282
(SOFR Index + 1.16%), 5.17%, 7/14/32(g)	364,000	362,626
(SOFR + 1.18%), 2.24%, 7/21/32(g)	45,000	39,091
(SOFR + 1.20%), 2.51%, 10/20/32(g)	41,000	35,842
(SOFR + 2.05%), 6.63%, 11/01/34(g)	57,000	60,710
(SOFR + 1.73%), 5.47%, 1/18/35(g)	95,000	94,703
(SOFR Index + 1.43%), 5.61%, 7/17/37(g)	71,000	70,573
Northern Trust Corp.,
(3M USD LIBOR + 1.13%), 3.38%, 5/08/32(g)	111,000	109,605
(5Y U.S. Treasury CMT + 1.05%), 5.12%, 11/19/40(g)	30,000	28,733

State Street Corp., (SOFR + 1.49%), 3.03%, 11/01/34(g)	74,000	69,165
		2,345,573
Insurance – 2.1%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(d)	397,000	370,112
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
7.00%, 1/15/31(d)	118,000	119,741
6.50%, 10/01/31(d)	26,000	25,978

Allstate (The) Corp., (3M CME Term SOFR + 3.20%), 6.85%, 8/15/53(h)	126,000	126,208
American International Group, Inc.,
3.40%, 6/30/30	54,000	51,015
5.45%, 5/07/35	82,000	82,058

APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(d)	532,000	538,852
	Par(c)	Value
Insurance (Continued)
Arch Capital Group Ltd.,
5.25%, 6/15/36	$55,000	$53,740
5.95%, 6/15/56	50,000	48,149

Athene Holding Ltd., 6.63%, 5/19/55	109,000	102,329
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(d)	628,000	633,326
Chubb INA Holdings LLC, 4.90%, 8/15/35	121,000	116,878
CNO Financial Group, Inc., 5.25%, 5/30/29	137,000	137,115
Corebridge Financial, Inc.,
3.90%, 4/05/32	109,000	101,090
6.05%, 9/15/33	58,000	59,594

CRC Insurance Group LLC, 7.13%, 6/01/31(d)	356,000	355,330
Hartford Insurance Group (The), Inc., (3M CME Term SOFR + 2.39%), 6.04%, 2/12/47(d)(h)	153,000	151,470
Liberty Mutual Group, Inc.,
(5Y U.S. Treasury CMT + 3.32%), 4.13%, 12/15/51(d)(g)	95,000	94,365
4.30%, 2/01/61(d)	331,000	202,809

Old Republic International Corp., 5.70%, 6/01/36	158,000	155,312
RLI Corp., 5.38%, 6/01/36	164,000	156,737
Ryan Specialty LLC, 5.88%, 8/01/32(d)	172,000	169,634
Symetra Life Insurance Co., 6.55%, 10/01/55(d)	53,000	52,056
		3,903,898
Internet Media & Services – 0.8%
Alphabet, Inc.,
5.45%, 11/15/55	24,000	21,330
5.65%, 2/15/56	150,000	138,535
5.70%, 11/15/75	81,000	71,763

Beignet Investor LLC, 6.58%, 5/30/49(d)	340,000	329,617
Meta Platforms, Inc.,
4.60%, 11/15/32	50,000	48,130
6.20%, 5/15/46	60,000	56,297
5.63%, 11/15/55	19,000	15,891
6.30%, 5/15/56	189,000	173,449
5.55%, 8/15/64	15,000	11,996
5.75%, 11/15/65	50,000	41,230
6.45%, 5/15/66	150,000	137,409

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Internet Media & Services (Continued)

Sopaipilla Investor LLC, 7.53%, 11/30/48(d)	$263,000	$272,595
Uber Technologies, Inc.,
4.15%, 1/15/31	40,000	38,580
4.80%, 9/15/35	24,000	22,742

Ziff Davis, Inc., 4.63%, 10/15/30(d)	175,000	163,636
		1,543,200
IT Services – 0.5%
Accenture Capital, Inc.,
5.30%, 7/10/33	80,000	79,606
5.60%, 7/10/36	80,000	79,462

Booz Allen Hamilton, Inc., 5.38%, 1/30/30	60,000	59,997
CACI International, Inc., 6.38%, 6/15/33(d)	210,000	211,625
International Business Machines Corp.,
4.95%, 2/03/36	100,000	94,341
5.80%, 2/03/56	100,000	89,854

Science Applications International Corp., 5.88%, 11/01/33(d)	300,000	293,640
		908,525
Leisure Facilities & Services – 1.6%
Hilton Domestic Operating Co., Inc.,
4.00%, 5/01/31(d)	70,000	65,688
3.63%, 2/15/32(d)	397,000	359,226
5.50%, 3/31/34(d)	90,000	88,164

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(d)	481,000	482,104
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(d)	428,000	347,301
Lindblad Expeditions LLC, 7.00%, 9/15/30(d)	155,000	159,563
Marriott International, Inc.,
2.85%, 4/15/31	51,000	46,424
4.50%, 10/15/31	59,000	57,608
5.10%, 5/01/38	82,000	76,893

Sabre Financial Borrower LLC, 11.13%, 6/15/29(d)	235,000	247,249
Travel + Leisure Co.,
4.50%, 12/01/29(d)	85,000	81,901
4.63%, 3/01/30(d)	95,000	91,363
6.25%, 6/01/31(d)	355,000	355,546
	Par(c)	Value
Leisure Facilities & Services (Continued)

Wyndham Hotels & Resorts, Inc., 5.63%, 3/01/33(d)	$267,000	$259,852
Yum! Brands, Inc.,
3.63%, 3/15/31	300,000	276,845
4.63%, 1/31/32	95,000	90,251
		3,085,978
Machinery – 0.2%
CNH Industrial Capital LLC, 4.95%, 6/25/31	40,000	39,542
Deere Funding Canada Corp., 4.85%, 7/15/31	50,000	49,868
Eaton Corp., 4.20%, 3/06/31	200,000	193,967
GrafTech Finance, Inc., 4.63%, 12/23/29(d)	130,000	78,012
Veralto Corp., 4.85%, 1/15/32	55,000	54,353
		415,742
Medical Equipment & Devices – 0.5%
Abbott Laboratories,
4.65%, 3/15/36	336,000	319,183
5.50%, 3/15/56	43,000	40,074
5.60%, 3/15/66	35,000	32,523

Avantor Funding, Inc., 3.88%, 11/01/29(d)	175,000	166,946
Solventum Corp., 5.45%, 3/13/31	67,000	67,923
Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	130,000	125,684
VSP Optical Group, Inc.,
5.40%, 6/01/33(d)	15,000	14,833
5.65%, 6/01/36(d)	35,000	34,722

Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	41,000	41,148
		843,036
Metals & Mining – 0.3%
Compass Minerals International, Inc., 8.00%, 7/01/30(d)	185,000	193,253
Novelis Corp., 4.75%, 1/30/30(d)	340,000	326,790
		520,043
Oil & Gas Supply Chain – 5.2%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 7/01/34(d)	426,000	417,549
Cheniere Energy, Inc., 5.20%, 7/30/36(d)	117,000	113,176

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil & Gas Supply Chain (Continued)
Chord Energy Corp.,
6.00%, 10/01/30(d)	$122,000	$122,409
6.75%, 3/15/33(d)	679,000	691,577

ConocoPhillips Co., 5.55%, 3/15/54	51,000	47,020
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(d)	502,000	488,767
Crescent Energy Finance LLC,
7.63%, 4/01/32(d)	391,000	395,124
7.88%, 4/15/32(d)	366,000	372,726
7.38%, 1/15/33(d)	45,000	45,203

CVR Energy, Inc., 7.88%, 2/15/34(d)	382,000	388,175
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.38%, 6/30/33(d)	52,000	53,178
6.88%, 6/01/34(d)	441,000	443,122

Devon Energy Corp., 5.75%, 9/15/54	73,000	67,271
Energy Transfer L.P.,
4.55%, 1/15/31	23,000	22,510
5.35%, 1/15/36	20,000	19,541
5.95%, 10/01/43	48,000	45,488
6.00%, 6/15/48	71,000	66,349
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 5/15/54(g)	300,000	314,838
6.05%, 9/01/54	81,000	75,231
Enterprise Products Operating LLC,
5.20%, 1/15/36	98,000	96,396
5.55%, 2/16/55	32,000	29,623

Exxon Mobil Corp., 4.23%, 3/19/40	87,000	76,407
Hess Corp., 5.60%, 2/15/41	131,000	128,915
Hess Midstream Operations L.P., 4.25%, 2/15/30(d)	60,000	57,451
Howard Midstream Energy Partners LLC, 6.63%, 1/15/35(d)	143,000	142,922
Kinder Morgan, Inc.,
5.55%, 8/01/36(i)	100,000	99,322
6.15%, 8/01/56	105,000	102,164

Marathon Petroleum Corp., 5.00%, 9/15/54	35,000	28,845
Matador Resources Co., 6.25%, 4/15/33(d)	300,000	295,195
MPLX L.P.,
5.30%, 4/01/36	49,000	47,435
6.10%, 4/01/56	78,000	73,900
	Par(c)	Value
Oil & Gas Supply Chain (Continued)

Murphy Oil U.S.A., Inc., 3.75%, 2/15/31(d)	$246,000	$228,761
Northern Oil & Gas, Inc., 8.75%, 6/15/31(d)	345,000	355,557
Occidental Petroleum Corp.,
7.50%, 5/01/31	175,000	191,445
6.45%, 9/15/36	74,000	77,886

ONEOK, Inc., 6.25%, 10/15/55	116,000	111,356
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 3/15/30(d)	268,000	287,129
SM Energy Co., 8.63%, 11/01/30(d)	154,000	161,660
Sunoco L.P.,
5.63%, 3/15/31(d)	197,000	194,441
5.38%, 7/15/31(d)	335,000	328,603
7.25%, 5/01/32(d)	113,000	116,503
Targa Resources Corp.,
6.25%, 7/01/52	106,000	103,100
6.05%, 5/15/56	90,000	84,756

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	33,000	32,637
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	54,000	50,879
Valero Energy Corp., 5.15%, 3/10/36	127,000	122,712
Venture Global LNG, Inc., (5Y U.S. Treasury CMT + 5.44%), 9.00%, 9/30/29(d)(f)(g)	332,000	330,665
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/30(d)	47,000	47,745
7.50%, 5/01/33(d)	523,000	567,465
6.50%, 1/15/34(d)	405,000	417,904
6.50%, 6/15/34(d)	25,000	25,783
7.75%, 5/01/35(d)	135,000	149,614
6.75%, 1/15/36(d)	315,000	329,709
		9,684,139
Oil, Gas Services & Equipment – 0.7%
Oceaneering International, Inc., 6.88%, 7/15/34(d)	275,000	281,384
Transocean International Ltd., 8.75%, 2/15/30(d)	88,200	91,609

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Oil, Gas Services & Equipment (Continued)
WBI Operating LLC, 6.25%, 10/15/30(d)	$494,000	$493,911
Weatherford International Ltd., 6.75%, 10/15/33(d)	426,000	431,232
		1,298,136
Publishing & Broadcasting – 0.2%
Dotdash Meredith, Inc., 7.63%, 6/15/32(d)	305,000	286,148
iHeartCommunications, Inc., 7.75%, 8/15/30(d)	102,750	90,121
News Corp., 3.88%, 5/15/29(d)	75,000	72,263
		448,532
Real Estate Investment Trusts – 0.7%
American Homes 4 Rent L.P., 4.95%, 6/15/30	37,000	36,760
First Industrial L.P., 5.25%, 1/15/31	147,000	147,054
Invitation Homes Operating Partnership L.P.,
2.00%, 8/15/31	69,000	59,033
4.95%, 2/01/32	105,000	103,421
Kilroy Realty L.P.,
4.25%, 8/15/29	70,000	67,769
6.25%, 1/15/36	33,000	32,868

MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 2/15/32(d)	155,000	157,528
National Health Investors, Inc.,
3.00%, 2/01/31	131,000	117,872
5.35%, 2/01/33	167,000	163,654
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 8/15/32	85,000	84,817
4.75%, 3/15/33	40,000	38,501

Regency Centers L.P., 4.50%, 3/15/33	65,000	62,339
Rexford Industrial Realty L.P.,
2.13%, 12/01/30	71,000	62,592
2.15%, 9/01/31	108,000	93,214
		1,227,422
Retail - Discretionary – 0.5%
Home Depot (The), Inc.,
3.35%, 4/15/50	25,000	16,627
3.63%, 4/15/52	21,000	14,409
5.30%, 6/25/54	24,000	21,591
	Par(c)	Value
Retail - Discretionary (Continued)
Lowe’s Cos., Inc.,
4.85%, 10/15/35	$60,000	$57,326
2.80%, 9/15/41	30,000	20,700
4.45%, 4/01/62	86,000	63,003
5.80%, 9/15/62	30,000	27,652

O’Reilly Automotive, Inc., 5.10%, 3/12/36	55,000	53,295
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(d)	565,000	570,881
QXO Building Products, Inc., 6.50%, 7/15/31(d)	182,000	182,738
		1,028,222
Semiconductors – 0.8%
Broadcom, Inc.,
5.15%, 11/15/31	46,000	45,865
5.20%, 4/15/32	21,000	20,895
4.80%, 10/15/34	33,000	31,130
4.95%, 1/15/36	30,000	28,160
3.19%, 11/15/36	432,000	343,648

Foundry JV Holdco LLC, 6.10%, 1/25/36(d)	55,000	56,223
Intel Corp.,
2.45%, 11/15/29	55,000	50,763
2.00%, 8/12/31	65,000	55,897
5.30%, 5/15/36	55,000	53,101
2.80%, 8/12/41	100,000	67,044
5.70%, 2/10/53	63,000	55,916
6.13%, 5/15/56	120,000	112,592
6.20%, 5/15/66	40,000	36,882

Micron Technology, Inc., 3.37%, 11/01/41	55,000	40,818
NVIDIA Corp.,
4.95%, 6/15/36	160,000	153,091
5.55%, 6/15/46	50,000	46,148
5.63%, 6/15/56	279,000	252,464

QUALCOMM, Inc., 4.80%, 5/20/45	60,000	50,628
		1,501,265
Software – 1.2%
GoTo Group, Inc., 5.50%, 5/01/28(d)	113,361	89,555
Intuit, Inc.,
5.50%, 6/15/36	213,000	207,988
5.50%, 9/15/53	55,000	47,179
Oracle Corp.,
4.55%, 2/04/29	260,000	253,471
6.25%, 11/09/32	70,000	69,465
5.50%, 8/03/35	30,000	27,539
5.70%, 2/04/36	145,000	134,236

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Software (Continued)
Oracle Corp.,
5.88%, 9/26/45	$61,000	$50,052
4.00%, 11/15/47	29,000	18,276
5.55%, 2/06/53	45,000	33,803
6.00%, 8/03/55	53,000	42,501
6.70%, 2/04/56	493,000	434,708
5.50%, 9/27/64	60,000	43,342
6.10%, 9/26/65	14,000	11,001
6.85%, 2/04/66	24,000	21,117
Salesforce, Inc.,
4.90%, 9/15/31	73,000	71,937
5.55%, 3/15/36	154,000	150,170
6.55%, 3/15/56	122,000	116,552
ServiceNow, Inc.,
5.40%, 5/15/36	8,000	7,814
6.30%, 5/15/56	90,000	86,882

UKG, Inc., 6.88%, 2/01/31(d)	331,000	324,302
		2,241,890
Specialty Finance – 2.1%
Atlas Warehouse Lending Co. L.P., 4.95%, 11/15/30(d)	250,000	244,268
Aviation Capital Group LLC,
4.80%, 10/24/30(d)	65,000	63,848
4.88%, 1/28/33(d)	50,000	48,005
Azorra Finance Ltd.,
7.75%, 4/15/30(d)	215,000	222,526
7.25%, 1/15/31(d)	414,000	426,389
Burford Capital Global Finance LLC,
7.50%, 7/15/33(d)	204,000	172,009
8.50%, 1/15/34(d)	265,000	229,225
Fair Isaac Corp.,
6.00%, 5/15/33(d)	379,000	366,818
6.25%, 9/15/34(d)	229,000	221,226
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(d)	352,000	361,755
9.13%, 5/15/31(d)	205,000	210,153
8.38%, 4/01/32(d)	80,000	80,352
7.88%, 4/01/33(d)	70,000	67,510

Gabx Leasing LLC, 4.63%, 4/15/31(d)	40,000	39,035
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.25%, 2/01/30(d)	78,000	78,276
Synchrony Financial,
(5Y U.S. Treasury CMT + 3.08%), 7.25%, 8/15/31(f)(g)	193,000	189,826
7.25%, 2/02/33	442,000	454,272
	Par(c)	Value
Specialty Finance (Continued)

WS Escrow LLC, 7.75%, 6/01/33(d)	$420,000	$434,556
		3,910,049
Steel – 0.6%
Carpenter Technology Corp., 5.63%, 3/01/34(d)	98,000	96,616
Commercial Metals Co.,
4.13%, 1/15/30	295,000	281,792
3.88%, 2/15/31	95,000	88,436
4.38%, 3/15/32	235,000	219,794
5.75%, 11/15/33(d)	53,000	52,055
6.00%, 12/15/35(d)	77,000	75,668

Hybar LLC, 7.38%, 7/01/34(d)	194,000	194,728
Nucor Corp., 5.10%, 6/01/35	88,000	86,861
Steel Dynamics, Inc., 5.25%, 5/15/35	90,000	88,489
		1,184,439
Technology – 0.0%(a)
Broadcom, Inc., 5.70%, 1/15/56	70,000	62,538
Datadog, Inc., 0.00%, 12/01/29	13,000	18,902
		81,440
Technology Hardware – 0.9%
Dell International LLC/EMC Corp.,
4.75%, 7/15/31	75,000	73,744
5.30%, 4/01/32	93,000	93,276
4.75%, 10/06/32	75,000	72,862
5.25%, 2/15/37	166,000	159,340
3.38%, 12/15/41	80,000	58,630

Ingram Micro, Inc., 4.75%, 5/15/29(d)	693,000	674,331
Motorola Solutions, Inc.,
4.85%, 8/15/30	54,000	53,589
5.40%, 4/15/34	95,000	94,204
5.55%, 8/15/35	47,000	46,871
Seagate Data Storage Technology Pte. Ltd.,
4.09%, 6/01/29	90,000	87,359
5.88%, 7/15/30	235,000	238,744
4.13%, 1/15/31	116,000	109,765
		1,762,715
Telecommunications – 1.4%
AT&T, Inc.,
4.55%, 11/01/32	70,000	67,242
5.25%, 10/30/36	80,000	76,279
3.50%, 6/01/41	119,000	87,598

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Telecommunications (Continued)
AT&T, Inc.,
5.55%, 11/01/45	$70,000	$61,679
5.70%, 11/01/54	20,000	17,259
3.55%, 9/15/55	211,000	126,554
6.20%, 10/30/56	163,000	150,872
3.65%, 9/15/59	46,000	27,254

Beacon Point DC LLC, 6.13%, 11/30/42(d)	120,000	115,144
C&W Senior Finance Ltd., 9.00%, 1/15/33(d)	200,000	203,201
ELK Grove Village Property LLC, 7.50%, 6/15/31(d)	135,000	130,039
PR RNO Property Owner 1 LLC, 6.50%, 5/01/31(d)	419,000	394,538
RD Michigan Property Owner I LLC, 7.50%, 3/30/45(d)	145,000	140,531
Sable International Finance Ltd., 7.13%, 10/15/32(d)	200,000	197,537
Sprint Capital Corp., 8.75%, 3/15/32	122,000	141,961
T-Mobile U.S.A., Inc.,
3.88%, 4/15/30	140,000	134,458
6.70%, 12/15/33	84,000	90,106
5.85%, 2/15/56	75,000	67,946
Verizon Communications, Inc.,
1.75%, 1/20/31	20,000	17,421
2.55%, 3/21/31	19,000	17,082
2.36%, 3/15/32	116,000	100,437
4.75%, 1/15/33	156,000	151,106
6.55%, 9/15/43	65,000	66,826
5.75%, 11/30/45	60,000	55,429
3.88%, 3/01/52	88,000	60,494
		2,698,993
Tobacco & Cannabis – 0.3%
Philip Morris International, Inc.,
4.38%, 4/30/30	68,000	66,809
4.75%, 11/01/31	59,000	58,562
5.25%, 2/13/34	228,000	227,959
4.88%, 4/30/35	88,000	84,835
4.63%, 10/29/35	65,000	61,371
		499,536
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	115,767	114,574
	Par(c)	Value
Transportation & Logistics (Continued)
American Airlines Pass Through Trust,
Series 2016-1, Class AA, 3.58%, 1/15/28	$1,573	$1,550
Series 2016-1, Class A, 4.10%, 1/15/28	19,402	19,039
Series 2016-2, Class AA, 3.20%, 6/15/28	30,910	30,001
Series 2016-3, Class A, 3.25%, 10/15/28	40,632	38,785
Series 2017-2, Class AA, 3.35%, 10/15/29	38,558	36,982
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	68,000	58,176
4.55%, 9/01/44	25,000	21,117
3.90%, 8/01/46	51,000	38,596
5.20%, 4/15/54	55,000	48,817
5.50%, 3/15/55	25,000	23,129
5.55%, 3/15/56	109,000	101,639
CSX Corp.,
4.25%, 11/01/66	28,000	20,279
4.65%, 3/01/68	82,000	63,994

Federal Express Corp. Pass Through Trusts, Series 2020-1, Class AA, 1.88%, 2/20/34	29,648	25,379
United Airlines Holdings, Inc., 5.38%, 3/01/31	88,000	86,847
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	22,549	22,776
Series 2015-1, Class AA, 3.45%, 12/01/27	29,439	28,867
Series 2016-1, Class A, 3.45%, 7/07/28	19,429	18,783
Series 2016-2, Class AA, 2.88%, 10/07/28	1,742	1,680
Series 2018-1, Class AA, 3.50%, 3/01/30	27,320	26,244
		827,254
Wholesale - Consumer Staples – 0.2%
Bunge Ltd. Finance Corp.,
4.65%, 9/17/34	16,000	15,231
5.15%, 8/04/35	70,000	68,379
5.15%, 3/19/36	90,000	87,564

Performance Food Group, Inc., 4.25%, 8/01/29(d)	66,000	63,808

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Wholesale - Consumer Staples (Continued)
Sysco Corp.,
4.40%, 7/25/31		$55,000	$53,123
4.95%, 3/25/36		103,000	97,085
			385,190
Total Corporate Bonds (Cost $82,527,350)			80,143,672

Foreign Government Inflation-Linked Bonds – 0.9%
Sovereign Government – 0.9%
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 5/15/35	BRL	1,974,000	1,609,770
Total Foreign Government Inflation-Linked Bonds (Cost $1,573,591)			1,609,770

Foreign Issuer Bonds – 41.4%
Angola – 0.9%
Angolan Government International Bond,
9.24%, 1/15/31(d)		400,000	418,406
8.75%, 4/14/32		265,000	270,468
9.88%, 10/15/35		620,000	650,601
9.38%, 5/08/48		200,000	192,168
9.13%, 11/26/49		200,000	187,750
			1,719,393
Argentina – 1.3%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(j)		341,887	298,467
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(j)		901,030	712,264
5.00%, 1/09/38		533,948	439,973
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(j)		961,188	710,318
(Step to 4.38% on 7/09/27), 4.13%, 7/09/46(j)		217,835	162,179

Provincia de Neuquen Argentina, 7.35%, 8/25/34(d)		116,000	113,825
			2,437,026
Australia – 0.4%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35		80,000	79,783
5.75%, 9/05/55		74,000	71,343
		Par(c)	Value
Australia (Continued)

CIMIC Finance Ltd., 6.00%, 4/22/36(d)		$95,000	$93,305
Fortescue Treasury Pty. Ltd., 4.38%, 4/01/31(d)		209,000	196,975
Mineral Resources Ltd., 9.25%, 10/01/28(d)		311,000	319,877
			761,283
Bahrain – 0.2%
Bahrain Government International Bond, 7.10%, 2/03/38(d)		330,000	306,176
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		94,000	89,414
4.90%, 2/01/46		146,000	127,671

Anheuser-Busch InBev Worldwide, Inc., 4.95%, 1/15/42		60,000	54,698
			271,783
Brazil – 2.9%
Aegea Finance S.a.r.l., 7.63%, 1/20/36(d)		200,000	170,299
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/31	BRL	11,082,000	1,896,998
10.00%, 1/01/33	BRL	8,000,000	1,296,792
Brazilian Government International Bond,
6.13%, 3/15/34		200,000	197,800
6.63%, 3/15/35		400,000	403,000
5.00%, 1/27/45		200,000	153,800

Constellation Oil Services Holding S.A., 7.70%, 8/03/33(d)(i)		200,000	201,300
CSN Resources S.A.,
8.88%, 12/05/30		200,000	141,226
4.63%, 6/10/31(d)		200,000	123,344

Embraer Netherlands Finance B.V., 5.40%, 1/09/38		155,000	147,405
Minerva Luxembourg S.A., 7.50%, 4/22/36(d)		200,000	190,440
Samarco Mineracao S.A., 9.50%, 6/30/31(d)(k)		267,510	269,539
Yinson Bergenia Production B.V., 8.50%, 1/31/45(d)		195,166	209,294
			5,401,237

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Canada – 2.3%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(d)	$435,000	$426,221
4.38%, 1/15/28(d)	98,000	96,621
3.50%, 2/15/29(d)	40,000	38,314
6.13%, 6/15/29(d)	110,000	111,147
5.63%, 9/15/29(d)	10,000	9,975
4.00%, 10/15/30(d)	500,000	469,801

Algonquin Power & Utilities Corp., (5Y U.S. Treasury CMT + 3.25%), 4.75%, 1/18/82(g)	70,000	69,349
Bank of Montreal,
(SOFR + 0.97%), 4.44%, 1/14/32(g)	65,000	63,254
(SOFR + 1.21%), 5.30%, 6/02/37(g)	53,000	51,830
Bausch Health Cos., Inc.,
4.88%, 6/01/28(d)	465,000	432,462
11.00%, 9/30/28(d)	160,000	163,474
Canadian Imperial Bank of Commerce,
(SOFR + 0.67%), 4.72%, 6/16/29(g)	45,000	44,961
(SOFR Index + 1.01%), 5.05%, 6/16/32(g)	80,000	79,461

Cenovus Energy, Inc., 5.40%, 3/20/36	75,000	73,068
Element Fleet Management Corp., 4.80%, 5/29/29(d)	55,000	54,663
Fairfax Financial Holdings Ltd., 6.20%, 6/08/56(d)	154,000	145,722
Hydro One, Inc., 4.75%, 5/30/31	40,000	39,543
Mattamy Group Corp., 6.00%, 12/15/33(d)	220,000	209,412
Methanex Corp., 5.25%, 12/15/29	55,000	54,517
Open Text Corp., 3.88%, 12/01/29(d)	311,000	286,041
Open Text Holdings, Inc.,
4.13%, 2/15/30(d)	666,000	614,412
4.13%, 12/01/31(d)	45,000	39,707
Royal Bank of Canada,
(SOFR Index + 1.08%), 4.65%, 10/18/30(g)	87,000	86,271
(SOFR Index + 0.95%), 4.95%, 8/05/32(g)	80,000	79,355
(5Y U.S. Treasury CMT + 2.45%), 6.50%, 5/24/86(g)	200,000	196,113

Saturn Oil & Gas, Inc., 8.50%, 7/30/31(d)	193,000	193,535
		Par(c)	Value
Canada (Continued)
TransCanada PipeLines Ltd.,
(5Y U.S. Treasury CMT + 2.12%), 6.38%, 10/17/56(g)		$40,000	$40,120
(5Y U.S. Treasury CMT + 2.25%), 6.13%, 10/17/56(g)		59,000	58,956

WSP Global, Inc., 5.04%, 9/18/31(d)		55,000	54,175
			4,282,480
Chile – 0.4%
Antofagasta PLC, 6.25%, 5/02/34(d)		200,000	207,406
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35	CLP	355,000,000	365,748
Sociedad Quimica y Minera de Chile S.A., (5Y U.S. Treasury CMT + 1.92%), 5.63%, 4/22/56(d)(g)		200,000	194,100
			767,254
China – 0.6%
China Government Bond,
2.11%, 8/25/34	CNY	1,290,000	198,916
2.57%, 5/20/54	CNH	4,750,000	761,908
Kaisa Group Holdings Ltd.,
7.72%, 12/28/27(d)(k)		7,868	138
0.00%, 12/31/27(d)(e)		8,353	79
6.25%, 12/28/28(d)(k)		11,518	173
0.00%, 12/31/28(d)(e)		13,365	32
6.50%, 12/28/29(d)(k)		19,307	290
0.00%, 12/31/29(d)(e)		13,365	101
6.75%, 12/28/30(d)(k)		23,299	291
0.00%, 12/31/30(d)(e)		16,707	46
7.00%, 12/28/31(d)(k)		35,148	483
0.00%, 12/31/31(d)(e)		16,707	41
7.25%, 12/28/32(d)(k)		33,116	459
0.00%, 12/31/32(d)(e)		31,520	85

Prosus N.V., 5.87%, 7/13/36(d)		200,000	197,739
			1,160,781
Colombia – 2.9%
Banco Davivienda S.A., (10Y U.S. Treasury CMT + 5.10%), 6.65%, 4/22/31(f)(g)		200,000	186,407
Colombia Government International Bond,
7.38%, 4/25/30		200,000	209,100
6.50%, 1/21/33		310,000	310,155
7.75%, 11/07/36		220,000	234,905

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Colombia (Continued)
Colombia Government International Bond,
5.63%, 2/26/44		$350,000	$288,750
Colombian TES,
12.50%, 2/27/30	COP	1,166,300,000	368,635
7.00%, 6/30/32	COP	1,173,900,000	293,234
13.25%, 2/09/33	COP	1,485,600,000	491,707
7.25%, 10/18/34	COP	208,400,000	49,786
11.75%, 1/24/35	COP	3,126,400,000	968,858
6.25%, 7/09/36	COP	922,800,000	197,917
9.25%, 5/28/42	COP	653,600,000	167,700
Ecopetrol S.A.,
8.38%, 1/19/36		401,000	423,726
5.88%, 5/28/45		195,000	154,805

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/30		195,465	183,840
EnfraGen Energia Sur S.A.U./EnfraGen Chile S.p.A./EnfraGen Spain S.A.U., 8.50%, 6/30/32(d)		200,000	207,004
Promigas S.A. ESP/Gases del Pacifico SAC, (5Y U.S. Treasury CMT + 3.63%), 7.75%, 6/24/56(d)(g)		400,000	407,680
Termocandelaria Power S.A., 7.75%, 9/17/31(d)		200,000	204,382
			5,348,591
Congo – 0.2%
DRC International Bond,
8.75%, 4/16/32(d)		200,000	206,182
9.50%, 4/16/37(d)		200,000	208,488
			414,670
Czech Republic – 1.2%
Czech Republic Government Bond, 3.50%, 5/30/35	CZK	52,320,000	2,249,922
Dominican Republic – 0.7%
Dominican Republic International Bond,
4.50%, 1/30/30(d)		280,000	267,120
6.00%, 2/22/33		210,000	207,480
6.95%, 3/15/37(d)		200,000	205,000
6.85%, 1/27/45		200,000	196,000
5.88%, 1/30/60		250,000	211,250

Generadora de Gatun S.A., 6.87%, 9/30/44(d)		200,000	200,401
			1,287,251
	Par(c)	Value
Ecuador – 0.4%
Ecuador Government International Bond,
0.00%, 7/31/30(e)	$84,560	$71,580
8.75%, 1/29/34(d)	200,000	198,100
6.90%, 7/31/35(d)	259,752	233,517
9.25%, 1/29/39(d)	200,000	199,000
(Step to 6.00% on 7/31/27), 5.50%, 7/31/40(j)	114,300	92,242
		794,439
El Salvador – 0.1%
El Salvador Government International Bond,
8.25%, 4/10/32	34,000	36,380
7.63%, 2/01/41	150,000	150,750
		187,130
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31	575,000	507,369
Germany – 0.8%
Allianz S.E., (5Y U.S. Treasury CMT + 2.23%), 6.50%, 10/30/34(d)(f)(g)	200,000	198,454
BMW U.S. Capital LLC, 5.00%, 3/19/33(d)	54,000	52,613
Deutsche Bank A.G., (SOFR + 1.10%), 4.47%, 12/10/31(g)	150,000	146,231
Mercedes-Benz Finance North America LLC, 5.45%, 8/04/33(d)	214,000	213,704
ZF North America Capital, Inc.,
7.13%, 4/14/30(d)	150,000	150,970
6.75%, 4/23/30(d)	302,000	299,696
7.50%, 3/24/31(d)	163,000	164,137
6.88%, 4/23/32(d)	225,000	221,055
		1,446,860
Ghana – 0.2%
Ghana Government International Bond,
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(j)	60,412	59,253
0.00%, 1/03/30(e)	31,893	28,039
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(j)	237,320	217,457
		304,749

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Guatemala – 0.2%
Energuate Trust 2.0, 6.35%, 9/15/35(d)		$200,000	$196,958
Threelands Energy Ltd. S.a.r.l., 7.45%, 10/20/35(d)		200,000	202,040
			398,998
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(d)		150,000	170,887
Hungary – 1.3%
Hungary Government Bond,
3.25%, 10/22/31	HUF	337,830,000	961,613
2.25%, 4/20/33	HUF	116,230,000	301,562
Hungary Government International Bond,
6.00%, 9/26/35		346,000	352,177
5.50%, 3/26/36		525,000	515,078

OTP Bank Nyrt, (5Y U.S. Treasury CMT + 2.86%), 7.30%, 7/30/35(g)		200,000	208,965
			2,339,395
India – 0.2%
CGE Treasury Ifsc Pvt. Ltd., 7.88%, 7/28/31(d)		250,000	249,982
Vedanta Resources Finance II PLC, 7.38%, 7/13/34(d)		200,000	199,802
			449,784
Indonesia – 2.1%
Bank Negara Indonesia Persero Tbk PT, (5Y U.S. Treasury CMT + 3.26%), 7.15%, 10/22/31(f)(g)		200,000	199,166
Freeport Indonesia PT, 5.32%, 4/14/32(d)		200,000	195,645
Indika Energy Tbk PT, 8.75%, 5/07/29		250,000	254,485
Indonesia Government International Bond,
4.95%, 2/21/36		200,000	188,691
5.69%, 5/29/36		596,000	594,888
4.20%, 10/15/50		325,000	239,929
Indonesia Treasury Bond,
6.50%, 4/15/36	IDR	27,635,000,000	1,451,065
7.13%, 8/15/40	IDR	15,084,000,000	824,682
			3,948,551
	Par(c)	Value
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/46	$708,000	$521,772
Italy – 0.1%
Fibercop S.p.A.,
6.38%, 11/15/33(d)	59,000	57,955
6.00%, 9/30/34(d)	9,000	8,673
7.20%, 7/18/36(d)	59,000	59,881
		126,509
Ivory Coast – 0.3%
Ivory Coast Government International Bond,
6.13%, 6/15/33	346,000	335,227
8.25%, 1/30/37	200,000	215,361
		550,588
Jamaica – 0.1%
Montego Bay Airport Revenue Finance Ltd., 6.60%, 6/15/35(d)	200,000	197,264
Japan – 0.9%
Honda Motor Co. Ltd., 4.69%, 7/08/30	99,000	97,678
Mitsubishi UFJ Financial Group, Inc., (1Y U.S. Treasury CMT + 0.92%), 4.85%, 4/21/32(g)	200,000	197,063
Mizuho Bank Ltd., 5.19%, 4/16/36(d)	200,000	195,464
Nissan Motor Co. Ltd., 4.35%, 9/17/27(d)	201,000	197,645
Panasonic Holdings Corp., 5.36%, 7/08/36(d)	200,000	196,089
SoftBank Corp., 5.33%, 7/09/35(d)	200,000	193,161
Sompo Holdings, Inc., (1Y U.S. Treasury CMT + 2.13%), 5.41%, 4/22/37(d)(g)	205,000	196,873
Sony Group Corp., 5.09%, 6/30/36	57,000	55,636
Sumitomo Mitsui Financial Group, Inc.,
(SOFR + 1.22%), 5.14%, 7/07/34(g)	200,000	196,532
(5Y U.S. Treasury CMT + 1.30%), 5.33%, 3/03/41(g)	83,000	79,214
		1,605,355
Kazakhstan – 0.3%
ForteBank JSC, 7.75%, 2/04/30(d)	200,000	204,760

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Kazakhstan (Continued)
Kaspi.KZ JSC, 5.90%, 4/28/31(d)		$200,000	$198,225
QazaqGaz NC JSC, 5.63%, 5/08/36(d)		200,000	193,628
			596,613
Kuwait – 0.3%
Kuwait International Government Bond, 5.51%, 7/29/36(d)		583,000	580,552
Lebanon – 0.2%
Lebanon Government International Bond,
6.10%, 10/04/22(l)		200,000	53,235
6.00%, 1/27/23(l)		340,000	90,423
6.65%, 4/22/24(l)		178,000	47,406
6.20%, 2/26/25(l)		525,000	140,746
6.75%, 11/29/27(l)		52,000	14,296
6.65%, 11/03/28(l)		123,000	33,914
			380,020
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(d)		240,000	151,924
Malaysia – 1.7%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	1,610,000	397,279
3.89%, 8/15/29	MYR	2,583,000	641,440
4.76%, 4/07/37	MYR	2,369,000	627,880
4.89%, 6/08/38	MYR	2,185,000	587,052
4.05%, 4/18/39	MYR	1,259,000	311,984
3.76%, 5/22/40	MYR	778,000	186,382
4.18%, 5/16/44	MYR	319,000	80,304

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	419,862
			3,252,183
Mexico – 2.3%
Alpek S.A.B. de C.V., 3.25%, 2/25/31		200,000	173,873
Banco Mercantil del Norte S.A., (5Y U.S. Treasury CMT + 3.73%), 8.00%, 1/24/33(d)(f)(g)		200,000	199,800
Banco Nacional de Mexico S.A., (5Y U.S. Treasury CMT + 2.68%), 6.70%, 8/07/36(d)(g)		200,000	197,000
Esentia Energy Development S.A.B. de C.V., 6.50%, 7/30/38(d)		200,000	191,050
		Par(c)	Value
Mexico (Continued)
Grupo Televisa S.A.B., 6.13%, 1/31/46		$200,000	$155,158
Mexican Bonos,
7.50%, 5/26/33	MXN	13,813,800	741,669
10.00%, 11/20/36	MXN	5,754,400	350,579
8.50%, 11/18/38	MXN	10,499,200	564,426
7.75%, 11/13/42	MXN	5,936,800	289,408
Mexico Government International Bond,
6.35%, 2/09/35		400,000	401,200
6.88%, 5/13/37		500,000	510,475
Orbia Advance Corp. S.A.B. de C.V.,
6.75%, 9/19/42		200,000	177,161
5.88%, 9/17/44		200,000	160,500
Petroleos Mexicanos,
5.95%, 1/28/31		50,000	48,976
6.70%, 2/16/32		27,000	26,933
6.63%, 6/15/35		39,000	36,987
6.38%, 1/23/45		12,000	9,828
6.75%, 9/21/47		44,000	35,992
7.69%, 1/23/50		20,000	17,841
			4,288,856
Morocco – 0.4%
OCP S.A.,
(5Y U.S. Treasury CMT + 2.75%), 6.74%, 4/22/31(d)(f)(g)		200,000	196,373
6.70%, 3/01/36		375,000	380,936
(5Y U.S. Treasury CMT + 3.22%), 7.37%, 4/22/36(d)(f)(g)		200,000	196,249
			773,558
Netherlands – 0.1%
ING Groep N.V., (SOFR Index + 1.61%), 5.42%, 3/23/37(g)		200,000	196,264
Norway – 0.1%
DNB Bank ASA, (SOFR + 1.13%), 4.83%, 3/30/32(d)(g)		200,000	197,294
Equinor ASA, 4.75%, 11/14/35		80,000	76,506
			273,800
Oman – 0.2%
Oman Government International Bond, 6.25%, 1/25/31(d)		358,000	371,462
Pakistan – 0.1%
Veon Midco B.V., 7.45%, 6/01/33(d)		200,000	198,270

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Peru – 0.6%
Banco de Credito del Peru S.A., (5Y U.S. Treasury CMT + 2.24%), 5.80%, 3/10/35(d)(g)		$200,000	$198,050
Peru Government Bond, 6.85%, 8/12/35(d)	PEN	2,300,000	711,338
Volcan Cia Minera S.A.A., 8.50%, 10/28/32(d)		200,000	206,230
			1,115,618
Philippines – 0.8%
Philippine Government Bond, 6.63%, 8/17/33	PHP	42,990,000	674,330
Philippine Government International Bond,
5.33%, 6/24/36		578,000	565,716
5.50%, 1/17/48		200,000	183,181
			1,423,227
Poland – 1.3%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(d)		200,000	203,927
Republic of Poland Government Bond,
1.25%, 10/25/30	PLN	2,014,000	464,317
1.75%, 4/25/32	PLN	3,728,000	827,144
5.00%, 10/25/34	PLN	2,752,000	708,844

Republic of Poland Government International Bond, 5.50%, 3/18/54		202,000	180,582
			2,384,814
Romania – 1.6%
Romania Government Bond,
5.00%, 2/12/29	RON	470,000	99,870
7.35%, 4/28/31	RON	1,605,000	362,076
6.70%, 2/25/32	RON	955,000	209,261
7.20%, 10/30/33	RON	545,000	122,328
4.75%, 10/11/34	RON	780,000	150,196
Romanian Government International Bond,
6.63%, 2/17/28(d)		110,000	112,043
5.88%, 1/30/29(d)		268,000	269,695
5.75%, 9/16/30(d)		260,000	259,931
7.13%, 1/17/33(d)		308,000	323,311
6.38%, 1/30/34(d)		546,000	546,244
5.75%, 3/24/35		68,000	64,915
7.50%, 2/10/37		96,000	102,154
4.00%, 2/14/51		104,000	67,550
7.63%, 1/17/53(d)		320,000	338,363
			3,027,937
		Par(c)	Value
Saudi Arabia – 1.3%
Avilease Capital Ltd., 4.75%, 11/12/30(d)		$200,000	$193,097
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	177,151
5.25%, 7/17/34(d)		404,000	397,948
5.00%, 2/02/36(d)		384,000	368,881
Saudi Government International Bond,
4.38%, 1/12/31(d)		401,000	389,414
5.00%, 1/16/34		630,000	619,218
3.75%, 3/05/37(d)	EUR	200,000	221,729
			2,367,438
Senegal – 0.2%
Senegal Government International Bond,
7.75%, 6/10/31		434,000	235,075
6.25%, 5/23/33		400,000	209,447
			444,522
Serbia – 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.25%, 5/18/31(d)		200,000	197,673
South Africa – 2.6%
Eskom Holdings, 8.45%, 8/10/28		400,000	421,342
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	24,316,193	1,411,655
8.25%, 3/31/32	ZAR	5,528,933	334,608
8.88%, 2/28/35	ZAR	15,801,101	972,856
8.50%, 1/31/37	ZAR	12,160,510	716,698
9.00%, 1/31/40	ZAR	6,206,227	369,535
Republic of South Africa Government International Bond,
4.85%, 9/30/29		100,000	98,724
5.65%, 9/27/47		250,000	203,865
7.25%, 12/11/55(d)		250,000	238,724
			4,768,007
Spain – 0.1%
Banco Santander S.A., 4.87%, 4/15/31		200,000	196,945

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)	Value
Sri Lanka – 0.1%
Sri Lanka Government International Bond,
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(d)(j)		$108,618	$110,171
(Step to 3.60% on 9/15/27), 3.35%, 3/15/33(j)		166,717	158,370
			268,541
Supranational – 0.1%
Banque Ouest Africaine de Developpement, 6.25%, 10/14/40(d)	EUR	165,000	178,398
Sweden – 0.1%
EQT AB, 5.85%, 5/08/35(d)		200,000	197,305
Switzerland – 0.4%
UBS A.G., (SOFR + 0.74%), 4.68%, 11/29/30(g)		250,000	248,211
UBS Group A.G.,
(SOFR + 1.73%), 3.09%, 5/14/32(d)(g)		200,000	181,618
(5Y U.S. Treasury CMT + 4.76%), 9.25%, 11/13/33(d)(f)(g)		200,000	228,658
			658,487
Thailand – 1.0%
Thailand Government Bond,
3.39%, 6/17/37	THB	7,143,000	237,496
3.45%, 6/17/43	THB	14,027,000	449,773
2.98%, 6/17/45	THB	33,595,000	1,001,149
4.00%, 6/17/55	THB	6,523,000	226,574
			1,914,992
Turkey – 0.9%
Akbank T.A.S., (5Y U.S. Treasury CMT + 5.27%), 9.37%, 3/14/29(d)(f)(g)		200,000	202,430
Aydem Yenilenebilir Enerji A.S., 9.88%, 9/30/30		200,000	197,237
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 7/25/29		200,000	200,978
TC Ziraat Bankasi A.S., (5Y U.S. Treasury CMT + 4.62%), 8.38%, 11/05/30(d)(f)(g)		225,000	219,151
Turkiye Government International Bond,
9.38%, 3/14/29		200,000	215,200
6.38%, 5/22/31		200,000	196,540
	Par(c)	Value
Turkey (Continued)
Turkiye Government International Bond,
7.13%, 7/17/32	$290,000	$290,917
6.88%, 1/14/38	200,000	190,787
		1,713,240
Ukraine – 0.9%
Ukraine Government International Bond,
(Step to 6.00% on 2/01/27), 4.50%, 2/01/29(j)	63,000	53,616
(Step to 3.00% on 2/01/27), 0.00%, 2/01/30(j)	123,100	89,968
(Step to 5.50% on 2/01/27), 4.00%, 2/01/32(d)(j)	280,900	232,793
(Step to 3.00% on 2/01/27), 0.00%, 2/01/34(d)(j)	264,749	150,071
(Step to 6.00% on 2/01/27), 4.50%, 2/01/34(d)(j)	353,056	245,667
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(j)	131,922	78,640
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(d)(j)	57,550	34,306
(Step to 6.00% on 2/01/27), 4.50%, 2/01/35(d)(j)	428,749	294,709
(Step to 3.00% on 2/01/27), 0.00%, 2/01/36(j)	472,638	282,393
(Step to 3.00% on 2/01/27), 23.54%, 2/01/36(d)(j)	95,796	57,236
(Step to 6.00% on 2/01/27), 4.50%, 2/01/36(d)(j)	196,636	133,561
		1,652,960
United Kingdom – 1.4%
Ardonagh Finco Ltd.,
7.75%, 2/15/31(d)	740,000	751,346
7.75%, 2/15/31	200,000	203,067

Avianca Midco 2 PLC, 9.50%, 1/28/31(d)	200,000	186,799
BAT Capital Corp.,
4.63%, 3/22/33	80,000	77,120
7.08%, 8/02/43	41,000	44,184
3.98%, 9/25/50	50,000	35,365

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
United Kingdom (Continued)
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(d)	$400,000	$396,912
11.50%, 8/15/29(d)	200,000	210,277

Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 2/15/32(d)	225,000	209,190
National Grid PLC, 5.41%, 6/09/36	89,000	86,764
Rentokil Terminix Funding PLC, 4.63%, 4/23/31(d)	200,000	194,425
Smith & Nephew PLC, 2.03%, 10/14/30	75,000	66,294
Vodafone Group PLC,
4.80%, 6/18/31	61,000	59,913
5.35%, 6/18/36	65,000	62,898
6.10%, 6/18/56	90,000	83,842
		2,668,396
Uruguay – 0.1%
Uruguay Government International Bond, 4.98%, 4/20/55	246,832	210,671
Uzbekistan – 0.2%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	183,539
Uzbekneftegaz JSC, 8.75%, 5/07/30(d)	200,000	213,168
		396,707
Venezuela – 0.3%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(l)	185,101	79,847
6.00%, 5/16/24(l)	340,653	127,697
Venezuela Government International Bond,
8.25%, 10/13/24(l)	107,100	49,321
9.25%, 5/07/28(l)	494,800	239,978
		496,843
Zambia – 0.0%(a)
Zambia Government International Bond, (Step to 7.50% on 6/30/31), 5.75%, 6/30/33(j)	35,983	35,189
Total Foreign Issuer Bonds (Cost $75,782,904)		77,338,909
	Par(c)	Value

Mortgage-Backed Securities – 0.0%(a)
Commercial Mortgage-Backed Securities – 0.0%(a)
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.57%, 6/10/47(d)(m)	$50,000	$6,473
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(d)(m)	100,000	7,980
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.85%, 3/15/44(d)(m)	56,647	20,390
Total Mortgage-Backed Securities (Cost $162,645)		34,843

Term Loans – 2.9%(h)
Apparel & Textile Products – 0.1%
Tory Burch LLC, Initial Term B Loan, (1M USD CME Term SOFR + 4.00%), 7.73%, 4/30/31	197,757	197,840
Asset Management – 0.2%
Edelman Financial Center LLC, The 2026 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%), 7.73%, 12/01/31	323,267	324,256
Automotive – 0.0%(a)
First Brands Group LLC, 2021 Term Loan(l)(n)(o)*	23,665	10
First Brands Group LLC, 2022-II Incremental Term Loan(l)(n)(o)*	33,424	15
First Brands Group LLC, DIP Term Loan(l)(n)(o)*	22,741	3,833
First Brands Group LLC, Roll-Up Term Loan(l)(n)(o)*	65,525	22
		3,880
Chemicals – 0.7%
ARC Falcon I, Inc., Initial Term B Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 8.15%, 4/01/33	511,000	469,573
Innophos Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.25%), 8.10%, 3/16/29	179,521	174,137

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Chemicals (Continued)
Mativ Holdings, Inc., New Term B Loan, (1M USD CME Term SOFR + 4.50%), 8.23%, 4/04/33	$510,000	$509,363
SCIH Salt Holdings, Inc., Term Loan B, 7/30/31(p)	125,000	124,219
		1,277,292
Consumer Cyclical – 0.2%
Horizon Midco 2 Ltd., Term B Loan, (3M USD CME Term SOFR + 4.75%), 8.59%, 10/31/31	400,380	385,666
Diversified Industrials – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 9.73%, 12/21/29(q)	70,299	67,619
GrafTech Global Enterprises, Inc., Term Loan, (3M USD CME Term SOFR + 6.00%, 2.00% Floor), 9.81%, 12/21/29	123,022	118,332
		185,951
Entertainment Content – 0.2%
Discovery Global Holdings, Inc., Initial Dollar Term Loan, (1M USD CME Term SOFR + 2.50%), 6.23%, 6/03/33	163,789	163,892
Oak-Eagle Acquireco, Inc., Term Loan B-1, 3/24/33(p)	165,000	165,846
		329,738
Health Care Facilities & Services – 0.2%
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan, 12/30/32(p)(q)	15,979	16,032
U.S. Fertility Enterprises LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.15%, 12/30/32	311,499	312,537
		328,569
	Par(c)	Value
Insurance – 0.1%
Asurion LLC, New B-11 Term Loan, (3M USD CME Term SOFR + 4.25%), 8.17%, 8/19/28	$17,891	$17,900
CRC Insurance Group LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 8.48%, 5/06/32	135,050	129,536
		147,436
Internet Media & Services – 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 8.48%, 3/15/30	274,909	274,772
IT Services – 0.1%
Cyberswift U.S. Finco LLC, Term Loan, (3M USD CME Term SOFR + 3.75%), 7.48%, 10/08/32	173,565	173,511
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Fourth Amendment Term Loan, (1M USD CME Term SOFR + 3.75%), 7.48%, 1/15/31	312,796	313,578
Software – 0.4%
CoreWeave Financing DDTL V LLC, Delayed Draw Loan,
(1M USD SOFR + 4.50%), 8.12%, 11/15/31	7,447	7,428
(1M USD SOFR + 4.50%), 8.14%, 11/15/31	33,740	33,656
11/15/31(q)	53,813	53,678

CoreWeave Financing DDTL V-V LLC, Delayed Draw Loan, 9/01/31(p)	60,000	60,075
Dayforce Bidco LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.00%), 6.82%, 2/04/33	493,000	458,312
GoTo Group, Inc., Exchange First Out Term Loan, (3M USD CME Term SOFR + 4.75%), 8.69%, 4/28/28	72,699	60,849
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 6.98%, 10/26/30	83,459	64,890
		738,888

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(c)	Value
Technology – 0.1%
Darktrace Finco U.S. LLC, Initial Term Loan,
(3M USD CME Term SOFR + 3.25%), 6.99%, 10/09/31	$54,585	$49,878
(3M USD CME Term SOFR + 5.25%), 8.99%, 10/09/32	210,000	184,590
		234,468
Technology Hardware – 0.1%
Galileo Parent, Inc., Initial Term Loan, (6M USD CME Term SOFR + 4.50%), 8.12%, 3/03/33	300,000	301,152
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan, (3M USD CME Term SOFR + 7.50%, 1.00% Floor), 11.14%, 12/13/28	216,140	217,087
Total Term Loans (Cost $5,580,944)		5,434,084

U.S. Government Obligations – 1.1%
U.S. Treasury Bonds – 0.2%
5.00%, 5/15/46	445,500	430,952
4.75%, 2/15/56	90,900	83,997
		514,949
U.S. Treasury Notes – 0.9%
4.13%, 6/30/28	95,300	95,051
4.25%, 7/31/28	190,700	190,633
4.13%, 7/15/29	399,600	397,352
4.13%, 6/30/31	138,300	136,463
4.38%, 7/31/31	235,300	234,767
4.25%, 6/30/33	79,000	77,543
4.38%, 7/31/33	94,600	93,521
4.38%, 5/15/36	438,100	426,600
		1,651,930
Total U.S. Government Obligations (Cost $2,185,501)		2,166,879

Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
McDermott International Ltd.(n)*	4,298	—
	Number of Shares	Value
Engineering & Construction (Continued)
McDermott International Ltd. (OTC Markets)(n)*	3,868	$—
Total Warrants (Cost $6,000)		—

		Par(c)/Number of Shares
Short-Term Investments – 8.0%
Convertible Bonds – 0.0%(a)
InterDigital, Inc., 3.50%, 6/01/27		5,000	19,725

Pinnacle West Capital Corp., 4.75%, 6/15/27		36,000	40,896
			60,621
Corporate Bonds – 0.6%
American Express Co., (5Y U.S. Treasury CMT + 2.85%), 3.55%, 9/15/26(f)(g)		93,000	92,767

DISH DBS Corp., 5.25%, 12/01/26(d)		595,000	592,025

First Maryland Capital II, (3M CME Term SOFR + 1.11%), 4.92%, 2/01/27(h)		135,000	134,716

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		70,000	69,553

M&T Bank Corp., (5Y U.S. Treasury CMT + 2.68%), 3.50%, 9/01/26(f)(g)		212,000	210,748

PNC Financial Services Group (The), Inc., (5Y U.S. Treasury CMT + 2.60%), 3.40%, 9/15/26(f)(g)		64,000	63,755

Travel + Leisure Co., 6.00%, 4/01/27		5,000	5,017

United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 9/03/26		55,673	55,630
			1,224,211
Foreign Issuer Bonds – 3.9%
Egypt Treasury Bills,
21.33%, 8/04/26(r)	EGP	45,600,000	891,496
21.61%, 8/11/26(r)	EGP	10,675,000	208,885
19.90%, 9/01/26(r)	EGP	19,175,000	369,909
20.55%, 9/15/26(r)	EGP	38,225,000	730,515
21.76%, 9/29/26(r)	EGP	425,000	8,047
21.66%, 10/13/26(r)	EGP	4,275,000	80,198

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(c)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Egypt Treasury Bills,
21.29%, 10/27/26(r)	EGP	825,000	$15,336
21.56%, 11/10/26(r)	EGP	5,725,000	105,550
21.36%, 11/17/26(r)	EGP	1,575,000	28,903
21.32%, 12/01/26(r)	EGP	425,000	7,727
21.18%, 12/15/26(r)	EGP	575,000	10,357
21.26%, 12/22/26(r)	EGP	475,000	8,516
21.02%, 1/12/27(r)	EGP	2,125,000	37,568

Kaisa Group Holdings Ltd., 0.00%, 12/31/26(d)(e)		6,682	111

Lebanon Government International Bond, 6.60%, 11/27/26(l)		35,000	9,438
Nigeria OMO Bills,
19.71%, 8/18/26(r)	NGN	1,235,026,000	901,747
19.37%, 8/25/26(r)	NGN	717,763,000	521,956
19.31%, 10/13/26(r)	NGN	1,480,385,000	1,048,319
19.48%, 10/20/26(r)	NGN	25,137,000	17,737
19.33%, 11/03/26(r)	NGN	909,757,000	637,458

Petroleos de Venezuela S.A., 5.38%, 4/12/27(l)		361,000	131,584

Turkiye Government Bond, 37.84%, 7/14/27	TRY	66,416,734	1,394,025

Venezuela Government International Bond, 11.75%, 10/21/26(l)		120,900	65,890
			7,231,272
Money Market Fund – 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(s)		4,506,047	4,506,047
U.S. Treasury Bills – 1.1%
U.S. Treasury Bills,
3.61%, 9/10/26(r)		1,678,000	1,671,570
3.60%, 10/01/26(r)(t)		337,000	334,971
			2,006,541
Total Short-Term Investments (Cost $15,102,227)			15,028,692

	Par(c)
Rights – 0.0%(a)
Engineering & Construction – 0.0%(a)
McDermott International Ltd. CVR, 0.00%, *	$15	438
Rights (Cost $9,021)		438

Number of Contracts		Notional Amount	Value
Purchased Options – 0.1%
Put Options - Over the Counter – 0.1%
Brazilian Real vs. Euro, Strike Price BRL 6.11, Expires 12/15/26, Counterparty: Bank of America	1	1,600,000 (u)	$71,593
Hungarian Forint vs. Euro, Strike Price HUF 360.00, Expires 1/20/27, Counterparty: Goldman Sachs	1	1,000,000 (u)	11,315
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.00, Expires 12/15/26, Counterparty: Goldman Sachs	1	$1,484,000	13,309
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.50, Expires 8/04/26, Counterparty: UBS	1	760,000	2,572
South African Rand vs. U.S. Dollar, Strike Price ZAR 16.00, Expires 8/04/26, Counterparty: UBS	1	760,000	3
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,465.00, Expires 10/19/26, Counterparty: Barclays	1	1,123,504	32,674
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 8/10/26, Counterparty: Goldman Sachs	1	4,787,176 (u)	22,450
U.S. Dollar vs. Euro, Strike Price USD 1.15, Expires 8/10/26, Counterparty: Goldman Sachs	1	4,826,894 (u)	7,018
Total Purchased Options (Premiums Paid $176,045)			160,934

Total Investments – 99.2% (Cost $186,627,689)	185,544,575
Total Written Options — (0.0)%(a) (Premiums Received $79,847)	(26,207)
Other Assets less Liabilities – 0.8%(v)	1,412,518
NET ASSETS – 100.0%	$186,957,093

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Security sold outside United States without registration under the Securities Act of 1933.
(c)	Par value is in USD unless otherwise indicated.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $66,161,275 or 35.39% of net assets.

(e)	Zero coupon bond.
(f)	Perpetual bond. Maturity date represents next call date.
(g)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2026 is disclosed.
(h)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(i)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.
(j)	Step coupon bond. Rate as of July 31, 2026 is disclosed.
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of July 31, 2026 is disclosed.

(n)	Investment is valued using significant unobservable inputs (Level 3).
(o)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $3,880 or .00% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
First Brands Group LLC, 2021 Term Loan	9/26/2025-6/01/2026	$10,089
First Brands Group LLC, 2022-II Incremental Term Loan	9/26/2025-6/01/2026	13,491
First Brands Group LLC, DIP Term Loan	10/02/2025-6/08/2026	21,730
First Brands Group LLC, Roll-Up Term Loan	1/05/2026-6/8/2026	29,730

(p)	Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement date.
(q)	Unfunded loan commitment. As of July 31, 2026, total value of unfunded loan commitment is $137,329.
(r)	Discount rate at the time of purchase.
(s)	7-day current yield as of July 31, 2026 is disclosed.
(t)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(u)	The notional amount is EUR.
(v)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and futures.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CVR	Contingent Value Right

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
CZK	Czech Republic Koruna
DDTL	Delayed Draw Term Loan
DIP	Debtor-in-Possession
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
KRW	South Korean Won
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
OTC	Over-the-Counter
PEN	Peruvian Nuevo Sole
PHP	Philippine Peso
PLC	Public Limited Company
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	8	9/21/2026	USD	864,000	$(10,498)
U.S. Treasury Long Bond	6	9/21/2026	USD	649,875	(14,412)
Ultra 10-Year U.S. Treasury Note	4	9/21/2026	USD	438,812	(6,717)
Ultra U.S. Treasury Bond	4	9/21/2026	USD	438,750	(12,750)
2-Year U.S. Treasury Note	63	9/30/2026	USD	12,953,391	(43,358)
5-Year U.S. Treasury Note	5	9/30/2026	USD	529,883	(5,625)
Total Long Contracts					$(93,360)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(52)	9/21/2026	USD	5,704,562	$69,578
5-Year U.S. Treasury Note	(8)	9/30/2026	USD	847,813	4,461
Total Short Contracts					$74,039
					$(19,321)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/15/26	Chinese Offshore Yuan	17,863,964	U.S. Dollars	2,564,119	BNP Paribas	$90,467
8/11/26	South Korean Won	3,387,833,555	U.S. Dollars	2,333,090	State Street	32,861
9/01/26	Colombian Pesos	631,775,350	U.S. Dollars	178,803	Citibank	19,919
9/01/26	Colombian Pesos	757,087,717	U.S. Dollars	219,002	State Street	19,136
9/04/26	Kazakhstan Tenge	196,706,726	U.S. Dollars	391,067	Bank of America	18,169
9/01/26	Colombian Pesos	521,899,795	U.S. Dollars	148,071	UBS	16,090
9/08/26	Turkish Lira	12,703,766	U.S. Dollars	246,325	Goldman Sachs	12,263
10/20/26	Mexican Pesos	15,158,833	U.S. Dollars	858,199	UBS	11,046
8/14/26	Kazakhstan Tenge	188,768,094	U.S. Dollars	385,438	Bank of America	10,425
8/17/26	Indian Rupees	110,399,382	U.S. Dollars	1,145,690	Morgan Stanley	9,658
10/06/26	Mexican Pesos	15,158,833	U.S. Dollars	861,773	Morgan Stanley	8,456
8/20/26	Indian Rupees	69,426,685	U.S. Dollars	718,309	Goldman Sachs	8,065
11/23/26	Colombian Pesos	310,068,736	U.S. Dollars	87,923	Citibank	7,730
8/28/26	Peruvian Nuevo Soles	2,587,972	U.S. Dollars	755,767	Bank of America	4,943
9/09/26	U.S. Dollars	553,775	Czech Republic Koruna	11,552,824	BNP Paribas	3,516
12/07/26	U.S. Dollars	427,757	Euro	366,000	BNP Paribas	3,482
8/03/26	Philippine Pesos	88,160,430	U.S. Dollars	1,436,996	State Street	2,969
9/15/26	Chinese Offshore Yuan	2,616,000	U.S. Dollars	385,848	Citibank	2,890
8/13/26	U.S. Dollars	380,046	South African Rand	6,240,277	Morgan Stanley	2,730
8/20/26	U.S. Dollars	528,761	Malaysian Ringgit	2,151,000	Morgan Stanley	2,050
9/04/26	U.S. Dollars	410,704	Kazakhstan Tenge	196,706,726	Bank of America	1,468
8/14/26	U.S. Dollars	396,989	Kazakhstan Tenge	188,768,094	Bank of America	1,126
11/03/26	U.S. Dollars	590,275	Brazilian Reals	3,052,599	Goldman Sachs	806
9/03/26	U.S. Dollars	461,470	Indonesian Rupiahs	8,335,067,000	Bank of America	699
9/03/26	U.S. Dollars	76,788	Indonesian Rupiahs	1,379,043,393	Citibank	553
8/03/26	Turkish Lira	3,000,965	U.S. Dollars	62,730	HSBC	265
8/03/26	U.S. Dollars	63,144	Turkish Lira	3,000,965	Morgan Stanley	149
8/03/26	Brazilian Reals	2,951,910	U.S. Dollars	581,783	State Street	78
Total Unrealized Appreciation						$292,009

9/08/26	Romanian Leu	627,364	U.S. Dollars	137,720	BNP Paribas	$(189)
8/28/26	U.S. Dollars	717,814	Philippine Pesos	44,080,215	State Street	(1,777)
8/17/26	U.S. Dollars	1,150,343	Indian Rupees	110,399,382	Morgan Stanley	(5,004)
8/03/26	U.S. Dollars	1,434,241	Philippine Pesos	88,160,430	State Street	(5,725)
8/28/26	U.S. Dollars	753,739	Peruvian Nuevo Soles	2,587,973	Barclays	(6,972)
10/20/26	U.S. Dollars	860,232	Mexican Pesos	15,158,832	State Street	(9,013)
10/06/26	U.S. Dollars	859,181	Mexican Pesos	15,158,833	UBS	(11,048)
9/03/26	Indonesian Rupiahs	27,252,345,936	U.S. Dollars	1,519,410	State Street	(12,873)
8/28/26	Chilean Pesos	340,000,247	U.S. Dollars	380,859	Citibank	(15,096)
8/03/26	U.S. Dollars	565,744	Brazilian Reals	2,951,910	State Street	(16,117)
8/06/26	Polish Zloty	3,505,127	U.S. Dollars	962,790	ING	(24,511)
9/08/26	Hungarian Forints	298,417,425	U.S. Dollars	967,560	ING	(26,076)
8/21/26	Thai Baht	38,027,113	U.S. Dollars	1,168,415	Citibank	(27,685)
8/20/26	Malaysian Ringgit	4,582,736	U.S. Dollars	1,162,305	Barclays	(40,139)
9/01/26	Chilean Pesos	1,225,060,011	U.S. Dollars	1,368,574	JPMorgan Chase	(50,645)
11/23/26	U.S. Dollars	383,436	Colombian Pesos	1,485,766,107	Citibank	(74,906)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/01/26	U.S. Dollars	513,429	Colombian Pesos	1,910,762,861	State Street	$(87,592)
8/11/26	U.S. Dollars	2,261,170	South Korean Won	3,387,833,555	State Street	(104,782)
Total Unrealized Depreciation						$(520,150)
Net Unrealized Depreciation						$(228,141)

Written Put Option Contracts outstanding at July 31, 2026: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
South African Rand vs. U.S. Dollar	UBS	1	USD	760,000	ZAR	16.50	8/04/2026	$(2,573)
South African Rand vs. U.S. Dollar	Goldman Sachs	1	USD	1,484,000	ZAR	15.00	12/15/2026	(1,183)
U.S. Dollar vs. Euro	Goldman Sachs	1	EUR	4,787,175	USD	1.15	8/10/2026	(22,451)
Total Written OTC Put Options Contracts (Premiums Received $79,847)								$(26,207)
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,500,113	$8,848	$—	$1,508,961
Convertible Bonds	—	1,692,940	—	1,692,940
Convertible Preferred Stocks	424,453	—	—	424,453
Corporate Bonds	—	80,143,672	—	80,143,672
Foreign Government Inflation-Linked Bonds	—	1,609,770	—	1,609,770
Foreign Issuer Bonds	—	77,338,909	—	77,338,909
Mortgage-Backed Securities	—	34,843	—	34,843
Rights	—	438	—	438
Term Loans	—	5,430,204	3,880	5,434,084
U.S. Government Obligations	—	2,166,879	—	2,166,879
Warrants	—	—	— *	—
Short-Term Investments	4,506,047	10,522,645	—	15,028,692
Purchased Options	—	160,934	—	160,934
Total Investments	$6,430,613	$179,110,082	$3,880 *	$185,544,575

*Includes securities determined to have no value as of July 31, 2026.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$74,039	$—	$—	$74,039
Forward Foreign Currency Exchange Contracts	—	292,009	—	292,009
Total Assets - Derivative Financial Instruments	$74,039	$292,009	$—	$366,048
Liabilities:
Futures Contracts	$(93,360)	$—	$—	$(93,360)
Forward Foreign Currency Exchange Contracts	—	(520,150)	—	(520,150)
Written Options	—	(26,207)	—	(26,207)
Total Liabilities - Derivative Financial Instruments	$(93,360)	$(546,357)	$—	$(639,717)
Net Derivative Financial Instruments	$(19,321)	$(254,348)	$—	$(273,669)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund

	Number of Shares	Value
Common Stocks – 40.4%
Advertising & Marketing – 1.3%
Omnicom Group, Inc.	73,566	$5,789,644
Aerospace & Defense – 0.4%
BAE Systems PLC (United Kingdom)	15,365	434,973
Boeing (The) Co.*	682	147,407
Lockheed Martin Corp.	683	398,011
Melrose Industries PLC (United Kingdom)	25,315	155,720
Safran S.A. (France)	1,039	408,308
Singapore Technologies Engineering Ltd. (Singapore)	23,471	184,430
Thales S.A. (France)	649	184,758
		1,913,607
Apparel & Textile Products – 1.1%
Burberry Group PLC (United Kingdom)*	15,719	253,365
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	2,159	510,262
Kering S.A. (France)	3,009	993,191
LVMH Moet Hennessy Louis Vuitton S.E. (France)	2,137	1,173,502
NIKE, Inc., Class B	21,839	910,905
Puma S.E. (Germany)*	10,810	344,838
PVH Corp.	1,722	149,228
Samsonite Group S.A.(b)	261,900	471,306
Swatch Group (The) A.G. (Bearer) (Switzerland)	700	156,504
		4,963,101
Asset Management – 0.4%
BlackRock, Inc.	220	239,886
Blackstone, Inc.	1,383	176,678
Charles Schwab (The) Corp.	2,868	301,828
Julius Baer Group Ltd. (Switzerland)	2,249	197,733
KKR & Co., Inc.	1,706	173,040
LPL Financial Holdings, Inc.	518	183,217
T. Rowe Price Group, Inc.	1,690	188,857
UBS Group A.G. (Switzerland)(a)	4,055	214,338
		1,675,577
Automotive – 0.3%
Bayerische Motoren Werke A.G. (Germany)	4,426	303,373
Continental A.G. (Germany)	2,302	191,442
Magna International, Inc. (Canada)	2,913	199,776
	Number of Shares	Value
Automotive (Continued)
Mercedes-Benz Group A.G. (Germany)	5,469	$295,705
Toyota Motor Corp. (Japan)	18,062	341,818
Volkswagen A.G. (Germany)	2,316	203,349
		1,535,463
Banking – 1.5%
ANZ Group Holdings Ltd. (Australia)	6,344	165,801
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	12,667	355,080
Bank of America Corp.	8,434	522,486
Bank of Montreal (Canada)	1,104	198,040
BNP Paribas S.A. (France)	5,056	642,460
Fifth Third Bancorp	3,453	195,095
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	23,799	274,328
HDFC Bank Ltd. (India)	36,171	283,284
HSBC Holdings PLC (United Kingdom)	16,914	360,189
ICICI Bank Ltd. (India)	14,303	214,962
ING Groep N.V. (Netherlands)	6,004	210,990
KeyCorp	8,729	197,188
Nordea Bank Abp (Finland)	14,994	302,845
NU Holdings Ltd., Class A (Brazil)*	14,555	208,573
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,245	440,217
Sumitomo Mitsui Trust Group, Inc. (Japan)	32,568	334,886
Svenska Handelsbanken AB, Class A (Sweden)	11,803	180,475
Toronto-Dominion Bank (The) (Canada)	2,456	294,401
Truist Financial Corp.	3,799	196,940
U.S. Bancorp	7,944	500,551
United Overseas Bank Ltd. (Singapore)	8,897	300,889
Wells Fargo & Co.	3,475	300,414
		6,680,094
Beverages – 1.6%
Ambev S.A. (Brazil)	83,043	261,457
Brown-Forman Corp., Class B(c)	24,775	711,786
Constellation Brands, Inc., Class A(c)	3,441	448,121
Diageo PLC (United Kingdom)	197,089	4,329,718
Fomento Economico Mexicano S.A.B. de C.V. (Mexico)	28,151	360,756

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Beverages (Continued)
Kweichow Moutai Co. Ltd., Class A (China)	900	$180,015
PepsiCo, Inc.	2,331	325,314
Pernod Ricard S.A. (France)	4,240	330,437
		6,947,604
Biotechnology & Pharmaceuticals – 1.5%
Bayer A.G. (Germany)(a)	3,664	203,337
Biogen, Inc.*	1,362	276,418
Bristol-Myers Squibb Co.	4,650	303,692
CSL Ltd. (Australia)	36,042	3,116,201
Daiichi Sankyo Co. Ltd. (Japan)	21,842	353,000
GSK PLC (United Kingdom)	13,587	353,301
Merck & Co., Inc.	2,540	330,708
Merck KGaA (Germany)	1,428	236,003
Moderna, Inc.(c)*	2,344	128,498
Novo Nordisk A/S, Class B (Denmark)	6,338	299,797
Pfizer, Inc.	19,535	488,570
Regeneron Pharmaceuticals, Inc.	135	102,955
Roche Holding A.G.	862	376,774
Zoetis, Inc.	2,198	169,883
		6,739,137
Cable & Satellite – 0.1%
Charter Communications, Inc., Class A(c)*	691	100,181
Comcast Corp., Class A	11,216	268,735
		368,916
Chemicals – 0.5%
Air Products and Chemicals, Inc.	888	261,862
Akzo Nobel N.V. (Netherlands)	3,154	220,914
Croda International PLC (United Kingdom)	7,262	314,391
Dow, Inc.	5,190	157,205
DSM-Firmenich A.G. (Switzerland)	2,205	237,716
International Flavors & Fragrances, Inc.	4,207	333,279
LyondellBasell Industries N.V., Class A	3,500	217,280
PPG Industries, Inc.	2,475	273,537
Qnity Electronics, Inc.	846	110,978
Symrise A.G. (Germany)	2,138	219,402
		2,346,564
	Number of Shares	Value
Commercial Support Services – 1.8%
Bureau Veritas S.A. (France)	8,199	$262,287
H&R Block, Inc.(c)	140,361	6,180,095
Paychex, Inc.	8,607	1,005,642
RELX PLC (United Kingdom)	5,177	182,085
Rentokil Initial PLC (United Kingdom)	25,358	116,780
Robert Half, Inc.(c)	5,759	217,690
		7,964,579
Construction Materials – 0.1%
James Hardie Industries PLC CDI(c)*	13,672	352,939
Kingspan Group PLC (Ireland)	2,995	278,367
		631,306
Containers & Packaging – 0.1%
Amcor PLC(c)	6,218	279,064
E-Commerce Discretionary – 0.6%
Alibaba Group Holding Ltd. (China)	58,807	895,831
Amazon.com, Inc.*	4,394	1,193,322
JD.com, Inc., Class A (China)	24,401	401,396
		2,490,549
Electric Utilities – 0.3%
Duke Energy Corp.	2,083	261,271
Edison International	5,056	370,959
Eversource Energy	5,107	365,610
RWE A.G. (Germany)	2,584	169,983
SSE PLC (United Kingdom)	4,517	142,707
		1,310,530
Electrical Equipment – 0.2%
Amphenol Corp., Class A	1,835	294,885
Daikin Industries Ltd. (Japan)	1,846	267,402
Otis Worldwide Corp.	3,311	238,226
		800,513
Engineering & Construction – 0.0%(d)
Cellnex Telecom S.A. (Spain)(b)*	4,319	134,166
Entertainment Content – 0.2%
NetEase, Inc. (China)	23,053	613,353
Universal Music Group N.V. (Netherlands)	7,004	115,563
		728,916

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Food – 0.8%
Campbell’s (The) Co.(c)	39,899	$876,980
General Mills, Inc.	3,465	123,874
Kerry Group PLC, Class A (Ireland)	11,899	1,135,993
Kraft Heinz (The) Co.	6,408	165,647
MEIJI Holdings Co. Ltd. (Japan)	7,695	183,252
Mondelez International, Inc., Class A	9,061	564,591
Nestle S.A. (Switzerland)(a)	5,495	549,231
		3,599,568
Gas & Water Utilities – 0.2%
Severn Trent PLC (United Kingdom)	22,970	931,524
Veolia Environnement S.A. (France)	3,858	153,523
		1,085,047
Health Care Facilities & Services – 0.2%
IQVIA Holdings, Inc.*	940	220,919
Ramsay Health Care Ltd. (Australia)(c)	7,056	219,285
Sonic Healthcare Ltd. (Australia)	13,967	213,758
		653,962
Home & Office Products – 0.0%(d)
Midea Group Co. Ltd., Class H (China)	16,050	203,350
Home Construction – 0.1%
Masco Corp.	2,130	152,253
Persimmon PLC (United Kingdom)	12,714	190,839
		343,092
Household Products – 0.4%
Clorox (The) Co.	2,667	254,778
Estee Lauder (The) Cos., Inc., Class A	11,402	956,628
Reckitt Benckiser Group PLC (United Kingdom)	5,409	381,753
Unicharm Corp. (Japan)	32,703	207,434
		1,800,593
Industrial Intermediate Products – 0.1%
SKF AB, Class B (Sweden)	11,090	300,176
Industrial Support Services – 0.1%
Sunbelt Rentals Holdings, Inc.	3,398	243,454
Institutional Financial Services – 0.2%
ASX Ltd. (Australia)	4,236	163,399
	Number of Shares	Value
Institutional Financial Services (Continued)
B3 S.A. - Brasil Bolsa Balcao (Brazil)*	119,555	$370,989
London Stock Exchange Group PLC (United Kingdom)	2,268	255,133
		789,521
Insurance – 0.5%
AIA Group Ltd. (Hong Kong)	39,691	400,121
Berkshire Hathaway, Inc., Class B*	1,142	584,179
Daiichi Life Group, Inc. (Japan)	26,121	314,950
MS&AD Insurance Group Holdings, Inc. (Japan)	6,521	200,740
Ping An Insurance Group Co. of China Ltd., Class H (China)	43,780	327,070
Prudential PLC (Hong Kong)	10,427	156,703
		1,983,763
Internet Media & Services – 1.9%
Airbnb, Inc., Class A*	2,558	387,588
Alphabet, Inc., Class A	4,903	1,746,105
Autotrader Group PLC (United Kingdom)(b)	607,061	4,286,571
Meta Platforms, Inc., Class A	1,816	1,010,985
NAVER Corp. (South Korea)	881	126,125
Tencent Holdings Ltd. (China)	11,657	712,278
Tencent Music Entertainment Group ADR (China)	23,963	226,450
		8,496,102
IT Services – 1.1%
Cognizant Technology Solutions Corp., Class A	87,981	4,869,748
Leisure Facilities & Services – 2.5%
Brightstar Lottery PLC(c)	471,657	4,735,436
Carnival Corp. Ltd.	12,046	334,999
FDJ UNITED (France)(c)	203,962	5,160,644
Las Vegas Sands Corp.	3,116	152,341
Yum China Holdings, Inc. (China)	12,766	615,066
		10,998,486
Leisure Products – 0.2%
Hasbro, Inc.	2,492	234,099
Mattel, Inc.(c)*	16,335	246,495
Shimano, Inc. (Japan)	1,739	219,514
		700,108

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Machinery – 0.3%
CNH Industrial N.V.	22,236	$227,919
FANUC Corp. (Japan)	5,673	228,596
Hoshizaki Corp. (Japan)	5,691	202,961
IDEX Corp.	761	175,373
Kubota Corp. (Japan)	15,945	270,515
Yaskawa Electric Corp. (Japan)	4,672	139,122
		1,244,486
Medical Equipment & Devices – 4.3%
Agilent Technologies, Inc.	1,266	175,176
Alcon A.G.	1,909	131,109
Align Technology, Inc.*	868	146,831
Baxter International, Inc.(c)	14,794	387,011
Becton Dickinson & Co.	7,585	1,256,228
Carl Zeiss Meditec A.G. (Bearer) (Germany)	93,585	3,297,702
Coloplast A/S, Class B (Denmark)	49,284	3,259,139
Danaher Corp.	2,474	482,381
DENTSPLY SIRONA, Inc.(c)	371,165	4,962,476
Edwards Lifesciences Corp.*	1,908	164,222
GE HealthCare Technologies, Inc.	5,615	381,932
Hoya Corp. (Japan)	1,322	202,156
Koninklijke Philips N.V. (Netherlands)	12,750	335,935
Medtronic PLC	4,616	394,160
Olympus Corp. (Japan)	16,409	187,545
Siemens Healthineers A.G. (Germany)(b)	57,425	2,445,421
Thermo Fisher Scientific, Inc.	1,087	624,264
Zimmer Biomet Holdings, Inc.	1,581	148,503
		18,982,191
Metals & Mining – 0.1%
Glencore PLC (Australia)*	45,430	334,608
Vale S.A. (Brazil)	13,912	209,511
		544,119
Oil & Gas Supply Chain – 0.8%
Cheniere Energy, Inc.	704	185,553
Chevron Corp.	850	167,306
ConocoPhillips	1,431	172,407
Devon Energy Corp.	3,961	178,760
Eni S.p.A. (Italy)	7,136	198,500
ExxonMobil Holdings Corp.	4,172	648,496
Gazprom PJSC (Russia)(e)(f)*	100,532	—
LUKOIL PJSC (Russia)(e)(f)*	3,271	—
Occidental Petroleum Corp.	2,999	171,153
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
ONEOK, Inc.	2,161	$196,240
Petroleo Brasileiro S.A. - Petrobras ADR (Brazil)*	14,289	277,207
Rosneft Oil Co. PJSC (Russia)(e)(f)*	48,304	—
Shell PLC	13,755	629,590
TotalEnergies S.E. (France)	7,055	621,972
Woodside Energy Group Ltd. (Australia)	8,024	187,801
		3,634,985
Oil, Gas Services & Equipment – 0.0%(d)
SLB Ltd.	3,376	167,416
Real Estate Investment Trusts – 0.8%
American Tower Corp.	11,705	2,029,179
AvalonBay Communities, Inc.	1,338	248,346
Crown Castle, Inc.	3,586	273,612
Healthpeak Properties, Inc.	22,725	496,087
Prologis, Inc.	1,117	161,529
Realty Income Corp.(c)	5,569	355,692
SBA Communications Corp.	788	142,612
		3,707,057
Retail - Consumer Staples – 0.0%(d)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	52,345	152,204
Retail - Discretionary – 0.2%
Lululemon Athletica, Inc.*	883	104,962
Pandora A/S (Denmark)	1,917	240,064
RH(c)*	3,606	596,865
		941,891
Semiconductors – 1.7%
ASM International N.V. (Netherlands)	281	260,248
ASML Holding N.V. (Netherlands)	423	697,081
Broadcom, Inc.	4,441	1,728,792
Marvell Technology, Inc.	1,213	227,510
NVIDIA Corp.	11,354	2,279,315
NXP Semiconductors N.V. (Netherlands)	1,244	285,075
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	24,115	1,783,673
Tokyo Electron Ltd. (Japan)	829	277,166
		7,538,860
Software – 3.1%
Adobe, Inc.*	14,872	3,724,098
Guidewire Software, Inc.*	1,899	288,534

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Software (Continued)
Microsoft Corp.	8,530	$3,964,062
Palo Alto Networks, Inc.*	1,898	629,813
Salesforce, Inc.	2,328	428,399
SAP S.E. (Germany)	22,508	4,125,608
ServiceNow, Inc.*	4,754	528,787
Tyler Technologies, Inc.*	830	256,968
		13,946,269
Specialty Finance – 6.8%
Adyen N.V. (Netherlands)(b)*	99	100,704
Edenred S.E. (France)	94,829	3,122,225
Equifax, Inc.	18,110	3,126,148
Experian PLC	80,833	3,049,806
Fiserv, Inc.*	108,847	5,871,207
Mastercard, Inc., Class A	3,529	2,022,470
Nexi S.p.A. (Italy)(b)(c)	1,326,901	6,502,997
S&P Global, Inc.	622	256,221
TransUnion	2,504	196,865
Verisk Analytics, Inc.	15,185	2,958,797
Visa, Inc., Class A	8,068	2,953,937
		30,161,377
Technology Hardware – 0.5%
Apple, Inc.	2,832	874,833
Murata Manufacturing Co. Ltd. (Japan)	3,292	149,998
Samsung Electronics Co. Ltd. (South Korea)	3,499	609,018
Sony Group Corp. (Japan)	22,599	528,113
TDK Corp. (Japan)	10,204	196,207
		2,358,169
Telecommunications – 0.5%
America Movil S.A.B. de C.V., Series B (Mexico)	131,552	167,103
Rogers Communications Inc., Class B (Canada)	10,397	351,993
SES S.A. (Luxembourg)	204,751	1,358,805
Verizon Communications, Inc.	6,498	304,172
		2,182,073
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	4,665	282,983
Wholesale - Discretionary – 0.9%
Bunzl PLC (United Kingdom)	101,074	3,814,243
Total Common Stocks (Cost $179,700,676)		179,024,623
	Number of Shares	Value

Preferred Stocks – 0.1%
Automotive – 0.0%(d)
Dr. Ing hc F Porsche A.G., 2.39% (Germany)(g)	1,982	$97,032
Banking – 0.0%(d)
Banco Bradesco S.A. (Brazil)*	48,579	177,194
Household Products – 0.1%
Henkel A.G. & Co. KGaA, 2.74% (Germany)(g)	2,144	186,911
Total Preferred Stocks (Cost $493,987)		461,137

Investment Companies – 58.0%
Fidelity MSCI Information Technology Index ETF(c)	107,056	28,915,826
Franklin FTSE Brazil ETF	387,866	8,874,374
Franklin FTSE Japan ETF(c)	328,512	12,936,802
Franklin FTSE United Kingdom ETF	244,035	9,085,423
Invesco KBW Bank ETF(c)	102,651	9,861,682
iShares Expanded Tech-Software Sector ETF(c)	96,809	9,156,195
iShares Global Consumer Staples ETF(c)	260,487	18,023,095
iShares Global Energy ETF(c)	99,009	5,517,772
KraneShares CSI China Internet ETF(c)	542,885	15,466,794
Schwab Fundamental Emerging Markets Equity ETF(c)	723,496	29,865,915
Schwab U.S. REIT ETF	574,446	13,947,549
Vanguard Communication Services ETF(c)	121,063	22,006,832
Vanguard Health Care ETF	57,162	17,423,549
Vanguard Total Stock Market ETF	152,927	56,309,251
Total Investment Companies (Cost $219,785,678)		257,391,059

Short-Term Investments – 16.0%
Money Market Funds – 16.0%
Northern Institutional Funds - Liquid Assets Portfolio, 3.69%(h)(i)	64,170,445	64,170,445

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Money Market Funds (Continued)

Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(h)	6,998,719	6,998,719
Total Short-Term Investments (Cost $71,169,164)		71,169,164
Total Investments – 114.5% (Cost $471,149,505)		508,045,983
Liabilities less Other Assets – (14.5)%		(64,446,046)
NET ASSETS – 100.0%		$443,599,937

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $13,941,165 or 3.14% of net assets.

(c)	Security either partially or fully on loan. As of July 31, 2026, the total value of securities on loan is $90,850,272.
(d)	Amount rounds to less than 0.05%.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations.
At July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $0 or .00% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Gazprom PJSC	7/26/21	$381,973
LUKOIL PJSC	7/26/21-9/08/21	282,436
Rosneft Oil Co. PJSC	7/26/21-9/08/21	358,621

(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	7-day current yield as of July 31, 2026 is disclosed.
(i)	Security purchased with the cash proceeds from securities loaned. As of July 31, 2026, total cash collateral has a value of $64,170,445 and total non-cash collateral has a value of $28,641,754.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Concentration by Currency (%)(a)
U.S. Dollar	79.1
Euro	8.5
All other currencies less than 5%	12.4
Total	100.0
(a) Percentages shown are based on Net Assets.

Country Diversification (%)(a)
United States	95.5
All other countries less than 5%(b)	4.5
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$98,223,406	$80,801,217	$— *	$179,024,623
Preferred Stocks	177,194	283,943	—	461,137
Investment Companies	257,391,059	—	—	257,391,059
Short-Term Investments	71,169,164	—	—	71,169,164
Total Investments	$426,960,823	$81,085,160	$— *	$508,045,983

*Includes securities determined to have no value as of July 31, 2026.

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund

	Par(a)	Value
Long Positions – 102.6%
Asset-Backed Securities – 0.7%
Other – 0.7%
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93%, 10/15/30(b)	$250,000	$250,135
Affirm Master Trust, Series 2025-2A, Class C, 5.26%, 7/15/33(b)	875,000	875,510
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	8,401	8,315
NetCredit Combined Receivables LLC,
Series 2024-A, Class B, 8.31%, 10/21/30(b)	135,812	136,653
Series 2025-A, Class A, 7.29%, 10/20/31(b)	62,270	62,617

Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 7/15/30(b)	330,000	329,828
		1,663,058
Total Asset-Backed Securities (Cost $1,661,380)		1,663,058

	Number of Shares
Common Stocks – 24.1%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	760	59,812
Aerospace & Defense – 0.1%
ATI, Inc.*	22	4,124
Curtiss-Wright Corp.	6	4,344
Ducommun, Inc.*	16	2,864
General Dynamics Corp.	24	9,202
General Electric Co.	68	24,485
HEICO Corp.	15	5,345
Howmet Aerospace, Inc.	34	9,597
L3Harris Technologies, Inc.	20	5,541
Lockheed Martin Corp.	19	11,072
Moog, Inc., Class A	8	3,119
Northrop Grumman Corp.	14	7,595
RTX Corp.	93	20,015
Woodward, Inc.	10	3,608
		110,911
Asset Management – 2.1%
DigitalBridge Group, Inc.	188,248	2,987,496
	Number of Shares	Value
Asset Management (Continued)
Schroders PLC (United Kingdom)	291,424	$2,311,582
T. Rowe Price Group, Inc.	443	49,505
		5,348,583
Automotive – 0.1%
Gentex Corp.	122	2,850
Magna International, Inc. (Canada)	1,695	116,277
Tesla, Inc.*	173	53,839
		172,966
Banking – 0.4%
Cullen/Frost Bankers, Inc.	18	2,994
Webster Financial Corp.(d)	12,481	963,783
		966,777
Beverages – 0.1%
Boston Beer (The) Co., Inc., Class A*	16	2,931
Coca-Cola (The) Co.	284	24,875
Constellation Brands, Inc., Class A	87	11,330
Keurig Dr. Pepper, Inc.	164	5,104
Monster Beverage Corp.*	86	8,289
PepsiCo, Inc.	922	128,674
		181,203
Biotechnology & Pharmaceuticals – 2.5%
AbbVie, Inc.	442	110,915
Alkermes PLC*	63	3,086
Alnylam Pharmaceuticals, Inc.*	17	3,494
Apogee Therapeutics, Inc.(e)*	9,737	1,305,634
AtaiBeckley, Inc.*	128,009	919,105
Bristol-Myers Squibb Co.	1,078	70,404
Crinetics Pharmaceuticals, Inc.(e)*	10,400	868,608
Eli Lilly & Co.	57	65,484
Exelixis, Inc.*	66	3,500
Forte Biosciences, Inc.*	11,757	900,586
Gilead Sciences, Inc.	975	126,955
Ideaya Biosciences, Inc.*	80	2,840
Incyte Corp.*	36	4,303
Insmed, Inc.*	39	3,845
Johnson & Johnson	589	150,990
Merck & Co., Inc.	528	68,746
Neurocrine Biosciences, Inc.*	22	3,670
Organon & Co.(e)	135,461	1,835,496
Protagonist Therapeutics, Inc.*	26	3,553

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Regeneron Pharmaceuticals, Inc.	11	$8,389
Roivant Sciences Ltd.*	120	4,069
United Therapeutics Corp.*	8	4,142
Vertex Pharmaceuticals, Inc.*	20	9,542
Xenon Pharmaceuticals, Inc. (Canada)*	52	3,259
		6,480,615
Cable & Satellite – 0.0%(c)
Sirius XM Holdings, Inc.	280	8,294
Chemicals – 0.3%
Avery Dennison Corp.	22	3,734
Corteva, Inc.	72	5,667
Ecolab, Inc.	26	7,218
Element Solutions, Inc.(d)	15,800	580,334
International Flavors & Fragrances, Inc.	50	3,961
Linde PLC	32	15,308
NewMarket Corp.	4	3,401
Nutrien Ltd. (Canada)	1,768	122,116
RPM International, Inc.	32	3,426
Sensient Technologies Corp.	25	3,092
Sherwin-Williams (The) Co.	22	7,499
		755,756
Commercial Support Services – 0.8%
Aramark	64	3,646
Automatic Data Processing, Inc.	63	16,787
Casella Waste Systems, Inc., Class A*	32	2,871
Cintas Corp.	40	8,185
Clean Harbors, Inc.*	12	3,755
GFL Environmental, Inc.	97	4,008
H&R Block, Inc.	767	33,771
Intertek Group PLC (United Kingdom)	23,088	1,823,564
Mobility Global, Inc.*	24	489
Republic Services, Inc.	31	6,527
Rollins, Inc.	95	3,607
Thomson Reuters Corp. (Canada)	693	68,004
Waste Connections, Inc.	31	5,189
Waste Management, Inc.	36	8,156
		1,988,559
Construction Materials – 0.7%
Advanced Drainage Systems, Inc.	22	3,046
	Number of Shares	Value
Construction Materials (Continued)
Arcosa, Inc.(d)	12,487	$1,813,112
Carlisle Cos., Inc.	10	3,599
CRH PLC	65	6,176
Martin Marietta Materials, Inc.	8	4,201
Simpson Manufacturing Co., Inc.	16	3,004
Vulcan Materials Co.	17	4,566
		1,837,704
Consumer Services – 0.0%(c)
Grand Canyon Education, Inc.*	21	3,052
Laureate Education, Inc.*	85	3,256
		6,308
Containers & Packaging – 0.0%(c)
AptarGroup, Inc.	26	3,483
Packaging Corp. of America	24	5,900
		9,383
Diversified Industrials – 0.0%(c)
Dover Corp.	20	4,092
Illinois Tool Works, Inc.	27	7,748
ITT, Inc.	19	3,724
Parker-Hannifin Corp.	10	9,765
		25,329
E-Commerce Discretionary – 0.0%(c)
Amazon.com, Inc.*	306	83,103
eBay, Inc.	51	5,815
		88,918
Electric Utilities – 2.3%
Algonquin Power & Utilities Corp. (Canada)	5,304	30,975
Alliant Energy Corp.	295	20,880
Ameren Corp.	126	13,811
American Electric Power Co., Inc.	503	64,309
CenterPoint Energy, Inc.	101	4,246
CMS Energy Corp.	967	69,614
Consolidated Edison, Inc.	1,046	113,857
Dominion Energy, Inc.(d)	20,117	1,391,493
DTE Energy Co.	30	4,256
Duke Energy Corp.	946	118,657
Edison International	61	4,476
Emera, Inc. (Canada)	70	3,772
Entergy Corp.	52	5,596
Evergy, Inc.	485	40,260
Eversource Energy	126	9,020
Exelon Corp.	1,238	56,725

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric Utilities (Continued)
FirstEnergy Corp.	2,289	$110,582
Fortis, Inc. (Canada)	2,023	115,311
IDACORP, Inc.	22	3,144
NextEra Energy, Inc.	153	13,299
OGE Energy Corp.	1,077	50,996
Ormat Technologies, Inc.	29	2,830
PG&E Corp.	293	5,092
Pinnacle West Capital Corp.	239	24,137
Portland General Electric Co.	30	1,480
PPL Corp.	120	4,225
Public Service Enterprise Group, Inc.	178	13,649
Sempra	68	6,022
Southern (The) Co.	1,258	118,931
TXNM Energy, Inc.(d)	55,641	3,222,727
WEC Energy Group, Inc.	996	108,982
Xcel Energy, Inc.	71	5,552
		5,758,906
Electrical Equipment – 0.0%(c)
Acuity, Inc.	9	2,955
Advanced Energy Industries, Inc.	1	289
Allegion PLC	25	3,935
AMETEK, Inc.	25	6,043
Amphenol Corp., Class A	69	11,088
BWX Technologies, Inc.	20	3,374
Cognex Corp.	3	196
Eaton Corp. PLC	29	12,041
ESCO Technologies, Inc.	9	2,838
Hubbell, Inc.	8	3,780
Johnson Controls International PLC	54	7,920
Keysight Technologies, Inc.*	9	2,872
Lennox International, Inc.	7	2,911
nVent Electric PLC	26	4,000
Rockwell Automation, Inc.	12	5,761
SPX Technologies, Inc.*	14	3,075
Trane Technologies PLC	18	8,189
Trimble, Inc.*	4	226
		81,493
Engineering & Construction – 0.0%(c)
Comfort Systems U.S.A, Inc.	3	5,189
Dycom Industries, Inc.*	7	2,807
Everus Construction Group, Inc.*	20	2,509
Ferrovial N.V.	83	5,403
MasTec, Inc.*	11	2,894
	Number of Shares	Value
Engineering & Construction (Continued)
Quanta Services, Inc.	13	$8,676
Stantec, Inc. (Canada)	47	3,313
		30,791
Entertainment Content – 3.7%
Electronic Arts, Inc.	20,757	4,356,064
Fox Corp., Class A	76	4,425
Netflix, Inc.*	283	20,294
Roku, Inc.(d)*	12,551	1,820,021
Versant Media Group, Inc.	421	15,152
Walt Disney (The) Co.	130	12,505
Warner Bros. Discovery, Inc.(e)*	118,435	3,114,840
Warner Music Group Corp., Class A	273	7,087
		9,350,388
Food – 0.7%
Hershey (The) Co.	366	64,068
Hormel Foods Corp.	4,629	115,771
Ingredion, Inc.	337	33,518
Marzetti (The) Co.	26	2,779
McCormick & Co., Inc. (Non Voting)	586	29,827
Mondelez International, Inc., Class A	2,048	127,611
Smithfield Foods, Inc.	137	3,568
Tyson Foods, Inc., Class A	1,040	60,278
Utz Brands, Inc.	96,580	1,363,710
		1,801,130
Gas & Water Utilities – 0.0%(c)
American Water Works Co., Inc.	338	45,350
Atmos Energy Corp.	183	31,619
National Fuel Gas Co.	43	3,539
NiSource, Inc.	86	3,821
Southwest Gas Holdings, Inc.	36	3,218
		87,547
Health Care Facilities & Services – 0.0%(c)
Chemed Corp.	7	3,726
Cigna Group (The)	12	3,348
CVS Health Corp.	146	15,247
Encompass Health Corp.	33	3,665
Ensign Group (The), Inc.	21	3,741
HCA Healthcare, Inc.	20	8,052
Labcorp Holdings, Inc.	15	4,638
Quest Diagnostics, Inc.	83	19,340
UnitedHealth Group, Inc.	37	15,333
		77,090

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Home Construction – 0.0%(c)
Armstrong World Industries, Inc.	20	$3,493
DR Horton, Inc.	34	4,864
Masco Corp.	46	3,288
NVR, Inc.*	1	6,147
PulteGroup, Inc.	31	3,921
		21,713
Household Products – 0.3%
Church & Dwight Co., Inc.	42	4,150
Colgate-Palmolive Co.	1,291	117,868
Kenvue, Inc.	36,899	709,937
Kimberly-Clark Corp.	45	4,919
Procter & Gamble (The) Co.	154	22,251
		859,125
Industrial Intermediate Products – 0.0%(c)
AZZ, Inc.	20	2,895
Enpro, Inc.	9	2,825
Mueller Industries, Inc.	58	3,852
RBC Bearings, Inc.*	6	3,308
Valmont Industries, Inc.	6	2,890
		15,770
Industrial Support Services – 0.0%(c)
API Group Corp.*	91	3,611
Applied Industrial Technologies, Inc.	10	3,452
Fastenal Co.	125	5,964
MSC Industrial Direct Co., Inc., Class A	27	3,332
RB Global, Inc. (Canada)	35	3,841
VSE Corp.	14	2,721
Watsco, Inc.	9	2,784
WW Grainger, Inc.	5	6,911
		32,616
Insurance – 0.5%
Beazley PLC (United Kingdom)	53,913	937,010
Berkshire Hathaway, Inc., Class B*	131	67,012
Manulife Financial Corp. (Canada)	2,748	122,121
Old Republic International Corp.	735	31,759
Principal Financial Group, Inc.	26	2,956
Sun Life Financial, Inc. (Canada)	1,419	117,706
		1,278,564
Internet Media & Services – 0.5%
Airbnb, Inc., Class A*	54	8,182
	Number of Shares	Value
Internet Media & Services (Continued)
Alphabet, Inc., Class A	204	$72,650
Booking Holdings, Inc.	61	11,767
Delivery Hero S.E. (South Korea)(b)*	20,795	906,513
DoorDash, Inc., Class A*	40	7,846
Match Group, Inc.	2,053	80,909
Meta Platforms, Inc., Class A	129	71,816
Spotify Technology S.A.*	18	8,999
Uber Technologies, Inc.*	157	11,047
VeriSign, Inc.	3	870
		1,180,599
IT Services – 0.1%
Amdocs Ltd.	2,202	122,695
CGI, Inc. (Canada)	5	366
Cognizant Technology Solutions Corp., Class A	966	53,468
International Business Machines Corp.	340	76,041
		252,570
Leisure Facilities & Services – 0.9%
Caesars Entertainment, Inc.(d)*	77,469	2,304,703
Chipotle Mexican Grill, Inc.*	156	5,806
Darden Restaurants, Inc.	20	4,072
Hilton Worldwide Holdings, Inc.	22	7,051
Madison Square Garden Sports Corp.*	8	3,150
Marriott International, Inc., Class A	23	8,575
McDonald’s Corp.	52	14,073
Restaurant Brands International, Inc. (Canada)	65	4,811
Starbucks Corp.	93	9,788
Texas Roadhouse, Inc.	18	3,698
TKO Group Holdings, Inc.	25	4,545
Viking Holdings Ltd.*	52	5,426
Yum! Brands, Inc.	33	5,058
		2,380,756
Machinery – 0.0%(c)
CSW Industrials, Inc.	11	3,508
Donaldson Co., Inc.	38	3,581
Federal Signal Corp.	25	3,124
Graco, Inc.	46	3,652
IDEX Corp.	17	3,918
Ingersoll Rand, Inc.	57	4,753

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Machinery (Continued)
Lincoln Electric Holdings, Inc.	14	$3,658
MSA Safety, Inc.	18	3,425
Nordson Corp.	12	3,573
Pentair PLC	46	3,010
Snap-on, Inc.	64	26,266
Veralto Corp.	46	4,332
Watts Water Technologies, Inc., Class A	9	3,112
Xylem, Inc.	37	4,328
Zurn Elkay Water Solutions Corp.	65	3,283
		77,523
Medical Equipment & Devices – 3.0%
Abbott Laboratories	909	96,081
Agilent Technologies, Inc.	37	5,120
Alcon A.G.	70	4,826
BioLife Solutions, Inc.*	51,959	1,625,277
Bio-Techne Corp.(d)	29,516	2,127,808
Boston Scientific Corp.(e)*	151	7,056
Danaher Corp.	56	10,919
Edwards Lifesciences Corp.*	64	5,508
Glaukos Corp.*	23	3,835
Globus Medical, Inc., Class A*	43	3,388
IDEXX Laboratories, Inc.*	10	5,591
Intuitive Surgical, Inc.*	28	9,893
Medline, Inc., Class A*	147	5,774
Medtronic PLC	1,449	123,730
Mettler-Toledo International, Inc.*	3	4,249
Natera, Inc.*	19	5,087
Penumbra, Inc.*	11,004	3,534,375
QIAGEN N.V.	83	3,436
ResMed, Inc.	23	4,853
STERIS PLC	19	4,340
Stryker Corp.	31	10,097
Thermo Fisher Scientific, Inc.	27	15,506
Waters Corp.*	13	4,905
West Pharmaceutical Services, Inc.	12	4,092
		7,625,746
Metals & Mining – 0.0%(c)
Agnico Eagle Mines Ltd. (Canada)	48	6,973
Alamos Gold, Inc., Class A (Canada)	116	3,228
Cameco Corp. (Canada)	53	4,578
	Number of Shares	Value
Metals & Mining (Continued)
Franco-Nevada Corp. (Canada)	25	$5,323
Kinross Gold Corp. (Canada)	187	4,320
OR Royalties, Inc. (Canada)	99	2,946
Royal Gold, Inc.	19	3,769
Uranium Energy Corp.*	290	2,784
		33,921
Oil & Gas Supply Chain – 0.4%
Antero Midstream Corp.	251	5,514
Canadian Natural Resources Ltd. (Canada)	3,009	143,469
Cenovus Energy, Inc. (Canada)	2,344	70,765
Cheniere Energy, Inc.	24	6,326
Chevron Corp.	676	133,057
ConocoPhillips	97	11,687
DT Midstream, Inc.	25	3,450
Enbridge, Inc. (Canada)	178	9,694
EOG Resources, Inc.	52	7,732
ExxonMobil Holdings Corp.	261	40,570
Imperial Oil Ltd. (Canada)	994	128,793
Kinder Morgan, Inc.	1,144	36,814
ONEOK, Inc.	121	10,988
Pembina Pipeline Corp. (Canada)	2,500	122,325
Suncor Energy, Inc. (Canada)	2,194	147,612
Targa Resources Corp.	23	6,218
TC Energy Corp. (Canada)	1,781	120,093
Texas Pacific Land Corp.	10	4,026
Williams (The) Cos., Inc.	108	7,726
		1,016,859
Publishing & Broadcasting – 0.0%(c)
New York Times (The) Co., Class A	49	3,670
News Corp., Class A	145	3,996
		7,666
Real Estate Investment Trusts – 0.9%
American Homes 4 Rent, Class A	454	15,173
Equinix, Inc.	8	8,154
Equity Residential	821	54,555
Essex Property Trust, Inc.	129	36,654
Host Hotels & Resorts, Inc.	287	7,212
Kite Realty Group Trust	698	19,977
Lamar Advertising Co., Class A	250	39,990
LXP Industrial Trust	29,673	1,796,107
Public Storage	230	74,559

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Investment Trusts (Continued)
Ryman Hospitality Properties, Inc.	7	$935
UDR, Inc.	1,566	59,759
WP Carey, Inc.	1,406	103,482
		2,216,557
Real Estate Services – 0.0%(c)
CoStar Group, Inc.*	122	3,509
Retail - Consumer Staples – 0.1%
BJ’s Wholesale Club Holdings, Inc.*	39	3,813
Casey’s General Stores, Inc.	6	5,226
Costco Wholesale Corp.	29	27,605
Kroger (The) Co.	1,047	60,454
PriceSmart, Inc.	16	3,103
Target Corp.	852	123,105
Walmart, Inc.	486	54,043
		277,349
Retail - Discretionary – 0.1%
AutoZone, Inc.*	2	6,033
Best Buy Co., Inc.	687	59,261
Ferguson Enterprises, Inc.	23	5,390
Genuine Parts Co.	313	38,928
Home Depot (The), Inc.	66	21,909
Lowe’s Cos., Inc.	45	9,351
O’Reilly Automotive, Inc.*	78	6,969
QXO, Inc.*	1,193	15,867
Ross Stores, Inc.	32	8,034
TJX (The) Cos., Inc.	82	12,902
Tractor Supply Co.	118	3,631
		188,275
Semiconductors – 0.7%
Analog Devices, Inc.	27	9,920
Applied Materials, Inc.	45	22,845
Broadcom, Inc.	193	75,131
KLA Corp.	74	13,529
Lam Research Corp.	71	20,804
Lattice Semiconductor Corp.*	5	621
MACOM Technology Solutions Holdings, Inc.*	3	754
Monolithic Power Systems, Inc.	2	2,852
NVIDIA Corp.	364	73,073
QUALCOMM, Inc.	99	14,613
Silicon Laboratories, Inc.(d)*	6,283	1,366,553
SiTime Corp.*	1	535
Skyworks Solutions, Inc.	1,574	98,029
Teradyne, Inc.	8	2,942
	Number of Shares	Value
Semiconductors (Continued)
Texas Instruments, Inc.	51	$14,063
Universal Display Corp.	60	4,810
		1,721,074
Software – 0.6%
Cadence Design Systems, Inc.*	15	5,100
Fortinet, Inc.*	39	6,316
Gen Digital, Inc.	23	631
LiveRamp Holdings, Inc.(d)*	35,506	1,344,612
Microsoft Corp.	195	90,621
Palantir Technologies, Inc., Class A*	135	16,613
Palo Alto Networks, Inc.*	46	15,264
Shopify, Inc., Class A (Canada)*	71	8,318
Veeva Systems, Inc., Class A*	25	5,095
		1,492,570
Specialty Finance – 0.7%
Jack Henry & Associates, Inc.	24	3,697
MarketAxess Holdings, Inc.	10,952	1,777,510
Mastercard, Inc., Class A	57	32,667
Moody’s Corp.	16	7,654
MSCI, Inc.	9	5,150
S&P Global, Inc.	24	9,886
Verisk Analytics, Inc.	23	4,481
Visa, Inc., Class A	120	43,936
		1,884,981
Steel – 0.0%(c)
Carpenter Technology Corp.	7	3,638
Nucor Corp.	26	6,689
Reliance, Inc.	10	4,061
Steel Dynamics, Inc.	20	5,025
		19,413
Technology Hardware – 0.1%
Apple, Inc.	252	77,845
Arista Networks, Inc.*	70	12,624
Ciena Corp.*	7	2,639
Cisco Systems, Inc.	225	26,098
Corning, Inc.	48	6,636
F5, Inc.*	2	805
Garmin Ltd.	23	6,757
HP, Inc.	110	3,000
Motorola Solutions, Inc.	8	3,486
Seagate Technology Holdings PLC	13	11,130

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Hardware (Continued)
Teledyne Technologies, Inc.*	2	$1,311
Ubiquiti, Inc.	3	1,670
Western Digital Corp.	20	10,897
		164,898
Telecommunications – 0.1%
AT&T, Inc.	5,915	137,524
Rogers Communications Inc., Class B (Canada)	3,542	119,897
T-Mobile U.S., Inc.	126	21,761
Verizon Communications, Inc.	308	14,417
		293,599
Tobacco & Cannabis – 0.0%(c)
Altria Group, Inc.	136	9,293
Philip Morris International, Inc.	106	20,227
		29,520
Transportation & Logistics – 1.2%
Canadian National Railway Co. (Canada)	993	126,320
Canadian Pacific Kansas City Ltd. (Canada)	84	7,467
CH Robinson Worldwide, Inc.	22	3,250
CSX Corp.	167	8,417
DHT Holdings, Inc.	178	3,305
Expeditors International of Washington, Inc.	25	4,197
JB Hunt Transport Services, Inc.	15	4,076
Kirby Corp.*	24	3,147
Norfolk Southern Corp.(d)	8,548	2,867,683
Old Dominion Freight Line, Inc.	25	5,304
Union Pacific Corp.	229	66,898
		3,100,064
Transportation Equipment – 0.0%(c)
Allison Transmission Holdings, Inc.	29	3,322
Cummins, Inc.	12	7,610
Westinghouse Air Brake Technologies Corp.	20	5,817
		16,749
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.	836	66,270
Performance Food Group Co.*	34	3,889
	Number of Shares	Value
Wholesale - Consumer Staples (Continued)
Sysco Corp.	1,393	$118,739
U.S. Foods Holding Corp.*	40	4,024
		192,922
Wholesale - Discretionary – 0.0%(c)
Copart, Inc.*	152	4,426
Total Common Stocks (Cost $60,295,005)		61,617,797

	Par(a)
Convertible Bonds – 25.7%
Aerospace & Defense – 0.1%
Joby Aviation, Inc., 0.75%, 2/15/32(d)	$391,000	311,823
Asset Management – 1.1%
IREN Ltd., 0.25%, 6/01/32(b)(d)	752,000	701,240
Terawulf, Inc., 2.75%, 2/01/30(b)(d)	461,000	1,047,069
WisdomTree, Inc., 4.63%, 8/15/30(b)(d)	869,000	1,114,124
		2,862,433
Biotechnology & Pharmaceuticals – 2.3%
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	899,000	1,020,095
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(d)	808,000	981,639
CRISPR Therapeutics A.G., 1.73%, 3/01/31(b)(d)	394,000	394,739
Indivior Pharmaceuticals, Inc., 0.63%, 3/15/31(b)(d)	158,000	188,219
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28(d)	228,000	269,040
Jazz Investments I Ltd., 3.13%, 9/15/30(d)	809,000	1,424,245
Pacira BioSciences, Inc., 2.13%, 5/15/29(d)	882,000	884,646
Viridian Therapeutics, Inc., 1.75%, 5/15/32(d)	739,000	808,466
		5,971,089
Cable & Satellite – 0.5%
Sirius XM Holdings, Inc., 3.75%, 3/15/28(d)	1,130,000	1,287,635
Commercial Support Services – 0.5%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(d)	1,264,000	1,237,342

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities – 0.5%
PG&E Corp., 4.25%, 12/01/27(d)	$1,320,000	$1,353,660
Electrical Equipment – 0.7%
Advanced Energy Industries, Inc., 0.00%, 5/15/31(b)(d)(f)	140,000	136,290
Itron, Inc., 0.00%, 3/15/32(b)(d)(f)	794,000	809,483
OSI Systems, Inc.,
2.25%, 8/01/29	524,000	704,728
0.50%, 2/01/31(b)	158,000	148,067
		1,798,568
Health Care Facilities & Services – 0.7%
Alignment Healthcare, Inc., 4.25%, 11/15/29(d)	672,000	859,679
Oscar Health, Inc., 2.25%, 9/01/30(b)(d)	635,000	982,790
		1,842,469
Household Products – 0.4%
Spectrum Brands, Inc., 3.38%, 6/01/29(d)	1,033,000	1,075,663
Institutional Financial Services – 0.2%
Coinbase Global, Inc., 0.00%, 10/01/29(b)(f)	590,000	508,583
Internet Media & Services – 1.4%
DoorDash, Inc., 0.00%, 5/15/30(d)(f)	792,000	797,940
Match Group Financeco 3, Inc., 2.00%, 1/15/30(b)(d)	470,000	433,030
Snap, Inc., 0.50%, 5/01/30(d)	1,351,000	1,112,548
Trip.com Group Ltd., 0.75%, 6/15/29	674,000	690,392
Ziff Davis, Inc., 3.63%, 3/01/28(b)	433,000	436,118
		3,470,028
IT Services – 0.2%
Parsons Corp., 2.63%, 3/01/29(d)	436,000	419,999
Leisure Facilities & Services – 1.6%
Cheesecake Factory (The), Inc., 2.00%, 3/15/30	993,000	1,510,353
Live Nation Entertainment, Inc.,
3.13%, 1/15/29(d)	409,000	695,914
2.88%, 10/15/31(b)	113,000	121,896
	Par(a)	Value
Leisure Facilities & Services (Continued)

Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(d)	$857,000	$841,145
NCL Corp. Ltd., 0.75%, 9/15/30(b)(d)	979,000	896,474
		4,065,782
Medical Equipment & Devices – 2.7%
Alphatec Holdings, Inc., 0.75%, 3/15/30(d)	1,007,000	987,968
Dexcom, Inc., 0.38%, 5/15/28(d)	803,000	761,244
Enovis Corp., 3.88%, 10/15/28(d)	1,202,000	1,198,623
Haemonetics Corp., 2.50%, 6/01/29(d)	1,100,000	1,150,600
Integer Holdings Corp., 1.88%, 3/15/30(d)	905,000	952,241
LeMaitre Vascular, Inc., 2.50%, 2/01/30(d)	434,000	470,681
Omnicell, Inc., 1.00%, 12/01/29	879,000	873,506
Tempus AI, Inc., 0.75%, 7/15/30	436,000	409,622
		6,804,485
Metals & Mining – 0.7%
Equinox Gold Corp., 4.75%, 10/15/28(d)	465,000	722,377
Fortuna Mining Corp., 3.75%, 6/30/29	434,000	662,284
i-80 Gold Corp., 3.75%, 4/15/31(b)(d)	79,000	82,200
Peabody Energy Corp., 3.25%, 3/01/28(d)	328,000	415,117
		1,881,978
Oil & Gas Supply Chain – 0.3%
Kosmos Energy Ltd., 3.13%, 3/15/30(d)	917,000	722,596
Oil, Gas Services & Equipment – 0.1%
Atlas Energy Solutions, Inc., 0.50%, 4/15/31(b)(d)	160,000	164,048
Real Estate Investment Trusts – 0.4%
Pebblebrook Hotel Trust, 1.63%, 1/15/30(b)(d)	759,000	1,001,121
Real Estate Services – 0.4%
Compass, Inc., 0.25%, 4/15/31(b)(d)	967,000	1,007,807
Renewable Energy – 0.7%
Canadian Solar, Inc., 3.25%, 1/15/31(b)(d)	709,000	602,680

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Renewable Energy (Continued)
Plug Power, Inc., 6.75%, 12/01/33(b)(d)	$158,000	$179,662
SolarEdge Technologies, Inc., 2.25%, 7/01/29(d)	420,000	627,858
Sunrun, Inc., 4.00%, 3/01/30(d)	317,000	321,279
T1 Energy, Inc., 5.25%, 12/01/30(d)	75,000	73,515
		1,804,994
Retail - Consumer Staples – 0.5%
Hims & Hers Health, Inc.,
0.00%, 5/15/30(b)(d)(f)	1,189,000	992,815
0.00%, 6/01/32(b)(f)	155,000	185,922
		1,178,737
Retail - Discretionary – 0.2%
GameStop Corp., 0.00%, 6/15/32(f)	597,000	593,716
Semiconductors – 2.2%
Amkor Technology, Inc., 0.00%, 7/15/31(b)(d)(f)	812,000	752,318
Cohu, Inc., 1.50%, 1/15/31(b)(d)	326,000	636,432
Microchip Technology, Inc., 0.00%, 2/15/30(b)(d)(f)	475,000	506,113
MKS, Inc., 1.25%, 6/01/30(d)	469,000	960,277
ON Semiconductor Corp.,
0.50%, 3/01/29(d)	743,000	839,219
0.00%, 5/01/31(b)(f)	471,000	438,030

Penguin Solutions, Inc., 0.00%, 8/01/31(b)(f)	961,000	854,521
SiTime Corp., 0.00%, 6/15/31(d)(f)	244,000	233,142
Ultra Clean Holdings, Inc., 0.00%, 3/15/31(b)(d)(f)	389,000	509,314
		5,729,366
Software – 6.2%
Akamai Technologies, Inc.,
1.13%, 2/15/29(d)	954,000	1,124,289
0.00%, 5/15/30(b)(f)	564,000	526,494

Bandwidth, Inc., 0.00%, 7/01/32(b)(f)	664,000	604,240
Box, Inc., 1.50%, 9/15/29(d)	943,000	978,834
Check Point Software Technologies Ltd., 0.00%, 12/15/30(b)(d)(f)	1,106,000	1,023,603
CoreWeave, Inc., 1.75%, 10/01/32(b)(d)	578,000	506,039
Five9, Inc., 1.00%, 3/15/29(d)	1,034,000	945,800
Nebius Group N.V., 1.25%, 3/15/31(b)(d)	745,000	983,400
	Par(a)	Value
Software (Continued)

Nutanix, Inc., 0.50%, 12/15/29(d)	$1,123,000	$1,166,235
Pagaya Technologies Ltd., 6.13%, 10/01/29	821,000	1,362,367
Progress Software Corp., 3.50%, 3/01/30(d)	826,000	819,970
Rapid7, Inc., 1.25%, 3/15/29(d)	312,000	262,860
Snowflake, Inc., 0.00%, 10/01/27(d)(f)	385,000	732,210
Tyler Technologies, Inc., 0.50%, 7/15/31(b)(d)	745,000	759,528
Unity Software, Inc., 0.00%, 3/15/30(f)	317,000	375,249
Varonis Systems, Inc., 1.00%, 9/15/29(d)	1,183,000	1,126,807
Vertex, Inc., 0.75%, 5/01/29(d)	1,108,000	1,001,078
Wix.com Ltd., 0.00%, 9/15/30(b)(d)(f)	981,000	767,142
Zscaler, Inc., 0.00%, 7/15/28(f)	972,000	902,534
		15,968,679
Specialty Finance – 0.7%
Euronet Worldwide, Inc., 0.63%, 10/01/30(b)(d)	1,056,000	953,040
PennyMac Corp., 8.50%, 6/01/29	844,000	853,622
		1,806,662
Technology Hardware – 0.3%
ADTRAN Holdings, Inc., 3.75%, 9/15/30(b)(d)	156,000	178,854
Ciena Corp., 0.00%, 9/15/31(b)(d)(f)	125,000	117,875
Super Micro Computer, Inc., 3.50%, 3/01/29(d)	628,000	557,350
		854,079
Telecommunications – 0.1%
BlackSky Technology, Inc., 8.25%, 8/01/33(b)(d)	148,000	177,600
Total Convertible Bonds (Cost $61,150,050)		65,900,942

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Convertible Preferred Stocks – 3.7%
Asset Management – 0.4%
Ares Management Corp., 6.75%	15,778	$648,791
KKR & Co., Inc, 6.25%	11,336	491,869
		1,140,660
Chemicals – 0.5%
Albemarle Corp., 7.25%	15,957	794,340
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	575,340
		1,369,680
Electric Utilities – 0.7%
NextEra Energy, Inc., 7.38%	15,134	721,892
PPL Corp., 7.00%	20,483	962,291
Southern (The) Co., 7.13%	2,429	120,600
		1,804,783
Industrial Support Services – 0.2%
VSE Corp., 5.75%	8,059	409,236
Internet Media & Services – 0.2%
Alphabet, Inc., 6.25%	9,640	483,542
Medical Equipment & Devices – 0.2%
Bruker Corp., 6.38%	937	437,485
Software – 0.3%
Oracle Corp., 6.50%	17,867	748,270
Specialty Finance – 0.4%
Shift4 Payments, Inc., 6.00%	15,756	1,033,909
Technology Hardware – 0.8%
Hewlett Packard Enterprise Co., 7.63%	10,710	1,333,716
NCR Voyix Corp., (100% Cash), 5.50%	571	591,356
Super Micro Computer, Inc. *	2,715	136,755
		2,061,827
Total Convertible Preferred Stocks (Cost $9,000,262)		9,489,392

Par(a)
Corporate Bonds – 20.3%
Advertising & Marketing – 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(b)	$53,000	46,549
	Par(a)	Value
Advertising & Marketing (Continued)
AppLovin Corp., 5.13%, 12/01/29	$60,000	$60,071
Omnicom Group, Inc., 2.40%, 3/01/31	5,000	4,452
		111,072
Aerospace & Defense – 0.3%
ATI, Inc., 5.88%, 6/15/33	5,000	5,031
Boeing (The) Co.,
3.25%, 2/01/28	50,000	48,954
6.30%, 5/01/29	50,000	51,788
5.15%, 5/01/30	50,000	50,249

General Dynamics Corp., 3.75%, 5/15/28	70,000	69,256
Honeywell Aerospace, Inc., 3.90%, 3/16/28(b)	160,000	158,177
Lockheed Martin Corp.,
4.40%, 8/15/30	40,000	39,568
4.75%, 2/15/34	130,000	127,086
5.00%, 8/15/35	130,000	128,195
RTX Corp.,
4.13%, 11/16/28	30,000	29,680
5.75%, 1/15/29	15,000	15,387
6.00%, 3/15/31	30,000	31,363
TransDigm, Inc.,
6.75%, 8/15/28(b)	36,000	36,225
6.38%, 3/01/29(b)	63,000	63,758
6.25%, 1/31/34(b)	5,000	5,049
6.75%, 1/31/34(b)	6,000	6,098
		865,864
Apparel & Textile Products – 0.2%
Ralph Lauren Corp., 5.00%, 6/15/32	200,000	199,421
Tapestry, Inc., 5.10%, 3/11/30	130,000	130,094
Under Armour, Inc., 7.25%, 7/15/30(b)	6,000	6,112
VF Corp., 2.95%, 4/23/30	61,000	54,803
		390,430
Asset Management – 0.5%
Ameriprise Financial, Inc., 5.15%, 5/15/33	185,000	184,543
Apollo Global Management, Inc., 4.60%, 1/15/31	80,000	78,216
Ares Capital Corp.,
5.88%, 3/01/29	60,000	60,259
5.50%, 9/01/30	60,000	58,907
5.10%, 1/15/31	100,000	96,113
Blackstone Secured Lending Fund,
5.88%, 11/15/27	10,000	10,071

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Asset Management (Continued)
Blackstone Secured Lending Fund,
5.35%, 4/13/28	$40,000	$39,790
5.30%, 6/30/30	30,000	29,080
Charles Schwab (The) Corp.,
3.20%, 1/25/28	2,000	1,961
(SOFR + 1.88%), 6.20%, 11/17/29(g)	38,000	39,173
2.30%, 5/13/31	4,000	3,557
(SOFR + 0.94%), 4.34%, 11/14/31(g)	130,000	126,811
1.95%, 12/01/31	34,000	29,311
2.90%, 3/03/32	2,000	1,797
(SOFR + 2.01%), 6.14%, 8/24/34(g)	40,000	41,776

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	84,000	79,988
FS KKR Capital Corp.,
6.88%, 8/15/29	32,000	32,132
6.13%, 1/15/30	78,000	76,031
7.50%, 8/01/31	40,000	40,068
Golub Capital BDC, Inc.,
7.05%, 12/05/28	40,000	41,021
6.00%, 7/15/29	20,000	20,021

HA Sustainable Infrastructure Capital, Inc., (5Y U.S. Treasury CMT + 3.48%), 7.13%, 11/15/56(g)	28,000	28,214
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29	65,000	64,730
10.00%, 11/15/29(b)	80,000	80,132

Main Street Capital Corp., 5.40%, 8/15/28	20,000	19,948
Osaic Holdings, Inc.,
6.75%, 8/01/32(b)	5,000	5,018
8.00%, 8/01/33(b)	1,000	1,015
		1,289,683
Automotive – 0.4%
American Honda Finance Corp., 4.55%, 3/03/28	60,000	59,824
Cooper-Standard Automotive, Inc., 9.25%, 3/01/31(b)	10,000	10,179
Dorman Products, Inc., 6.25%, 6/15/34(b)	5,000	5,014
Ford Motor Credit Co. LLC,
5.92%, 3/20/28	160,000	161,736
	Par(a)	Value
Automotive (Continued)
Ford Motor Credit Co. LLC,
5.30%, 9/06/29	$160,000	$159,011
4.00%, 11/13/30	60,000	56,009
5.75%, 4/06/33	200,000	196,525

Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	84,000	87,313
General Motors Co.,
6.80%, 10/01/27	40,000	40,841
5.63%, 4/15/30	40,000	40,749
General Motors Financial Co., Inc.,
5.80%, 6/23/28	40,000	40,694
4.20%, 10/27/28	55,000	54,329
4.90%, 10/06/29	60,000	59,943
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28(b)	7,000	6,958
6.13%, 9/30/30(b)	25,000	24,415
Phinia, Inc.,
6.75%, 4/15/29(b)	22,000	22,364
6.63%, 10/15/32(b)	42,000	42,418
		1,068,322
Banking – 2.6%
Bank of America Corp.,
(SOFR + 1.05%), 2.55%, 2/04/28(g)	25,000	24,755
(SOFR + 2.04%), 4.95%, 7/22/28(g)	165,000	165,462
(SOFR + 1.99%), 6.20%, 11/10/28(g)	185,000	188,580
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(g)	55,000	54,070
(SOFR + 1.63%), 5.20%, 4/25/29(g)	60,000	60,485
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(g)	60,000	58,672
(SOFR + 1.00%), 5.16%, 1/24/31(g)	80,000	80,398
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(g)	275,000	252,626
(SOFR + 0.87%), 4.46%, 2/06/32(g)	300,000	291,885
(SOFR + 1.32%), 2.69%, 4/22/32(g)	50,000	44,848
(SOFR + 1.21%), 2.57%, 10/20/32(g)	30,000	26,448
(SOFR + 1.33%), 2.97%, 2/04/33(g)	50,000	44,624
(SOFR + 1.91%), 5.29%, 4/25/34(g)	80,000	79,787

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Citigroup, Inc.,
4.45%, 9/29/27	$100,000	$99,746
(SOFR + 1.14%), 4.64%, 5/07/28(g)	140,000	140,017
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(g)	60,000	59,329
(SOFR + 1.36%), 5.17%, 2/13/30(g)	110,000	110,630
(SOFR + 1.34%), 4.54%, 9/19/30(g)	60,000	59,285
(SOFR + 2.11%), 2.57%, 6/03/31(g)	375,000	342,426
(SOFR + 1.17%), 4.50%, 9/11/31(g)	100,000	97,714
(5Y U.S. Treasury CMT + 1.28%), 5.59%, 11/19/34(g)	20,000	20,152
(SOFR + 1.49%), 5.17%, 9/11/36(g)	150,000	146,149
Fifth Third Bancorp,
(SOFR Index + 2.19%), 6.36%, 10/27/28(g)	40,000	40,750
(SOFR + 2.34%), 6.34%, 7/27/29(g)	30,000	30,838
(SOFR + 1.49%), 4.90%, 9/06/30(g)	20,000	19,941
First Citizens BanchShares, Inc.,
(SOFR + 1.41%), 5.23%, 3/12/31(g)	10,000	9,886
(5Y U.S. Treasury CMT + 1.85%), 5.60%, 9/05/35(g)	10,000	9,775
JP Morgan Chase & Co.,
(SOFR + 0.77%), 1.47%, 9/22/27(g)	95,000	94,616
(SOFR + 0.93%), 5.57%, 4/22/28(g)	60,000	60,412
(SOFR + 1.99%), 4.85%, 7/25/28(g)	40,000	40,075
(3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(g)	60,000	59,290
(SOFR + 1.16%), 5.58%, 4/22/30(g)	60,000	61,000
(3M CME Term SOFR + 3.79%), 4.49%, 3/24/31(g)	60,000	59,024
(SOFR + 1.44%), 5.10%, 4/22/31(g)	60,000	60,167
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(g)	100,000	87,332
(SOFR + 1.26%), 2.96%, 1/25/33(g)	45,000	40,228
(SOFR + 2.08%), 4.91%, 7/25/33(g)	75,000	74,011
(SOFR + 1.85%), 5.35%, 6/01/34(g)	134,000	134,196
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.46%), 5.29%, 7/22/35(g)	$57,000	$56,515
(SOFR + 1.34%), 4.95%, 10/22/35(g)	35,000	33,894
(SOFR + 1.64%), 5.58%, 7/23/36(g)	60,000	59,437
(5Y U.S. Treasury CMT + 1.25%), 5.80%, 7/23/41(g)	100,000	98,990
M&T Bank Corp.,
(SOFR + 2.80%), 7.41%, 10/30/29(g)	270,000	284,364
(SOFR + 1.40%), 5.18%, 7/08/31(g)	30,000	30,027
(5Y U.S. Treasury CMT + 1.43%), 5.40%, 7/30/35(g)	20,000	19,829
(SOFR + 1.61%), 5.39%, 1/16/36(g)	100,000	97,937

Manufacturers & Traders Trust Co., (SOFR + 0.95%), 4.76%, 7/06/28(g)	80,000	80,025
Morgan Stanley Private Bank N.A., (SOFR + 0.76%), 4.21%, 2/08/30(g)	250,000	245,786
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(g)	180,000	180,764
(SOFR + 1.84%), 5.58%, 6/12/29(g)	60,000	60,881
2.55%, 1/22/30	180,000	166,470
(SOFR + 1.60%), 5.40%, 7/23/35(g)	23,000	22,845
(SOFR + 1.42%), 5.37%, 7/21/36(g)	40,000	39,534
Regions Financial Corp.,
1.80%, 8/12/28	20,000	18,895
(SOFR + 1.49%), 5.72%, 6/06/30(g)	20,000	20,409

Santander Holdings U.S.A., Inc., (SOFR + 2.36%), 6.50%, 3/09/29(g)	40,000	40,931
Truist Bank, (SOFR + 0.77%), 4.42%, 7/24/28(g)	100,000	99,762
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(g)	36,000	34,149
(SOFR + 1.92%), 5.71%, 1/24/35(g)	65,000	65,658

U.S. Bancorp, (SOFR + 1.41%), 5.42%, 2/12/36(g)	155,000	154,752
U.S. Bank N.A., (SOFR + 0.91%), 4.73%, 5/15/28(g)	190,000	190,222

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.07%), 5.71%, 4/22/28(g)	$60,000	$60,458
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(g)	1,000	992
(SOFR + 1.98%), 4.81%, 7/25/28(g)	236,000	236,320
(SOFR + 1.37%), 4.97%, 4/23/29(g)	130,000	130,485
(SOFR + 1.50%), 5.20%, 1/23/30(g)	60,000	60,466
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(g)	165,000	154,844
(SOFR + 1.11%), 5.24%, 1/24/31(g)	104,000	104,689
(3M CME Term SOFR + 1.26%), 2.57%, 2/11/31(g)	180,000	165,756
(SOFR + 1.50%), 3.35%, 3/02/33(g)	1,000	910

Zions Bancorp N.A., (SOFR + 1.06%), 4.48%, 2/09/29(g)	250,000	248,008
		6,594,633
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	90,697
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	60,000	60,000
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 4/30/29(b)	29,000	28,096
		178,793
Biotechnology & Pharmaceuticals – 0.9%
AbbVie, Inc., 5.05%, 3/15/34	105,000	104,211
Amgen, Inc.,
5.15%, 3/02/28	50,000	50,385
5.25%, 3/02/30	108,000	109,292

Amneal Pharmaceuticals LLC, 6.88%, 8/01/32(b)	10,000	10,275
Elanco Animal Health, Inc., 6.40%, 8/28/28	34,000	34,680
Eli Lilly & Co.,
4.70%, 2/27/33	8,000	7,902
5.10%, 2/12/35	80,000	79,703

Merck & Co., Inc., 4.50%, 5/17/33	60,000	58,340
Novartis Capital Corp.,
4.10%, 3/16/29	35,000	34,587
2.20%, 8/14/30	10,000	9,083
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28(b)	$1,298,000	$1,277,381
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	40,000	39,764
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	170,000	149,456
Royalty Pharma PLC, 1.75%, 9/02/27	60,000	58,211
Zoetis, Inc., 3.00%, 9/12/27	140,000	137,867
		2,161,137
Cable & Satellite – 0.3%
DISH DBS Corp.,
7.38%, 7/01/28(h)	10,000	9,570
5.13%, 6/01/29(h)	15,000	13,594

EchoStar Corp., 10.75%, 11/30/29	18,000	19,471
Sirius XM Radio LLC, 4.13%, 7/01/30(b)	45,000	42,061
Space Exploration Technologies Corp.,
5.35%, 7/15/31(b)	215,000	209,266
5.65%, 7/15/33(b)	320,000	306,568
5.88%, 7/15/36(b)	220,000	205,498
		806,028
Chemicals – 0.2%
Celanese U.S. Holdings LLC,
6.75%, 4/15/33	35,000	35,678
7.38%, 2/15/34	35,000	36,003
Chemours (The) Co.,
8.00%, 1/15/33(b)	23,000	22,639
7.88%, 3/15/34(b)	48,000	46,709

CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	77,000	76,912
Ecolab, Inc., 2.13%, 2/01/32	20,000	17,301
FMC Corp.,
6.38%, 5/18/53	20,000	15,568
(5Y U.S. Treasury CMT + 4.37%), 8.45%, 11/01/55(g)	25,000	18,804

LSB Industries, Inc., 6.25%, 10/15/28(b)	45,000	44,903
Perimeter Holdings LLC, 6.25%, 1/15/34(b)	10,000	9,817
Rain Carbon, Inc., 12.25%, 9/01/29(b)	36,000	38,348
Sherwin-Williams (The) Co.,
4.30%, 8/15/28	60,000	59,546
2.30%, 5/15/30	50,000	45,485

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Chemicals (Continued)
Sherwin-Williams (The) Co.,
4.80%, 9/01/31	$60,000	$59,408

SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	82,000	80,073
		607,194
Commercial Support Services – 0.2%
ADT Security (The) Corp.,
4.13%, 8/01/29(b)	40,000	38,315
4.88%, 7/15/32(b)	36,000	33,681
5.88%, 10/15/33(b)	20,000	19,393

Automatic Data Processing, Inc., 4.75%, 5/08/32	40,000	39,640
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	57,335
Deluxe Corp., 8.00%, 6/01/29(b)	24,000	24,201
GFL Environmental, Inc., 6.75%, 1/15/31(b)	32,000	32,387
Republic Services, Inc., 5.20%, 11/15/34	85,000	84,769
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,654
3.20%, 6/01/32	55,000	50,067

Waste Management, Inc., 4.95%, 7/03/31	125,000	125,389
Williams Scotsman, Inc.,
6.63%, 6/15/29(b)	6,000	6,101
6.63%, 4/15/30(b)	5,000	5,112
7.38%, 10/01/31(b)	19,000	19,590
		540,634
Construction Materials – 0.2%
Carlisle Cos., Inc., 5.25%, 9/15/35	5,000	4,880
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	199,762
CRH SMW Finance DAC,
5.20%, 5/21/29	130,000	131,099
5.13%, 1/09/30	60,000	60,378

Eagle Materials, Inc., 2.50%, 7/01/31	88,000	77,867
Martin Marietta Materials, Inc.,
3.50%, 12/15/27	40,000	39,394
5.15%, 12/01/34	25,000	24,462
		537,842
Consumer Services – 0.0%(c)
PROG Holdings, Inc., 6.00%, 11/15/29(b)	64,000	62,560
	Par(a)	Value
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	$20,000	$20,045
5.10%, 3/17/30	50,000	50,189

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	15,000	14,240
Packaging Corp. of America, 5.70%, 12/01/33	165,000	168,434
		252,908
Diversified Industrials – 0.0%(c)
3M Co., 4.80%, 3/15/30	40,000	39,989
E-Commerce Discretionary – 0.1%
Amazon.com, Inc., 4.10%, 11/20/30	50,000	48,438
Wayfair LLC,
7.25%, 10/31/29(b)	71,000	73,115
7.75%, 9/15/30(b)	57,000	59,730
		181,283
Electric Utilities – 1.5%
AEP Texas, Inc.,
3.95%, 6/01/28	50,000	49,310
5.45%, 5/15/29	40,000	40,625
AES (The) Corp.,
5.45%, 6/01/28	30,000	30,245
(5Y U.S. Treasury CMT + 3.20%), 7.60%, 1/15/55(g)	36,000	36,600
(5Y U.S. Treasury CMT + 2.89%), 6.95%, 7/15/55(g)	26,000	25,533

Alabama Power Co., 3.05%, 3/15/32	100,000	90,756
Alliant Energy Corp., (5Y U.S. Treasury CMT + 2.08%), 5.75%, 4/01/56(g)	30,000	29,420
Ameren Corp., 5.00%, 1/15/29	100,000	100,523
American Electric Power Co., Inc.,
(5Y U.S. Treasury CMT + 2.75%), 7.05%, 12/15/54(g)	40,000	41,308
(5Y U.S. Treasury CMT + 2.13%), 5.80%, 3/15/56(g)	40,000	39,286

Appalachian Power Co., 4.50%, 8/01/32	50,000	48,379
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,638
CenterPoint Energy Houston Electric LLC,
4.80%, 3/15/30	100,000	99,805

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
CenterPoint Energy Houston Electric LLC,
4.45%, 10/01/32	$30,000	$29,088
CenterPoint Energy, Inc.,
(5Y U.S. Treasury CMT + 3.25%), 7.00%, 2/15/55(g)	30,000	30,922
(5Y U.S. Treasury CMT + 2.59%), 6.70%, 5/15/55(g)	30,000	30,502

CMS Energy Corp., (5Y U.S. Treasury CMT + 4.12%), 4.75%, 6/01/50(g)	20,000	19,453
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	50,088
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	50,181
Consumers Energy Co., 4.50%, 1/15/31	120,000	117,969
Dominion Energy, Inc.,
3.38%, 4/01/30	50,000	47,381
(5Y U.S. Treasury CMT + 2.39%), 6.88%, 2/01/55(g)	30,000	30,678
(5Y U.S. Treasury CMT + 2.26%), 6.00%, 2/15/56(g)	30,000	29,695

DTE Electric Co., 5.20%, 4/01/33	50,000	50,252
Duke Energy Carolinas LLC, 4.95%, 1/15/33	70,000	69,389
Duke Energy Corp.,
3.15%, 8/15/27	60,000	59,188
4.85%, 1/05/29	40,000	40,105

Duke Energy Ohio, Inc., 5.30%, 6/15/35	40,000	39,557
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,469
5.25%, 3/15/33	10,000	10,054
Edison International,
(5Y U.S. Treasury CMT + 3.86%), 8.13%, 6/15/53(g)	25,000	25,577
(5Y U.S. Treasury CMT + 3.66%), 7.88%, 6/15/54(g)	22,000	22,703

Entergy Arkansas LLC, 5.45%, 6/01/34	60,000	60,567
Entergy Corp.,
(5Y U.S. Treasury CMT + 2.67%), 7.13%, 12/01/54(g)	30,000	30,751
(5Y U.S. Treasury CMT + 2.18%), 5.88%, 6/15/56(g)	30,000	29,666

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	78,416
EUSHI Finance, Inc., (5Y U.S. Treasury CMT + 2.51%), 6.25%, 4/01/56(g)	39,000	38,497
	Par(a)	Value
Electric Utilities (Continued)

Evergy Kansas Central, Inc., 5.90%, 11/15/33	$10,000	$10,365
Evergy, Inc., (5Y U.S. Treasury CMT + 2.56%), 6.65%, 6/01/55(g)	30,000	30,420
Eversource Energy, 5.13%, 5/15/33	50,000	49,250
Exelon Corp., 5.15%, 3/15/28	40,000	40,271
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	26,527
4.80%, 5/15/33	15,000	14,730
4.70%, 2/15/36	20,000	18,938
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,041
4.70%, 5/15/32	20,000	19,799

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,227
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,834
National Rural Utilities Cooperative Finance Corp.,
4.15%, 8/25/28	20,000	19,810
4.05%, 2/09/29	75,000	73,819
4.95%, 2/07/30	30,000	30,094
2.40%, 3/15/30	50,000	45,932

Nevada Power Co., (5Y U.S. Treasury CMT + 1.94%), 6.25%, 5/15/55(g)	30,000	29,884
NextEra Energy Capital Holdings, Inc.,
4.69%, 9/01/27	60,000	60,096
2.25%, 6/01/30	20,000	18,141
5.30%, 3/15/32	25,000	25,139
5.25%, 3/15/34	50,000	49,679
(5Y U.S. Treasury CMT + 2.36%), 6.70%, 9/01/54(g)	30,000	30,405
(5Y U.S. Treasury CMT + 2.55%), 3.80%, 3/15/82(g)	30,000	29,596
NRG Energy, Inc.,
5.75%, 7/15/29(b)	30,000	29,983
3.88%, 2/15/32(b)	27,000	24,700

Ohio Power Co., 5.65%, 6/01/34	5,000	5,065
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,864
4.50%, 3/15/31(b)	40,000	39,190
5.65%, 11/15/33	10,000	10,238
Pacific Gas and Electric Co.,
3.30%, 12/01/27	60,000	58,847
4.20%, 3/01/29	10,000	9,815

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
4.55%, 7/01/30	$20,000	$19,556
2.50%, 2/01/31	80,000	71,371
6.40%, 6/15/33	29,000	30,330
PacifiCorp,
5.10%, 2/15/29	20,000	20,115
2.70%, 9/15/30	20,000	18,208
5.30%, 2/15/31	10,000	10,055

PECO Energy Co., 4.90%, 6/15/33	40,000	39,649
PG&E Corp.,
5.00%, 7/01/28	36,000	35,660
5.25%, 7/01/30	19,000	18,685
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	9,908
4.85%, 2/15/34	25,000	24,373
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	23,841
5.35%, 5/15/34	30,000	29,930

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	19,496
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,756
5.20%, 8/01/33	20,000	20,067
4.85%, 8/01/34	10,000	9,709
5.05%, 3/01/35	50,000	49,077
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	40,000	40,629
5.20%, 4/01/29	60,000	60,542
1.60%, 8/15/30	10,000	8,746

San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,257
Sempra,
3.70%, 4/01/29	100,000	97,281
5.50%, 8/01/33	10,000	10,089
(5Y U.S. Treasury CMT + 2.87%), 4.13%, 4/01/52(g)	30,000	29,770
(5Y U.S. Treasury CMT + 2.79%), 6.88%, 10/01/54(g)	30,000	30,456
(5Y U.S. Treasury CMT + 2.35%), 6.63%, 4/01/55(g)	30,000	30,123

Sierra Pacific Power Co., (5Y U.S. Treasury CMT + 2.55%), 6.20%, 12/15/55(g)	30,000	29,430
Southern (The) Co., 5.20%, 6/15/33	50,000	49,612
Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,954
	Par(a)	Value
Electric Utilities (Continued)

System Energy Resources, Inc., 5.30%, 12/15/34	$120,000	$117,634
Talen Energy Supply LLC,
6.25%, 2/01/34(b)	28,000	27,463
6.50%, 2/01/36(b)	68,000	67,152

Tampa Electric Co., 5.15%, 3/01/35	90,000	88,313
Union Electric Co., 2.95%, 3/15/30	70,000	65,689
Virginia Electric and Power Co.,
2.30%, 11/15/31	45,000	39,538
5.15%, 3/15/35	20,000	19,534

WEC Energy Group, Inc., (5Y U.S. Treasury CMT + 1.91%), 5.63%, 5/15/56(g)	30,000	29,552
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,500
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,314
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,695
		3,909,334
Electrical Equipment – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	76,814
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,169
Solaris Energy Infrastructure LLC, 6.38%, 5/15/31(b)	10,000	9,823
		110,806
Engineering & Construction – 0.1%
Dycom Industries, Inc., 4.50%, 4/15/29(b)	20,000	19,413
Granite Construction, Inc., 6.38%, 6/15/34(b)	15,000	14,957
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	101,312
2.35%, 1/15/32	30,000	26,053

Tutor Perini Corp., 6.63%, 7/15/33(b)	55,000	55,203
		216,938
Entertainment Content – 0.2%
Discovery Communications LLC,
5.00%, 9/20/37	71,000	52,008
6.35%, 6/01/40	40,000	31,300

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Entertainment Content (Continued)
Discovery Global Holdings, Inc.,
4.28%, 3/15/32	$63,000	$55,980
5.05%, 3/15/42	64,000	44,480
5.14%, 3/15/52	45,000	28,601
Fox Corp.,
4.71%, 1/25/29	50,000	49,766
3.50%, 4/08/30	40,000	38,099
Paramount Global,
6.88%, 4/30/36	95,000	86,833
5.85%, 9/01/43	94,000	66,636

ROBLOX Corp., 3.88%, 5/01/30(b)	9,000	8,381
Versant Media Group, Inc., 7.25%, 1/30/31(b)	48,000	49,480
		511,564
Food – 0.1%
Conagra Brands, Inc.,
1.38%, 11/01/27	20,000	19,184
5.00%, 8/01/30	20,000	19,777

Hershey (The) Co., 4.50%, 5/04/33	52,000	50,720
Post Holdings, Inc.,
6.38%, 3/01/33(b)	42,000	41,362
6.25%, 10/15/34(b)	14,000	13,612
6.50%, 3/15/36(b)	44,000	42,917
		187,572
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	29,161
5.15%, 3/01/34	5,000	4,964
AmeriGas Partners L.P./AmeriGas Finance Corp.,
9.38%, 6/01/28(b)	11,000	11,246
9.50%, 6/01/30(b)	18,000	19,299

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,423
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	24,913
National Fuel Gas Co.,
3.95%, 9/15/27	40,000	39,647
5.95%, 3/15/35	45,000	45,754
5.50%, 5/15/36	55,000	53,351

NiSource, Inc., (5Y U.S. Treasury CMT + 2.45%), 6.95%, 11/30/54(g)	30,000	30,830
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,121
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	100,000	100,783
	Par(a)	Value
Gas & Water Utilities (Continued)

Southern California Gas Co., 5.20%, 6/01/33	$30,000	$29,996
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,248
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,648
		458,384
Health Care Facilities & Services – 0.7%
Cardinal Health, Inc.,
5.13%, 2/15/29	60,000	60,475
5.35%, 11/15/34	110,000	109,152
Cencora, Inc.,
2.70%, 3/15/31	90,000	81,551
5.15%, 2/15/35	20,000	19,662
Centene Corp.,
4.25%, 12/15/27	10,000	9,962
2.45%, 7/15/28	16,000	15,187

Charles River Laboratories International, Inc., 4.25%, 5/01/28(b)	2,000	1,962
Cigna Group (The), 4.38%, 10/15/28	30,000	29,799
CVS Health Corp.,
1.30%, 8/21/27	40,000	38,681
4.30%, 3/25/28	60,000	59,636
3.25%, 8/15/29	40,000	38,197
5.45%, 9/15/35	100,000	98,967
DaVita, Inc.,
4.63%, 6/01/30(b)	90,000	86,754
3.75%, 2/15/31(b)	28,000	25,827

Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	55,000	56,006
HCA, Inc.,
5.00%, 3/01/28	60,000	60,264
5.88%, 2/01/29	60,000	61,164
3.50%, 9/01/30	90,000	84,834
5.45%, 4/01/31	111,000	112,398
3.63%, 3/15/32	91,000	83,732
5.60%, 4/01/34	179,000	179,983

Humana, Inc., 5.75%, 3/01/28	20,000	20,281
Laboratory Corp. of America Holdings,
3.60%, 9/01/27	30,000	29,699
2.95%, 12/01/29	30,000	28,280

MPH Acquisition Holdings LLC, 5.75%, 12/31/30(b)	44,000	33,880
Select Medical Corp., 6.25%, 12/01/32(b)	53,000	50,907

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)

Sotera Health Holdings LLC, 7.38%, 6/01/31(b)	$38,000	$39,355
Surgery Center Holdings, Inc., 7.25%, 4/15/32(b)	47,000	47,146
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	112,775
4.50%, 4/15/33	21,000	20,196
Universal Health Services, Inc.,
4.63%, 10/15/29	40,000	39,369
2.65%, 10/15/30	22,000	19,691
2.65%, 1/15/32	68,000	58,905
		1,814,677
Home & Office Products – 0.1%
HNI Corp., 5.13%, 1/18/29(b)	22,000	21,629
Somnigroup International, Inc.,
4.00%, 4/15/29(b)	36,000	34,603
3.88%, 10/15/31(b)	52,000	47,402
Whirlpool Corp.,
6.13%, 6/15/30	15,000	13,630
7.50%, 7/01/31(b)	5,000	4,969
6.50%, 6/15/33	57,000	48,299
7.88%, 7/01/34(b)	23,000	21,744
4.50%, 6/01/46	48,000	26,966
4.60%, 5/15/50	42,000	23,371
		242,613
Home Construction – 0.1%
Century Communities, Inc., 6.63%, 9/15/33(b)	10,000	10,033
DR Horton, Inc., 1.40%, 10/15/27	50,000	48,174
Forestar Group, Inc., 6.50%, 3/15/33(b)	19,000	19,039
Masco Corp., 3.50%, 11/15/27	45,000	44,391
NVR, Inc., 3.00%, 5/15/30	135,000	125,515
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	59,649
3.80%, 11/01/29	50,000	48,244
		355,045
Industrial Intermediate Products – 0.0%(c)
Enpro, Inc., 6.13%, 6/01/33(b)	5,000	5,009
Park-Ohio Industries, Inc., 8.50%, 8/01/30(b)	13,000	13,584
		18,593
	Par(a)	Value
Industrial Support Services – 0.1%
ADI Escrow Issuer LLC, 7.13%, 7/15/34(b)	$5,000	$5,097
APi Group DE, Inc., 5.75%, 6/01/34(b)	8,000	7,831
EquipmentShare.com, Inc.,
8.63%, 5/15/32(b)	61,000	62,386
7.13%, 7/01/34(b)	70,000	66,859

United Rentals North America, Inc., 5.38%, 11/15/33(b)	8,000	7,790
WW Grainger, Inc., 4.45%, 9/15/34	185,000	176,685
		326,648
Institutional Financial Services – 1.2%
Bank of New York Mellon (The) Corp.,
(SOFR + 0.68%), 4.44%, 6/09/28(g)	10,000	9,999
(SOFR Index + 1.80%), 5.80%, 10/25/28(g)	20,000	20,303
(SOFR + 1.60%), 6.32%, 10/25/29(g)	20,000	20,695
BGC Group, Inc.,
8.00%, 5/25/28	30,000	31,260
6.60%, 6/10/29	20,000	20,556
6.15%, 4/02/30	20,000	20,283

CBOE Global Markets, Inc., 3.00%, 3/16/32	100,000	89,409
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	43,000	40,814
3.63%, 10/01/31(b)	52,000	44,969
Goldman Sachs Group (The), Inc.,
(SOFR + 1.32%), 4.94%, 4/23/28(g)	20,000	20,039
(SOFR + 1.73%), 4.48%, 8/23/28(g)	60,000	59,856
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(g)	50,000	49,164
(SOFR + 1.77%), 6.48%, 10/24/29(g)	130,000	134,152
(SOFR + 1.27%), 5.73%, 4/25/30(g)	130,000	132,339
(SOFR + 1.58%), 5.22%, 4/23/31(g)	60,000	60,098
(SOFR + 1.25%), 2.38%, 7/21/32(g)	205,000	179,094
(SOFR + 1.19%), 5.07%, 1/21/37(g)	115,000	109,532
(SOFR + 1.31%), 5.43%, 6/03/37(g)	55,000	53,731
(5Y U.S. Treasury CMT + 1.18%), 5.39%, 2/02/41(g)	175,000	165,769

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	$20,000	$19,904
2.10%, 6/15/30	50,000	45,221
1.85%, 9/15/32	125,000	104,253
LPL Holdings, Inc.,
4.90%, 4/03/28	50,000	49,976
5.15%, 6/15/30	40,000	39,837
5.65%, 3/15/35	66,000	64,394
Morgan Stanley,
(SOFR + 2.24%), 6.30%, 10/18/28(g)	60,000	61,103
(SOFR + 1.38%), 4.99%, 4/12/29(g)	60,000	60,194
(SOFR + 0.80%), 4.24%, 1/09/30(g)	60,000	59,003
(SOFR + 1.11%), 5.23%, 1/15/31(g)	60,000	60,305
(SOFR + 1.14%), 2.70%, 1/22/31(g)	37,000	34,185
(SOFR + 1.51%), 5.19%, 4/17/31(g)	60,000	60,179
(SOFR + 1.03%), 1.79%, 2/13/32(g)	414,000	356,927
(SOFR + 1.18%), 2.24%, 7/21/32(g)	53,000	46,040
(SOFR + 1.20%), 2.51%, 10/20/32(g)	223,000	194,944
(SOFR + 1.87%), 5.25%, 4/21/34(g)	110,000	108,932
(SOFR + 1.56%), 5.32%, 7/19/35(g)	70,000	69,016
(SOFR + 1.42%), 5.59%, 1/18/36(g)	35,000	35,088

State Street Corp., (SOFR + 0.91%), 4.56%, 4/23/32(g)	70,000	68,578
Stonex Escrow Issuer LLC, 6.88%, 7/15/32(b)	39,000	39,587
StoneX Group, Inc., 7.88%, 3/01/31(b)	69,000	71,865
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	52,000	53,921
		2,965,514
Insurance – 0.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/32(b)	6,000	5,513
Allstate (The) Corp., 5.05%, 6/24/29	65,000	65,538
American International Group, Inc.,
4.85%, 5/07/30	60,000	59,915
	Par(a)	Value
Insurance (Continued)
American International Group, Inc.,
(3M USD LIBOR + 2.87%), 5.75%, 4/01/48(g)	$20,000	$20,028

American National Group, Inc., (5Y U.S. Treasury CMT + 3.18%), 7.00%, 12/01/55(g)	29,000	27,899
Aon Corp., 2.80%, 5/15/30	20,000	18,525
Assurant, Inc., 4.90%, 3/27/28	65,000	65,009
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	59,432
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	54,000	54,458
Brown & Brown, Inc., 4.50%, 3/15/29	90,000	88,825
CNA Financial Corp.,
3.45%, 8/15/27	20,000	19,784
5.20%, 8/15/35	100,000	96,375

Corebridge Financial, Inc., (5Y U.S. Treasury CMT + 3.85%), 6.88%, 12/15/52(g)	30,000	30,345
Marsh & McLennan Cos., Inc.,
4.55%, 11/08/27	20,000	20,003
2.38%, 12/15/31	410,000	359,849
5.75%, 11/01/32	50,000	51,622

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,079
Progressive (The) Corp., 3.20%, 3/26/30	32,000	30,257
Prudential Financial, Inc.,
(3M USD LIBOR + 2.38%), 4.50%, 9/15/47(g)	30,000	29,622
(5Y U.S. Treasury CMT + 3.04%), 3.70%, 10/01/50(g)	30,000	27,695

Unum Group, 4.00%, 6/15/29	135,000	131,815
Willis North America, Inc., 5.35%, 5/15/33	140,000	139,670
		1,420,258
Internet Media & Services – 0.3%
Airbnb, Inc., 4.40%, 3/16/29	110,000	109,086
Alphabet, Inc.,
4.10%, 11/15/30	40,000	38,881
4.50%, 5/15/35	25,000	23,806

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Internet Media & Services (Continued)

Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/01/29(b)	$13,000	$12,163
Match Group Holdings II LLC,
4.13%, 8/01/30(b)	22,000	20,584
6.13%, 9/15/33(b)	31,000	30,183
Meta Platforms, Inc.,
4.80%, 5/15/30	80,000	79,844
4.60%, 11/15/32	35,000	33,691
5.25%, 5/15/36	50,000	47,939
Snap, Inc.,
6.88%, 3/01/33(b)	23,000	22,467
6.88%, 3/15/34(b)	32,000	30,998

Uber Technologies, Inc., 4.80%, 9/15/34	50,000	47,865
VeriSign, Inc.,
2.70%, 6/15/31	150,000	134,059
5.25%, 6/01/32	30,000	29,930
		661,496
IT Services – 0.0%(c)
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,394
Amdocs Ltd., 2.54%, 6/15/30	30,000	27,000
CACI International, Inc., 6.38%, 6/15/33(b)	13,000	13,101
Insight Enterprises, Inc., 6.63%, 5/15/32(b)	27,000	27,151
		76,646
Leisure Facilities & Services – 0.6%
Caesars Entertainment, Inc.,
6.50%, 2/15/32(b)	52,000	49,690
6.00%, 10/15/32(b)	82,000	71,919
Darden Restaurants, Inc.,
4.35%, 10/15/27	40,000	39,879
4.55%, 10/15/29	80,000	79,152

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	53,000	54,230
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	43,000	41,695
4.88%, 7/01/31(b)	50,000	46,246
6.63%, 1/15/32(b)	5,000	5,011
Hyatt Hotels Corp.,
5.05%, 3/30/28	20,000	20,069
5.38%, 12/15/31	90,000	90,432
	Par(a)	Value
Leisure Facilities & Services (Continued)
Las Vegas Sands Corp.,
5.63%, 6/15/28	$60,000	$60,544
6.00%, 8/15/29	25,000	25,507

Light & Wonder International, Inc., 6.25%, 10/01/33(b)	10,000	9,825
Lindblad Expeditions LLC, 7.00%, 9/15/30(b)	49,000	50,443
Live Nation Entertainment, Inc., 3.75%, 1/15/28(b)	19,000	18,602
Marriott International, Inc.,
5.00%, 10/15/27	55,000	55,271
5.55%, 10/15/28	30,000	30,513
4.90%, 4/15/29	40,000	40,119
4.63%, 6/15/30	40,000	39,545
2.85%, 4/15/31	100,000	91,028
5.10%, 4/15/32	30,000	29,976
5.30%, 5/15/34	35,000	34,615

McDonald’s Corp., 4.60%, 9/09/32	284,000	279,842
Midwest Gaming Borrower LLC, 4.88%, 5/01/29(b)	12,000	11,654
NCL Corp. Ltd.,
5.88%, 1/15/31(b)	58,000	55,432
6.75%, 2/01/32(b)	34,000	33,326
6.25%, 9/15/33(b)	42,000	39,923
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/01/29(b)	44,000	31,108
5.88%, 9/01/31(b)	13,000	8,615

Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 1/15/32(b)	104,000	105,187
Station Casinos LLC, 4.63%, 12/01/31(b)	27,000	25,388
Travel + Leisure Co., 4.50%, 12/01/29(b)	30,000	28,906
		1,603,692
Leisure Products – 0.0%(c)
Patrick Industries, Inc., 6.38%, 11/01/32(b)	39,000	38,458
Machinery – 0.0%(c)
IDEX Corp., 2.63%, 6/15/31	50,000	44,837
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	59,297
		104,134

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	$26,000	$26,650
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	69,554
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,364
		126,568
Metals & Mining – 0.1%
Coeur Mining, Inc., 6.88%, 4/01/32(b)	5,000	5,108
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,649
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 5/13/30	40,000	37,957
Novelis Corp.,
4.75%, 1/30/30(b)	76,000	73,047
6.88%, 1/30/30(b)	65,000	66,692
6.38%, 8/15/33(b)	17,000	16,969

SunCoke Energy, Inc., 4.88%, 6/30/29(b)	56,000	53,413
		287,835
Oil & Gas Supply Chain – 1.6%
BKV Upstream Midstream LLC, 7.50%, 10/15/30(b)	39,000	38,952
California Resources Corp.,
7.00%, 1/15/34(b)	45,000	44,074
7.25%, 1/15/35(b)	26,000	25,690

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 2/15/31(b)	26,000	27,816
Cheniere Energy Partners L.P., 5.55%, 10/30/35	30,000	29,803
Cheniere Energy, Inc.,
4.63%, 10/15/28	40,000	39,830
5.65%, 4/15/34	30,000	30,293

Chevron U.S.A., Inc., 4.98%, 4/15/35	190,000	187,967
Chord Energy Corp., 6.00%, 10/01/30(b)	10,000	10,033
CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,793
CNX Resources Corp.,
7.38%, 1/15/31(b)	32,000	32,700
7.25%, 3/01/32(b)	27,000	27,767
5.88%, 3/01/34(b)	7,000	6,782
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	92,000	90,605
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	$29,000	$28,490

ConocoPhillips Co., 5.05%, 9/15/33	20,000	19,984
CVR Energy, Inc.,
7.50%, 2/15/31(b)	61,000	61,797
7.88%, 2/15/34(b)	23,000	23,372

DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,548
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
8.63%, 3/15/29(b)	62,000	64,346
7.38%, 6/30/33(b)	10,000	10,227
6.88%, 6/01/34(b)	10,000	10,048

Devon Energy Corp., 4.38%, 3/15/29(b)	20,000	19,758
Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	104,671
Energy Transfer L.P.,
5.25%, 4/15/29	40,000	40,355
5.20%, 4/01/30	30,000	30,207
3.75%, 5/15/30	40,000	38,294
4.55%, 1/15/31	40,000	39,149
5.75%, 2/15/33	10,000	10,210
6.55%, 12/01/33	65,000	69,196

Enterprise Products Operating LLC, (3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(g)	60,000	59,856
EQT Corp.,
3.90%, 10/01/27	16,000	15,851
4.75%, 1/15/31	40,000	39,326
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 4/15/30	13,000	13,572
7.88%, 5/15/32	14,000	14,460
8.00%, 5/15/33	57,000	59,298
6.75%, 3/15/34	7,000	6,982

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	23,000	23,977
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	72,000	72,883
HF Sinclair Corp.,
4.50%, 10/01/30	10,000	9,735
5.75%, 1/15/31	10,000	10,162

Infinity Natural Resources LLC, 7.63%, 4/01/31(b)	6,000	5,986
Kinder Morgan, Inc., 5.00%, 2/01/29	120,000	120,674

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	$13,000	$13,220
Marathon Petroleum Corp., 5.70%, 3/01/35	70,000	70,709
MPLX L.P.,
4.25%, 12/01/27	110,000	109,455
4.80%, 2/15/29	20,000	19,991
2.65%, 8/15/30	140,000	128,014
5.40%, 9/15/35	130,000	127,420
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(b)	86,000	88,157
8.38%, 2/15/32(b)	49,000	50,954
Northern Oil & Gas, Inc.,
8.75%, 6/15/31(b)	50,000	51,530
7.88%, 10/15/33(b)	61,000	61,044

Occidental Petroleum Corp., 8.88%, 7/15/30	20,000	22,292
Par Petroleum LLC, 7.38%, 6/01/34(b)	15,000	15,521
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 3/15/30(b)	78,000	83,568
Phillips 66, 2.15%, 12/15/30	20,000	17,817
Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	60,720
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	42,000	40,303
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	78,000	81,009
Talos Production, Inc.,
9.38%, 2/01/31(b)	58,000	61,151
8.00%, 7/15/34(b)	45,000	45,442
Targa Resources Corp.,
4.35%, 1/15/29	40,000	39,571
5.50%, 2/15/35	110,000	108,874
5.55%, 8/15/35	75,000	74,398
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	46,000	45,945
4.88%, 2/01/31	20,000	19,780
Valero Energy Corp.,
2.15%, 9/15/27	30,000	29,224
5.15%, 2/15/30	20,000	20,154
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Venture Global Calcasieu Pass LLC, 6.00%, 5/01/36(b)	$32,000	$31,626
Venture Global LNG, Inc.,
9.50%, 2/01/29(b)	13,000	13,915
8.38%, 6/01/31(b)	100,000	103,380
9.88%, 2/01/32(b)	104,000	110,726
Venture Global Plaquemines LNG LLC,
7.75%, 5/01/35(b)	40,000	44,330
6.75%, 1/15/36(b)	27,000	28,261
Western Midstream Operating L.P.,
4.50%, 3/01/28	10,000	9,949
6.35%, 1/15/29	20,000	20,604
4.05%, 2/01/30	20,000	19,272
4.80%, 3/01/31	120,000	117,722
6.15%, 4/01/33	30,000	30,857
5.50%, 12/15/35	210,000	204,379

Williams (The) Cos., Inc., 2.60%, 3/15/31	125,000	112,083
		3,957,886
Oil, Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 5.00%, 6/15/36	60,000	57,593
Bristow Group, Inc., 6.75%, 2/01/33(b)	53,000	53,061
Enerflex, Inc., 6.88%, 1/15/31(b)	15,000	15,246
Noble Finance II LLC, 8.00%, 4/15/30(b)	38,000	39,284
Tidewater, Inc., 9.13%, 7/15/30(b)	65,000	69,467
Transocean International Ltd., 8.50%, 5/15/31(b)	41,000	42,758
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29(b)	21,000	21,452
6.25%, 10/01/33(b)	10,000	9,841

Valaris Ltd., 8.38%, 4/30/30(b)	50,000	51,765
		360,467
Publishing & Broadcasting – 0.1%
McGraw-Hill Education, Inc.,
8.00%, 8/01/29(b)	42,000	41,653
7.38%, 9/01/31(b)	67,000	67,847

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Publishing & Broadcasting (Continued)
Nexstar Media, Inc.,
4.75%, 11/01/28(b)	$49,000	$48,048
7.25%, 4/15/34(b)	46,000	46,103
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	36,000	31,140
4.38%, 12/31/32(b)	21,000	15,855
9.75%, 2/15/33(b)	24,000	26,610
		277,256
Real Estate Investment Trusts – 1.0%
American Homes 4 Rent L.P., 4.25%, 2/15/28	30,000	29,734
American Tower Corp.,
5.50%, 3/15/28	40,000	40,453
5.80%, 11/15/28	55,000	56,190
5.20%, 2/15/29	40,000	40,329
5.40%, 1/31/35	10,000	9,918
Crown Castle, Inc.,
3.65%, 9/01/27	140,000	138,585
3.80%, 2/15/28	17,000	16,743
4.80%, 9/01/28	40,000	40,005
2.10%, 4/01/31	80,000	69,658
Diversified Healthcare Trust,
4.75%, 2/15/28	29,000	28,461
7.25%, 10/15/30(b)	17,000	17,423
4.38%, 3/01/31	54,000	49,387

ERP Operating L.P., 4.65%, 9/15/34	40,000	38,168
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	60,000	60,470
4.00%, 1/15/30	40,000	38,178
5.25%, 2/15/33	100,000	96,511
Host Hotels & Resorts L.P.,
4.25%, 12/15/28	20,000	19,697
3.38%, 12/15/29	30,000	28,444

Hudson Pacific Properties L.P., 4.65%, 4/01/29	28,000	26,319
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	41,000	38,958
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	17,000	16,939
5.63%, 7/15/32(b)	41,000	40,125
6.25%, 1/15/35(b)	20,000	19,748

Mid-America Apartments L.P., 3.95%, 3/15/29	40,000	39,210
Millrose Properties, Inc.,
6.38%, 8/01/30(b)	43,000	43,318
6.25%, 9/15/32(b)	32,000	31,973
	Par(a)	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	$27,000	$26,199
4.63%, 8/01/29	117,000	93,760
3.50%, 3/15/31	80,000	54,607
8.50%, 2/15/32(b)	7,000	7,114
Omega Healthcare Investors, Inc.,
4.75%, 1/15/28	20,000	19,949
5.20%, 7/01/30	240,000	238,673

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 5/15/29(b)	40,000	38,987
Prologis L.P.,
4.88%, 6/15/28	20,000	20,123
4.75%, 6/15/33	40,000	39,026

Realty Income Corp., 4.75%, 2/15/29	90,000	90,000
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	40,000	38,101
Simon Property Group L.P.,
4.38%, 10/01/30	100,000	98,213
5.50%, 3/08/33	40,000	40,631
4.75%, 9/26/34	50,000	47,870

Sun Communities Operating L.P., 2.30%, 11/01/28	40,000	37,914
Ventas Realty L.P., 5.10%, 7/15/32	80,000	79,625
VICI Properties L.P.,
4.75%, 2/15/28	60,000	59,882
4.95%, 2/15/30	60,000	59,318
5.63%, 4/01/35	40,000	39,184

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	47,521
Welltower OP LLC,
4.50%, 7/01/30	120,000	118,310
3.85%, 6/15/32	70,000	65,865
5.13%, 7/01/35	80,000	78,871

XHR L.P., 4.88%, 6/01/29(b)	52,000	50,660
		2,565,347
Real Estate Owners & Developers – 0.1%
Five Point Operating Co. L.P., 8.00%, 10/01/30(b)	24,000	24,598
Howard Hughes (The) Corp.,
4.13%, 2/01/29(b)	33,000	31,809
4.38%, 2/01/31(b)	61,000	57,006
6.13%, 3/01/34(b)	15,000	14,622
		128,035

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Real Estate Services – 0.1%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	$33,000	$33,250
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	30,000	29,557
9.75%, 4/15/30(b)	27,000	28,929
CBRE Services, Inc.,
5.50%, 4/01/29	40,000	40,637
4.80%, 6/15/30	40,000	39,573
4.90%, 1/15/33	80,000	77,825

Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(b)	8,000	8,000
		257,771
Retail - Consumer Staples – 0.0%(c)
Arko Corp., 5.13%, 11/15/29(b)	44,000	41,141
Kroger (The) Co., 5.00%, 9/15/34	6,000	5,815
		46,956
Retail - Discretionary – 0.3%
Academy Ltd., 5.88%, 5/15/31(b)	9,000	8,903
Advance Auto Parts, Inc.,
7.00%, 8/01/30(b)	42,000	43,035
7.38%, 8/01/33(b)	18,000	18,578
AutoZone, Inc.,
4.50%, 2/01/28	40,000	39,954
5.40%, 7/15/34	20,000	19,946

Bath & Body Works, Inc., 6.75%, 7/01/36	30,000	29,669
Builders FirstSource, Inc.,
6.38%, 6/15/32(b)	31,000	30,818
6.75%, 5/15/35(b)	37,000	36,632

Dick’s Sporting Goods, Inc., 4.00%, 10/01/29	30,000	29,144
Gap (The), Inc.,
3.63%, 10/01/29(b)	39,000	36,689
3.88%, 10/01/31(b)	47,000	42,599

Home Depot (The), Inc., 4.90%, 4/15/29	60,000	60,514
Kohl’s Corp.,
10.00%, 6/01/30(b)	27,000	29,163
5.13%, 5/01/31	68,000	60,944
Lowe’s Cos., Inc.,
3.95%, 10/15/27	20,000	19,866
4.00%, 10/15/28	20,000	19,716
2.63%, 4/01/31	10,000	9,030
	Par(a)	Value
Retail - Discretionary (Continued)
Macy’s Retail Holdings LLC,
6.13%, 3/15/32(b)	$32,000	$32,096
7.38%, 8/01/33(b)	31,000	32,258

Petco Health & Wellness Co., Inc., 8.25%, 2/01/31(b)	63,000	63,201
QXO Building Products, Inc.,
6.50%, 7/15/31(b)	5,000	5,020
6.75%, 4/30/32(b)	114,000	116,424
		784,199
Semiconductors – 0.6%
Analog Devices, Inc., 2.10%, 10/01/31	30,000	26,171
Broadcom, Inc.,
1.95%, 2/15/28	60,000	57,600
4.00%, 4/15/29	5,000	4,899
4.35%, 2/15/30	40,000	39,032
5.05%, 4/15/30	66,000	65,844
4.30%, 1/15/31	60,000	58,003
4.95%, 1/15/36	45,000	42,241
Intel Corp.,
3.75%, 8/05/27	40,000	39,667
2.45%, 11/15/29	40,000	36,919
5.30%, 5/15/36	60,000	57,928

Lam Research Corp., 4.00%, 3/15/29	50,000	49,140
Synaptics, Inc., 4.00%, 6/15/29(b)	1,023,000	1,004,644
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	46,806
4.90%, 3/14/33	25,000	24,898
4.85%, 2/08/34	60,000	59,029
		1,612,821
Software – 0.5%
Autodesk, Inc., 5.30%, 6/15/35	50,000	49,076
CoreWeave, Inc.,
9.25%, 6/01/30(b)	94,000	87,848
9.00%, 2/01/31(b)	40,000	36,108
9.75%, 10/01/31(b)	24,000	21,777
9.63%, 7/15/32(b)	8,000	7,160

Elastic N.V., 4.13%, 7/15/29(b)	33,000	31,444
Fortinet, Inc., 2.20%, 3/15/31	10,000	8,840
Gen Digital, Inc.,
6.75%, 9/30/27(b)	34,000	34,052
6.25%, 4/01/33(b)	43,000	42,329

Intuit, Inc., 5.20%, 9/15/33	100,000	99,086

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software (Continued)
Oracle Corp.,
3.25%, 11/15/27	$20,000	$19,543
2.30%, 3/25/28	40,000	38,110
4.55%, 2/04/29	230,000	224,225
4.20%, 9/27/29	20,000	19,162
2.95%, 4/01/30	20,000	17,993
4.45%, 9/26/30	75,000	70,797
5.25%, 2/03/32	60,000	57,390
4.80%, 9/26/32	45,000	41,418
5.50%, 8/03/35	95,000	87,206
5.20%, 9/26/35	110,000	98,694
Roper Technologies, Inc.,
4.50%, 10/15/29	60,000	59,337
5.10%, 9/15/35	20,000	19,079
Salesforce, Inc.,
4.50%, 3/15/28	50,000	49,885
4.65%, 3/15/29	60,000	59,734

ServiceNow, Inc., 1.40%, 9/01/30	40,000	34,821
		1,315,114
Specialty Finance – 1.4%
Ally Financial, Inc.,
(SOFR Index + 1.96%), 5.74%, 5/15/29(g)	100,000	101,127
(SOFR + 3.26%), 6.99%, 6/13/29(g)	30,000	31,012
(SOFR Index + 1.73%), 5.54%, 1/17/31(g)	30,000	30,055
(SOFR + 1.78%), 5.55%, 7/31/33(g)	190,000	187,197
American Express Co.,
(SOFR + 0.87%), 4.46%, 2/10/32(g)	80,000	78,190
(SOFR + 1.22%), 4.92%, 7/20/33(g)	255,000	251,481
(SOFR Index + 1.32%), 5.44%, 1/30/36(g)	90,000	89,900
(SOFR + 1.24%), 4.80%, 10/24/36(g)	135,000	127,938
Blackstone Mortgage Trust, Inc.,
7.75%, 12/01/29(b)	40,000	41,337
6.25%, 6/01/31(b)	40,000	38,245

Bread Financial Holdings, Inc., 6.75%, 5/15/31(b)	25,000	25,486
Broadridge Financial Solutions, Inc.,
2.90%, 12/01/29	20,000	18,660
2.60%, 5/01/31	10,000	8,868
	Par(a)	Value
Specialty Finance (Continued)
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(g)	$110,000	$110,625
(SOFR + 2.06%), 4.93%, 5/10/28(g)	30,000	30,056
(SOFR + 2.08%), 5.47%, 2/01/29(g)	100,000	100,905
(SOFR + 2.64%), 6.31%, 6/08/29(g)	118,000	120,924
(SOFR + 1.56%), 5.46%, 7/26/30(g)	120,000	121,512
(SOFR + 3.07%), 7.62%, 10/30/31(g)	20,000	21,749
(SOFR + 1.99%), 5.88%, 7/26/35(g)	120,000	121,267
Credit Acceptance Corp.,
9.25%, 12/15/28(b)	43,000	44,514
6.63%, 3/15/30(b)	48,000	47,948

Enact Holdings, Inc., 6.25%, 5/28/29	50,000	51,288
Encore Capital Group, Inc.,
8.50%, 5/15/30(b)	24,000	25,410
6.63%, 4/15/31(b)	26,000	26,110
6.63%, 6/01/32(b)	32,000	32,044
Enova International, Inc.,
11.25%, 12/15/28(b)	13,000	13,660
9.13%, 8/01/29(b)	42,000	43,938

Equifax, Inc., 4.80%, 9/15/29	65,000	64,764
FactSet Research Systems, Inc., 3.45%, 3/01/32	72,000	64,782
Fair Isaac Corp.,
6.00%, 5/15/33(b)	18,000	17,421
6.25%, 9/15/34(b)	50,000	48,303

Fidelity National Financial, Inc., 4.50%, 8/15/28	20,000	19,863
Figure Technology Solutions, Inc., 8.50%, 7/31/31(b)	32,000	31,496
FirstCash, Inc.,
6.88%, 3/01/32(b)	19,000	19,273
6.13%, 5/01/34(b)	35,000	34,503
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,278
5.60%, 3/02/33	150,000	149,447
5.45%, 3/15/34	30,000	29,241
FTAI Aviation Investors LLC,
5.50%, 5/01/28(b)	38,000	37,874
7.88%, 12/01/30(b)	10,000	10,419

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
Mastercard, Inc.,
1.90%, 3/15/31	$22,000	$19,411
4.95%, 3/15/32	90,000	90,120
4.55%, 1/15/35	50,000	47,894

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,989
OneMain Finance Corp.,
7.88%, 3/15/30	25,000	25,880
7.50%, 5/15/31	32,000	32,800
7.13%, 11/15/31	52,000	52,696
6.75%, 3/15/32	31,000	30,850
7.13%, 9/15/32	48,000	48,503
6.75%, 9/15/33	21,000	20,662

Rithm Capital Corp., 8.00%, 7/15/30(b)	11,000	11,001
Rocket Cos, Inc.,
6.50%, 8/01/29(b)	11,000	11,144
6.13%, 8/01/30(b)	15,000	15,122
6.13%, 8/01/31(b)	10,000	10,046
6.50%, 6/15/34(b)	5,000	5,040

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 3/01/31(b)	48,000	44,468
S&P Global, Inc.,
4.25%, 5/01/29	30,000	29,623
1.25%, 8/15/30	110,000	95,461
4.25%, 1/15/31(b)	60,000	58,287
2.90%, 3/01/32	90,000	80,895

SLM Corp., 6.50%, 1/31/30	34,000	34,390
Starwood Property Trust, Inc.,
7.25%, 4/01/29(b)	49,000	50,490
6.00%, 4/15/30(b)	13,000	13,033
6.50%, 10/15/30(b)	20,000	20,276
6.13%, 6/01/31(b)	5,000	4,988

Sumisho Air Lease Corp., 5.30%, 2/01/28	20,000	20,116
Synchrony Financial,
(SOFR Index + 2.13%), 5.94%, 8/02/30(g)	30,000	30,447
(SOFR + 1.35%), 5.45%, 10/15/30(g)	40,000	40,053
7.25%, 2/02/33	32,000	32,888

WS Escrow LLC, 7.75%, 6/01/33(b)	36,000	37,248
		3,519,931
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31(b)	44,000	44,906
7.38%, 5/01/33(b)	13,000	13,139
7.63%, 1/15/34(b)	66,000	66,785
	Par(a)	Value
Steel (Continued)

Reliance, Inc., 2.15%, 8/15/30	$40,000	$35,809
Steel Dynamics, Inc., 4.00%, 12/15/28	60,000	59,058
		219,697
Technology – 0.0%(c)
Stingray Compute LLC, 6.00%, 6/15/31(b)	47,000	45,852
Technology Hardware – 0.8%
Apple, Inc., 3.35%, 8/08/32	25,000	23,358
Cisco Systems, Inc.,
4.85%, 2/26/29	40,000	40,258
4.95%, 2/24/32	60,000	59,997
5.05%, 2/26/34	45,000	44,588

Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	58,000	60,211
Jabil, Inc.,
5.45%, 2/01/29	30,000	30,301
4.75%, 2/01/33	40,000	38,393
Motorola Solutions, Inc.,
4.60%, 5/23/29	180,000	178,970
4.85%, 8/15/30	60,000	59,544
2.75%, 5/24/31	40,000	35,966
5.60%, 6/01/32	50,000	50,852
5.40%, 4/15/34	70,000	69,413
5.55%, 8/15/35	60,000	59,835

NCR Atleos Corp., 9.50%, 4/01/29(b)	1,155,000	1,224,929
NetApp, Inc.,
2.70%, 6/22/30	20,000	18,296
5.70%, 3/17/35	44,000	44,286

TD SYNNEX Corp., 4.30%, 1/17/29	20,000	19,662
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	36,338
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	27,128
		2,122,325
Telecommunications – 0.7%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(b)	107,000	104,593
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(b)	107,000	104,354
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	38,000	40,385
AT&T, Inc.,
4.35%, 3/01/29	2,000	1,975
4.55%, 11/01/32	200,000	192,120

Cipher Compute LLC, 7.13%, 11/15/30(b)	49,000	49,981

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Telecommunications (Continued)

Core Scientific Finance I LLC, 7.75%, 5/15/31(b)	$108,000	$105,756
Galaxy Helios Data Centers II LLC, 9.88%, 8/01/31(b)	80,000	80,218
Level 3 Financing, Inc., 8.50%, 1/15/36(b)	25,902	26,948
Sprint Capital Corp.,
6.88%, 11/15/28	60,000	62,626
8.75%, 3/15/32	30,000	34,908
T-Mobile U.S.A., Inc.,
2.05%, 2/15/28	60,000	57,649
2.63%, 2/15/29	40,000	37,885
3.88%, 4/15/30	40,000	38,417
2.88%, 2/15/31	99,000	90,026
5.15%, 4/15/34	45,000	44,022
4.70%, 1/15/35	160,000	150,294
5.30%, 5/15/35	90,000	88,026
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
6.50%, 2/15/29(b)	38,000	37,478
8.63%, 6/15/32(b)	5,000	5,106
8.63%, 6/15/32(b)	37,000	37,787

Uniti Services LLC, 7.50%, 10/15/33(b)	23,000	23,503
Verizon Communications, Inc.,
4.75%, 1/15/33	45,000	43,588
5.25%, 4/02/35	95,000	92,616

Viasat, Inc., 7.50%, 5/30/31(b)	84,000	83,979
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	96,000	99,939
WULF Compute LLC, 7.75%, 10/15/30(b)	100,000	103,897
		1,838,076
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
4.88%, 2/04/28	60,000	60,235
6.20%, 11/01/28	110,000	113,394
4.80%, 2/14/29	60,000	60,030
3.40%, 5/06/30	30,000	28,426
4.50%, 8/06/30	40,000	39,358
2.45%, 2/04/32	190,000	165,464
6.88%, 11/01/33	110,000	119,950
5.25%, 8/06/35	125,000	122,558
Philip Morris International, Inc.,
4.13%, 4/28/28	60,000	59,553
3.38%, 8/15/29	15,000	14,427
	Par(a)	Value
Tobacco & Cannabis (Continued)
Philip Morris International, Inc.,
5.63%, 11/17/29	$204,000	$208,947
5.13%, 2/15/30	80,000	80,614
2.10%, 5/01/30	60,000	54,390
4.00%, 10/29/30	40,000	38,641
5.75%, 11/17/32	25,000	25,869
5.38%, 2/15/33	50,000	50,566
5.63%, 9/07/33	90,000	92,167
4.90%, 11/01/34	100,000	97,644
		1,432,233
Transportation & Logistics – 0.1%
Allegiant Travel Co., 7.13%, 7/01/31(b)	69,000	69,916
American Airlines, Inc., 7.25%, 2/15/28(b)	35,000	35,293
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	107,000	93,105
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,891
		213,205
Transportation Equipment – 0.0%(c)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	60,658
Wholesale - Consumer Staples – 0.0%(c)
Sysco Corp., 5.75%, 1/17/29	60,000	61,245
Total Corporate Bonds (Cost $52,461,665)		51,944,221

Foreign Issuer Bonds – 4.7%
Australia – 0.2%
BHP Billiton Finance U.S.A. Ltd.,
4.75%, 2/28/28	220,000	220,778
5.00%, 2/21/30	20,000	20,088
Fortescue Treasury Pty. Ltd.,
4.38%, 4/01/31(b)	38,000	35,814
6.13%, 4/15/32(b)	70,000	70,737
Mineral Resources Ltd.,
7.00%, 4/01/31(b)	32,000	32,930
6.00%, 5/01/32(b)	10,000	9,816
6.25%, 5/01/34(b)	10,000	9,747

PLS Group Ltd., 6.88%, 5/01/31(b)	10,000	10,136

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Australia (Continued)

Rio Tinto Finance U.S.A. Ltd., 7.13%, 7/15/28	$8,000	$8,372
Rio Tinto Finance U.S.A. PLC, 5.25%, 3/14/35	110,000	109,383
		527,801
Bermuda – 0.1%
RenaissanceRe Holdings Ltd.,
3.60%, 4/15/29	60,000	58,066
5.75%, 6/05/33	81,000	81,619
		139,685
Brazil – 0.1%
Klabin Austria GmbH, 7.00%, 4/03/49(b)	44,000	43,790
Suzano Austria GmbH, 6.00%, 1/15/29	100,000	101,251
Vale Overseas Ltd., 3.75%, 7/08/30	60,000	57,081
		202,122
Burkina Faso – 0.0%(c)
IAMGOLD Corp., 5.75%, 10/15/28(b)	20,000	19,952
Cameroon – 0.0%(c)
Golar LNG Ltd., 7.50%, 10/02/30(b)	27,000	27,557
Canada – 1.0%
Bank of Montreal,
5.72%, 9/25/28	50,000	51,069
(SOFR + 0.89%), 4.34%, 3/19/30(g)	20,000	19,769
(5Y U.S. Treasury CMT + 3.45%), 7.70%, 5/26/84(g)	80,000	82,967
(5Y U.S. Treasury CMT + 2.98%), 6.88%, 11/26/85(g)	80,000	80,476
Bank of Nova Scotia (The),
(SOFR + 0.76%), 4.04%, 9/15/28(g)	60,000	59,630
(5Y U.S. Treasury CMT + 4.39%), 8.63%, 10/27/82(g)	80,000	82,830
(5Y U.S. Treasury CMT + 4.02%), 8.00%, 1/27/84(g)	80,000	83,915

Brookfield Finance, Inc., 5.33%, 1/15/36	70,000	67,516
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	3,000
4.88%, 2/15/30(b)	48,000	44,726
	Par(a)	Value
Canada (Continued)
Canadian Imperial Bank of Commerce,
(SOFR + 1.34%), 4.63%, 9/11/30(g)	$25,000	$24,759
(5Y U.S. Treasury CMT + 2.83%), 6.95%, 1/28/85(g)	80,000	80,592

Canadian National Railway Co., 3.85%, 8/05/32	60,000	56,547
CGI, Inc., 4.95%, 3/14/30	100,000	98,895
Champion Iron Canada, Inc., 7.88%, 7/15/32(b)	48,000	49,201
Enbridge, Inc.,
4.85%, 3/27/31	70,000	69,319
5.63%, 4/05/34	35,000	35,416
(5Y U.S. Treasury CMT + 3.12%), 7.38%, 3/15/55(g)	30,000	31,325
(3M CME Term SOFR + 3.68%), 5.50%, 7/15/77(g)	30,000	29,929
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	23,165
5.63%, 8/16/32	70,000	70,880
6.00%, 12/07/33	181,000	186,027

New Flyer Holdings, Inc., 9.25%, 7/01/30(b)	56,000	59,946
Open Text Holdings, Inc.,
4.13%, 2/15/30(b)	22,000	20,296
4.13%, 12/01/31(b)	30,000	26,471

RB Global Holdings, Inc., 6.75%, 3/15/28(b)	20,000	20,178
Rogers Communications, Inc.,
(5Y U.S. Treasury CMT + 2.65%), 7.00%, 4/15/55(g)	13,000	13,078
(5Y U.S. Treasury CMT + 2.62%), 7.13%, 4/15/55(g)	43,000	43,398
Royal Bank of Canada,
5.20%, 8/01/28	40,000	40,507
(SOFR + 0.70%), 4.00%, 11/03/28(g)	40,000	39,696
(SOFR + 0.83%), 4.97%, 1/24/29(g)	80,000	80,369
(SOFR + 0.89%), 4.50%, 8/06/29(g)	60,000	59,710
(SOFR Index + 1.13%), 4.97%, 5/02/31(g)	40,000	39,978
(5Y U.S. Treasury CMT + 2.89%), 7.50%, 5/02/84(g)	80,000	82,623
(5Y U.S. Treasury CMT + 2.82%), 6.75%, 8/24/85(g)	80,000	81,085

Skeena Resources Ltd., 8.50%, 4/01/31(b)	77,000	80,393

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)
Toronto-Dominion Bank (The),
4.69%, 9/15/27	$100,000	$100,190
(5Y U.S. Treasury CMT + 4.08%), 8.13%, 10/31/82(g)	80,000	82,436
(5Y U.S. Treasury CMT + 2.98%), 7.25%, 7/31/84(g)	80,000	82,445
TransCanada PipeLines Ltd.,
4.25%, 5/15/28	30,000	29,789
4.10%, 4/15/30	20,000	19,405
(5Y U.S. Treasury CMT + 2.61%), 7.00%, 6/01/65(g)	30,000	30,781

Trekor Metals Ltd., 8.25%, 5/01/30(b)	54,000	56,113
Wrangler Holdco Corp., 6.63%, 4/01/32(b)	28,000	28,042
		2,448,882
Colombia – 0.0%(c)
Aris Mining Corp., 8.00%, 10/31/29(b)	20,000	20,777
Parex Resources, Inc., 8.50%, 5/11/31(b)	52,000	52,964
		73,741
Congo – 0.0%(c)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	76,000	76,433
Denmark – 0.0%(c)
Genmab A.S./Genmab Finance LLC,
6.25%, 12/15/32(b)	13,000	13,119
7.25%, 12/15/33(b)	40,000	41,244
		54,363
France – 0.0%(c)
Viridien, 10.00%, 10/15/30(b)	12,000	12,526
Germany – 0.1%
Deutsche Bank A.G., (SOFR + 3.18%), 6.72%, 1/18/29(g)	100,000	102,641
IHO Verwaltungs GmbH,
(100% Cash), 7.75%, 11/15/30(b)	23,000	23,839
8.00%, 11/15/32(b)(i)	6,000	6,300
		132,780
Ghana – 0.0%(c)
Kosmos Energy Ltd., 8.75%, 10/01/31(b)	32,000	28,037
	Par(a)	Value
Greece – 0.0%(c)
Danaos Corp., 6.88%, 10/15/32(b)	$41,000	$41,887
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	82,000	75,314
7.38%, 4/02/32(b)	42,000	43,018
		118,332
India – 0.0%(c)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	73,000	73,118
Indonesia – 0.0%(c)
Nickel Industries Ltd., 9.00%, 9/30/30(b)	69,000	70,387
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.63%, 10/15/27	130,000	129,955
4.88%, 4/01/28	10,000	10,018
4.95%, 9/10/34	300,000	287,163
(5Y U.S. Treasury CMT + 2.72%), 6.95%, 3/10/55(g)	80,000	81,843
		508,979
Ivory Coast – 0.0%(c)
Endeavour Mining PLC, 7.00%, 5/28/30(b)	38,000	38,553
Japan – 0.8%
Honda Motor Co. Ltd., 4.69%, 7/08/30	130,000	128,264
Kioxia Holdings Corp.,
6.25%, 7/24/30(b)	15,000	15,340
6.63%, 7/24/33(b)	14,000	14,469
Mitsubishi UFJ Financial Group, Inc.,
(1Y U.S. Treasury CMT + 0.83%), 2.34%, 1/19/28(g)	275,000	272,300
(1Y U.S. Treasury CMT + 1.95%), 5.02%, 7/20/28(g)	100,000	100,347
(1Y U.S. Treasury CMT + 0.82%), 5.26%, 4/17/30(g)	160,000	161,280
Mizuho Financial Group, Inc.,
(1Y U.S. Treasury CMT + 1.65%), 5.78%, 7/06/29(g)	100,000	101,887
(1Y U.S. Treasury CMT + 1.08%), 5.38%, 7/10/30(g)	190,000	192,224
(1Y U.S. Treasury CMT + 0.92%), 4.71%, 7/08/31(g)	200,000	197,177

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Japan (Continued)
Nissan Motor Co. Ltd.,
7.50%, 7/17/30(b)	$26,000	$26,631
4.81%, 9/17/30(b)	18,000	16,685
7.75%, 7/17/32(b)	60,000	61,979
8.13%, 7/17/35(b)	95,000	100,240

Nomura Holdings, Inc., 5.84%, 1/18/28	100,000	101,502
Rakuten Group, Inc.,
9.75%, 4/15/29(b)	93,000	100,977
(5Y U.S. Treasury CMT + 4.96%), 6.25%, 4/22/31(b)(g)(j)	16,000	15,169
Sumitomo Mitsui Financial Group, Inc.,
4.11%, 1/15/29	160,000	157,452
5.71%, 1/13/30	160,000	163,568
		1,927,491
Mexico – 0.1%
America Movil S.A.B. de C.V., 3.63%, 4/22/29	100,000	96,531
Borr IHC Ltd./Borr Finance LLC, 9.00%, 1/15/34(b)	26,000	25,469
		122,000
Netherlands – 0.1%
ING Groep N.V., (SOFR Index + 1.23%), 5.07%, 3/25/31(g)	200,000	200,179
Sunrise FinCo I B.V., 4.88%, 7/15/31(b)	56,000	52,502
		252,681
Nigeria – 0.0%(c)
IHS Holding Ltd.,
7.88%, 5/29/30(b)	26,000	26,655
8.25%, 11/29/31(b)	67,000	69,860
		96,515
Norway – 0.0%(c)
TGS ASA, 8.50%, 1/15/30(b)	28,000	29,289
South Africa – 0.0%(c)
Stillwater Mining Co., 4.50%, 11/16/29(b)	24,000	22,845
Spain – 0.6%
Banco Santander S.A.,
(1Y U.S. Treasury CMT + 0.95%), 5.37%, 7/15/28(g)	200,000	201,326
(1Y U.S. Treasury CMT + 1.45%), 5.54%, 3/14/30(g)	1,200,000	1,216,906

Grifols S.A., 4.75%, 10/15/28(b)	43,000	41,955
		1,460,187
	Par(a)	Value
Switzerland – 0.1%
UBS A.G., (SOFR + 0.81%), 4.30%, 3/16/29(g)	$250,000	$248,630
Taiwan – 0.0%(c)
TSMC Arizona Corp., 4.13%, 4/22/29	50,000	49,504
Tanzania, United Republic of – 0.0%(c)
HTA Group Ltd., 7.50%, 6/04/29(b)	43,000	43,969
Turkey – 0.0%(c)
Eldorado Gold Corp., 6.25%, 9/01/29(b)	25,000	24,972
Sisecam UK PLC,
8.63%, 5/02/32(b)	38,000	38,460
8.38%, 1/23/33(b)	29,000	29,222
		92,654
United Kingdom – 1.2%
Barclays PLC,
(1Y U.S. Treasury CMT + 2.65%), 5.50%, 8/09/28(g)	130,000	130,949
(SOFR + 1.34%), 4.84%, 9/10/28(g)	200,000	200,079
(3M USD LIBOR + 1.90%), 4.97%, 5/16/29(g)	130,000	130,119
BAT Capital Corp.,
3.56%, 8/15/27	60,000	59,412
6.34%, 8/02/30	96,000	100,656
BAT International Finance PLC,
4.45%, 3/16/28	80,000	79,753
5.93%, 2/02/29	60,000	61,583

Belron UK Finance PLC, 5.75%, 10/15/29(b)	48,000	47,985
Diageo Capital PLC, 5.50%, 1/24/33	260,000	263,583
Diageo Investment Corp., 5.13%, 8/15/30	30,000	30,223
HSBC Holdings PLC,
(SOFR + 1.06%), 5.60%, 5/17/28(g)	110,000	110,755
(SOFR + 3.35%), 7.39%, 11/03/28(g)	160,000	164,974
(SOFR + 1.97%), 6.16%, 3/09/29(g)	200,000	204,103
(3M CME Term SOFR + 1.80%), 4.58%, 6/19/29(g)	160,000	159,284
(SOFR + 1.29%), 5.29%, 11/19/30(g)	400,000	402,249
(SOFR + 1.29%), 5.13%, 3/03/31(g)	160,000	159,765
(SOFR + 1.19%), 4.62%, 11/06/31(g)	160,000	156,406

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
United Kingdom (Continued)

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	$99,000	$102,463
Lloyds Banking Group PLC,
(1Y U.S. Treasury CMT + 0.85%), 5.09%, 11/26/28(g)	60,000	60,280
(1Y U.S. Treasury CMT + 0.82%), 4.43%, 11/04/31(g)	250,000	243,280

nVent Finance S.a.r.l., 4.55%, 4/15/28	40,000	39,773
RELX Capital, Inc., 4.75%, 3/27/30	10,000	9,942
Santander UK Group Holdings PLC,
(3M USD LIBOR + 1.40%), 3.82%, 11/03/28(g)	60,000	59,280
(SOFR + 2.60%), 6.53%, 1/10/29(g)	30,000	30,676
		3,007,572
Zambia – 0.0%(c)
First Quantum Minerals Ltd., 8.63%, 6/01/31(b)	29,000	30,169
Total Foreign Issuer Bonds (Cost $12,089,771)		11,978,641

Mortgage-Backed Securities – 15.2%
Federal National Mortgage Association – 0.1%
Pool,
3.00%, 10/01/37	31,681	29,608
4.50%, 1/01/49	6,204	5,916
2.50%, 11/01/50	56,410	46,539
5.00%, 1/01/55	190,743	185,463
		267,526
Government National Mortgage Association – 1.1%
Pool,
3.00%, 8/01/53(k)	325,000	281,747
4.50%, 8/01/53(k)	250,000	234,287
5.00%, 8/01/53(k)	225,000	217,681
5.50%, 8/01/53(k)	375,000	372,519
6.00%, 8/01/53(k)	325,000	330,301
2.50%, 8/01/55(k)	350,000	292,082
4.00%, 8/01/55(k)	150,000	135,677
2.00%, 8/01/56(k)	850,000	680,398
3.50%, 8/01/56(k)	300,000	262,564
6.50%, 8/01/56(k)	75,000	77,489
		2,884,745
	Par(a)	Value
Government National Mortgage Association II – 0.1%
Pool,
2.50%, 12/20/46 - 1/20/51	$130,312	$108,405
5.00%, 2/20/55	107,957	104,917
		213,322
Uniform Mortgage-Backed Securities – 3.1%
Pool,
2.00%, 8/01/41 - 8/01/53(k)	2,275,000	1,821,508
2.50%, 8/01/41 - 8/01/53(k)	1,765,000	1,482,391
3.00%, 8/01/41 - 8/01/52(k)	925,000	796,575
3.50%, 8/01/41 - 8/01/53(k)	575,000	511,358
4.00%, 8/01/41 - 8/01/52(k)	775,000	714,164
4.50%, 8/01/53(k)	375,000	352,098
5.00%, 8/01/53(k)	525,000	506,607
5.50%, 8/01/53(k)	800,000	791,684
6.00%, 8/01/53(k)	625,000	631,882
6.50%, 8/01/53(k)	375,000	386,587
		7,994,854
Whole Loan – 10.8%
FHLMC STACR REMIC Trust,
Series 2020-HQA5, Class B1, (30D Average SOFR + 4.00%), 7.62%, 11/25/50(b)(l)	318,363	345,424
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 8.37%, 1/25/51(b)(l)	887,000	994,824
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.02%, 8/25/33(b)(l)	700,000	776,581
Series 2021-DNA2, Class B2, (30D Average SOFR + 6.00%), 9.62%, 8/25/33(b)(l)	150,000	187,641
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.12%, 10/25/33(b)(l)	250,000	279,220
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 6.67%, 1/25/34(b)(l)	784,414	829,518
Series 2021-DNA5, Class B2, (30D Average SOFR + 5.50%), 9.12%, 1/25/34(b)(l)	750,000	914,267
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.02%, 10/25/41(b)(l)	780,000	784,124

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 6.62%, 8/25/33(b)(l)	$629,000	$686,006
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 6.77%, 12/25/33(b)(l)	780,000	869,700
Series 2021-HQA2, Class B2, (30D Average SOFR + 5.45%), 9.07%, 12/25/33(b)(l)	200,000	242,189
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 6.97%, 9/25/41(b)(l)	800,000	802,504
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 5.72%, 9/25/41(b)(l)	355,000	355,554
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 7.37%, 12/25/41(b)(l)	750,000	756,562
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.02%, 1/25/42(b)(l)	250,000	251,328
Series 2022-DNA3. Class M2, (30D Average SOFR + 4.35%), 7.97%, 4/25/42(b)(l)	521,000	533,573
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 8.87%, 5/25/42(b)(l)	550,000	568,660
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 10.62%, 3/25/52(b)(l)	500,000	534,060
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 8.87%, 3/25/42(b)(l)	1,288,000	1,321,462
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 9.62%, 7/25/42(b)(l)	485,000	507,431
Series 2023-DNA2, Class M1B, (30D Average SOFR + 3.25%), 6.87%, 4/25/43(b)(l)	470,000	486,553
Series 2023-HQA3, Class M2, (30D Average SOFR + 3.35%), 6.97%, 11/25/43(b)(l)	500,000	519,348
	Par(a)	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 7.27%, 11/25/41(b)(l)	$860,000	$866,817
FNMA Connecticut Avenue Securities,
Series 2019-R06, Class 2B1, (30D Average SOFR + 3.86%), 7.48%, 9/25/39(b)(l)	663,445	665,933
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%), 6.98%, 1/25/40(b)(l)	390,870	394,536
Series 2020-R02, Class 2B1, (30D Average SOFR + 3.11%), 6.73%, 1/25/40(b)(l)	640,000	645,203
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 7.38%, 2/25/40(b)(l)	675,000	685,125
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 6.72%, 10/25/41(b)(l)	855,200	859,196
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 6.92%, 11/25/41(b)(l)	750,000	755,268
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%), 6.37%, 12/25/41(b)(l)	900,000	905,976
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 6.77%, 12/25/41(b)(l)	1,034,000	1,038,529
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.12%, 1/25/42(b)(l)	1,886,000	1,917,588
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 6.62%, 1/25/42(b)(l)	914,856	923,239
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 9.87%, 3/25/42(b)(l)	635,000	655,637
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 8.87%, 3/25/42(b)(l)	250,000	256,641

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R05, Class 2B2, (30D Average SOFR + 7.00%), 10.62%, 4/25/42(b)(l)	$572,638	$595,735
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 6.62%, 4/25/42(b)(l)	546,436	553,117
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 9.97%, 5/25/42(b)(l)	290,000	301,962
Series 2022-R07, Class 1B1, (30D Average SOFR + 6.80%), 10.42%, 6/25/42(b)(l)	500,000	523,595
Series 2022-R08, Class 1B1, (30D Average SOFR + 5.60%), 9.22%, 7/25/42(b)(l)	235,000	245,277
Series 2022-R09, Class 2M2, (30D Average SOFR + 4.75%), 8.37%, 9/25/42(b)(l)	250,000	260,000
Series 2023-R01, Class 1M2, (30D Average SOFR + 3.75%), 7.37%, 12/25/42(b)(l)	440,000	456,054
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%), 6.12%, 2/25/44(b)(l)	345,000	353,282
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%), 5.67%, 9/25/44(b)(l)	250,000	251,875
		27,657,114
Total Mortgage-Backed Securities (Cost $39,341,931)		39,017,561

	Number of Shares
Preferred Stocks – 1.2%
Specialty Finance – 1.2%
Adamas Trust, Inc., (3M USD LIBOR + 6.43%), 11.28%(l)	2,103	52,869
Adamas Trust, Inc. (NASDAQ Exchange), (SOFR + 6.13%), 6.88%(l)	21,682	529,908
AGNC Investment Corp., (3M CME Term SOFR + 4.96%), 8.71%(l)	23,314	584,482
	Number of Shares	Value
Specialty Finance (Continued)
AGNC Investment Corp. (NASDAQ Exchange), (3M CME Term SOFR + 5.25%), 9.02%(l)	3,228	$82,379
MFA Financial, Inc., (3M CME Term SOFR + 5.61%), 9.37%(l)	31,438	729,047
Redwood Trust, Inc., (5Y U.S. Treasury CMT + 6.28%), 10.00%(l)	7,133	174,188
Rithm Capital Corp., (3M CME Term SOFR + 5.90%), 9.66%(l)	5,335	134,122
Rithm Capital Corp. (New York Exchange), (3M CME Term SOFR + 5.23%), 8.99%(l)	28,302	693,116
Total Preferred Stocks (Cost $2,641,822)		2,980,111

Rights – 0.1%
Asset Management – 0.0%(c)
TPG, Inc. CVR(m)(n)*	54,048	—
Biotechnology & Pharmaceuticals – 0.1%
Akero Therapeutics, Inc. CVR(m)(n)*	23,378	—
Albireo Pharma, Inc. CVR(m)(n)*	21,904	9,568
Arcellx, Inc. CVR(m)(n)*	19,818	—
Avadel Pharmaceuticals PLC CVR(m)(n)*	64,443	43,132
Biogen, Inc. CVR(m)(n)*	14,400	440
Centessa Pharmaceuticals PLC ADR CVR(m)(n)*	22,700	57,279
Concert Pharmaceuticals, Inc. CVR(m)(n)*	97,290	49,793
Metsera, Inc. CVR(m)(n)*	12,220	64,094
XOMA Royalty Corp. CVR(m)*	22,094	25,967
		250,273
Food – 0.0%(c)
TreeHouse Foods, Inc. CVR(m)(n)*	8,976	18,117
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest Products, Inc. CVR(m)(n)*	44,100	68,320
Medical Equipment & Devices – 0.0%(c)
ABIOMED, Inc. CVR(m)(n)*	8,954	14,326
Total Rights (Cost $17,324)		351,036

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value

Warrants – 0.0%(c)
Retail - Discretionary – 0.0%(c)
GameStop Corp.*	383	$728
Total Warrants (Cost $—)		728

	Par(a)/Number of Shares
Short-Term Investments – 6.9%
Convertible Bonds – 1.4%
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(d)	$875,000	871,760
CONMED Corp., 2.25%, 6/15/27	385,000	376,338
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)	238,000	235,683
Redwood Trust, Inc., 7.75%, 6/15/27(d)	1,662,000	1,678,620
Ziff Davis, Inc., 1.75%, 11/01/26	417,000	411,787
		3,574,188
Corporate Bonds – 0.8%
Ally Financial, Inc., 4.75%, 6/09/27	30,000	30,046
American Honda Finance Corp., 4.55%, 7/09/27	60,000	60,037
American Tower Corp., 3.55%, 7/15/27	40,000	39,681
Black Hills Corp., 3.15%, 1/15/27	20,000	19,887
Cardinal Health, Inc., 4.70%, 11/15/26	70,000	70,093
Charles Schwab (The) Corp., 5.88%, 8/24/26	75,000	75,024
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,073
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,952
Duke Energy Corp., 2.65%, 9/01/26	100,000	99,879
Edison International, 5.75%, 6/15/27	20,000	20,095
FactSet Research Systems, Inc., 2.90%, 3/01/27	150,000	148,436
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	168,076
5.00%, 7/15/27	60,000	60,272
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

Golub Capital BDC, Inc., 2.50%, 8/24/26	$10,000	$9,984
Hess Corp., 4.30%, 4/01/27	50,000	49,982
Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,135
Intel Corp., 3.75%, 3/25/27	50,000	49,769
International Business Machines Corp., 2.20%, 2/09/27	100,000	99,023
Jabil, Inc., 4.25%, 5/15/27	70,000	69,789
Kinder Morgan, Inc., 1.75%, 11/15/26	60,000	59,552
Las Vegas Sands Corp., 5.90%, 6/01/27	20,000	20,165
Lowe’s Cos., Inc., 3.35%, 4/01/27	25,000	24,837
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,830
Main Street Capital Corp., 6.50%, 6/04/27	20,000	20,210
Mondelez International, Inc., 2.63%, 3/17/27	40,000	39,573
Morgan Stanley, 3.95%, 4/23/27	12,000	11,953
MPLX L.P., 4.13%, 3/01/27	180,000	179,738
NetApp, Inc., 2.38%, 6/22/27	20,000	19,632
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b)	9,000	9,013
RenaissanceRe Finance, Inc., 3.45%, 7/01/27	40,000	39,652
Simon Property Group L.P., 1.38%, 1/15/27	10,000	9,870
Targa Resources Corp., 5.20%, 7/01/27	190,000	191,019
WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,007
Williams (The) Cos., Inc., 3.75%, 6/15/27	40,000	39,753
Zimmer Biomet Holdings, Inc., 4.70%, 2/19/27	150,000	150,279
		2,058,316
Money Market Fund – 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.55%(o)	9,558,179	9,558,179

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
U.S. Treasury Bills – 0.9%
U.S. Treasury Bills,
3.68%, 6/10/27(p)	$833,000	$805,520
3.85%, 7/08/27(p)	1,600,000	1,541,568
		2,347,088
Total Short-Term Investments (Cost $17,514,893)		17,537,771

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Call Options - Exchange Traded – 0.0%(c)
Boston Scientific Corp., Strike Price USD 50.00, Expires 9/18/26	10	46,730	1,630
Put Options - Exchange Traded – 0.0%(c)
Apogee Therapeutics, Inc.,
Strike Price USD 90.00, Expires 11/20/26	15	201,135	225
Strike Price USD 95.00, Expires 11/20/26	3	40,227	60
Strike Price USD 100.00, Expires 11/20/26	11	147,499	110
Crinetics Pharmaceuticals, Inc., Strike Price USD 80.00, Expires 9/18/26	104	868,608	4,680
Organon & Co., Strike Price USD 11.00, Expires 12/18/26	681	922,755	13,620
Solstice Advanced Materials, Inc., Strike Price USD 55.00, Expires 8/21/26	79	475,343	8,690
Warner Bros Discovery, Inc.,
Strike Price USD 21.00, Expires 9/18/26	56	147,280	672
Strike Price USD 22.00, Expires 9/18/26	1,129	2,969,270	18,064
			46,121
Total Purchased Options (Premiums Paid $110,720)			47,751
Total Long Positions – 102.6% (Cost $256,284,823)			262,529,009

	Number of Shares	Value
Short Positions – (16.2)%(q)
Common Stocks – (16.2)%
Aerospace & Defense – (0.1)%
Joby Aviation, Inc.	(19,236)	$(137,537)
Asset Management – (1.1)%
Ares Management Corp., Class A	(4,104)	(525,681)
IREN Ltd. (Australia)	(11,401)	(419,557)
KKR & Co., Inc.	(3,460)	(350,948)
Terawulf, Inc.	(48,987)	(865,110)
WisdomTree, Inc.	(32,227)	(624,237)
(2,785,533)
Banking – (0.2)%
Banco Santander S.A. ADR (Spain)	(25,646)	(361,609)
Biotechnology & Pharmaceuticals – (1.3)%
Bridgebio Pharma, Inc.	(5,374)	(430,404)
Collegium Pharmaceutical, Inc.	(14,631)	(517,791)
CRISPR Therapeutics A.G. (Switzerland)	(3,397)	(163,022)
Indivior Pharmaceuticals, Inc.	(2,852)	(114,108)
Ionis Pharmaceuticals, Inc.	(2,534)	(131,185)
Jazz Pharmaceuticals PLC	(4,718)	(1,192,993)
Pacira BioSciences, Inc.	(11,309)	(298,671)
Viridian Therapeutics, Inc.	(23,030)	(435,728)
(3,283,902)
Cable & Satellite – (0.2)%
Sirius XM Holdings, Inc.	(19,553)	(579,160)
Chemicals – (0.3)%
Albemarle Corp.	(5,848)	(687,959)
Commercial Support Services – (0.1)%
Alarm.com Holdings, Inc.	(5,454)	(298,607)
Electric Utilities – (1.1)%
NextEra Energy, Inc.	(21,909)	(1,904,330)
PG&E Corp.	(18,072)	(314,091)
PPL Corp.	(17,757)	(625,224)
Southern (The) Co.	(690)	(65,233)
(2,908,878)
Electrical Equipment – (0.4)%
Advanced Energy Industries, Inc.	(172)	(49,798)
Itron, Inc.	(4,509)	(449,367)
OSI Systems, Inc.	(2,267)	(501,891)
(1,001,056)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Entertainment Content – (0.3)%
Fox Corp., Class A	(12,166)	$(708,426)
Health Care Facilities & Services – (0.4)%
Alignment Healthcare, Inc.	(30,081)	(446,703)
Oscar Health, Inc., Class A	(21,178)	(661,177)
(1,107,880)
Household Products – (0.3)%
Kimberly-Clark Corp.	(2,856)	(312,189)
Spectrum Brands Holdings, Inc.	(3,840)	(340,877)
(653,066)
Industrial Support Services – (0.1)%
VSE Corp.	(1,628)	(316,467)
Institutional Financial Services – (0.0)%(c)
Coinbase Global, Inc., Class A	(473)	(69,181)
Internet Media & Services – (0.4)%
Alphabet, Inc., Class A	(941)	(335,118)
DoorDash, Inc., Class A	(1,566)	(307,187)
Match Group, Inc.	(1,653)	(65,145)
Snap, Inc., Class A	(18,900)	(88,641)
Trip.com Group Ltd. ADR (China)	(3,793)	(178,309)
Ziff Davis, Inc.	(1,040)	(55,203)
(1,029,603)
IT Services – (0.0)%(c)
Parsons Corp.	(1,149)	(50,797)
Leisure Facilities & Services – (0.8)%
Cheesecake Factory (The), Inc.	(11,893)	(1,206,188)
Live Nation Entertainment, Inc.	(3,684)	(641,495)
Norwegian Cruise Line Holdings Ltd.	(14,779)	(273,855)
(2,121,538)
Medical Equipment & Devices – (1.6)%
Alphatec Holdings, Inc.	(38,268)	(364,311)
Boston Scientific Corp.	(11,394)	(532,442)
Bruker Corp.	(5,840)	(366,986)
Dexcom, Inc.	(1,138)	(94,966)
Enovis Corp.	(6,449)	(187,988)
Haemonetics Corp.	(4,813)	(411,704)
Integer Holdings Corp.	(2,933)	(355,509)
LeMaitre Vascular, Inc.	(2,276)	(230,604)
Omnicell, Inc.	(8,227)	(290,989)
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Repligen Corp.	(7,492)	$(1,056,447)
Tempus AI, Inc., Class A	(2,972)	(130,382)
(4,022,328)
Metals & Mining – (0.5)%
Equinox Gold Corp. (Canada)	(64,586)	(578,045)
Fortuna Mining Corp. (Canada)	(52,521)	(442,752)
i-80 Gold Corp. (Canada)	(29,449)	(37,989)
Peabody Energy Corp.	(11,455)	(244,221)
(1,303,007)
Oil & Gas Supply Chain – (0.1)%
Kosmos Energy Ltd. (Ghana)	(54,464)	(146,508)
Oil, Gas Services & Equipment – (0.0)%(c)
Atlas Energy Solutions, Inc.	(7,739)	(83,504)
Real Estate Investment Trusts – (0.3)%
Pebblebrook Hotel Trust	(38,095)	(727,615)
Real Estate Services – (0.2)%
Compass, Inc., Class A	(42,132)	(479,883)
Renewable Energy – (0.3)%
Canadian Solar, Inc. (Canada)	(15,557)	(234,599)
Plug Power, Inc.	(38,440)	(79,186)
SolarEdge Technologies, Inc.	(9,928)	(409,034)
Sunrun, Inc.	(11,297)	(110,824)
T1 Energy, Inc. (Norway)	(7,872)	(32,826)
(866,469)
Retail - Consumer Staples – (0.1)%
Hims & Hers Health, Inc.	(12,220)	(339,349)
Retail - Discretionary – (0.4)%
GameStop Corp., Class A	(12,724)	(276,365)
QXO, Inc.	(55,914)	(743,656)
(1,020,021)
Semiconductors – (1.1)%
Amkor Technology, Inc.	(4,668)	(232,793)
Cohu, Inc.	(10,859)	(521,123)
Microchip Technology, Inc.	(2,501)	(185,799)
MKS, Inc.	(2,747)	(817,095)
ON Semiconductor Corp.	(5,722)	(466,973)
Penguin Solutions, Inc.	(5,115)	(269,203)
SiTime Corp.	(153)	(81,886)
Ultra Clean Holdings, Inc.	(3,623)	(301,832)
(2,876,704)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software – (2.5)%
Akamai Technologies, Inc.	(6,194)	$(713,425)
Bandwidth, Inc., Class A	(6,783)	(265,487)
Box, Inc., Class A	(10,548)	(332,789)
Check Point Software Technologies Ltd. (Israel)	(1,331)	(169,210)
CoreWeave, Inc., Class A	(3,763)	(270,071)
Five9, Inc.	(2,779)	(76,450)
Nebius Group N.V. (Netherlands)	(3,037)	(578,275)
Nutanix, Inc., Class A	(7,135)	(421,036)
Oracle Corp.	(4,149)	(538,831)
Pagaya Technologies Ltd., Class A	(48,377)	(932,225)
Progress Software Corp.	(5,096)	(206,847)
Rapid7, Inc.	(722)	(6,967)
Snowflake, Inc.	(2,252)	(660,467)
Tyler Technologies, Inc.	(1,184)	(366,566)
Unity Software, Inc.	(6,076)	(192,670)
Varonis Systems, Inc.	(7,188)	(287,161)
Vertex, Inc., Class A	(7,133)	(92,087)
Wix.com Ltd. (Israel)	(1,450)	(79,793)
Zscaler, Inc.	(427)	(64,562)
(6,254,919)
Specialty Finance – (0.4)%
Euronet Worldwide, Inc.	(3,539)	(252,437)
EZCORP, Inc., Class A	(1)	(30)
Shift4 Payments, Inc., Class A	(14,890)	(789,170)
(1,041,637)
Technology Hardware – (0.6)%
ADTRAN Holdings, Inc.	(9,448)	(80,403)
Ciena Corp.	(104)	(39,213)
	Number of Shares	Value
Technology Hardware (Continued)
Hewlett Packard Enterprise Co.	(24,306)	$(1,164,257)
NCR Voyix Corp.	(8,217)	(67,955)
Super Micro Computer, Inc.	(6,320)	(179,488)
(1,531,316)
Telecommunications – (0.0)%(c)
BlackSky Technology, Inc.	(2,585)	(59,584)
Transportation & Logistics – (1.0)%
Union Pacific Corp.	(8,548)	(2,497,127)
Total Common Stocks (Proceeds $38,813,332)		(41,351,170)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(m)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(m)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (16.2)% (Proceeds $38,813,332)		(41,351,170)
Other Assets less Liabilities – 13.6%(q)		34,816,763
NET ASSETS – 100.0%		$255,994,602
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.

(a)	Par value is in USD unless otherwise indicated.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total value of $68,804,827 or 26.88% of net assets.

(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Security represents underlying investment on open options contracts.
(f)	Zero coupon bond.
(g)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of July 31, 2026 is disclosed.
(h)	Issuer has defaulted on terms of debt obligation.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	When-Issued Security. Coupon rate was not yet in effect at July 31, 2026.
(l)	Variable or floating rate security. Rate as of July 31, 2026 is disclosed.
(m)	Investment is valued using significant unobservable inputs (Level 3).

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(n)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At
July 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $325,069 or 0.13% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
ABIOMED, Inc. CVR	12/23/2022	$—
Akero Therapeutics, Inc. CVR	12/10/2025	—
Albireo Pharma, Inc. CVR	3/03/2023	—
Arcellx, Inc. CVR	4/29/2026	—
Avadel Pharmaceuticals PLC CVR	2/13/2026	—
Biogen, Inc. CVR	5/15/2026	—
Centessa Pharmaceuticals PLC ADR CVR	6/25/2026	—
Concert Pharmaceuticals, Inc. CVR	3/07/2023	—
Metsera, Inc. CVR	11/14/2025	—
Resolute Forest Products, Inc. CVR	3/01/2023	—
TPG, Inc. CVR	4/08/2026	—
TreeHouse Foods, Inc. CVR	2/17/2026	17,324

(o)	7-day current yield as of July 31, 2026 is disclosed.
(p)	Discount rate at the time of purchase.
(q)	Securities sold short are not owned by the Fund.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Right
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
N.A.	National Association
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at July 31, 2026: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	27	9/15/2026	AUD	2,054,156	$(7,438)
Ultra 10-Year U.S. Treasury Note	71	9/21/2026	USD	7,788,922	(146,468)
Ultra U.S. Treasury Bond	4	9/21/2026	USD	438,750	(23,964)
Long Gilt	17	9/28/2026	GBP	1,981,637	(39,663)
2-Year U.S. Treasury Note	200	9/30/2026	USD	41,121,875	(95,766)
5-Year U.S. Treasury Note	40	9/30/2026	USD	4,239,063	(22,090)
Total Long Contracts					$(335,389)
Short Contracts
Euro-Bund	(10)	9/08/2026	EUR	1,434,058	$22,004
10-Year Canadian Government Bond	(25)	9/18/2026	CAD	2,118,272	23,114
10-Year U.S. Treasury Note	(76)	9/21/2026	USD	8,208,000	94,731
U.S. Treasury Long Bond	(28)	9/21/2026	USD	3,032,750	90,577
Total Short Contracts					$230,426
					$(104,963)

Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

9/16/26	Colombian Pesos	1,587,086,015	U.S. Dollars	434,794	Morgan Stanley	$62,656
9/16/26	South Korean Won	1,389,571,710	U.S. Dollars	916,669	State Street	46,799
9/16/26	Brazilian Reals	3,242,975	U.S. Dollars	614,922	Citibank	17,500
9/16/26	Euro	1,047,000	U.S. Dollars	1,200,097	BNP Paribas	9,570
9/16/26	South Korean Won	253,795,000	U.S. Dollars	166,562	Deutsche Bank	9,408
9/16/26	New Zealand Dollars	704,500	U.S. Dollars	406,993	Morgan Stanley	8,593
9/16/26	New Zealand Dollars	445,000	U.S. Dollars	254,204	JPMorgan Chase	8,301
9/16/26	Euro	522,740	Polish Zloty	2,228,010	HSBC	7,570
9/16/26	U.S. Dollars	983,886	Canadian Dollars	1,366,000	Morgan Stanley	7,394
9/16/26	Norwegian Kroner	2,380,000	Euro	211,139	JPMorgan Chase	7,000
9/16/26	New Zealand Dollars	297,000	U.S. Dollars	168,346	Citibank	6,854
9/16/26	Euro	226,846	Hungarian Forints	80,930,340	Goldman Sachs	6,842
9/16/26	British Pounds	390,000	U.S. Dollars	518,773	Deutsche Bank	6,839

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	Brazilian Reals	2,928,380	U.S. Dollars	564,485	HSBC	$6,586
9/16/26	Euro	436,611	Swiss Francs	400,400	JPMorgan Chase	6,550
9/16/26	Japanese Yen	64,038,000	U.S. Dollars	397,815	Deutsche Bank	6,212
9/16/26	South Korean Won	168,137,230	U.S. Dollars	111,203	HSBC	5,376
9/16/26	New Zealand Dollars	647,000	U.S. Dollars	376,381	HSBC	5,285
9/16/26	South Korean Won	100,735,000	U.S. Dollars	65,062	Citibank	4,783
9/16/26	Euro	444,263	Swiss Francs	409,000	Barclays	4,699
9/16/26	Indian Rupees	44,840,500	U.S. Dollars	464,832	HSBC	3,122
9/16/26	Euro	165,826	Hungarian Forints	59,781,000	Morgan Stanley	3,044
9/16/26	U.S. Dollars	213,109	Chilean Pesos	195,285,600	HSBC	2,991
9/16/26	Euro	123,903	Hungarian Forints	44,467,000	HSBC	2,908
9/16/26	Swedish Krona	5,193,658	Euro	470,783	JPMorgan Chase	2,903
9/16/26	Euro	247,000	U.S. Dollars	282,524	HSBC	2,852
9/16/26	U.S. Dollars	141,834	Taiwan Dollars	4,486,563	JPMorgan Chase	2,733
9/16/26	Euro	234,422	Swedish Krona	2,548,281	Royal Bank of Canada	2,539
9/16/26	U.S. Dollars	169,055	Thai Baht	5,544,430	HSBC	2,378
9/16/26	Euro	280,000	U.S. Dollars	321,222	Deutsche Bank	2,280
9/16/26	New Zealand Dollars	94,000	U.S. Dollars	53,276	Bank of America	2,175
9/16/26	Australian Dollars	216,000	U.S. Dollars	149,743	Bank of America	2,112
9/16/26	Swedish Krona	2,158,818	Euro	194,976	Royal Bank of Canada	2,029
9/17/26	Mexican Pesos	3,232,000	U.S. Dollars	183,918	Morgan Stanley	1,920
9/16/26	South African Rand	6,787,950	South African Rand	407,446	Royal Bank of Canada	1,862
9/16/26	Euro	207,000	U.S. Dollars	237,311	Bank of America	1,850
9/16/26	Australian Dollars	587,000	U.S. Dollars	410,975	JPMorgan Chase	1,704
9/16/26	Australian Dollars	175,000	U.S. Dollars	121,399	Royal Bank of Canada	1,631
9/16/26	Swedish Krona	2,106,328	Euro	190,610	Citibank	1,548
9/16/26	U.S. Dollars	261,399	Euro	225,000	HSBC	1,442
9/16/26	British Pounds	122,000	U.S. Dollars	163,002	State Street	1,420
9/16/26	U.S. Dollars	107,249	Chilean Pesos	98,394,436	Deutsche Bank	1,382
9/16/26	Euro	50,235	Hungarian Forints	17,988,000	Deutsche Bank	1,307
9/16/26	U.S. Dollars	63,940	Taiwan Dollars	2,021,827	Societe Generale	1,256
9/16/26	Euro	85,025	Swiss Francs	78,000	State Street	1,243
9/16/26	Euro	83,935	Swiss Francs	77,000	Royal Bank of Canada	1,226
9/16/26	Norwegian Kroner	799,000	Euro	71,891	Goldman Sachs	1,185
9/16/26	Japanese Yen	29,604,500	U.S. Dollars	185,623	HSBC	1,158

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	Singapore Dollars	281,000	U.S. Dollars	218,724	Deutsche Bank	$1,153
9/16/26	Euro	179,412	Swedish Krona	1,957,910	Citibank	1,142
9/16/26	British Pounds	146,000	U.S. Dollars	195,627	HSBC	1,141
9/16/26	Euro	78,090	Polish Zloty	333,000	Morgan Stanley	1,086
9/16/26	Euro	85,950	Swiss Francs	79,000	Deutsche Bank	1,068
9/16/26	Japanese Yen	27,203,000	U.S. Dollars	170,615	JPMorgan Chase	1,012
9/16/26	South African Rand	1,394,000	U.S. Dollars	83,107	JPMorgan Chase	950
9/16/26	Australian Dollars	844,000	U.S. Dollars	592,422	Morgan Stanley	937
9/16/26	Euro	145,000	U.S. Dollars	166,606	Citibank	922
9/16/26	Canadian Dollars	270,000	U.S. Dollars	192,143	Citibank	867
9/16/26	Australian Dollars	259,000	U.S. Dollars	181,240	Deutsche Bank	845
9/16/26	Euro	58,116	Hungarian Forints	21,028,000	JPMorgan Chase	825
9/17/26	Mexican Pesos	1,853,000	U.S. Dollars	105,747	Deutsche Bank	799
9/16/26	U.S. Dollars	143,705	South African Rand	2,370,000	Deutsche Bank	796
9/16/26	Canadian Dollars	279,000	U.S. Dollars	198,657	Morgan Stanley	787
9/16/26	U.S. Dollars	122,675	Indonesian Rupiahs	2,207,664,000	JPMorgan Chase	785
9/16/26	U.S. Dollars	38,080	Swiss Francs	30,000	Societe Generale	775
9/16/26	U.S. Dollars	73,317	Indonesian Rupiahs	1,315,486,260	Goldman Sachs	685
9/16/26	Chilean Pesos	264,319,500	U.S. Dollars	283,727	Goldman Sachs	668
9/16/26	U.S. Dollars	165,874	Euro	143,000	Morgan Stanley	657
9/16/26	Singapore Dollars	86,000	U.S. Dollars	66,697	Barclays	597
9/16/26	Singapore Dollars	91,000	U.S. Dollars	70,729	JPMorgan Chase	477
9/16/26	Philippine Pesos	6,507,000	U.S. Dollars	105,659	Societe Generale	467
9/16/26	Canadian Dollars	321,500	U.S. Dollars	229,359	HSBC	466
9/16/26	Swedish Krona	825,440	Euro	74,861	Barclays	417
9/16/26	Euro	32,700	Swedish Krona	355,339	JPMorgan Chase	367
9/16/26	Brazilian Reals	155,851	U.S. Dollars	30,036	Deutsche Bank	357
9/16/26	Philippine Pesos	3,561,720	U.S. Dollars	57,737	Goldman Sachs	353
9/16/26	Polish Zloty	265,000	Euro	61,133	HSBC	303
9/16/26	Swedish Krona	1,102,679	Euro	100,228	Morgan Stanley	299
9/16/26	Philippine Pesos	5,559,581	U.S. Dollars	90,388	JPMorgan Chase	286
9/16/26	U.S. Dollars	88,057	Indonesian Rupiahs	1,590,591,000	Morgan Stanley	235
9/16/26	Swiss Francs	121,000	Euro	130,029	JPMorgan Chase	231
9/15/26	Euro	17,050	U.S. Dollars	19,478	Northern Trust	220
9/16/26	British Pounds	42,000	U.S. Dollars	56,393	Morgan Stanley	211
9/16/26	British Pounds	74,000	U.S. Dollars	99,530	JPMorgan Chase	201
9/16/26	Euro	66,000	U.S. Dollars	76,053	JPMorgan Chase	200
9/16/26	Czech Republic Koruna	1,417,500	Euro	58,282	State Street	183
9/16/26	Japanese Yen	9,040,000	U.S. Dollars	56,856	Citibank	179

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	Chilean Pesos	23,930,000	U.S. Dollars	25,580	Citibank	$168
9/16/26	Indian Rupees	6,681,000	U.S. Dollars	69,576	JPMorgan Chase	146
9/16/26	Chilean Pesos	23,933,500	U.S. Dollars	25,611	Morgan Stanley	140
9/16/26	U.S. Dollars	170,089	Canadian Dollars	237,750	Citibank	133
9/16/26	U.S. Dollars	56,319	Hong Kong Dollars	440,000	Deutsche Bank	119
9/16/26	Czech Republic Koruna	1,231,000	Euro	50,668	Citibank	97
9/16/26	South African Rand	961,000	U.S. Dollars	57,885	Deutsche Bank	63
9/16/26	Philippine Pesos	1,860,000	U.S. Dollars	30,275	Deutsche Bank	61
9/16/26	Czech Republic Koruna	1,857,840	Euro	76,567	HSBC	33
9/16/26	U.S. Dollars	3,777	Chilean Pesos	3,481,564	Goldman Sachs	32
9/16/26	Czech Republic Koruna	1,367,000	Euro	56,337	JPMorgan Chase	26
9/16/26	U.S. Dollars	1,281	Taiwan Dollars	40,500	Bank of America	25
9/16/26	U.S. Dollars	7,053	Australian Dollars	10,000	Goldman Sachs	23
9/16/26	Philippine Pesos	315,919	U.S. Dollars	5,134	Bank of America	18
Total Unrealized Appreciation						$326,050

9/16/26	Canadian Dollars	134,000	U.S. Dollars	95,793	BNP Paribas	$(3)
9/16/26	U.S. Dollars	27,625	Indonesian Rupiahs	500,497,600	Deutsche Bank	(9)
9/16/26	U.S. Dollars	7,008	Australian Dollars	10,000	Goldman Sachs	(22)
9/16/26	Philippine Pesos	130,845	U.S. Dollars	2,157	Deutsche Bank	(23)
9/16/26	Singapore Dollars	207,000	U.S. Dollars	162,002	Bank of America	(28)
9/16/26	Philippine Pesos	316,141	U.S. Dollars	5,188	HSBC	(32)
9/16/26	Euro	12,872	Norwegian Kroner	141,500	Morgan Stanley	(48)
9/16/26	U.S. Dollars	39,026	Indonesian Rupiahs	707,768,000	State Street	(52)
9/16/26	Indian Rupees	1,003,579	U.S. Dollars	10,532	Bank of America	(58)
9/16/26	U.S. Dollars	6,971	Australian Dollars	10,000	Barclays	(59)
9/16/26	U.S. Dollars	59,517	Indian Rupees	5,709,660	JPMorgan Chase	(69)
9/16/26	U.S. Dollars	8,016	Euro	7,000	Citibank	(72)
9/16/26	U.S. Dollars	6,932	Australian Dollars	10,000	Morgan Stanley	(99)
9/16/26	Brazilian Reals	373,000	U.S. Dollars	72,855	HSBC	(115)
9/16/26	U.S. Dollars	13,315	British Pounds	10,000	HSBC	(163)
9/16/26	Euro	58,684	Czech Republic Koruna	1,427,000	Citibank	(172)
9/16/26	Czech Republic Koruna	2,834,000	Euro	116,999	Barclays	(183)
9/16/26	Czech Republic Koruna	5,120,000	Euro	211,265	Morgan Stanley	(204)
9/16/26	Canadian Dollars	123,420	U.S. Dollars	88,445	Morgan Stanley	(217)
9/16/26	U.S. Dollars	65,213	Indonesian Rupiahs	1,185,397,720	HSBC	(237)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	40,193	British Pounds	30,000	BNP Paribas	$(238)
9/16/26	Singapore Dollars	130,000	U.S. Dollars	101,966	Deutsche Bank	(243)
9/16/26	Euro	118,605	Czech Republic Koruna	2,882,000	JPMorgan Chase	(248)
9/16/26	U.S. Dollars	8,219	Brazilian Reals	43,449	Deutsche Bank	(254)
9/16/26	Euro	62,016	Norwegian Kroner	682,000	Citibank	(257)
9/17/26	U.S. Dollars	25,525	Mexican Pesos	448,420	Barclays	(258)
9/16/26	Indonesian Rupiahs	976,422,000	U.S. Dollars	54,171	Goldman Sachs	(260)
9/16/26	U.S. Dollars	99,679	Euro	86,500	HSBC	(260)
9/16/26	Indian Rupees	5,513,594	U.S. Dollars	57,804	JPMorgan Chase	(264)
9/16/26	U.S. Dollars	96,813	South African Rand	1,610,000	JPMorgan Chase	(269)
9/16/26	Chilean Pesos	79,345,000	U.S. Dollars	85,695	Goldman Sachs	(323)
9/16/26	U.S. Dollars	69,823	Japanese Yen	11,120,000	Bank of America	(335)
9/16/26	Polish Zloty	269,000	Euro	62,623	Citibank	(347)
9/16/26	Euro	67,620	Swedish Krona	745,500	Citibank	(366)
9/16/26	South African Rand	388,900	U.S. Dollars	23,826	HSBC	(376)
9/16/26	Czech Republic Koruna	9,206,500	Euro	379,949	JPMorgan Chase	(440)
9/16/26	U.S. Dollars	82,736	New Zealand Dollars	141,000	State Street	(440)
9/16/26	Indonesian Rupiahs	1,095,985,000	U.S. Dollars	60,973	Deutsche Bank	(460)
9/16/26	Singapore Dollars	192,000	U.S. Dollars	150,706	HSBC	(469)
9/16/26	U.S. Dollars	84,592	Australian Dollars	121,000	JPMorgan Chase	(475)
9/16/26	Indian Rupees	6,078,000	U.S. Dollars	63,908	Goldman Sachs	(478)
9/16/26	U.S. Dollars	85,583	Indian Rupees	8,247,000	HSBC	(483)
9/16/26	U.S. Dollars	152,835	Canadian Dollars	214,500	JPMorgan Chase	(501)
9/16/26	U.S. Dollars	120,322	Thai Baht	4,021,000	Deutsche Bank	(557)
9/16/26	Euro	151,436	Swedish Krona	1,667,098	Goldman Sachs	(563)
9/16/26	Swiss Francs	52,000	Euro	56,454	Royal Bank of Canada	(564)
9/16/26	U.S. Dollars	83,736	New Zealand Dollars	143,000	HSBC	(620)
9/16/26	U.S. Dollars	56,952	Philippine Pesos	3,530,000	JPMorgan Chase	(621)
9/16/26	Euro	58,868	Norwegian Kroner	651,000	Barclays	(626)
9/16/26	U.S. Dollars	95,053	British Pounds	71,000	Deutsche Bank	(635)
9/16/26	Euro	57,830	Polish Zloty	252,000	BNP Paribas	(640)
9/16/26	U.S. Dollars	686,562	Singapore Dollars	878,400	HSBC	(770)
9/16/26	South Korean Won	175,008,000	U.S. Dollars	122,127	Deutsche Bank	(784)
9/16/26	South African Rand	1,488,100	U.S. Dollars	90,567	Deutsche Bank	(836)
9/16/26	U.S. Dollars	85,480	Indian Rupees	8,272,000	Deutsche Bank	(846)
9/16/26	U.S. Dollars	194,756	Singapore Dollars	250,000	Deutsche Bank	(864)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	144,673	Singapore Dollars	186,000	Bank of America	$(869)
9/16/26	U.S. Dollars	345,734	Euro	300,000	Deutsche Bank	(875)
9/16/26	Indian Rupees	15,401,406	U.S. Dollars	161,615	Deutsche Bank	(887)
9/16/26	Indian Rupees	14,023,921	U.S. Dollars	147,260	HSBC	(907)
9/16/26	Thai Baht	2,218,447	U.S. Dollars	67,626	Morgan Stanley	(936)
9/16/26	U.S. Dollars	91,676	New Zealand Dollars	157,000	JPMorgan Chase	(939)
9/16/26	U.S. Dollars	89,163	Euro	78,000	Bank of America	(956)
9/16/26	U.S. Dollars	44,691	Australian Dollars	65,000	Bank of America	(1,006)
9/16/26	Euro	131,646	Polish Zloty	572,000	HSBC	(1,011)
9/16/26	Euro	157,181	Swedish Krona	1,734,902	Royal Bank of Canada	(1,063)
9/16/26	U.S. Dollars	302,490	Australian Dollars	432,000	HSBC	(1,220)
9/16/26	Thai Baht	2,954,000	U.S. Dollars	90,034	HSBC	(1,230)
9/16/26	Polish Zloty	776,000	Euro	180,873	HSBC	(1,259)
9/16/26	U.S. Dollars	109,040	Thai Baht	3,669,550	HSBC	(1,274)
9/16/26	U.S. Dollars	131,688	Japanese Yen	21,087,000	BNP Paribas	(1,354)
9/16/26	U.S. Dollars	238,113	Canadian Dollars	335,000	Citibank	(1,363)
9/16/26	U.S. Dollars	250,584	Thai Baht	8,381,000	JPMorgan Chase	(1,366)
9/16/26	Euro	176,139	Polish Zloty	765,500	Citibank	(1,401)
9/16/26	U.S. Dollars	138,902	Japanese Yen	22,238,230	JPMorgan Chase	(1,403)
9/16/26	Euro	198,494	U.S. Dollars	230,753	Barclays	(1,420)
9/16/26	U.S. Dollars	204,729	Thai Baht	6,859,460	Goldman Sachs	(1,480)
9/16/26	Philippine Pesos	9,457,008	U.S. Dollars	155,728	Goldman Sachs	(1,489)
9/16/26	U.S. Dollars	185,417	Australian Dollars	266,000	BNP Paribas	(1,589)
9/17/26	U.S. Dollars	118,276	Mexican Pesos	2,087,000	State Street	(1,724)
9/16/26	U.S. Dollars	104,135	South Korean Won	152,969,000	Barclays	(1,927)
9/16/26	U.S. Dollars	368,940	Euro	321,000	JPMorgan Chase	(1,932)
9/16/26	U.S. Dollars	207,121	Euro	181,000	Goldman Sachs	(2,000)
9/17/26	U.S. Dollars	240,399	Mexican Pesos	4,217,000	JPMorgan Chase	(2,073)
9/16/26	U.S. Dollars	665,239	Australian Dollars	949,220	State Street	(2,093)
9/16/26	U.S. Dollars	70,940	Brazilian Reals	375,551	State Street	(2,297)
9/16/26	Thai Baht	9,054,783	U.S. Dollars	274,629	Deutsche Bank	(2,424)
9/16/26	Thai Baht	3,318,000	U.S. Dollars	102,373	JPMorgan Chase	(2,627)
9/16/26	U.S. Dollars	60,891	South Korean Won	91,700,000	Deutsche Bank	(2,690)
9/16/26	Hungarian Forints	21,896,000	Euro	62,121	HSBC	(2,714)
9/16/26	Euro	154,565	Norwegian Kroner	1,721,000	JPMorgan Chase	(2,881)
9/16/26	Swedish Krona	7,005,310	Euro	640,919	HSBC	(2,920)
9/16/26	Philippine Pesos	19,567,586	U.S. Dollars	322,104	JPMorgan Chase	(2,964)
9/16/26	Indonesian Rupiahs	7,736,174,997	U.S. Dollars	430,218	Bank of America	(3,080)
9/16/26	U.S. Dollars	86,562	New Zealand Dollars	152,000	Bank of America	(3,103)
9/16/26	U.S. Dollars	285,633	Japanese Yen	45,772,000	Deutsche Bank	(3,151)
9/16/26	U.S. Dollars	34,314	Colombian Pesos	119,863,291	Goldman Sachs	(3,255)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at July 31, 2026: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
9/16/26	U.S. Dollars	292,714	Australian Dollars	421,000	Deutsche Bank	$(3,262)
9/16/26	U.S. Dollars	147,769	Australian Dollars	215,000	Citibank	(3,382)
9/17/26	U.S. Dollars	427,881	Mexican Pesos	7,504,750	HSBC	(3,634)
9/16/26	U.S. Dollars	576,699	Canadian Dollars	812,000	Royal Bank of Canada	(3,763)
9/17/26	U.S. Dollars	462,718	Mexican Pesos	8,115,580	Deutsche Bank	(3,920)
9/16/26	U.S. Dollars	209,290	Japanese Yen	33,836,000	HSBC	(4,187)
9/16/26	U.S. Dollars	397,717	Canadian Dollars	562,500	HSBC	(4,388)
9/16/26	Hungarian Forints	65,450,670	Euro	182,583	Citibank	(4,523)
9/15/26	U.S. Dollars	259,127	British Pounds	195,700	Morgan Stanley	(4,622)
9/16/26	Swiss Francs	313,000	Euro	340,904	JPMorgan Chase	(4,657)
9/16/26	U.S. Dollars	197,803	Japanese Yen	32,098,000	Morgan Stanley	(4,710)
9/16/26	U.S. Dollars	521,252	Euro	455,500	BNP Paribas	(5,017)
9/16/26	Canadian Dollars	728,780	U.S. Dollars	526,106	Barclays	(5,135)
9/16/26	U.S. Dollars	123,924	South Korean Won	186,649,650	HSBC	(5,491)
9/16/26	U.S. Dollars	55,146	Colombian Pesos	193,710,000	Morgan Stanley	(5,570)
9/16/26	U.S. Dollars	57,228	Colombian Pesos	200,753,709	Deutsche Bank	(5,696)
9/16/26	U.S. Dollars	969,305	Philippine Pesos	59,783,390	Deutsche Bank	(5,736)
9/16/26	U.S. Dollars	668,966	Canadian Dollars	944,000	Morgan Stanley	(5,855)
9/16/26	Swiss Francs	440,888	Euro	480,358	Morgan Stanley	(6,749)
9/16/26	U.S. Dollars	147,030	South Korean Won	222,052,350	Goldman Sachs	(6,931)
9/15/26	U.S. Dollars	922,227	Euro	804,560	Northern Trust	(7,296)
9/16/26	U.S. Dollars	70,866	Colombian Pesos	250,483,000	HSBC	(7,644)
9/16/26	Taiwan Dollars	14,472,010	U.S. Dollars	457,150	Goldman Sachs	(8,459)
9/15/26	U.S. Dollars	692,070	British Pounds	520,200	BNY Mellon	(9,015)
9/16/26	U.S. Dollars	396,042	Brazilian Reals	2,077,200	HSBC	(9,040)
9/16/26	U.S. Dollars	2,073,691	British Pounds	1,546,040	State Street	(9,943)
9/16/26	U.S. Dollars	1,087,189	New Zealand Dollars	1,864,476	Morgan Stanley	(12,669)
9/15/26	U.S. Dollars	4,149,442	British Pounds	3,115,400	Northern Trust	(49,251)
Total Unrealized Depreciation						$(302,532)
Net Unrealized Appreciation						$23,518

Long Contracts for Difference at July 31, 2026: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Adobe, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,491	Monthly	$372,546	$43,125
ADT, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	55,816	Monthly	425,555	49,913
Advance Drainage Systems, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,664	Monthly	230,230	(5,642)
Advanced Auto Parts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	932	Monthly	51,686	3,138

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
AECOM	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,081	Monthly	$222,857	$14,982
Albemarle Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,253	Monthly	381,787	(34,453)
Alcoa Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	8,165	Monthly	368,649	(25,369)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,111	Monthly	365,061	23,449
Allegion PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,436	Monthly	383,136	42,218
Allstate (The) Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	225	Monthly	59,374	2,712
Alphabet, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	113	Monthly	40,239	2,190
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,653	Monthly	386,048	(17,972)
Amdocs Ltd.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,213	Monthly	345,941	25,263
American Express Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,177	Monthly	395,093	(26,791)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	10,020	Monthly	786,704	2,639
American Tower Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,252	Monthly	389,537	17,867
Amgen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	90	Monthly	34,533	2,284
Amnkor Technology, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,875	Monthly	342,202	(104,280)
Antero Resources Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,735	Monthly	278,929	11,372
Anthem, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	53	Monthly	19,920	(30)
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	20,477	Monthly	762,989	61,242
API Group Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,023	Monthly	80,233	911
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,815	Monthly	160,235	821
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	30	Monthly	6,508	11
Autodesk, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,632	Monthly	381,932	49,820
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	101	Monthly	304,360	4,143
Avery Dennison Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,322	Monthly	393,801	27,668
Avis Budget Group, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	407	Monthly	55,907	(9,049)
Avnet, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	196	Monthly	17,384	518
Ball Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	11,443	Monthly	741,540	45,806
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	21,592	Monthly	791,853	17,423
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	9,954	Monthly	200,188	1,742
Becton Dickinson & Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,361	Monthly	390,445	24,774
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	357	Monthly	182,419	7,659
Block, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,526	Monthly	367,065	(3,207)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	8,091	Monthly	514,745	(3,182)
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	17,302	Monthly	806,708	31,405
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	205	Monthly	17,409	(558)
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,549	Monthly	426,833	50,004
CACI International, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	692	Monthly	343,604	1,908
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	557	Monthly	128,022	5,181
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	979	Monthly	224,683	(6,682)
Carnival Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	14,980	Monthly	415,696	30,507
Carrier Global Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	660	Monthly	40,795	276
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	71	Monthly	57,837	(916)
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	360	Monthly	292,394	(46,948)
Celanese Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,674	Monthly	298,187	(24,568)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Centence Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,985	Monthly	$185,631	$(6,348)
Chubb Ltd.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	98	Monthly	34,365	(518)
Church & Dwight Co., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	198	Monthly	19,563	234
Cigna Group (The)	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,293	Monthly	360,125	(14,854)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,977	Monthly	229,252	2,634
Clean Harbors, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	193	Monthly	60,277	1,350
CNX Resources Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	11,375	Monthly	406,890	12,973
Coca-Cola Consolidated, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,043	Monthly	383,303	21,671
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,700	Monthly	246,299	(1,102)
ConocoPhillips Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,099	Monthly	252,195	19,253
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	790	Monthly	85,784	(2,767)
Constellation Brands, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,848	Monthly	370,335	(4,706)
Corning, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,138	Monthly	156,899	(43,831)
CRH PLC	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,479	Monthly	140,104	(12,159)
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	946	Monthly	120,988	(7,857)
Crown Castle, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,937	Monthly	376,098	(14,738)
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,356	Monthly	394,646	28,003
Cummins, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	246	Monthly	155,811	(6,583)
D.R. Horton, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,248	Monthly	178,388	523
Danaher Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,353	Monthly	263,204	5,092
Darden Restaurants, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,986	Monthly	403,982	18,817
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,605	Monthly	384,478	14,172
Devon Energy Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,699	Monthly	211,972	4,322
Devon Energy Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	419	Monthly	18,870	1,263
Dollar General Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,788	Monthly	353,643	15,514
Dollar Tree, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,605	Monthly	331,111	12,910
Dow, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	12,665	Monthly	383,235	9,353
Dow, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,518	Monthly	106,552	1,640
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,249	Monthly	296,882	8,158
Encompass Health Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,411	Monthly	267,367	2,446
EQT Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	15,305	Monthly	814,401	60,629
Equifax, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	986	Monthly	169,933	726
Equity Residential	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	908	Monthly	60,329	(1,521)
Eversource Energy	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	5,344	Monthly	381,654	(12,733)
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,554	Monthly	391,320	60
Fair Isaac Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	63	Monthly	70,560	(9,203)
FedEx Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,160	Monthly	356,267	(16,116)
FedEx Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,056	Monthly	323,817	(3,719)
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	680	Monthly	35,027	938
FirstCash, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	81	Monthly	16,523	143
FirstEnergy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,454	Monthly	359,494	(3,069)
Fiserv, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,092	Monthly	166,732	2,896
Fox Corp., Class A	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,489	Monthly	144,815	4,311
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,488	Monthly	343,421	(12,598)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	39,289	Monthly	$788,659	$16,630
General Motors Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,315	Monthly	382,872	47,855
General Motors Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,762	Monthly	333,620	46,805
Genpact Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,252	Monthly	79,095	11,377
Halliburton Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	16,092	Monthly	518,301	(19,173)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,635	Monthly	231,492	4,652
Hasbro, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,950	Monthly	370,362	70,715
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	592	Monthly	238,081	17,934
Hershey (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,878	Monthly	328,468	4,833
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,191	Monthly	381,487	(5,080)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	264	Monthly	84,524	(874)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,048	Monthly	347,069	(5,279)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	12,742	Monthly	319,723	16,463
Host Hotels & Resorts, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	16,032	Monthly	402,030	37,142
Howmet Aerospace Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	91	Monthly	25,645	101
HP, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	5,684	Monthly	154,686	19,521
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,228	Monthly	400,564	60,065
Illumina, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,133	Monthly	231,880	19,092
Installed Building Products	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,560	Monthly	347,469	(3,671)
Intel Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,495	Monthly	405,248	(12,930)
Intercontinental Exchange, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,432	Monthly	370,520	23,887
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	981	Monthly	29,155	47
J.M. Smucker (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,606	Monthly	191,226	16,140
Jabil, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,185	Monthly	372,660	(7,498)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,649	Monthly	387,899	9,728
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,888	Monthly	422,606	17,622
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,246	Monthly	168,547	(375)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	12,089	Monthly	388,105	(4,546)
Kohls Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	7,124	Monthly	136,238	312
Kroger (The) Co.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,785	Monthly	391,434	1,025
Kroger (The) Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,587	Monthly	379,419	(11,322)
L3Harris Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,352	Monthly	374,271	(10,787)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	382	Monthly	117,764	11,667
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	7,714	Monthly	404,810	53,437
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,811	Monthly	305,131	26,203
Lamb Weston Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	979	Monthly	51,341	6,189
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	8,003	Monthly	390,958	28,823
Leidos Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,318	Monthly	383,258	27,369

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Linde PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	23	Monthly	$10,998	$(785)
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	150	Monthly	87,411	897
Lowe’s Cos., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,876	Monthly	389,236	(3,532)
Lumen Technologies, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	57,520	Monthly	366,462	(1,532)
Macy’s, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	32,222	Monthly	798,528	32,934
Marriott International, Inc., Class A	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	567	Monthly	210,992	526
Martin Marietta Materials, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	397	Monthly	208,081	(17,939)
McDonald’s Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,379	Monthly	372,630	7,264
McDonald’s Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,053	Monthly	284,755	7,140
McDonald’s Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	409	Monthly	110,425	(3,379)
Microchip Technology, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,856	Monthly	285,845	(40,863)
Microsoft Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	557	Monthly	258,647	42,240
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,843	Monthly	375,645	1,023
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,812	Monthly	345,893	35,420
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,872	Monthly	116,649	—
Mondelez International, Inc., Class A	U.S. Fed Funds	2/9/2027	JPMorgan Chase	333	Monthly	20,750	—
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,062	Monthly	461,709	15,752
MSCI, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	23	Monthly	13,139	(1,162)
Murphy Oil U.S.A., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	166	Monthly	100,816	(1,483)
Nasdaq, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,470	Monthly	138,319	4,696
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,571	Monthly	399,172	17,391
Newmont Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,282	Monthly	400,917	(9,084)
Newmont Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	4,105	Monthly	383,808	974
Nexstar Media Group, Inc., Class A	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	116	Monthly	22,084	984
NIKE, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	632	Monthly	26,361	(368)
Noble Corp. PLC	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	395	Monthly	16,749	—
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	711	Monthly	385,385	11,911
Nutrien Ltd.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	5,722	Monthly	394,324	12,324
NVR, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	10	Monthly	61,416	(2,076)
NXP Semiconductors N.V.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	389	Monthly	89,125	(4,347)
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,610	Monthly	376,621	21,202
Occidental Petroleum Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	6,829	Monthly	389,397	(3,271)
Olin Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	10,406	Monthly	192,284	(29,194)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	3,623	Monthly	284,365	(402)
Open Text Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,660	Monthly	92,644	7,033
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	5,236	Monthly	376,416	7,750
Packaging Corp. of America	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	221	Monthly	54,288	3,858
Patterson-UTI Energy, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,311	Monthly	24,217	2,650
PepsiCo, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	4,001	Monthly	557,928	15,011
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	16,744	Monthly	417,988	11,731
PG&E Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,146	Monthly	106,810	(1,448)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Pilgrim’s Pride Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	7,859	Monthly	$214,518	$(818)
Post Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,648	Monthly	241,736	13,879
Post Holdings, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,707	Monthly	247,240	1,083
Prologis, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	524	Monthly	75,629	1,260
QUALCOMM, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,878	Monthly	276,780	(47,111)
Quanta Services, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	68	Monthly	45,296	1,045
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,487	Monthly	578,094	60,276
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	441	Monthly	94,855	7,040
Realty Income Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,821	Monthly	371,200	2,346
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	411	Monthly	97,192	923
Rocket Co., Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,203	Monthly	66,997	(8,966)
Roger Communications, Inc., Class B	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,311	Monthly	77,944	2,213
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,522	Monthly	381,580	37,897
Ryder System, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,452	Monthly	371,779	(11,167)
Ryder System, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	377	Monthly	96,556	(3,526)
Sempra Energy	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,649	Monthly	322,802	(16,738)
Service Corp., (U.S.) International	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	962	Monthly	82,839	8,428
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	173	Monthly	4,990	(245)
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	479	Monthly	29,832	(97)
Snap, Inc., Class A	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	13,684	Monthly	64,128	3,186
Southern (The) Co.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	168	Monthly	15,859	(281)
Southwest Airlines Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,591	Monthly	385,696	(35,010)
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,962	Monthly	185,417	10,308
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,120	Monthly	384,668	15,291
Suncor Energy, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,165	Monthly	145,419	14,133
Synchrony Financial	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,372	Monthly	330,897	6,763
Synopsys, Inc.	U.S. Fed Funds	2/9/2027	JPMorgan Chase	125	Monthly	48,595	—
Tapestry, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,700	Monthly	411,069	22,998
Target Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,122	Monthly	306,359	13,692
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,891	Monthly	194,621	(5,089)
TC Energy Corp.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,193	Monthly	215,272	(1,321)
Teledyne Technologies, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	63	Monthly	41,207	917
TELUS Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	12,945	Monthly	123,499	(13,012)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,560	Monthly	396,978	96,928
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	1,249	Monthly	317,517	59,898
Texas Instruments, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,321	Monthly	363,899	(18,543)
TJX (The) Cos., Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,395	Monthly	376,513	4,306
T-Mobile U.S., Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	465	Monthly	80,171	(7,072)
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	112	Monthly	16,197	(107)
TransDigm, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	315	Monthly	394,510	6,374
Transocean Ltd.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	131,202	Monthly	696,900	14,861
Trimble, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	6,574	Monthly	371,151	26,673
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,184	Monthly	83,282	2,610

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
UDR, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	1,099	Monthly	$41,901	$(1,554)
United Parcel Service, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,668	Monthly	381,980	(36,243)
United Rentals North America, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	248	Monthly	267,478	6,898
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,465	Monthly	414,891	46,768
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,350	Monthly	390,906	25,704
VF Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	6,427	Monthly	91,892	(17,602)
VICI Properties, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	10,296	Monthly	271,067	(2,601)
W.P. Carey, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	245	Monthly	18,002	376
Walmart, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	3,363	Monthly	373,782	3,461
Walt Disney (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,581	Monthly	247,958	(2,655)
WESCO International, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	145	Monthly	49,806	1,876
WEX, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	428	Monthly	79,911	12,338
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	14,996	Monthly	374,906	14,403
Willis Towers Watson, PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,464	Monthly	491,121	73,705
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,741	Monthly	271,607	3,811
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	1/25/2027	Barclays	2,603	Monthly	398,663	14,566
Yum! Brands, Inc.	U.S. Fed Funds + 0.20%	2/9/2027	JPMorgan Chase	2,430	Monthly	371,531	(30,027)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	692	Monthly	64,900	2,523
Zoetis, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,123	Monthly	395,347	13,530
Total (Notional Payable $59,949,139)				1,097,106		$61,367,519	$1,418,380

Short Contracts for Difference at July 31, 2026: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,466	Monthly	$(367,359)	$(9,494)
Accenture PLC, Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	462	Monthly	(76,655)	(485)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	844	Monthly	(401,242)	35,411
Aflac, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	118	Monthly	(15,031)	(449)
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,049	Monthly	(208,984)	26,425
Albertsons Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	33,574	Monthly	(388,185)	78,156
Albertsons Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	18,949	Monthly	(219,237)	51,600
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,830	Monthly	(338,748)	24,094
Altria Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,586	Monthly	(108,061)	7,416
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,319	Monthly	(900,778)	(89,720)
Amcor PLC	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	6,357	Monthly	(284,920)	(11,249)
American Airlines Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	26,673	Monthly	(406,594)	23,599

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
American Electric Power Co., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,006	Monthly	$(384,227)	$10,803
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	97	Monthly	(37,361)	99
Amphenol Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,493	Monthly	(239,631)	(7,522)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	3,112	Monthly	(390,054)	(22,403)
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	164	Monthly	(35,448)	(2,891)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,480	Monthly	(368,334)	11,449
AT&T, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,565	Monthly	(106,120)	4,891
AT&T, Inc.	U.S. Fed Funds + 0.10%	1/25/2027	Barclays	4,018	Monthly	(93,342)	(767)
Automatic Data Processing, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,436	Monthly	(381,851)	(35,243)
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	381	Monthly	(80,801)	(6,533)
Avnet, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	524	Monthly	(46,516)	712
Baker Hughes Co., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,192	Monthly	(253,355)	(16,088)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	14,681	Monthly	(383,537)	(58,353)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	15,315	Monthly	(400,358)	(67,410)
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,164	Monthly	(358,954)	4,522
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	561	Monthly	(182,256)	(23,010)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	937	Monthly	(202,140)	(1,779)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	779	Monthly	(168,093)	3,563
Booking Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,970	Monthly	(379,284)	(35,815)
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,332	Monthly	(163,406)	(5,683)
Boyd Gaming Corp.	U.S. Fed Funds + (0.14)%	2/9/2027	JPMorgan Chase	4,423	Monthly	(375,402)	8,691
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,000	Monthly	(388,503)	(71)
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,616	Monthly	(195,923)	1,873
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,332	Monthly	(374,856)	(18,358)
Campbell Soup	U.S. Fed Funds + (1.25)%	8/18/2026	Goldman Sachs	1,026	Monthly	(22,555)	(96)
Campbell Soup	U.S. Fed Funds + (1.25)%	1/25/2027	Barclays	4,556	Monthly	(100,102)	(417)
Campbell Soup	U.S. Fed Funds + (1.51)%	2/9/2027	JPMorgan Chase	14,859	Monthly	(327,426)	(1,172)
Canadian National Railway Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,057	Monthly	(261,467)	1,643
Canadian National Railway Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	255	Monthly	(32,372)	(1,089)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,943	Monthly	(426,085)	(16,407)
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	214	Monthly	(44,695)	(1,604)
Carvana Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,910	Monthly	(181,170)	24,247
CDW Corp. of Delaware	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	2,655	Monthly	(391,636)	(25,283)
Cenovus Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,689	Monthly	(262,098)	(10,204)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,552	Monthly	(360,605)	(20,021)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,380	Monthly	(344,523)	(32,107)
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,222	Monthly	(177,022)	(19,115)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Cheniere Energy, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,154	Monthly	$(303,929)	$3,971
Chevron Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	827	Monthly	(162,765)	(2,050)
Choice Hotels International, Inc.	U.S. Fed Funds + (0.50)%	1/25/2027	Barclays	932	Monthly	(103,841)	(3,185)
Choice Hotels International, Inc.	U.S. Fed Funds + (0.63)%	2/9/2027	JPMorgan Chase	625	Monthly	(69,570)	(3,076)
Cleveland-Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	32,917	Monthly	(378,963)	(67,898)
Cleveland-Cliffs, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	27,399	Monthly	(315,082)	(54,518)
Clorox (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,063	Monthly	(387,327)	(5,771)
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,271	Monthly	(246,079)	741
Comcast Corp., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	15,955	Monthly	(381,991)	(12,484)
Commercial Metals Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	83	Monthly	(5,693)	(540)
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	25,770	Monthly	(373,627)	8,542
Conagra Brands, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	26,235	Monthly	(380,006)	(12,442)
ConocoPhillips Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	350	Monthly	(42,136)	(559)
Constellation Energy	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,478	Monthly	(388,066)	15,830
CoreWeave, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,845	Monthly	(275,631)	28,595
Corteva, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,628	Monthly	(363,953)	45,764
CSX Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,650	Monthly	(234,146)	(1,972)
CVS Health Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,526	Monthly	(158,953)	3,413
CVS Health Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	737	Monthly	(76,914)	2,433
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	410	Monthly	(58,565)	3,571
DaVita, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	265	Monthly	(63,557)	(2,056)
Deere & Co.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	202	Monthly	(119,708)	3,954
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	85	Monthly	(34,450)	(933)
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	128	Monthly	(51,885)	(2,356)
Delta Air Lines, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,520	Monthly	(394,665)	(6,126)
Dick’s Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,763	Monthly	(344,856)	24,032
DuPont de Nemours, Inc.	U.S. Fed Funds	2/9/2027	JPMorgan Chase	167	Monthly	(22,879)	—
Eagle Materials, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	237	Monthly	(48,534)	(335)
Eaton Corp. PLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,017	Monthly	(421,717)	(6,152)
Ecolab, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	666	Monthly	(184,845)	(2,573)
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	7,192	Monthly	(390,834)	5,229
Equinix, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	72	Monthly	(73,331)	738
Equity Residential	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	5,825	Monthly	(386,225)	11,681
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,713	Monthly	(798,644)	(75,334)
FactSet Research Systems, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,383	Monthly	(363,743)	(24,618)
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	5,375	Monthly	(289,270)	(17,059)
Flex Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	232	Monthly	(26,325)	3,139
Flowserve Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,040	Monthly	(79,008)	(2,877)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,800	Monthly	(143,663)	(4,699)
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	21,897	Monthly	(320,819)	(25,210)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	6,623	Monthly	(325,665)	4,182
Gartner, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,370	Monthly	(357,429)	(40,417)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Gen Digital, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	728	Monthly	$(19,932)	$(676)
General Electric Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,034	Monthly	(372,040)	(19,249)
General Electric Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	672	Monthly	(241,483)	(2,692)
General Mills, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	10,804	Monthly	(385,942)	12,424
General Mills, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,603	Monthly	(57,249)	3,039
Genuine Parts Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,090	Monthly	(384,017)	(12,115)
Gildan Activewear, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	635	Monthly	(35,127)	(1,434)
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,490	Monthly	(376,822)	(49,007)
Globe Life, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,652	Monthly	(300,842)	3,126
Goodyear Tire & Rubber (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	56,200	Monthly	(390,266)	28,424
Graphic Packaging Holding Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,850	Monthly	(94,744)	(1,819)
H&R Block, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	8,683	Monthly	(381,783)	(25,065)
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	303	Monthly	(122,268)	(556)
Herc Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,822	Monthly	(273,012)	(17,823)
HF Sinclair Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	186	Monthly	(17,000)	(101)
Home Depot (The), Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,113	Monthly	(368,920)	11,102
HP, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	14,482	Monthly	(394,427)	(50,173)
Hubbell, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	82	Monthly	(38,744)	64
Humana, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,007	Monthly	(365,840)	42,821
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	590	Monthly	(102,532)	10,158
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	794	Monthly	(137,887)	10,909
Ingersoll Rand, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	829	Monthly	(69,114)	442
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,309	Monthly	(388,109)	43,106
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,527	Monthly	(341,279)	(23,569)
International Flavors & Fragrances, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,382	Monthly	(109,331)	(5,253)
International Paper Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,256	Monthly	(173,610)	(9,198)
Intui, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	19	Monthly	(5,994)	(364)
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	302	Monthly	(36,887)	416
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,809	Monthly	(343,326)	6,422
KB Home	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	307	Monthly	(16,839)	460
Keurig Dr Pepper, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	12,076	Monthly	(375,523)	(10,828)
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,891	Monthly	(394,377)	(22,669)
Kohls Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	16,897	Monthly	(322,838)	(54,344)
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	15,172	Monthly	(391,636)	(5,509)
Kraft Heinz Foods Co.	U.S. Fed Funds	2/9/2027	JPMorgan Chase	2,032	Monthly	(52,493)	1,387
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,172	Monthly	(178,726)	(296)
LIncoln National Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	9,523	Monthly	(434,016)	(36,906)
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	132	Monthly	(50,812)	(7,071)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,481	Monthly	(212,472)	23,795
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	306	Monthly	(18,960)	(1,910)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	311	Monthly	(98,362)	(252)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,281	Monthly	$(404,633)	$(45,083)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	308	Monthly	(58,407)	(1,378)
Matador Resources Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,170	Monthly	(108,169)	11,159
McCormick & Co., Inc. (Non Voting)	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	365	Monthly	(18,572)	(337)
McKesson Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	466	Monthly	(398,476)	(25,774)
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	49	Monthly	(41,952)	649
Meta Platform Inc., Class A	U.S. Fed Funds + 0.30%	8/18/2026	Goldman Sachs	683	Monthly	(379,573)	74,989
Meta Platform Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	713	Monthly	(396,934)	(9,128)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,188	Monthly	(114,117)	(3,312)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,202	Monthly	(403,133)	(24,533)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,000	Monthly	(195,078)	35,862
Moog, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	363	Monthly	(141,448)	5,737
Mosaic (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,709	Monthly	(104,058)	639
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	9,860	Monthly	(391,072)	(50,015)
News Corp, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	12,663	Monthly	(348,486)	5,995
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,485	Monthly	(389,257)	10,357
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,817	Monthly	(157,663)	1,028
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	38,974	Monthly	(720,748)	3,872
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,645	Monthly	(220,590)	6,815
Nucor Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	260	Monthly	(66,798)	(6,043)
OneMain Holdings, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	5,531	Monthly	(345,457)	(28,807)
ONEOK, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,402	Monthly	(399,433)	4,450
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,212	Monthly	(416,833)	(14,109)
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	3,079	Monthly	(399,021)	24,126
Ovintiv, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	748	Monthly	(46,541)	115
Owens Corning	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,675	Monthly	(371,064)	11,096
Paychex, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,303	Monthly	(385,396)	(22,066)
PayPal Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,758	Monthly	(214,693)	(6,049)
PBF Energy, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	799	Monthly	(57,724)	(4,472)
Performance Food Group Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	781	Monthly	(89,214)	(2,983)
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	219	Monthly	(41,495)	(526)
PPG Industries, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	185	Monthly	(20,399)	742
Principal Financial Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,382	Monthly	(156,907)	(796)
Principal Financial Group, Inc.	U.S. Fed Funds + (0.14)%	2/9/2027	JPMorgan Chase	1,768	Monthly	(200,724)	(4,135)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,361	Monthly	(409,750)	(23,101)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	2,983	Monthly	(376,992)	1,456
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	218	Monthly	(38,343)	(1,572)
Reliance Steel & Aluminum Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	870	Monthly	(352,617)	(19,780)
Roper Technologies, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	962	Monthly	(376,813)	(52,898)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,693	Monthly	(538,537)	(50,213)
Royalty Pharma PLC, Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	293	Monthly	(17,107)	97

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	112	Monthly	$(46,087)	$2,237
Salesforce.com, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,084	Monthly	(383,016)	(34,191)
Schlumberger Ltd.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,325	Monthly	(362,742)	(14,438)
Sempra	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,119	Monthly	(363,902)	28,762
ServiceNow, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	3,345	Monthly	(372,064)	(3,157)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	222	Monthly	(75,614)	(4,594)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	811	Monthly	(275,619)	(7,634)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (1.02)%	8/18/2026	Goldman Sachs	978	Monthly	(51,779)	(1,891)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (1.50)%	1/25/2027	Barclays	963	Monthly	(51,017)	(4,581)
Simon Property Group, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,640	Monthly	(375,657)	(10,884)
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	264	Monthly	(7,814)	62
SLM Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	7,311	Monthly	(189,678)	(14,945)
SM Energy Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,823	Monthly	(59,205)	(4,642)
Smurfit WestRock PLC	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	2,721	Monthly	(124,961)	(4,266)
Somnigroup International, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	657	Monthly	(42,886)	3,196
Southern (The) Co.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	355	Monthly	(33,535)	474
Southern Copper Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	283	Monthly	(51,704)	(1,250)
Stellantis N.V.	U.S. Fed Funds + (0.45)%	8/18/2026	Goldman Sachs	52,888	Monthly	(304,184)	8,006
Stellantis N.V.	U.S. Fed Funds + (0.63)%	1/25/2027	Barclays	13,224	Monthly	(76,123)	576
Synnex Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	872	Monthly	(222,802)	(2,815)
Sysco Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	944	Monthly	(80,407)	(2,885)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,040	Monthly	(252,413)	(9,489)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	1,381	Monthly	(372,784)	11,355
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	1,448	Monthly	(391,177)	20,706
Target Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,641	Monthly	(236,800)	(9,450)
Tesla, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,287	Monthly	(399,660)	84,449
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	471	Monthly	(270,306)	(11,186)
Tractor Supply Company	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	3,791	Monthly	(116,637)	1,248
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	4,299	Monthly	(248,980)	(3,679)
Union Pacific Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,003	Monthly	(292,601)	(3,082)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,038	Monthly	(125,790)	240
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	2,645	Monthly	(274,873)	15,918
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	97	Monthly	(104,322)	(2,736)
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	355	Monthly	(146,926)	6,189
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	268	Monthly	(110,757)	3,304
Unum Group Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	894	Monthly	(76,922)	1,563
Valero Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,299	Monthly	(405,906)	(25,741)
Valero Energy Corp.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	153	Monthly	(47,839)	(551)

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at July 31, 2026: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Contracts	Pay Frequency	Notional Value	Unrealized Appreciation (Depreciation)
Verisk Analytics, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	345	Monthly	$(67,172)	$(835)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	8,658	Monthly	(404,984)	(21,522)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	22,662	Monthly	(397,142)	(19,593)
Vistra Operations Co. LLC	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,495	Monthly	(221,210)	19,305
Welltower, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	1,527	Monthly	(357,845)	17,662
Westlake Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	4,929	Monthly	(346,700)	26,918
Whirlpool Corp.	U.S. Fed Funds + (0.40)%	8/18/2026	Goldman Sachs	3,343	Monthly	(125,200)	3,111
Whirlpool Corp.	U.S. Fed Funds + (1.00)%	1/25/2027	Barclays	13,414	Monthly	(502,762)	(4,566)
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	3,796	Monthly	(142,077)	918
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,327	Monthly	(166,223)	6,860
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/25/2027	Barclays	5,421	Monthly	(387,506)	16,304
Workday, Inc., Class A	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	626	Monthly	(100,215)	(12,595)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	2/9/2027	JPMorgan Chase	600	Monthly	(70,072)	1,535
Total (Notional Payable $51,744,914)				1,003,720		$(52,490,993)	$(746,079)

Credit Default Swap Contracts outstanding - Sell Protection as of July 31, 2026: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 46 (Pay Quarterly)	3.12%	5.00%	6/20/2031	USD	3,039,274	$243,718	$239,856	$3,862
Total						$243,718	$239,856	$3,862

Morningstar Funds Trust July 31, 2026 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$1,663,058	$—	$1,663,058
Common Stocks	55,639,128	5,978,669	—	61,617,797
Convertible Bonds	—	65,900,942	—	65,900,942
Convertible Preferred Stocks	8,322,696	1,166,696	—	9,489,392
Corporate Bonds	—	51,944,221	—	51,944,221
Foreign Issuer Bonds	—	11,978,641	—	11,978,641
Mortgage-Backed Securities	—	39,017,561	—	39,017,561
Preferred Stocks	2,980,111	—	—	2,980,111
Rights	—	—	351,036 *	351,036
Warrants	728	—	—	728
Short-Term Investments	9,558,179	7,979,592	—	17,537,771
Purchased Options	47,751	—	—	47,751
Total Assets – Investments at value	$76,548,593	$185,629,380	$351,036 *	$262,529,009
Liabilities:
Common Stocks	$(41,351,170)	$—	$—	$(41,351,170)
Rights	—	—	— *	—
Total Liabilities – Investments at value	$(41,351,170)	$—	$— *	$(41,351,170)
Net Investments	$35,197,423	$185,629,380	$351,036 *	$221,177,839

*Includes securities determined to have no value as of July 31, 2026.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$230,426	$—	$—	$230,426
Forward Foreign Currency Exchange Contracts	—	326,050	—	326,050
Contracts for Difference	—	3,527,820	—	3,527,820
Swap Contracts	—	3,862	—	3,862
Total Assets - Derivative Financial Instruments	$230,426	$3,857,732	$—	$4,088,158
Liabilities:
Futures Contracts	$(335,389)	$—	$—	$(335,389)
Forward Foreign Currency Exchange Contracts	—	(302,532)	—	(302,532)
Contracts for Difference	—	(2,855,519)	—	(2,855,519)
Total Liabilities - Derivative Financial Instruments	$(335,389)	$(3,158,051)	$—	$(3,493,440)
Net Derivative Financial Instruments	$(104,963)	$699,681	$—	$594,718